   As filed with the Securities and Exchange Commission on November 1, 2000

                                                   Registration No. 333-15075
 ____________________________________________________________________________


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               -----------------

                                   FORM S-6
                            Post-Effective Amendment

                                   No. 5 to
                         Registration Statement Under
                          THE SECURITIES ACT OF 1933

                               -----------------

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                              JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                               -----------------

                            RONALD J. BOCAGE, ESQ.
                      JOHN HANCOCK LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
               (Name and complete address of agent for service)

                               -----------------

                                   Copy to:
                           THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                               -----------------

It is proposed that this filing become effective(check appropriate box)

 / / immediately upon filing pursuant to paragraph (b) of Rule 485
 --
 /X/ on November 1, 2000 pursuant to paragraph (b) of Rule 485
 --
 / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / / on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

 / / this post-effective amendment designates a new effective date for a
 --
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------

1, 2                             Cover, The Account and The Series
                                 Funds, JHVLICO and John Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Funds,
                                 State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions
                                 and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO
                                 Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Funds

11, 12                           Summary, The Account and The Series
                                 Funds, Distribution of Policies

13                               Summary, Charges and Expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Funds

17                               Summary, Policy
                                 Provisions and Benefits

18                               The Account and The Series Funds,
                                 Tax Considerations

19                               Reports

20                               Changes that JHVLICO
                                 Can Make

21                               Policy Provisions and Benefits

22                               Policy Provisions and Benefits

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Funds,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Funds,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Values

47, 48, 49, 50                   Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Funds,
                                 Changes that JHVLICO
                                 Can Make

53,54,55                         Not Applicable

56,57,58                         Not Applicable

59                               Financial Statements

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                      CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      The prospectus containing the information specified in the instructions in Form S-6 under the Securities Act of 1933.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

    The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account, previously filed electronically on October 30, 1996.

     (2)      Not Applicable.

     (3)      (a)  Form of Distribution and Servicing Agreement by and among
                   John Hancock Distributors, Inc., John Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, previously filed electronically on April 23, 1997.

              (b) Specimen Variable Contracts Selling Agreement between John Hancock Mutual Life Insurance Company and selling broker-dealers, previously filed electronically on April 23, 1997.


              (c)  Schedule of sales commissions included in I.A.(3)(a) above.

     (4)      Not Applicable.

     (5) Form of flexible premium variable life insurance policy, previously filed electronically on April 3, 1997.

     (6)      (a) JHVLICO Certificate of Incorporation, previously filed electronically on October 30, 1996.

              (b) JHVLICO By-laws, previously filed electronically on October
                  30, 1996.


     (7)  Not Applicable.

     (8) (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Mutual Life Insurance Company and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (e) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, And John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

     (9)  Not Applicable.

     (10) Forms of individual and master applications for Policy, previously filed electronically on October 30, 1996.

     (11) Not Applicable. The Registrant invests only in shares of open-end
          Funds.

2.   Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, previously filed electronically on April 3, 1997.

4.   Not Applicable

5.   Not Applicable

6.   Opinion and consent of actuary.

7.   Consent of independent auditors.

8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the flexible premium policy pursuant to Rule
     6e-3(T)(b)(12)(iii), previously filed electronically on April 3, 1997.

9. Powers of attorney for Tomlinson, D'Alessandro, Shaw, Luddy, Lee, Reitano, Van Leer and Paster, previously filed electronically on October 30, 1996. Power of attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report for John Hancock Variable Life Insurance Company (File No. 33-62895), filed March 28, 1997. Powers of Attorney for Bruce M. Jones and Paul Strong, incorporated by reference from the Post-Effective Amendment No. 2 to File No. 333-81127, Filed May 4, 2000.

10. Opinion of Counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                     Title                              Date
----------                     -----                              ----


/s/ PATRICK J. GILL
--------------------
    PATRICK J. GILL        Controller (Principal Accounting   November 1, 2000
                           Officer and Acting Principal
                           Financial Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer        Vice Chairman of the Board         November 1, 2000
for herself and as         and President(Acting Principal
Attorney-in-Fact           Executive Officer)

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Bruce M. Jones         Director
            Paul Strong            Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director
            Robert R. Reitano      Director

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of November, 2000.


                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         Vice Chairman and President



Attest:    /s/ PETER SCAVONGELLI
           ------------------------
           Peter Scavongelli
           Secretary

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of November, 2000.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ Michele G. Van Leer
                                     -----------------------
                                     Michele G. Van Leer
                                     Vice Chairman and President



Attest   /s/ PETER SCAVONGELLI
         ------------------------
         Peter Scavongelli
         Secretary

                       Prospectus dated November 1, 2000

                       MAJESTIC VARIABLE UNIVERSAL LIFE

          a flexible premium variable life insurance policy issued by
                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                                  ("JHVLICO")

 The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

Variable Investment Option Managed By
Managed . . . . . . . . . . . . . . . . . . . . . . Independence Investment Associates, Inc. and Capital
   Guardian Trust Company
Growth & Income . . . . . . . . . . . . . . Independence Investment Associates, Inc. and Putnam
   Investment Management, Inc.
Fidelity VIP Contrafund(R). . . . . . . . . Fidelity Management and Research Company
Equity Index . . . . . . . . . . . . . . . . . . . State Street Global Advisors
Large Cap Value . . . . . . . . . . . . . . . T. Rowe Price Associates, Inc.
American Leaders Large Cap Value . Federated Investment Management Company
Large Cap Growth . . . . . . . . . . . . . . Independence Investment Associates, Inc.
Large Cap Aggressive Growth . . . . . Alliance Capital Management L.P.
Fidelity VIP Growth . . . . . . . . . . . . . Fidelity Management and Research Company
AIM V.I. Value . . . . . . . . . . . . . . . . . A I M Advisors, Inc.
Janus Aspen Global Technology. . . . Janus Capital Corporation
Mid Cap Value . . . . . . . . . . . . . . . . . Neuberger Berman, LLC
Mid Cap Growth . . . . . . . . . . . . . . . Janus Capital Corporation
Fundamental Growth. . . . . . . . . . . . . Putnam Investment Management, Inc.
Real Estate Equity . . . . . . . . . . . . . . Independence Investment Associates, Inc. and Morgan
   Stanley Dean Witter Investment Management Inc.
Small/Mid Cap CORE SM . . . . . . . . . Goldman Sachs Asset Management
Small/Mid Cap Growth . . . . . . . . . . . Wellington Management Company, LLP
Small Cap Equity . . . . . . . . . . . . . . . Capital Guardian Trust Company
Small Cap Growth . . . . . . . . . . . . . . John Hancock Advisers, Inc.
MFS New Discovery. . . . . . . . . . . . . MFS Investment Management(R)
Global Balanced . . . . . . . . . . . . . . . . Capital Guardian Trust Company
Janus Aspen Worldwide Growth . . . Janus Capital Corporation
Templeton International Securities . . Templeton Investment Counsel, Inc.
International Equity Index . . . . . . . . Independence International Associates, Inc.
International Opportunities . . . . . . . T. Rowe Price International, Inc.
Emerging Markets Equity . . . . . . . . Morgan Stanley Dean Witter Investment Management Inc.
Short-Term Bond . . . . . . . . . . . . . . . Independence Investment Associates, Inc.
Bond Index . . . . . . . . . . . . . . . . . . . . Mellon Bond Associates, LLP
Active Bond . . . . . . . . . . . . . . . . . . . John Hancock Advisers, Inc.
Core Bond . . . . . . . . . . . . . . . . . . . . . Federated Investment Management Company
Global Bond . . . . . . . . . . . . . . . . . . . Capital Guardian Trust Company
High Yield Bond . . . . . . . . . . . . . . . Wellington Management Company, LLP
Money Market. . . . . . . . . . . . . . . . . . John Hancock Life Insurance Company
Brandes International Equity. . . . . . . Brandes Investment Partners, L.P.
Turner Core Growth . . . . . . . . . . . . . Turner Investment Partners, Inc.
Frontier Capital Appreciation . . . . . . Frontier Capital Management Company, LLC
Clifton Enhanced U.S. Equity. . . . . . The Clifton Group

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, Inc., the Templeton Variable Products Series Fund, Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II, the MFS Variable Insurance Trust, and the M Fund, Inc. (together, "the Trusts"). In this prospectus, the investment options of the Trusts are referred to as "funds". In the prospectuses for the Trusts, the investment options may be referred to as "funds", "portfolios" or "series".

     Each Trust is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Trusts. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for each Trust. The Trust prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                            * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            * * * * * * * * * * * *


                         JHVLICO Life Servicing Office

                Express Delivery                   U.S. Mail
              529 Main Street (X-4)              P.O. Box 111
              Charlestown, MA 02129            Boston, MA 02117

                             Phone: 1-800-521-1234

                              Fax: 1-617-572-6956

                           GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

     This prospectus is arranged in the following way:

 . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

 . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 21.

 . Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 32.

 . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 46.

 . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 130.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Trusts begin.

                            * * * * * * * * * * * *

                                      BASIC INFORMATION

     This part of the prospectus provides answers to commonly asked questions about the policy. Here are the page numbers where the questions and answers appear:

Question                                                                                     Beginning on page
 .What is the policy? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 . . . . . . .

 .Who owns the policy? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
 . . . . .

 .How can I invest money in the policy? . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

 .Is there a minimum amount I must invest? . . . . . . . . . . . . . . . . . . . . . . . .    6

 .How will the value of my investment in the policy change over time? . . .                   8

 .What charges will JHVLICO deduct from my investment in the policy? .                        9

 .What charges will the Trusts deduct from my investment in the policy? .                     10

 .What other charges could JHVLICO impose in the future?. . . . . . . . . . . .               12

 .How can I change my policy's investment allocations? . . . . . . . . . . . . . .            13

 .How can I access my investment in the policy?. . . . . . . . . . . . . . . . . . . . .      13

 .How much will JHVLICO pay when the insured person dies? . . . . . . . . .                   15

 .How can I change my policy's insurance coverage? . . . . . . . . . . . . . . . . .          17

 .Can I cancel my policy after it's issued? . . . . . . . . . . . . . . . . . . . . . . . . . 17
 .

 .Can I choose the form in which JHVLICO pays out policy proceeds? . . .                      18

 .To what extent can JHVLICO vary the terms and conditions of its policies in particular cases? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
   . . . . . . . .

 .How will my policy be treated for income tax purposes? . . . . . . . . . . . . .            19

 .How do I communicate with JHVLICO?. . . . . . . . . . . . . . . . . . . . . . . . . .       19

 What is the policy?

     The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

     While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

 .  Determine when and how much you invest in the various investment options

 .  Borrow or withdraw amounts you have in the investment options

 .  Change the beneficiary who will receive the death benefit

 .  Change the amount of insurance

 . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

 .  Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 Who owns the policy?

     That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 How can I invest money in the policy?

Premium Payments

     We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

     Each premium payment must be at least $100.

Maximum premium payments

     Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
40. Also, we may refuse to accept any amount of an additional premium if:

 . that amount of premium would increase our insurance risk exposure, and

 . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

 In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed minimum death benefit feature from terminating. We reserve the right to limit premium payments above the amount of cumulative Guaranteed Minimum Death Benefit Premiums (whether or not the guaranteed minimum death benefit feature described on page 7 is in effect).

Ways to pay premiums

     If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

     We will also accept premiums:

 . by wire or by exchange from another insurance company, or

 . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 Is there a minimum amount I must invest?

Planned Premiums

     The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed minimum death benefit feature" below).

Lapse and reinstatement

     Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed minimum death benefit feature

     This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if on each policy anniversary during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%. The Guaranteed Minimum Death Benefit Premium (or "GMDB Premium) is defined in the policy and is "due" on each policy anniversary. On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.

     No GMDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 15).

     If the guaranteed minimum death benefit test is not satisfied on any policy anniversary, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the policy anniversary on which default occurred. If it is reinstated more than 1 year after such policy anniversary, we will require evidence that the insured person still meets our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.

     The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How much will JHVLICO pay when the insured person dies?" on page 15).

     If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

 How will the value of my investment in the policy change over time?

     From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 36.)

     Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of one of the Trusts and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

     The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be subject to the mortality and expense risk charge described on page
10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

     At any time, the "account value" of your policy is equal to:

 . the amount you invested,

 . plus or minus the investment experience of the investment options you've chosen,

 . minus all charges we deduct, and

 . minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 14.

 What charges will JHVLICO deduct from my investment in the policy?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 2.35% of each premium.
 . DAC tax charge - A charge to cover the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.
 . Premium processing charge - A charge to help defray our administrative costs. This charge is 1.25% of each premium.
 . Sales charge - A charge to help defray our sales costs. The charge is 30% of premiums paid in the first policy year up to the Target Premium, 10% of premiums paid in each of policy years 2 through 10 up to the Target Premium, 4% of premiums paid in each policy year after policy year 10 up to the Target Premium, and 3.5% of premiums paid in any policy year in excess of the Target Premium. The "Target Premium" is determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy.
 . Optional enhanced cash value rider charge - A charge imposed if you elect this rider. It is deducted only from premiums received in the first policy year. The charge is 2% of premiums paid in the first policy year up to the Target Premium.

Deductions from account value

 . Issue charge - A monthly charge to help defray our administrative costs. This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and that is deducted only during the first ten policy years. The charge will appear in the "Policy Specifications" section of the policy. As an example, the monthly charge for a 45 year old is 10(cent) per $1,000 of Basic Sum Insured. The monthly charge will be at least $5 and is guaranteed not to exceed $200.
 . Administrative charge - A monthly charge to help defray our administrative costs. This is a flat dollar charge of up to $10 (currently $5).
 . Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.

 . Extra mortality charge - A monthly charge specified in your policy for additional mortality risk if the insured person is subject to certain types of special insurance risk.
 . M &E charge - A daily charge for mortality and expense risks we assume. This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .20% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.
 . Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1(cent) per $1,000 of Basic Sum Insured and is guaranteed not to exceed 3(cent) per $1,000 of Basic Sum Insured. Because policies of this type were first offered in 1997, this charge is not yet applicable to any policy at the current rate.
 . Optional benefits charge - Monthly charges for any optional insurance benefits added to the policy by means of a rider (other than the optional enhanced cash value rider).
 . Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

 What charges will the Trusts deduct from my investment in the policy?

     The Trusts must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 1999, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                              Investment  Distribution andOther Operating Total Fund Other Operating
                                              Management  Service         Expenses With   Operating  Expenses Absent
Fund Name                                     Fee         (12b-1) Fees    Reimbursement   Expenses   Reimbursement
John Hancock Variable Series Trust I
   (Note 1):
Managed . . . . . . . . . . . . . . . . . . . 0.67%       N/A             0.03%           0.70%      0.03%
 . . . . . .
Growth & Income . . . . . . . . . . . . . . . 0.67%       N/A             0.03%           0.70%      0.03%
 . . .
Equity Index . . . . . . . . . . . . . . . .  0.14%       N/A             0.00%           0.14%      0.08%
 . . . . . .
American Leaders Large Cap Value . . . .      0.80%       N/A             0.10%           0.90%      N/A
Large Cap Growth. . . . . . . . . . . . . . . 0.36%       N/A             0.03%           0.39%      0.03%
 . . .
Large Cap Aggressive Growth . . . . . . . .   0.98%       N/A             0.10%           1.08%      0.19%
Mid Cap Value . . . . . . . . . . . . . . . . 0.80%       N/A             0.10%           0.90%      0.12%
 . . . .
Mid Cap Growth . . . . . . . . . . . . . . .  0.82%       N/A             0.10%           0.92%      0.11%
 . . . .
Fundamental Growth * . . . . . . . . . . . .  0.90%       N/A             0.10%           1.00%      0.24%
 . .
Real Estate Equity . . . . . . . . . . . . .  1.01%       N/A             0.10%           1.11%      0.10%
 . . . . .
Small/Mid Cap CORE SM . . . . . . . . . . . . 0.80%       N/A             0.10%           0.90%      0.66%

                                              Investment   Distribution   Other Operating Total Fund Other Operating
                                                           and
                                              Management   Service        Expenses With   Operating  Expenses Absent
Fund Name                                     Fee          (12b-1) Fees   Reimbursement   Expenses   Reimbursement
Small/Mid Cap Growth . . . . . . . . . . . .  0.75%        N/A            0.10%           0.85%      0.10%
 . .
Small Cap Equity * . . . . . . . . . . . . .  0.90%        N/A            0.10%           1.00%      0.16%
 . . . .
Small Cap Growth. . . . . . . . . . . . . . . 0.75%        N/A            0.10%           0.85%      0.14%
 . . .
Global Balanced * . . . . . . . . . . . . . . 1.05%        N/A            0.10%           1.15%      0.46%
 . . . .
International Equity Index. . . . . . . . . . 0.16%        N/A            0.10%           0.26%      0.22%
 . .
International Opportunities . . . . . . . . . 0.87%        N/A            0.10%           0.97%      0.29%
 . .
Emerging Markets Equity . . . . . . . . . . . 1.27%        N/A            0.10%           1.37%      2.17%
 .
Short-Term Bond. . . . . . . . . . . . . . .  0.30%        N/A            0.10%           0.40%      0.13%
 . . . .
Bond Index . . . . . . . . . . . . . . . . .  0.15%        N/A            0.10%           0.25%      0.20%
 . . . . . .
Active Bond * . . . . . . . . . . . . . . . . 0.61%        N/A            0.03%           0.64%      0.03%
 . . . . .
Core Bond . . . . . . . . . . . . . . . . . . 0.70%        N/A            0.10%           0.80%      N/A
 . . . . . .
Global Bond . . . . . . . . . . . . . . . . . 0.85%        N/A            0.10%           0.95%      0.15%
 . . . . .
High Yield Bond . . . . . . . . . . . . . . . 0.65%        N/A            0.10%           0.75%      0.39%
 . . . .
Money Market . . . . . . . . . . . . . . . .  0.25%        N/A            0.06%           0.31%      0.06%
 . . . . .

AIM Variable Insurance Funds, Inc.:
AIM V.I. Value . . . . . . . . . . . . . . .  0.61%        N/A            0.15%           0.76%      0.15%
 . . . . .

Variable Insurance Products Fund -
   Service Class (Note 2):
Fidelity VIP Growth . . . . . . . . . . . . . 0.58%        0.10%          0.07%           0.75%      0.09%
 . . .

Variable Insurance Products Fund II -
   Service Class (Note 2):
Fidelity VIP Contrafund(R). . . . . . . . . .  0.58%        0.10%          0.07%           0.75%      0.10%
 . .

Franklin Templeton Variable
   Insurance Products Trust - Class 2
   Shares (Note 3):
Templeton International Securities . . . . .  0.69%        0.25%          0.19%           1.13%      0.19%

Janus Aspen Series - Service Shares
   Class (Note 4):
Janus Aspen Global Technology. . . . . . .    0.65%        0.25%          0.13%           1.03%      0.13%
Janus Aspen Worldwide Growth. . . . . . .     0.65%        0.25%          0.05%           0.95%      0.05%

MFS Variable Insurance Trust
   (Note 5):
MFS New Discovery. . . . . . . . . . . . . .  0.90%        N/A            0.17%           1.07%      1.59%
 . .

M Fund, Inc. (Note 6):
Brandes International Equity. . . . . . . . . 0.96%        N/A            0.25%           1.21%      0.97%
 .
Turner Core Growth . . . . . . . . . . . . .  0.45%        N/A            0.25%           0.70%      0.95%
 . . .
Frontier Capital Appreciation . . . . . . . . 0.90%        N/A            0.25%           1.15%      0.57%
 .
Clifton Enhanced U.S. Equity ** . . . . . .   0.55%        N/A            0.25%           0.80%      1.08%

Notes to Fund Expense Table

(1) John Hancock Variable Series Trust I funds' percentages for "other fund expenses" are based on the allocation methodology and expense reimbursement policy adopted April 23, 1999, and are calculated as if that allocation methodology and expense reimbursement policy had been in effect for all of 1999.
   Under the expense reimbursement policy, John Hancock Life Insurance Company voluntarily reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). All percentages for the American Leaders Large Cap Value Fund and the Core Bond Fund are estimates for the current fiscal year because the funds were not in operation in 1999. Shareholders of the Managed, Growth & Income, Fundamental Growth, Real Estate Equity,

Small Cap Equity, Global Balanced, Active Bond, and Global Bond funds have approved new management fee schedules, which apply to those funds effective November 1, 2000. The investment management fee percentages for each of those funds are calculated as if those new fee schedules had been in effect for all of 1999. The investment management fee percentages for all other funds reflect the investment management fees that were actually payable for 1999.

 * Fundamental Growth was formerly "Fundamental Mid Cap Growth", Small Cap Equity was formerly "Small Cap Value", Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

    " CORE SM" is a service mark of Goldman, Sachs & Co.

(2) A portion of the brokerage commissions that certain of the Fidelity VIP funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.
   Without these reductions, the operating expenses of the funds would have been higher, as shown in the last column of this table.

(3) On February 8, 2000, shareholders of each fund approved a merger and reorganization that combined the Templeton International Equity Fund with the Templeton International Securities Fund, effective May 1, 2000. Shareholders of the Templeton International Securities Fund had approved new management fees, which apply to the combined funds effective May 1, 2000. The table shows restated total expenses for the fund based on the new fees and the assets, as of December 31, 1999, of the Templeton International Securities Fund. However, if the table reflected both the new fees and the combined assets of the Templeton International Equity Fund and the Templeton International Securities Fund, the estimated expenses for the two funds combined after May 1, 2000 would be:
Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

(4) The percentages for the new Service Shares Class of the Janus Aspen Global Technology Fund and the Janus Aspen Worldwide Growth Fund are estimates because the Service Shares Class was not in operation in 1999. All such estimates have been made without regard to the effect of any expense offset arrangements.

(5) MFS Variable Insurance Trust Funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. MFS
   Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed to bear expense for the New Discovery Fund, subject to reimbursement by the fund, such that such fund's "other fund expenses" shall not exceed 0.15% of the average daily net assets of the fund during the current fiscal year.

(6) M Fund, Inc. Funds' percentages reflect the investment management fees currently payable and other fund expenses allocated in 1999. M Financial Advisers, Inc. reimburses a Fund when the Fund's other operating expenses exceed 0.25% of that Fund's average daily net assets.

 ** Clifton Enhanced U.S. Equity Fund was formerly "Enhanced U.S. Equity Fund".

 What other charges could JHVLICO impose in the future?

     Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

 How can I change my policy's investment allocations?

Future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

     Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.
 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.
 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

     We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option. We also reserve the right to impose limits on the number and frequency of transfers out of the variable investment options.

 How can I access my investment in the policy?

Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

     You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see "How much will JHVLICO pay when the insured person dies?" on page 15) and under the guaranteed death benefit feature (see page 7). Under Option A or Option M, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

     You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. However, you can't borrow from your policy during a "grace period" (see "Lapse and reinstatement" on page 7). The maximum amount you can borrow is determined as follows:

 . We first determine the account value of your policy.

 . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

 . We then multiply the resulting amount by .75% in policy years 1 through 20 and .25% thereafter.

 . We then subtract the third item above from the second item above.

     The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

 You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

 . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

 . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

 How much will JHVLICO pay when the insured person dies?

     In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 35.

     When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit. You choose which one you want in the application. The three death benefit options are:

 . Option A - The death benefit will equal the greater of (1) the Total Sum Insured, or (2) the minimum insurance amount (as described below).

 . Option B -The death benefit will equal the greater of (1) the Total Sum Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount.

 . Option M - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit (as described below), or (2) the minimum insurance amount.

     For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A or Option M. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A or Option M than under Option B for the same premium payments.

Optional extra death benefit feature

     The optional extra death benefit is determined as follows:

 . First, we multiply your account value by a factor specified in the policy. The factor is based on the insured person's age on the date of calculation.

 . We will then subtract your Total Sum Insured.

     If you change the way in which the minimum insurance amount is calculated (see below), we may have to change the factors described above (perhaps retroactively) in order to maintain qualification of the policy as life insurance under Federal tax law. This feature may result in the Option M death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy.

The minimum insurance amount

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the death benefit option, you must also elect which test you wish to have applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the "required additional death benefit factor" applicable on that date. In this case, the death benefit factors are derived by applying the guideline premium and cash value corridor test. The death benefit factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. Regardless of the test you elect, a table showing the required additional death benefit factor for each age will appear in the policy.

     As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 40). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

Enhanced cash value rider

     In the application for the policy, you may elect to purchase the enhanced cash value rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the "Policy Specifications" section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.

 How can I change my policy's insurance coverage?

Increase in coverage

     The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, you may request an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 37.

Decrease in coverage

     The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, you may request a reduction in the Additional Sum Insured, but only if:

 . the remaining Total Sum Insured will be at least $250,000, and

 . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

     We may refuse any decrease in Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 37.

Change of death benefit option

     At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.

Tax consequences

     Please read "Tax considerations" starting on page 40 to learn about possible tax consequences of changing your insurance coverage under the policy.

 Can I cancel my policy after it's issued?

     You have the right to cancel your policy within 10 days after you receive it (this period may be longer in some states). This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 2, or to the JHVLICO representative who delivered the policy to you.

     In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by

JHVLICO or the Trusts prior to that date. The date of cancellation will be the date of such mailing or delivery.

 Can I choose the form in which JHVLICO pays out policy proceeds?

Choosing a payment option

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

 .  Option 1 - Proceeds left with us to accumulate with interest

 . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

 .  Option 2B - Equal monthly payments for a specified period of time

 . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

 .  Option 4 - Equal monthly payments for life with no refund

 . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

     You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

 To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?

     Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

     Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 38. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 How will my policy be treated for income tax purposes?

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

     For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 40.

 How do I communicate with JHVLICO?

General Rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

     Certain requests must be made in writing and be signed and dated by you. They include the following:

         . loans, surrenders or partial withdrawals

 . transfers of account value among investment options

 . change of allocation among investment options for new premium payments o change of death benefit option o increase or decrease in Total Sum Insured o change of beneficiary o election of payment option for policy proceeds o tax withholding elections o election of telephone transaction privilege

 You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

     If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-6956. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

               ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After the deduction of average fees and expenses at the Trust level (as described below) the corresponding net annual rates of return would be -0.82%, 5.13% and 11.08%. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male standard non-smoker underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

     With respect to fees and expenses deducted from Trust assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds of the Trusts. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

Plan: Flexible Premium Variable Life $250,000
Total Sum Insured
        Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit Cash Value Accumulation Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium: $4,530* Using Current Charges

                                Death Benefit           Surrender Value
                                Assuming                Assuming
                                hypothetical            hypothetical
End of      Planned Premiums
                                gross annual            gross annual
                                return of               return of

Policy      accumulated at
Year        5% annual interest  0%          6%              12%         0%        6%                12%
1           $      4,757        250,000     250,000         250,000     2,136     2,286             2,437
2                  9,751        250,000     250,000         250,000     5,091     5,579             6,085
3                  14,995       250,000     250,000         250,000     7,965     8,981             10,076
4                  20,501       250,000     250,000         250,000     10,816    12,558            14,510
5                  26,283       250,000     250,000         250,000     13,634    16,310            19,428
6                  32,353       250,000     250,000         250,000     16,425    20,251            24,887
7                  38,727       250,000     250,000         250,000     19,197    24,398            30,954
8                  45,420       250,000     250,000         250,000     21,951    28,764            37,701
9                  52,448       250,000     250,000         250,000     24,679    33,349            45,194
10                 59,827       250,000     250,000         250,000     27,376    38,163            53,510
11                 67,575       250,000     250,000         250,000     30,599    43,799            63,351
12                 75,710       250,000     250,000         250,000     33,745    49,676            74,241
13                 84,252       250,000     250,000         250,000     36,778    55,775            86,271
14                 93,221       250,000     250,000         250,000     39,700    62,110            99,579
15                 102,638      250,000     250,000         250,000     42,511    68,698            114,317
16                 112,527      250,000     250,000         250,000     45,218    75,559            130,664
17                 122,910      250,000     250,000         271,781     47,812    82,706            148,766
18                 133,812      250,000     250,000         300,626     50,285    90,152            168,721
19                 145,259      250,000     250,000         331,594     52,637    97,917            190,714
20                 157,278      250,000     250,000         364,895     54,858    106,020           214,948
25                 227,014      250,000     250,000         573,213     62,875    151,813           377,337
30                 316,016      250,000     289,164         881,263     66,177    209,828           639,477
35                 429,609      250,000     356,407         1,347,762   60,549    279,820           1,058,147

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan: Flexible Premium Variable Life $250,000
Total Sum Insured
        Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit Cash Value Accumulation Test No Guaranteed Minimum Death Benefit Option Tenth Policy Year Planned Premium: $4,530* Using Maximum Charges

                                    Death Benefit           Surrender Value
                                    Assuming                Assuming
                                    hypothetical            hypothetical
End of      Planned Premiums
                                    gross annual            gross annual
                                    return of               return of

Policy      accumulated at
Year        5% annual interest   0%          6%                 12%         0%         6%               12%

1           $       4,757        250,000     250,000            250,000     1,375      1,500            1,627
2                   9,751        250,000     250,000            250,000     3,543      3,933            4,340
3                   14,995       250,000     250,000            250,000     5,595      6,388            7,249
4                   20,501       250,000     250,000            250,000     7,527      8,863            10,371
5                   26,283       250,000     250,000            250,000     9,331      11,350           13,720
6                   32,353       250,000     250,000            250,000     11,001     13,843           17,318
7                   38,727       250,000     250,000            250,000     12,520     16,324           21,174
8                   45,420       250,000     250,000            250,000     13,873     18,778           25,306
9                   52,448       250,000     250,000            250,000     15,042     21,187           29,728
10                  59,827       250,000     250,000            250,000     16,007     23,528           34,458
11                  67,575       250,000     250,000            250,000     17,326     26,384           40,148
12                  75,710       250,000     250,000            250,000     18,412     29,173           46,280
13                  84,252       250,000     250,000            250,000     19,257     31,889           52,911
14                  93,221       250,000     250,000            250,000     19,847     34,517           60,100
15                  102,638      250,000     250,000            250,000     20,165     37,041           67,913
16                  112,527      250,000     250,000            250,000     20,182     39,430           76,422
17                  122,910      250,000     250,000            250,000     19,861     41,651           85,708
18                  133,812      250,000     250,000            250,000     19,157     43,659           95,864
19                  145,259      250,000     250,000            250,000     18,011     45,397           106,999
20                  157,278      250,000     250,000            250,000     16,367     46,810           119,254
25                  227,014      **          250,000            307,413     **         46,817           202,365
30                  316,016      **          250,000            447,217     **         23,713           324,517
35                  429,609      **          **                 631,413     **         **               495,731

  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
 ** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan: Flexible Premium Variable Life $250,000
Total Sum Insured
        Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit Cash Value Accumulation Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium: $4,530* Using Current Charges

                                   Death Benefit          Surrender Value
                                   Assuming               Assuming
                                   hypothetical           hypothetical
End of      Planned Premiums
                                   gross annual           gross annual
                                   return of              return of

Policy      accumulated at
Year        5% annual interest  0%          6%              12%         0%        6%                12%
1           $      4,757        252,132     252,282         252,432     2,132     2,282             2,432
2                  9,751        255,076     255,562         256,066     5,076     5,562             6,066
3                  14,995       257,931     258,942         260,032     7,931     8,942             10,032
4                  20,501       260,757     262,489         264,428     10,757    12,489            14,428
5                  26,283       263,544     266,199         269,292     13,544    16,199            19,292
6                  32,353       266,298     270,088         274,678     16,298    20,088            24,678
7                  38,727       269,026     274,170         280,652     19,026    24,170            30,652
8                  45,420       271,732     278,458         287,279     21,732    28,458            37,279
9                  52,448       274,404     282,952         294,622     24,404    32,952            44,622
10                 59,827       277,040     287,657         302,751     27,040    37,657            52,751
11                 67,575       280,191     293,160         312,355     30,191    43,160            62,355
12                 75,710       283,251     298,874         322,939     33,251    48,874            72,939
13                 84,252       286,175     304,760         334,561     36,175    54,760            84,561
14                 93,221       288,962     310,825         347,332     38,962    60,825            97,332
15                 102,638      291,611     317,077         361,373     41,611    67,077            111,373
16                 112,527      294,126     323,525         376,825     44,126    73,525            126,825
17                 122,910      296,496     330,167         393,828     46,496    80,167            143,828
18                 133,812      298,708     336,997         412,535     48,708    86,997            162,535
19                 145,259      300,758     344,020         433,125     50,758    94,020            183,125
20                 157,278      302,632     351,228         455,786     52,632    101,228           205,786
25                 227,014      307,825     388,549         606,836     57,825    138,549           356,836
30                 316,016      306,478     428,810         851,541     56,478    178,810           601,541
35                 429,609      293,393     466,463         1,267,804   43,393    216,463           995,371

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan: Flexible Premium Variable Life $250,000
Total Sum Insured
        Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit Cash Value Accumulation Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium: $4,530* Using Maximum Charges

                               Death Benefit         Surrender Value
                               Assuming              Assuming
                               hypothetical          hypothetical
End of      Planned Premiums
                               gross annual          gross annual
                               return of             return of

Policy      accumulated at
Year        5% annual interest   0%          6%                 12%         0%         6%               12%
1           $       4,757        251,365     251,490            251,616     1,365      1,490            1,616
2                   9,751        253,513     253,899            254,303     3,513      3,899            4,303
3                   14,995       255,531     256,315            257,165     5,531      6,315            7,165
4                   20,501       257,416     258,731            260,213     7,416      8,731            10,213
5                   26,283       259,157     261,135            263,455     9,157      11,135           13,455
6                   32,353       260,750     263,519            266,903     10,750     13,519           16,903
7                   38,727       262,173     265,858            270,553     12,173     15,858           20,553
8                   45,420       263,412     268,133            274,409     13,412     18,133           24,409
9                   52,448       264,447     270,318            278,468     14,447     20,318           28,468
10                  59,827       265,255     272,383            282,725     15,255     22,383           32,725
11                  67,575       266,390     274,897            287,800     16,390     24,897           37,800
12                  75,710       267,262     277,269            293,141     17,262     27,269           43,141
13                  84,252       267,864     279,482            298,765     17,864     29,482           48,765
14                  93,221       268,182     281,511            304,682     18,182     31,511           54,682
15                  102,638      268,200     283,325            310,901     18,200     33,325           60,901
16                  112,527      267,890     284,882            317,419     17,890     34,882           67,419
17                  122,910      267,217     286,131            324,225     17,217     36,131           74,225
18                  133,812      266,138     287,008            331,299     16,138     37,008           81,299
19                  145,259      264,604     287,438            338,610     14,604     37,438           88,610
20                  157,278      262,566     287,345            346,123     12,566     37,345           96,123
25                  227,014      **          276,445            385,660     **         26,445           135,660
30                  316,016      **          **                 421,564     **         **               171,564
35                  429,609      **          **                 431,194     **         **               181,194

  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
 ** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan: Flexible Premium Variable Life $250,000
      Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option M Death Benefit Cash Value Accumulation Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium: $4,530* Using Current Charges

                                            Death Benefit                         Surrender Value
                                            Assuming                              Assuming
                                            hypothetical                          hypothetical
End of      Planned Premiums
                                            gross annual                          gross annual
                                            return of                             return of
Policy      accumulated at
Year        5% annual interest  0%          6%              12%         0%        6%                12%
1           $      4,757        250,000     250,000         250,000     2,136     2,286             2,437
2                  9,751        250,000     250,000         250,000     5,091     5,579             6,085
3                  14,995       250,000     250,000         250,000     7,965     8,981             10,076
4                  20,501       250,000     250,000         250,000     10,816    12,558            14,510
5                  26,283       250,000     250,000         250,000     13,634    16,310            19,428
6                  32,353       250,000     250,000         250,000     16,425    20,251            24,887
7                  38,727       250,000     250,000         250,000     19,197    24,398            30,954
8                  45,420       250,000     250,000         250,000     21,951    28,764            37,701
9                  52,448       250,000     250,000         250,000     24,679    33,349            45,194
10                 59,827       250,000     250,000         250,000     27,376    38,163            53,510
11                 67,575       250,000     250,000         250,406     30,599    43,799            63,351
12                 75,710       250,000     250,000         280,854     33,745    49,676            74,192
13                 84,252       250,000     250,000         312,168     36,778    55,775            86,063
14                 93,221       250,000     250,000         344,422     39,700    62,110            99,057
15                 102,638      250,000     250,000         377,713     42,511    68,698            113,278
16                 112,527      250,000     250,000         412,174     45,218    75,559            128,845
17                 122,910      250,000     253,928         447,888     47,812    82,702            145,873
18                 133,812      250,000     265,602         484,952     50,285    90,086            164,485
19                 145,259      250,000     276,783         523,543     52,637    97,714            184,828
20                 157,278      250,000     287,506         563,789     54,858    105,584           207,047
25                 227,014      250,000     333,425         790,116     62,875    147,801           350,244
30                 316,016      250,000     372,508         1,080,295   66,177    196,616           570,197
35                 429,609      250,000     406,555         1,457,838   60,549    251,285           901,068

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan:  Flexible Premium Variable Life $250,000
Total  Sum Insured
       Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option M Death Benefit Cash Value Accumulation Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium: $4,530* Using Maximum Charges

                                             Death Benefit                             Surrender Value
                                             Assuming                                  Assuming
                                             hypothetical                              hypothetical
End of      Planned Premiums
                                             gross annual                              gross annual
                                             return of                                 return of
Policy      accumulated at
Year        5% annual interest   0%          6%                 12%         0%         6%               12%
1           $       4,757        250,000     250,000            250,000     1,375      1,500            1,627
2                   9,751        250,000     250,000            250,000     3,543      3,933            4,340
3                   14,995       250,000     250,000            250,000     5,595      6,388            7,249
4                   20,501       250,000     250,000            250,000     7,527      8,863            10,371
5                   26,283       250,000     250,000            250,000     9,331      11,350           13,720
6                   32,353       250,000     250,000            250,000     11,001     13,843           17,318
7                   38,727       250,000     250,000            250,000     12,520     16,324           21,174
8                   45,420       250,000     250,000            250,000     13,873     18,778           25,306
9                   52,448       250,000     250,000            250,000     15,042     21,187           29,728
10                  59,827       250,000     250,000            250,000     16,007     23,528           34,458
11                  67,575       250,000     250,000            250,000     17,326     26,384           40,148
12                  75,710       250,000     250,000            250,000     18,412     29,173           46,280
13                  84,252       250,000     250,000            250,000     19,257     31,889           52,911
14                  93,221       250,000     250,000            250,000     19,847     34,517           60,100
15                  102,638      250,000     250,000            250,000     20,165     37,041           67,913
16                  112,527      250,000     250,000            250,000     20,182     39,430           76,422
17                  122,910      250,000     250,000            262,891     19,861     41,651           85,621
18                  133,812      250,000     250,000            281,018     19,157     43,659           95,315
19                  145,259      250,000     250,000            298,817     18,011     45,397           105,492
20                  157,278      250,000     250,000            316,267     16,367     46,810           116,146
25                  227,014      **          250,000            398,744     **         46,817           176,756
30                  316,016      **          250,000            471,793     **         23,713           249,020
35                  429,609      **          **                 533,734     **         **               329,893

  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
 ** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan:  Flexible Premium Variable Life $250,000
Total  Sum Insured
       Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit Guideline Premium and Cash Value Corridor Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium:
       $4,530* Using Current Charges

                                            Death Benefit                         Surrender Value
                                            Assuming                              Assuming
                                            hypothetical                          hypothetical
End of      Planned Premiums
                                            gross annual                          gross annual
                                            return of                             return of
Policy      accumulated at
Year        5% annual interest  0%          6%              12%         0%        6%                12%
1           $      4,757        250,000     250,000         250,000     2,136     2,286             2,437
2                  9,751        250,000     250,000         250,000     5,091     5,579             6,085
3                  14,995       250,000     250,000         250,000     7,965     8,981             10,076
4                  20,501       250,000     250,000         250,000     10,816    12,558            14,510
5                  26,283       250,000     250,000         250,000     13,634    16,310            19,428
6                  32,353       250,000     250,000         250,000     16,425    20,251            24,887
7                  38,727       250,000     250,000         250,000     19,197    24,398            30,954
8                  45,420       250,000     250,000         250,000     21,951    28,764            37,701
9                  52,448       250,000     250,000         250,000     24,679    33,349            45,194
10                 59,827       250,000     250,000         250,000     27,376    38,163            53,510
11                 67,575       250,000     250,000         250,000     30,599    43,799            63,351
12                 75,710       250,000     250,000         250,000     33,745    49,676            74,241
13                 84,252       250,000     250,000         250,000     36,778    55,775            86,271
14                 93,221       250,000     250,000         250,000     39,700    62,110            99,579
15                 102,638      250,000     250,000         250,000     42,511    68,698            114,317
16                 112,527      250,000     250,000         250,000     45,218    75,559            130,664
17                 122,910      250,000     250,000         250,000     47,812    82,706            148,810
18                 133,812      250,000     250,000         250,000     50,285    90,152            168,974
19                 145,259      250,000     250,000         250,000     52,637    97,917            191,409
20                 157,278      250,000     250,000         263,978     54,858    106,020           216,375
25                 227,014      250,000     250,000         448,961     62,875    151,813           387,035
30                 316,016      250,000     250,000         717,809     66,177    211,012           670,850
35                 429,609      250,000     304,027         1,201,541   60,549    289,549           1,144,325

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan:   Flexible Premium Variable Life $250,000
Total   Sum Insured
        Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit Guideline Premium and Cash Value Corridor Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned
        Premium: $4,530* Using Maximum Charges

                                             Death Benefit                             Surrender Value
                                             Assuming                                  Assuming
                                             hypothetical                              hypothetical
End of      Planned Premiums
                                             gross annual                              gross annual
                                             return of                                 return of
Policy      accumulated at
Year        5% annual interest   0%          6%                 12%         0%         6%               12%
1           $       4,757        250,000     250,000            250,000     1,375      1,500            1,627
2                   9,751        250,000     250,000            250,000     3,543      3,933            4,340
3                   14,995       250,000     250,000            250,000     5,595      6,388            7,249
4                   20,501       250,000     250,000            250,000     7,527      8,863            10,371
5                   26,283       250,000     250,000            250,000     9,331      11,350           13,720
6                   32,353       250,000     250,000            250,000     11,001     13,843           17,318
7                   38,727       250,000     250,000            250,000     12,520     16,324           21,174
8                   45,420       250,000     250,000            250,000     13,873     18,778           25,306
9                   52,448       250,000     250,000            250,000     15,042     21,187           29,728
10                  59,827       250,000     250,000            250,000     16,007     23,528           34,458
11                  67,575       250,000     250,000            250,000     17,326     26,384           40,148
12                  75,710       250,000     250,000            250,000     18,412     29,173           46,280
13                  84,252       250,000     250,000            250,000     19,257     31,889           52,911
14                  93,221       250,000     250,000            250,000     19,847     34,517           60,100
15                  102,638      250,000     250,000            250,000     20,165     37,041           67,913
16                  112,527      250,000     250,000            250,000     20,182     39,430           76,422
17                  122,910      250,000     250,000            250,000     19,861     41,651           85,708
18                  133,812      250,000     250,000            250,000     19,157     43,659           95,864
19                  145,259      250,000     250,000            250,000     18,011     45,397           106,999
20                  157,278      250,000     250,000            250,000     16,367     46,810           119,254
25                  227,014      **          250,000            250,000     **         46,817           205,151
30                  316,016      **          250,000            379,615     **         23,713           354,780
35                  429,609      **          **                 627,605     **         **               597,719

  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
 ** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan:  Flexible Premium Variable Life $250,000
Total  Sum Insured
       Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit Guideline Premium and Cash Value Corridor Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium:
       $4,530* Using Current Charges

                                            Death Benefit                         Surrender Value
                                            Assuming                              Assuming
                                            hypothetical                          hypothetical
End of      Planned Premiums
                                            gross annual                          gross annual
                                            return of                             return of
Policy      accumulated at
Year        5% annual interest  0%          6%              12%         0%        6%                12%
1           $      4,757        252,132     252,282         252,432     2,132     2,282             2,432
2                  9,751        255,076     255,562         256,066     5,076     5,562             6,066
3                  14,995       257,931     258,942         260,032     7,931     8,942             10,032
4                  20,501       260,757     262,489         264,428     10,757    12,489            14,428
5                  26,283       263,544     266,199         269,292     13,544    16,199            19,292
6                  32,353       266,298     270,088         274,678     16,298    20,088            24,678
7                  38,727       269,026     274,170         280,652     19,026    24,170            30,652
8                  45,420       271,732     278,458         287,279     21,732    28,458            37,279
9                  52,448       274,404     282,952         294,622     24,404    32,952            44,622
10                 59,827       277,040     287,657         302,751     27,040    37,657            52,751
11                 67,575       280,191     293,160         312,355     30,191    43,160            62,355
12                 75,710       283,251     298,874         322,939     33,251    48,874            72,939
13                 84,252       286,175     304,760         334,561     36,175    54,760            84,561
14                 93,221       288,962     310,825         347,332     38,962    60,825            97,332
15                 102,638      291,611     317,077         361,373     41,611    67,077            111,373
16                 112,527      294,126     323,525         376,825     44,126    73,525            126,825
17                 122,910      296,496     330,167         393,828     46,496    80,167            143,828
18                 133,812      298,708     336,997         412,535     48,708    86,997            162,535
19                 145,259      300,758     344,020         433,125     50,758    94,020            183,125
20                 157,278      302,632     351,228         455,786     52,632    101,228           205,786
25                 227,014      307,825     388,549         606,836     57,825    138,549           356,836
30                 316,016      306,478     428,810         851,541     56,478    178,810           601,541
35                 429,609      293,393     466,463         1,245,785   43,393    216,463           995,785

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

Plan:  Flexible Premium Variable Life $250,000
Total  Sum Insured
       Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit Guideline Premium and Cash Value Corridor Test No Guaranteed Minimum Death Benefit After Tenth Policy Year Planned Premium:
       $4,530* Using Maximum Charges

                                             Death Benefit                             Surrender Value
                                             Assuming                                  Assuming
                                             hypothetical                              hypothetical
End of      Planned Premiums
                                             gross annual                              gross annual
                                             return of                                 return of
Policy      accumulated at
Year        5% annual interest   0%          6%                 12%         0%         6%               12%
1           $       4,757        251,365     251,490            251,616     1,365      1,490            1,616
2                   9,751        253,513     253,899            254,303     3,513      3,899            4,303
3                   14,995       255,531     256,315            257,165     5,531      6,315            7,165
4                   20,501       257,416     258,731            260,213     7,416      8,731            10,213
5                   26,283       259,157     261,135            263,455     9,157      11,135           13,455
6                   32,353       260,750     263,519            266,903     10,750     13,519           16,903
7                   38,727       262,173     265,858            270,553     12,173     15,858           20,553
8                   45,420       263,412     268,133            274,409     13,412     18,133           24,409
9                   52,448       264,447     270,318            278,468     14,447     20,318           28,468
10                  59,827       265,255     272,383            282,725     15,255     22,383           32,725
11                  67,575       266,390     274,897            287,800     16,390     24,897           37,800
12                  75,710       267,262     277,269            293,141     17,262     27,269           43,141
13                  84,252       267,864     279,482            298,765     17,864     29,482           48,765
14                  93,221       268,182     281,511            304,682     18,182     31,511           54,682
15                  102,638      268,200     283,325            310,901     18,200     33,325           60,901
16                  112,527      267,890     284,882            317,419     17,890     34,882           67,419
17                  122,910      267,217     286,131            324,225     17,217     36,131           74,225
18                  133,812      266,138     287,008            331,299     16,138     37,008           81,299
19                  145,259      264,604     287,438            338,610     14,604     37,438           88,610
20                  157,278      262,566     287,345            346,123     12,566     37,345           96,123
25                  227,014      **          276,445            385,660     **         26,445           135,660
30                  316,016      **          **                 421,564     **         **               171,564
35                  429,609      **          **                 431,194     **         **               181,194

  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
 ** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time.

                            ADDITIONAL INFORMATION

     This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 20.

Contents of this section                                                 Beginning on page
------------------------                                                 -----------------
Description of JHVLICO                                                           33

How we support the policy and investment options                                 33

Procedures for issuance of a policy                                              34

Basic Sum Insured vs. Additional Sum Insured                                     35

Commencement of investment performance                                           36

How we process certain policy transactions                                       36

Effects of policy loans                                                          37

Additional information about how certain policy charges work                     38

How we market the policies                                                       39

Tax considerations                                                               40

Reports that you will receive                                                    41

Voting privileges that you will have                                             42

Changes that JHVLICO can make as to your policy                                  42

Adjustments we make to death benefits                                            43

When we pay policy proceeds                                                      43

Other details about exercising rights and paying benefits                        43

Legal matters                                                                    44

Registration statement filed with the SEC                                        44

Accounting and actuarial experts                                                 44

Financial statements of JHVLICO and the Account                                  44

List of Directors and Executive Officers of JHVLICO                              45

Description of JHVLICO

     We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

     We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 1999, John Hancock's assets were approximately $71 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

How we support the policy and investment options

Separate Account S

     The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

     The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     The assets in each subaccount are invested in the corresponding fund of one of the Trusts. New subaccounts may be added as new funds are added to the Trusts and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Trusts.

     We will purchase and redeem Trust shares for the Account at their net asset value without any sales or redemption charges. Shares of a Trust represent an interest in one of the funds of the Trust which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard
Time).

Our general account

     Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

     Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Procedures for issuance of a policy

     Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $100,000.

At the time of issue, the insured person must have an attained age of at least 20 and no more than 85. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

     Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

     The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

     After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 35).

     The policy will take effect only if all of the following conditions are satisfied:

 .  The policy is delivered to and received by the applicant.
 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

     In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

     The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

     If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

close of business on the date of issue and at the close of the first business day in each subsequent policy month.
 Basic Sum Insured vs. Additional Sum Insured

     As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

     The amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.

     Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

Monthly deduction dates

     Each charge that we deduct monthly is assessed against your account value or the subaccounts at the

     If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

     Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 40).

Commencement of investment performance

     Any premium payment processed prior to the twentieth day after the date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

     All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

How we process certain policy transactions

Premium payments

     We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

     (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

     (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

     (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

     (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or
 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

 In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

     (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

     Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

     If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

     Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

     The following transactions take effect on the policy anniversary on or next following the date we approve the request:

 .  Total Sum Insured decreases

 .  Additional Sum Insured increases

 . Change of death benefit option from Option B to Option A

 . Any other change of death benefit option, when and if permitted by our administrative rules (see "Change of death benefit option" on page 17)

     Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve the request for reinstatement.

     We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

Effects of policy loans

     The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

     The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

     Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period.

Additional information about how certain policy charges work

Sales expenses and related charges

     The sales charges help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 39.)

Effect of premium payment pattern

     You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $12,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $8,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 40.)

Monthly charges

     We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

     The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

     The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

How we market the policies

     Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

     Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

     Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

     The maximum commission payable to a Signator representative for selling a policy is 65% of the Target Premium paid in the first policy year, 10% of the Target Premium paid in the second through tenth policy years, and 3% of the Target Premium paid in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of the Target Premium is 3%.

     Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

     The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

     Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

     The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

Tax considerations

     This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

     We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

     If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

     In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

     We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, the amount of any outstanding loan that was not previously considered income (as discussed below) will be treated as if it had been distributed to the owner if the policy terminates for any reason.

     It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if a Trust failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

     In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

     Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

     Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

     At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

     The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

     The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

     Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

     Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

     All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

 Reports that you will receive

     At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

     Semiannually we will send you a report containing the financial statements of each Trust, including a list of securities held in each fund.

 Voting privileges that you will have

     All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Trusts. We will vote the shares of each of the funds of the Trusts which are deemed attributable to variable life insurance policies at regular and special meetings of the Trusts' shareholders in accordance with instructions received from owners of such policies. Shares of the Trusts held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

     We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Trust's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of the Trust, ratification of the selection of independent auditors, approval of Trust investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

     However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 Changes that JHVLICO can make as to your policy

Changes relating to a Trust or the Account

     The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

     We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

     In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 o Changes necessary to comply with or obtain or continue exemptions under the federal securities laws
 o  Combining or removing investment options
 o Changes in the form of organization of any separate account

     Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

 Adjustments we make to death benefits

     If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

 When we pay policy proceeds

General

     We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within 7 days thereafter.

Delay to challenge coverage

     We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

     We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

     We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 Other details about exercising rights and paying benefits

Joint ownership

     If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

     You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

     You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 Legal matters

     The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds,
Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

 Registration statement filed with the SEC

     This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

 Accounting and actuarial experts

     Certain of the financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

 Financial statements of JHVLICO and the Account

     The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

     In addition to those financial statements of JHVLICO and the Account included herein that have been audited by Ernst & Young LLP, this prospectus also contains unaudited financial statements of both JHVLICO and the Account for a period subsequent to the audited financial statements.

                       List of Directors and Executive Officers of JHVLICO

     The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

Directors and Executive Officers          Principal Occupations
David F. D'Alessandro . . . . . . . . . . Chairman of the Board and Chief Executive Officer of JHVLICO; President
 . .
                                          and Chief Executive Officer, John Hancock Life Insurance Company.
Michele G. Van Leer. . . . . . . . . . .  Vice Chairman of the Board and President of JHVLICO; Senior Vice Pres-
 . . .
                                          ident, John Hancock Life Insurance Company.
Ronald J. Bocage. . . . . . . . . . . . . Director, Vice President and Counsel of JHVLICO; Vice President and
 . . . .
                                          Counsel, John Hancock Life Insurance Company.
Bruce M. Jones . . . . . . . . . . . . .  Director and Vice President of JHVLICO; Vice President, John Hancock
 . . . . .
                             Life Insurance Company.
Thomas J. Lee . . . . . . . . . . . . . . Director and Vice President of JHVLICO; Vice President, John Hancock
 . . . . .
                             Life Insurance Company.
Barbara L. Luddy . . . . . . . . . . . .  Director, Vice President and Actuary of JHVLICO; Senior Vice President,
 . . . .
                                          John Hancock Life Insurance Company.
Robert S. Paster . . . . . . . . . . . .  Director and Vice President of JHVLICO; Vice President, John Hancock
 . . . . . .
                             Life Insurance Company.
Robert R. Reitano . . . . . . . . . . . . Director and Vice President of JHVLICO; Vice President, John Hancock
 . . . .
                             Life Insurance Company.
Paul Strong . . . . . . . . . . . . . . . Director and Vice President of JHVLICO; Vice President, John Hancock
 . . . . . .
                             Life Insurance Company.
Daniel L. Ouellette . . . . . . . . . . . Vice President, Marketing, of JHVLICO; Senior Vice President, John
 . . . .
                         Hancock Life Insurance Company.
Edward P. Dowd . . . . . . . . . . . . .  Vice President, Investments, of JHVLICO; Senior Vice President, John
 . . . .
                         Hancock Life Insurance Company
Roger G. Nastou . . . . . . . . . . . . . Vice President, Investments, of JHVLICO; Vice President, John Hancock
 . . . .
                                          Life Insurance Company
Todd G. Engelsen . . . . . . . . . . . .  Vice President and Illustration Actuary of JHVLICO; Second Vice Presi-
 . . . .
                                          dent, John Hancock Life Insurance Company
Julie H. Indge . . . . . . . . . . . . .  Treasurer of JHVLICO; Financial Officer, John Hancock Life Insurance
 . . . . . .
                                          Company
Patrick J. Gill. . . . . . . . . . . . .  Controller of JHVLICO; Senior Associate Controller, John Hancock Life
 . . . . . . .
                                          Insurance Company.
Peter Scavongelli. . . . . . . . . . . .  Secretary of JHVLICO; State Compliance Officer, John Hancock Life In-
 . . . . .
                                          surance Company

The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

           UNAUDITED FINANCIAL STATEMENTS


                                FOR


JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                    SECOND QUARTER 2000

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF FINANCIAL POSITION

                                                                                             (Unaudited)
                                                                                           June 30,   December 31,
                                                                                             2000         1999
                                                                                             (In millions)
Assets
Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,344.7  $   1,216.3
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .
Preferred stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   36.9         35.9
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Common stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2.0          3.2
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment in affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   80.5         80.7
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Mortgage loans on real estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    468.2        433.1
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Real estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24.7         25.0
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Policy loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   195.5        172.1
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Cash Items:
   Cash in banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (3.0)        27.2
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Temporary cash investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    284.6        222.9
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                                             281.6        250.1

Premiums due and deferred . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    28.9         29.9
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment income due and accrued . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40.9         33.2
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Other general account assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   43.7         65.3
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Assets held in separate accounts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8,569.0      8,268.2
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 11,116.6 $   10,613.0
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     .
Obligations and Stockholder's Equity
Obligations
   Policy reserves . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 2,048.1  $   1,866.6
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Federal income and other taxes payable . . . . . . . . . . . . . . . . . . . . . . . .    97.8         67.3
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Other general account obligations . . . . . . . . . . . . . . . . . . . . . . . . . . .   207.4        219.0
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Transfers from separate account, net . . . . . . . . . . . . . . . . . . . . . . . . .    (229.6)      (221.6)
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Asset valuation reserve . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19.3         23.1
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Obligations related to separate accounts . . . . . . . . . . . . . . . . . . . . . . .    8,562.1      8,261.6
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Total obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,705.1     10,216.0
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Stockholder's equity
   Common Stock, $50 par value; authorized 50,000 shares; issued and outstanding 50,000      2.5          2.5
   shares . . . . . . . . . . . . .
   Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   572.4        572.4
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Unassigned deficit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (163.4)      (177.9)
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Total stockholder's equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    411.5        397.0
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     Total obligations and stockholder's equity . . . . . . . . . . . . . . . . . . . . .  $ 11,116.6 $   10,613.0
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                                         (Unaudited)
                                                                           Three Months Ended      Six Months Ended
                                                                              June 30,             June 30,
                                                                              2000       1999      2000      1999
                                                                                         (In millions)
Income
Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  255.7   $  228.6  $  487.0   $ 452.2
 . . . . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .     43.4       31.9      83.0      64.4
 . . . . . . . . . . . . . . . .
Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    110.1      116.6     242.5     261.9
 . . . . . . . . . . . . . . . . . . . . .
                                                                              409.2      377.1     812.5     778.5
Benefits and Expenses
Payments to policyholders and beneficiaries . . . . . . . . . . . . . . .     93.2       94.1      182.4     174.4
 . . . . . . . . . .
Additions to reserves to provide for future payments to policyholders and
   beneficiaries . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    213.4      198.6     429.7     436.8
   . . . . . . . . . . . . . . . . . . . .
Expenses of providing service to policyholders and obtaining new
   insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    80.4       77.8      153.9     153.5
   . . . . . . . . . . . . . . . . . . . .
State and miscellaneous taxes . . . . . . . . . . . . . . . . . . . . . .     5.7        8.1       13.3      10.9
 . . . . . . . . . . . . . .
                                                                              392.7      378.6     779.3     775.6
   Gain from operations before federal income taxes and net realized capital
     gains (losses) . . . . . . . . . . . . . . . . . . . . . . . . . . .     16.5       (1.5)     33.2      2.9
     . . . . . . . . . . . . . . . . . . .
Federal income taxes . . . . . . . . . . . . . . . . . . . . . . . . . . .    12.2       (1.4)     16.9      (0.4)
 . . . . . . . . . . . . . . . .
   Gain from operations before net realized capital gains (losses) . . . .    4.3        (0.1)     16.3      3.3
   . . . .
Net realized capital gains (losses) . . . . . . . . . . . . . . . . . . .     0.1        0.5       0.5       (1.0)
 . . . . . . . . . . . . . .
     Net income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.4        0.4       16.8      2.3
     . . . . . . . . . . . . . . . . . . .

Unassigned deficit at beginning of period . . . . . . . . . . . . . . . .     (164.5)    (51.2)    (177.9)   (49.2)
 . . . . . . . . . . .
Net unrealized capital gains (losses) and other adjustments . . . . . . .     (3.1)      (3.4)     (2.0)     (3.1)
 . . . . . .
Other reserves and adjustments . . . . . . . . . . . . . . . . . . . . . .    (0.2)      2.0       (0.3)     (2.2)
 . . . . . . . . . . . . .
     Unassigned deficit at end of period . . . . . . . . . . . . . . . . . $  (163.4) $  (52.2) $  (163.4) $ (52.2)
     . . . . . . . . . . . .

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

                                                                                                  (Unaudited)
                                                                                                  Six Months Ended
                                                                                                  June 30,
                                                                                                  2000       1999
                                                                                                  (In millions)
Cash flows from operating activities:
   Insurance premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  495.7   $  452.0
   . . . . . . . . . . . . . . . . . . . . . . . .
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    75.2       60.5
   . . . . . . . . . . . . . . . . . . . . . . .
   Benefits to policyholders and beneficiaries . . . . . . . . . . . . . . . . . . . . . . . .    (167.9) (274.6)
   . . . . . . . . . . . . . . . . . .
Dividends paid to policyholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (13.0)     (12.6)
 . . . . . . . . . . . . . . . . . . . . . .
Insurance expenses and taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (174.4) (195.0)
 . . . . . . . . . . . . . . . . . . . . . .
Net transfers to separate accounts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (254.7) (343.7)
 . . . . . . . . . . . . . . . . . . . . .
   Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     257.1      289.9
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Net cash provided from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . .    218.0      (23.5)
     . . . . . . . . . . . . . . . . . . .

Cash flows used in investing activities:
   Bond purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (305.5) (143.7)
   . . . . . . . . . . . . . . . . . . . . . . . . . .
   Bond sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     128.1      41.3
   . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Bond maturities and scheduled redemptions . . . . . . . . . . . . . . . . . . . . . . . . .    36.6       38.9
   . . . . . . . . . . . . . . . .
   Bond prepayments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7.9        8.0
   . . . . . . . . . . . . . . . . . . . . . . . . .
   Stock purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (1.9)      (0.2)
   . . . . . . . . . . . . . . . . . . . . . . . . . .
   Proceeds from stock sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.4        3.6
   . . . . . . . . . . . . . . . . . . . . . . .
   Real estate purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (0.1)      (1.5)
   . . . . . . . . . . . . . . . . . . . . . . . . .
   Real estate sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.0        17.9
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Other invested assets purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (2.0)      (4.5)
   . . . . . . . . . . . . . . . . . . . . .
   Proceeds from the sale of other invested assets . . . . . . . . . . . . . . . . . . . . . .    0.0        0.0
   . . . . . . . . . . . . . . . . .
   Mortgage loans issued . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (49.7)     (39.4)
   . . . . . . . . . . . . . . . . . . . . . . . .
   Mortgage loan repayments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14.5       11.4
   . . . . . . . . . . . . . . . . . . . . . .
   Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (15.8)     75.1
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Net cash used in investing activities . . . . . . . . . . . . . . . . . . . . . . . . . .    (186.5)    6.9
     . . . . . . . . . . . . . . . . . . . .

Cash flows from financing activities:
   Net increase (decrease) in short-term note payable . . . . . . . . . . . . . . . . . . . .     (0.0)      (10.7)
   . . . . . . . . . . . . . . . .
     Net cash provided from financing activities . . . . . . . . . . . . . . . . . . . . . . .    (0.0)      (10.7)
     . . . . . . . . . . . . . . . . .
     Increase (decrease) in cash and temporary cash investments . . . . . . . . . . . . . . .     31.5       (27.3)
     . . . . . . . . . . .

Cash and temporary cash investments at beginning of year . . . . . . . . . . . . . . . . . . .    250.1      19.9
 . . . . . . . . . . . .

     Cash and temporary cash investments at the end of period . . . . . . . . . . . . . . . .  $  281.6   $  (7.4)
     . . . . . . . . . . . .

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                         Common     Paid-in   Unassigned
                                                                         Stock      Capital   Deficit        Total
                                                                                       (In millions)
For the six months ended June 30, 1999 (unaudited)
Balance at January 1, 1999 . . . . . . . . . . . . . . . . . . . . . . . $   2.5    $  377.5  $   (49.2)  $  330.8
 . . . . . . . . . . . . . .
1999 Transactions:
   Capital contribution
   Net gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           2.3        2.3
   . . . . . . . . . . . . . . . . . . . .
   Net unrealized capital gains and other adjustments . . . . . . . . .                           (3.1)      (3.1)
   . . . . . . .
   Other reserves and adjustments . . . . . . . . . . . . . . . . . . .                           (2.2)      (2.2)
   . . . . . . . . . . . .
Balance at June 30, 1999 . . . . . . . . . . . . . . . . . . . . . . . . $   2.5    $  377.5  $   (52.2)  $  327.8
 . . . . . . . . . . . . . .

For the six months ended June 30, 2000 (unaudited)
Balance at January 1, 2000 . . . . . . . . . . . . . . . . . . . . . . . $   2.5    $  572.4  $   (177.9) $  397.0
 . . . . . . . . . . . . . .
2000 Transactions:
   Capital contribution
   Net gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           16.8       16.8
   . . . . . . . . . . . . . . . . . . . .
   Net unrealized capital gains and other adjustments . . . . . . . . .                           (2.0)      (2.0)
   . . . . . . .
   Other reserves and adjustments . . . . . . . . . . . . . . . . . . .                           (0.3)      (0.3)
   . . . . . . . . . . . .
Balance at June 30, 2000 . . . . . . . . . . . . . . . . . . . . . . . . $   2.5    $  572.4  $   (163.4) $  411.5
 . . . . . . . . . . . . . .

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

CONDENSED NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--BASIS OF PRESENTATION

     The accompanying unaudited interim financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners, which practices differ from generally accepted accounting principles (GAAP). Pursuant to Financial Accounting Standard Board Interpretation 40, "Applicability of General Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended which was effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP.

     In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ending June 30, 2000 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000.

                    REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts March
10, 2000

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
               STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                                                             December 31,

                                                                                             1999           1998

                                                                                             (In millions)

Assets
Bonds--Note 6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 1,216.3     $  1,185.8
 . . . . . . . . . . . . . . . . . .
Preferred stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35.9           36.5
 . . . . . . . . . . . . . . . . . . .
Common stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3.2            3.1
 . . . . . . . . . . . . . . . . . .
Investment in affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   80.7           81.7
 . . . . . . . . . . . . . . . . . .
Mortgage loans on real estate--Note 6 . . . . . . . . . . . . . . . . . . . . . . . . . . .   433.1          388.1
 . . . . . . . . . . .
Real estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    25.0           41.0
 . . . . . . . . . . . . . . . . . . . . .
Policy loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   172.1          137.7
 . . . . . . . . . . . . . . . . . . . .
Cash items:
     Cash in banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   27.2           11.4
     . . . . . . . . . . . . . . . . .
     Temporary cash investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    222.9          8.5
     . . . . . . . . . . . . .
                                                                                             250.1          19.9

Premiums due and deferred . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29.9           32.7
 . . . . . . . . . . . . . . .
Investment income due and accrued . . . . . . . . . . . . . . . . . . . . . . . . . . . .    33.2           29.8
 . . . . . . . . . . . . .
Other general account assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   65.3           47.5
 . . . . . . . . . . . . . . .
Assets held in separate accounts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8,268.2        6,595.2
 . . . . . . . . . . . . . .

          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 10,613.0    $  8,599.0
          . . . . . . . . . . . . . . . .


Obligations and Stockholder's Equity
Obligations
   Policy reserves . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 1,866.6     $  1,652.0
   . . . . . . . . . . . . . . . . .
   Federal income and other taxes payable--Note 1 . . . . . . . . . . . . . . . . . . . . .   67.3           44.3
   . . . . .
   Other general account obligations . . . . . . . . . . . . . . . . . . . . . . . . . . .   219.0          150.9
   . . . . . . . . . . .
   Transfers from separate accounts, net . . . . . . . . . . . . . . . . . . . . . . . . .   (221.6)        (190.3)
   . . . . . . . . . .
   Asset valuation reserve--Note 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23.1           21.9
   . . . . . . . . . . .
   Obligations related to separate accounts . . . . . . . . . . . . . . . . . . . . . . .    8,261.6        6,589.4
   . . . . . . . . . .
          Total obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10,216.0       8,268.2
          . . . . . . . . . . . . . . .

Stockholder's equity
   Common Stock, $50 par value; authorized 50,000 shares;
        issued and outstanding 50,000 shares . . . . . . . . . . . . . . . . . . . . . . .   2.5            2.5
        . . . . . . . . . . .
   Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   572.4          377.5
   . . . . . . . . . . . . . . . . . .
   Unassigned deficit--Note 10 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (177.9)        (49.2)
   . . . . . . . . . . . .
   Total stockholder's equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    397.0          330.8
   . . . . . . . . . . . . . .

          Total obligations and stockholder's equity . . . . . . . . . . . . . . . . . . . $ 10,613.0    $  8,599.0
          . . . . . . .

The accompanying notes are an integral part of the statutory-basis financial statements.

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                                            Year Ended December 31,

                                                                                            1999           1998

                                                                                            (In millions)
Income
Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  950.8      $   1,272.3
 . . . . . . . . . . . . . . . . . . .
Net investment income--Note 3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    136.0          122.8
 . . . . . . . . . . .
Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    605.4          618.1
 . . . . . . . . . . . . . . . . . . . .
                                                                                            1,692.2        2,013.2

Benefits and Expenses
Payments to policyholders and beneficiaries . . . . . . . . . . . . . . . . . . . . . .     349.9          301.4
 . . . . . . . . . .
Additions to reserves to provide for future payments to
   policyholders and beneficiaries . . . . . . . . . . . . . . . . . . . . . . . . . . .    888.8          1,360.2
   . . . . . . . . . . . . .
Expenses of providing service to policyholders and
   obtaining new insurance--Note 5 . . . . . . . . . . . . . . . . . . . . . . . . . . .     314.4          274.2
   . . . . . . . . . . .
State and miscellaneous taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20.5           28.1
 . . . . . . . . . . . . . . .
                                                                                            1,573.6        1,963.9
   Gain from operations before federal income
        taxes and net realized capital losses . . . . . . . . . . . . . . . . . . . . .     118.6          49.3
        . . . . . . . . . . . . . .
Federal income taxes--Note 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     42.9           33.1
 . . . . . . . . . . . . .
     Gain from operations before net realized capital losses . . . . . . . . . . . . . .    75.7           16.2
     . . . . . . .
Net realized capital losses--Note 4 . . . . . . . . . . . . . . . . . . . . . . . . . . .    (1.7)          (0.6)
 . . . . . . . . . . . .
          Net income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    74.0           15.6
          . . . . . . . . . . . . .

Unassigned deficit at beginning of year . . . . . . . . . . . . . . . . . . . . . . . .     (49.2)         (58.3)
 . . . . . . . . . . . .
Net unrealized capital losses and other adjustments--Note 4 . . . . . . . . . . . . . . .    (3.8)          (6.0)
 . . . .
Other reserves and adjustments--Note 10 . . . . . . . . . . . . . . . . . . . . . . . . .    (198.9)        (0.5)
 . . . . . . . . .

          Unassigned deficit at end of year . . . . . . . . . . . . . . . . . . . . . .  $  (177.9)    $   (49.2)
          . . . . . . . . .

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                                                         Year Ended December 31,

                                                                                             1999          1998

                                                                                             (In millions)
Cash flows from operating activities:
   Insurance premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   958.5     $   1,275.3
   . . . . . . . . . . . . . . .
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     134.2         118.2
   . . . . . . . . . . . . . .
   Benefits to policyholders and beneficiaries . . . . . . . . . . . . . . . . . . . . .     (321.6)       (275.5)
   . . . . . . . . . .
Dividends paid to policyholders . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (25.6)        (22.3)
 . . . . . . . . . . . . .
Insurance expenses and taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (344.8)       (296.9)
 . . . . . . . . . . . . .
Net transfers to separate accounts . . . . . . . . . . . . . . . . . . . . . . . . . . .     (705.3)       (874.4)
 . . . . . . . . . . . .
   Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      540.6         551.3
   . . . . . . . . . . . . . . . . . . . .
        Net cash provided from operations . . . . . . . . . . . . . . . . . . . . . . .      236.0         475.7
        . . . . . . . . .

Cash flows used in investing activities:
   Bond purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (240.7)       (618.8)
   . . . . . . . . . . . . . . . . .
   Bond sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      108.3         340.7
   . . . . . . . . . . . . . . . . . . .
   Bond maturities and scheduled redemptions . . . . . . . . . . . . . . . . . . . . . .     78.4          111.8
   . . . . . . . .
   Bond prepayments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18.7          76.5
   . . . . . . . . . . . . . . . .
   Stock purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (3.9)         (23.4)
   . . . . . . . . . . . . . . . . .
   Proceeds from stock sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3.6           1.9
   . . . . . . . . . . . . . .
   Real estate purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (2.2)         (4.2)
   . . . . . . . . . . . . . . . .
   Real estate sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17.8          2.1
   . . . . . . . . . . . . . . . . . .
   Other invested assets purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .     (4.5)         0.0
   . . . . . . . . . . . . .
   Mortgage loans issued . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (70.7)        (145.5)
   . . . . . . . . . . . . . . .
   Mortgage loan repayments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25.3          33.2
   . . . . . . . . . . . . .
   Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (68.9)        (435.2)
   . . . . . . . . . . . . . . . . . . . .
        Net cash used in investing activities . . . . . . . . . . . . . . . . . . . . .      (138.8)       (660.9)
        . . . . . . . . . .

Cash flows from financing activities:
   Capital contribution . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      194.9
   . . . . . . . . . . . . . . . . .
   Net (decrease) increase in short-term note payable . . . . . . . . . . . . . . . . .      (61.9)        61.9
   . . . . . . .
     Net cash provided from financing activities . . . . . . . . . . . . . . . . . . . .     133.0         61.9
     . . . . . .
        Increase (decrease) in cash and temporary cash investments . . . . . . . . . . .     230.2         (123.3)
        .

Cash and temporary cash investments at beginning of year . . . . . . . . . . . . . . . .     19.9          143.2
 . . . .

        Cash and temporary cash investments at end of year . . . . . . . . . . . . . . . $   250.1     $   19.9
        . . .

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

 1.  Nature of Operations and Significant Accounting Practices

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John

Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, Signator Insurance Agency, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


   Basis of Presentation

     The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

     The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

     The significant accounting practices of the Company are as follows:


   Pending Statutory Standards

     During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

   Revenues and Expenses

     Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

   Cash and Temporary Cash Investments

     Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

   Valuation of Assets

     General account investments are carried at amounts determined on the following bases:

     Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

     Investments in affiliates are included on the statutory equity method.

     Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

     The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

     Mortgage loans are carried at outstanding principal balance or amortized cost.

     Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.9 million in 1999 and $3.0 million in 1998.

     Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

     Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

   Asset Valuation and Interest Maintenance Reserves

     The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

     The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $2.3 million, amounted to $7.4 million, which is included in policy reserves. The corresponding 1998 amounts were $2.4 million and $10.7 million, respectively.

   Goodwill

     The excess of cost over the statutory book value of the net assets of life insurance business acquired was $8.9 million and $11.4 million at December 31, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

   Separate Accounts

     Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

   Fair Value Disclosure of Financial Instruments

     Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

     The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

     The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

     Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

     The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

     Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

     The fair value for mortgage loan is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are engaged into qualitative categories for purposes of the fair value calculations.

     The carrying amount in the statement of financial position for policy loans approximates their fair value.

     The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999.

   Capital Gains and Losses

     Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

   Policy Reserves

     Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 through 1999.

   Federal Income Taxes

     Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group. The federal income

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $10.6 million in 1999 and $38.2 million in 1998.

     Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

     Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

   Adjustments to Policy Reserves

     From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 1999 or 1998.

   Reinsurance

     Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

 2.  Acquisition

     On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and

Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made the final contingent payment to CPAL of $1.5 million during 1998.

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Insurance Company (IPL) on March 5, 1998. IPL manages the business assumed from Charter and began marketing term life and variable universal life products through brokers in 1999. Summarized financial information for IPL for 1999 and 1998 is as follows:

                                                                                          1999            1998
                                                                                          (In millions)

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    570.7      $    587.8
 . . . . . . . . . . . . . . . . .
Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      498.9           517.5
 . . . . . . . . . . . . . . . . .
Total revenue . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       35.6            38.8
 . . . . . . . . . . . . . . . . .
Net income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3.5             3.8
 . . . . . . . . . . . . . . . .

3. Net Investment Income
Investment income has been reduced by the following amounts:

                                                                                          1999            1998
                                                                                          (In millions)

Investment expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    9.5        $    8.3
 . . . . . . . . . . . . . .
Interest expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.7             2.4
 . . . . . . . . . . . . . . . .
Depreciation expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.6             0.8
 . . . . . . . . . . . . .
Investment taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.3             0.7
 . . . . . . . . . . . . . . .


                                                                                     $    12.1       $    12.2

        JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

4.      Net Capital Gains (Losses) and Other Adjustments

Net realized capital gains (losses) consist of the following items:

                                                                                        1999             1998
                                                                                        (In millions)

Net gains from asset sales . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   (2.8)           $7.6
 . . . . . . . . . . . . .
Capital gains tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.2              (2.9)
 . . . . . . . . . . . . . . . .
Net capital gains transferred to IMR . . . . . . . . . . . . . . . . . . . . . . .      0.9              (5.3)
 . . . . . . . . . .

Net realized capital losses . . . . . . . . . . . . . . . . . . . . . . . . . . . . $   (1.7)           $(0.6)
 . . . . . . . . . . . . .

Net unrealized capital gains (losses) and other adjustments consist of the following items:
                                                                                        1999        1998
                                                                                              (In
                                                                                              millions)
Net losses from changes in security values and book
   value adjustments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   (2.6) $     (2.7)
   . . . . . . . . . . . . . .
Increase in asset valuation reserve . . . . . . . . . . . . . . . . . . . . . . . .     (1.2)       (3.3)
 . . . . . . . . . . .

Net unrealized capital losses and other adjustments . . . . . . . . . . . . . . . . $   (3.8) $     (6.0)
 . . . . . .

       JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 5.  Transactions with Parent

     The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $188.3 million and $157.5 million in 1999 and 1998, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

     The service fee charged to the Company by the Parent includes $0.2 million and $0.7 million in 1999 and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $44.5 million and $4.9 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

     Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium, This agreement increased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and 1.0 million in 1999 and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

     At December 31, 1998 the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note was part of a revolving line of credit and was repaid in 1999. Interest paid in 1999 and 1998 was $1.7 million and $2.9 million, respectively. The note is included in other general account obligations at December 31, 1998.

        JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        6. Investments

        The statement value and fair value of bonds are shown below:

                                                                     Gross          Gross Unrealized
                                                                     Unrealized
          Statement Value                                            Gains          Losses          Fair Value
                                                                           (In millions)
        December 31, 1999
        U.S. Treasury securities and obligations of U.S.
        government corporations and agencies . . . . . . $  5.9      $     0.0      $     0.1       $  5.8
        . .
        Obligations of states and political subdivisions    2.2            0.1            0.1          2.2
        . . . .
        Debit securities issued by foreign governments .    13.9           0.8            0.1          14.6
        . . .
        Corporate securities . . . . . . . . . . . . . .    964.9          13.0           59.4         918.5
        . . . . . . . . . . .
        Mortgage-backed securities . . . . . . . . . . .    229.4          0.5            7.8          222.1
        . . . . . . . .

        Total bonds . . . . . . . . . . . . . . . . . .  $  1,216.3  $     14.4     $     67.5      $  1,163.2
        . . . . . . . . . . . . . .

        December 31, 1998
        U.S. Treasury securities and obligations of U.S.
        government corporations and agencies . . . . . . $  5.1      $     0.1      $     0.0       $  5.2
        . .
        Obligations of states and political subdivisions    3.2            0.3            0.0          3.5
        . . . .
        Corporate securities . . . . . . . . . . . . . .    925.2          50.4           15.0         960.6
        . . . . . . . . . . .
        Mortgage-backed securities . . . . . . . . . . .    252.3          10.0           0.1          262.2
        . . . . . . . .

        Total bonds . . . . . . . . . . . . . . . . . .  $  1,185.8  $     60.8     $     15.1      $  1,231.5
        . . . . . . . . . . . . . .

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                                                        Statement       Fair
                                                                                           Value        Value
                                                                                           (In millions)
Due in one year or less . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  58.5     $   58.2
 . . . . . . . . . . . . . . . .
Due after one year through five years . . . . . . . . . . . . . . . . . . . . . . . . .    286.8        282.0
 . . . . . . . . . . . .
Due after five years through ten years. . . . . . . . . . . . . . . . . . . . . . . . .    425.4        405.6
 . . . . . . . . . . . .
Due after ten years. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     216.2        195.3
 . . . . . . . . . . . . . . . . . .
                                                                                           986.9        941.1

Mortgage-backed securities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    229.4        222.1
 . . . . . . . . . . . . . .

                                                                                        $  1,216.3  $   1,163.2

     Gross gains of $0.3 million in 1999 and $3.4 million in 1998 and gross losses of $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

     At December 31, 1999, bonds with an admitted asset value of $9.1 million were on deposit with state insurance departments to satisfy regulatory requirements.

     The cost of common stocks was $3.1 million and $2.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $1.2 million, and gross unrealized depreciation totaled $1.1 million. The fair value of preferred stock totaled $35.9 million at December 31, 1999 and $36.5 million at December 31, 1998.

     Bonds with amortized cost of $0.4 million were non-income producing for the twelve months ended December 31, 1999.

     At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

        JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                   Statement           Geographic                     Statement
        Property Type                              Value               Concentration                     Value
                                                   (In millions)                                      (In millions)
        Apartments . . . . . . . . . . . . . . . . $      112.1        East North Central             $  71.3
        . . . . . . . . . .
        Hotels . . . . . . . . . . . . . . . . . .        11.3         East South Central                7.4
        . . . . . . . . . . . .
        Industrial . . . . . . . . . . . . . . . .        66.0         Middle Atlantic                   28.5
        . . . . . . . . . . . .
        Office buildings . . . . . . . . . . . . .        86.4         Mountain                          21.0
        . . . . . . . . . .
        Retail . . . . . . . . . . . . . . . . . .        25.5         New England                       37.5
        . . . . . . . . . . . . .
        Agricultural . . . . . . . . . . . . . . .        99.6         Pacific                           111.1
        . . . . . . . . . . .
        Other . . . . . . . . . . . . . . . . . .         32.2         South Atlantic                    87.6
        . . . . . . . . . . . . .
                                                                       West North Central                16.6
                                                                       West South Central                48.6
                                                                       Other                             3.5

                                                   $      433.1                                       $  433.1

     At December 31, 1999, the fair values of the commercial and agricultural mortgage loans portfolios were $323.5 million and $98.2 million, respectively. The corresponding amounts as of December 31, 1998 were approximately $331.3 million and $70.0 million, respectively.

     The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 7.45% and 7.00% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 7.  Reinsurance

     The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively. The corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

     Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

     The Company has not entered into any reinsurance agreement in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

 8.  Financial Instruments with Off-Balance-Sheet Risk

      The notional amounts, carrying values and estimated fail values of the Company's derivative instruments were as follows at December 31:

                                        Number of Contracts/               Assets (Liabilities)
                                                               -----------------------------------------------
                                          Notional Amounts              1999                       1998
                                                                Carrying               Carrying
                                          1999          1998     Value    Fair Value    Value     Fair Value
                                          ----          ----   --------               ---------
                                                                   (In millions)
Futures contracts to sell securities      362.0         947.0   $     0.6   $  0.6     $   (0.5) $      (0.5)
Interest rate swap agreements           $ 965.0    $    365.0          --     11.5           --        (17.7)
Interest rate cap agreements              239.4         89.4          5.6      5.6          3.1          3.1
Currency rate swap agreements             15.8          15.8           --     (1.6)          --         (3.3)

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

     The futures contracts expire in 2000. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2009.

     The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

 9. Policy Reserves Policyholders' and Benificiaries' Funds and Obligations Related to Separate Accounts

     The Company' annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows.


                                                                       December 31, 1999            Percent
                                                                       -----------------            -------
                                                                                          (In millions)
Subject to discretionary withdrawal (with adjustment)
With market value adjustment . . . . . . . . . . . . . . . . . . . . .       $   3.8                0.1%
At book value less surrender charge                                             40.5                 1.5
At market value . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,326.6                87.1
   Total with adjustment. . . . . . . . . . . . . . . . . . . . . . .        2,370.9                88.7
Subject to discretionary withdrawal
     at book value (without adjustment) . . . . . . . . . . . . . . .          287.1                10.7
Not subject to discretionary withdrawal--general account . . . . . . .          15.4                 0.6
Total annuity reserves and deposit liabilities . . . . . . . . . . . . $     2,673.4                100.0%

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

10. Commitments and Contingencies

     The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $15.4 million and $3.5 million, respectively, at December 31, 1999. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $19.4 million at December 31, 1999. The majority of these commitments expire in 2000.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 1999 amounted to $136.5 million and is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

     Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

11. Fair Value of Financial Instruments

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                                               December 31,
                                                                     1999                      1998
                                                            ----------------------    --------------------------
                                                            Carrying        Fair       Carrying             Fair
                                                             Amount         Value       Amount              Value
                                                          ----------      --------     --------            -------
                                                                              (In millions)
Assets
   Bonds--Note 6                                    $        1,216.3       $ 1,163.2    $   1,185.8        $ 1,231.5
   Preferred stocks--Note 6                                     35.9            35.9           36.5             36.5
   Common stocks--Note 6                                         3.2             3.2            3.1              3.1
   Mortgage loans on real estate--Note 6                       433.1           421.7          388.1            401.3
   Policy loans--Note 1                                        172.1           172.1          137.7            137.7
   Cash items--Note 1                                          250.1           250.1          19.9             19.9

Derivatives assets (liabilities) relating
   to:--Note 8
   Futures contracts                                             0.6             0.6            (0.5)            (0.5)
   Interest rate swaps                                            --            11.5              --            (17.7)
   Currency rate swaps                                            --            (1.6)             --             (3.3)
   Interest rate caps                                            5.6             5.6             3.1              3.1

Liabilities
   Commitments--Note 10                                          --             19.4              --              32.1

     The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.


12. Subsequent Events

Reorganization and Initial Public Offering

     Pursuant to a Plan of Reorganization approved by the policyholders of John Hancock and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

13. Impact of Year 2000 (Unaudited)

     The Company participated in the Year 2000 remediation project of its parent, John Hancock. By late 1999, John Hancock and the Company completed their Year 2000 readiness plan to address issues that could result from computer programs written using two digits to define the applicable year rather than four to define the applicable year and century. As a result, John Hancock and the Company were prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, John Hancock and the Company implemented and monitored their millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

     Since January 3, 2000, the information systems, including mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on operations, have functioned properly. In addition, neither John Hancock nor the Company have experienced any significant Year 2000 issues related to interactions with material business partners. No disruptions have occurred which impact John Hancock or the Company's ability to process claims, update customer accounts, process financial transactions, or report accurate data to management and no business interruptions due to Year 2000 issues have been experienced. While John Hancock and the Company continue to monitor their systems, and those of material business partners, closely to ensure that no unexpected Year 2000 issues develop, neither John Hancock nor the Company have reason to expect any such issues.

     The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, John Hancock has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, John Hancock has incurred and expensed approximately $47.0 million in external costs for the project. John Hancock's estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $70 to $72.5 million. John Hancock's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

                        UNAUDITED FINANCIAL STATEMENTS


                                      FOR


                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS


                              SECOND QUARTER 2000

                     JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                Statement of Assets and Liabilities (Unaudited)

                                 June 30, 2000


                                                                                          International
                                                                 Large Cap     Active       Equity        Small Cap
                                                                 Growth        Bond         Index         Growth
                                                               Subaccount    Subaccount   Subaccount      Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $--           $--          $--          $ --
 . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series
   Trust I, at value . . . . . . . . . . . . . . . . . . . . .   139,955,553   35,417,027   34,419,184    38,614,519
   . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value .  --            --           --            --
 . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . .    8,252         209,538      63,374        0
   . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --            --           --            --
   . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .   139,963,805   35,626,565   34,482,558    38,614,519
 . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .    1,113         213          286           354
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --            --           --            --
   . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .   --            --           --            --
 . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .    1,113         213          286           354
 . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $ 139,962,692 $ 35,626,352 $ 34,482,272 $  38,614,165
 . . . . . . . . . . . . . . . . . . . . . . . .

                                                                 Global       Mid Cap   Large Cap   Money
                                                                 Balanced     Growth    Value       Market
                                                               Subaccount   SubaccounSubaccount     Subaccount

Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $--          $--      $ --         $--
 . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series
   Trust I, at value . . . . . . . . . . . . . . . . . . . . .   5,203,893    66,875,13830,925,488  106,126,654
   . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value .  --           --        --          --
 . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . .    11,430       0         40,214      55,584
   . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --           --        --          --
   . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .   5,215,323    66,875,13830,965,702  106,182,238
 . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .    48           604       267         2,853
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --           --        --          --
   . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .   --           --        --          --
 . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .    48           604       267         2,853
 . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $ 5,215,275  $ 66,874,$3430,965,435$ 106,179,385
 . . . . . . . . . . . . . . . . . . . . . . . .

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                 June 30, 2000

                                                               Mid Cap     Small/MidCap   Real Estate    Growth &
                                                               Value          Growth        Equity       Income
                                                             Subaccount    Subaccount     Subaccount     Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . $--           $ --           $--          $--
 . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series
   Trust I, at value. . . . . . . . . . . . . . . . . . . .    20,720,541     9,664,300     19,827,328   209,587,121
   . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at        --             --            --           --
value. . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . .    14,784        --            --            141,635
   . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .  --             --            --           --
   . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . .   20,735,325     9,664,300     19,827,328   209,728,756
 . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . .    189            93            160          2,206
   . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .  --             --            --           --
   . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . .   --             --            --           --
 . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . .    189            93            160          2,206
 . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . $ 20,735,136  $  9,664,207   $ 19,827,168 $ 209,726,550
 . . . . . . . . . . . . . . . . . . . . . . .

                                                                         Short-Term      Small Cap International
                                                               Managed      Bond         Value     Opportunities
                                                             Subaccount  Subaccount   Subaccount     Subaccount

Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . $--         $ --         $ --         $--
 . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series
   Trust I, at value. . . . . . . . . . . . . . . . . . . .    129,010,254  14,876,205   23,028,226  40,698,659
   . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at        --           --           --          --
value. . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . .    306,228      76,873       29,212      32,651
   . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .  --           --           --          --
   . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . .   129,316,482  14,953,078   23,057,438  40,731,310
 . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . .    1,865        88           231         358
   . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .  --           --           --          --
   . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . .   --           --           --          --
 . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . .    1,865        88           231         358
 . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . $ 129,314,61$  14,952,990$  23,057,207$ 40,730,952
 . . . . . . . . . . . . . . . . . . . . . . .

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                 June 30, 2000

                                                                                           Turner       Brandes
                                                                  Equity       Global      Core      International
                                                                  Index        Bond        Growth       Equity
                                                               Subaccount   Subaccount   Subaccount     Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ --         $ --         $--         $ --
 . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series
   Trust I, at value. . . . . . . . . . . . . . . . . . . . .     172,410,513  6,753,777   19,350,682   24,763,277
   . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value.    --           --          --           --
 . . . . . . . . . .
Receivable from: . . . . . . . . . . . . . . . . . . . . . . .   --           --
 . . . . . . . . . . . . . . . . . . . . .
   John Hancock Variable Series Trust I . . . . . . . . . . .     108,870      29,165     --           --
   . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .   --           --          --           --
   . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .    172,519,383  6,782,942   19,350,682   24,763,277
 . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .     1,345        67          115          126
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .   --           --          --           --
   . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .    --           --          --           --
 . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .     1,345        67          115          126
 . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $  172,518,03$  6,782,875 $ 19,350,567$  24,763,151
 . . . . . . . . . . . . . . . . . . . . . . . .

                                                                  Frontier      Clifton  Emerging  International
                                                                  Capital    Enhanced    Markets   Opportunities
                                                               Appreciation  U.S.        Equity       II
                                                                             Equity
                                                               Subaccount    SubaccounSubaccount      Subaccount

Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ --          $ --     $ --         $ --
 . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series
   Trust I, at value. . . . . . . . . . . . . . . . . . . . .     21,071,755    9,661,9176,102,393    1,310,825
   . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value.    --            --       --           --
 . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . .    --            --       --            909
   . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .   --            --       --           --
   . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .    21,071,755    9,661,9176,102,393    1,311,734
 . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .     112           43       58           16
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .   --            --       --           --
   . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .    --            --       --           --
 . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .     112           43       58           16
 . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $  21,071,643 $  9,661,$746,102,235 $  1,311,718
 . . . . . . . . . . . . . . . . . . . . . . . .

See accompany notes.

            OHN HANCOCK VARIABLE LIFE ACCOUNT S

                                June 30, 2000

                                                                                            High     Fundamental
                                                                   Bond    Small/Mid        Yield    Mid Cap
                                                                   Index   Cap CORE         Bond     Growth
                                                               Subaccount  Subaccount   Subaccount   Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  --       $   --       $  --        $  --
 . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock
Variable Series
   Trust I, at value. . . . . . . . . . . . . . . . . . . . .  7,579,153      1,409,959 4,035,963        20,405
   . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value.     --           --          --
 . . . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . .      41,425       2,129       27,597      --
   . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .    --           --          --
   . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . 7,620,578      1,412,088 4,063,560        20,405
 . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .      69           13          37          --
   . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .    --           --          --           --
   . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .     --           --          --           --
 . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .      69           13          37          --
 . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $   7,620,50$  1,412,075 $   4,063,523$   `20,405

                                                                   New        Fidelity  Fidelity
                                                     AIM V.I.  Discovery        VIP     VIP II       Templeton
                                                        Value      Series  Contrafund   Growth       International
                                                     SubaccountSubaccount  Subaccount   Subaccount   Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . $ --      $  --          $--       $  --        $  --
 . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value . . . . . . . .    99,180 322,881          20,127      79,989       150,853
   . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc.,    --         --           --          --           --
at value
Receivable from:
   John Hancock Variable Series Trust I . . . . . .    --         --           --          --           --
   . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . .   --         --           --          --           --
   . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . .    99,180 322,881          20,127      79,989       150,853
 . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . .     1          2           --           1            1
   . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . .   --         --           --          --           --
   . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . .    --         --           --          --           --
 . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . .     1          2           --           1            1
 . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . $  99,179 $   322,879    $ 20,127  $   79,988   $   150,852

See accompany notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

  STATEMENTS OF OPERATIONS (Unaudited)

          Years and periods ended June 30,

                                             Large Cap Growth Subaccount          Active Bond Subaccount

                                             2000        1999         1998        2000          1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I  $   151,072   $ 17,558,034 $ 6,312,073 $ 1,067,381  $  2,851,613 $ 2,190,901
   . . . .
   M Fund Inc. . . . . . . . . . . . . .    --          --           --          --            --          --
   . . . . . . . . . . .
Total investment income . . . . . . . .      151,072     17,558,034   6,312,073   1,067,381     2,851,613   2,190,901
 . . . . . . . .
Expenses:
   Mortality and expense risks . . . . .     225,388     324,595      168,652     51,193        126,407     93,556
   . . . . . . .
Net investment income (loss) . . . . . .     (74,316)    17,233,439   6,143,421   1,016,188     2,725,206   2,097,345
 . . . . . .
Net realized and unrealized gain (loss)
on
   investments:
   Net realized gains (losses) . . . . .     2,734,096   5,003,007    1,750,881   (874,542)     (1,391,910) 185,230
   . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . . .     4,426,209   (2,053,672)  8,041,022   952,272       (1,837,190) (378,058)
     . . . . . . . . .
Net realized and unrealized gain (loss)
on
   investments . . . . . . . . . . . . .     7,160,305   2,949,335    9,791,903   77,730        (3,229,100) (192,828)
   . . . . . . . . . . .
Net increase (decrease) in net assets
resulting
   from operations . . . . . . . . . . . $   7,085,989 $ 20,182,774 $ 15,935,324$ 1,093,918  $  (503,894) $ 1,904,517

                                             International Equity Index           Small Cap Growth Subaccount
                                             Subaccount

                                             2000        1999         1998        2000          1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I  $   296,545   $ 936,475    $ 1,930,710 $--          $  3,697,955 $--
   . . . .
   M Fund Inc. . . . . . . . . . . . . .    --          --           --          --            --          --
   . . . . . . . . . . .
Total investment income (loss) . . . . .     296,545     936,475      1,930,710  --             3,697,955  --
 . . . . . .
Expenses:
   Mortality and expense risks . . . . .     62,937      81,058       45,651      72,582        60,221      22,593
   . . . . . . .
Net investment income (loss) . . . . . .     233,608     855,417      1,885,059   (72,582)      3,637,734   (22,593)
 . . . . . .
Net realized and unrealized gain (loss)
on
   investments:
   Net realized gains . . . . . . . . .      1,515,308   753,750      152,030     4,544,105     2,548,944   58,729
   . . . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . . .     (3,395,800) 4,871,167    78,480      (3,503,834)   3,920,455   1,070,805
     . . . . . . . . .
Net realized and unrealized gain (loss)
on
   investments . . . . . . . . . . . . .     (1,880,492) 5,624,917    230,510     1,040,271     6,469,399   1,129,534
   . . . . . . . . . . .
Net increase (decrease) in net assets
resulting
   from operations . . . . . . . . . . . $   (1,646,884$ 6,480,334  $ 2,115,569 $ 967,689    $  10,107,133$ 1,106,941

See accompanying notes.

      JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF OPERATIONS (Unaudited) (continued) Years and periods ended June 30,

                                               Global Balanced Subaccount       Mid Cap Growth Subaccount

                                               2000       1999        1998      2000         1999         1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . $  63,243   $ 372,766   $ 185,760 $       --   $ 6,491,783 $  1,114,374
   . . . . .
   M Fund Inc. . . . . . . . . . . . . . .    --         --          --               --    --           --
   . . . . . . . . . . . . .
Total investment income . . . . . . . . . .    63,243     372,766     185,760         --     6,491,783    1,114,374
 . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . .     8,184      13,792      9,687     135,550      102,248      26,123
   . . . . . . . . .
Net investment income (loss) . . . . . . .     55,059     358,974     176,073   (135,550)    6,389,535    1,088,251
 . . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses) . . . . . .     (123,229)  15,640      24,206    8,716,345    5,188,018    599,619
   . . . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . . . .     (109,231)  (173,912)   147,461   (13,790,389) 15,078,681   1,184,263
     . . . . . . . . . . .
Net realized and unrealized gain (loss)
   on investments . . . . . . . . . . . . .    (232,460)  (158,272)   171,667   (5,074,044)  20,266,699   1,783,882

Net increase (decrease) in net assets
resulting from
   operations . . . . . . . . . . . . . . . $  (177,401)$ 200,702   $ 347,740 $ (5,209,594)$ 26,656,234$  2,872,133

                                               Large Cap Value Subaccount       Money Market Subaccount

                                               2000       1999        1998      2000         1999         1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . $  329,521  $ 1,809,072 $ 797,874 $ 2,267,940  $ 3,279,928 $  1,854,829
   . . . . .
   M Fund Inc. . . . . . . . . . . . . . .    --         --          --               --    --           --
   . . . . . . . . . . . . .
Total investment income . . . . . . . . . .    329,521    1,809,072   797,874   2,267,940    3,279,928    1,854,829
 . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . .     51,584     88,877      41,415    158,685      291,398      167,813
   . . . . . . . . .
Net investment income . . . . . . . . . . .    277,937    1,720,195   756,459   2,109,255    2,988,530    1,687,016
 . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses) . . . . . .     (232,676)  705,454     330,827         --    --           --
   . . . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . . . .     (596,463)(2,181,112)   145,355         --    --           --
     . . . . . . . . . . .
Net realized and unrealized gain (loss)
   on investments . . . . . . . . . . . . .    (829,139)(1,475,658)   476,182         --    --           --
   . . . . . . . . . . . .
Net increase (decrease) in net assets
resulting from
   operations . . . . . . . . . . . . . . . $  (551,202)$ 244,537   $ 1,232,64$ 2,109,255  $ 2,988,530 $  1,687,016

See accompanying notes.

      JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF OPERATIONS (Unaudited) (continued) Years and periods ended June 30,

                                              Mid Cap Value Subaccount           Small/Mid Cap Growth Subaccount

                                              2000       1999        1998        2000        1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . $ 45,440   $ 110,190   $ 120,469  $ --        $  1,421,656 $ 142,469
   . . . .
   M Fund Inc. . . . . . . . . . . . . . .   --         --          --          --          --          --
   . . . . . . . . . . . .
Total investment income (loss) . . . . . .    45,440     110,190     120,469    --           1,421,656   142,469
 . . . . . . .
Expenses:
   Mortality and expense risks . . . . . .    39,462     68,611      45,020      18,930      32,995      34,432
   . . . . . . . .
Net investment income (loss) . . . . . . .    5,978      41,579      75,449      (18,930)    1,388,661   108,037
 . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses) . . . . . .    783,358    (860,332)   (538,516)   (567,320)   13,375      232,246
   . . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . . . .    289,049    1,757,919   (830,390)   1,251,426   (1,001,208) 236,333
     . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments . . . . . . . . . . . . . .    1,072,407  897,587     (1,368,906) 684,106     (987,833)   468,579
   . . . . . . . . . . . .
Net increase (decrease) in net assets
resulting
   from operations . . . . . . . . . . . .  $ 1,078,385$ 939,166   $ (1,293,45$) 665,176  $  400,828   $ 576,616

                                              Real Estate Equity Subaccount      Growth & Income Subaccount

                                              2000       1999        1998        2000        1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . $ 324,574  $ 544,845   $ 305,783  $  1,040,920  $23,565,679$ 9,266,175
   . . . .
   M Fund Inc. . . . . . . . . . . . . . .   --         --          --          --          --          --
   . . . . . . . . . . . .
Total investment income . . . . . . . . . .   324,574    544,845     305,783     1,040,92023,565,679     9,266,175
 . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . .    20,547     29,468      22,716      442,927     715,377     290,361
   . . . . . . . .
Net investment income . . . . . . . . . . .   304,027    515,377     283,067     597,993  22,850,302     8,975,814
 . . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses) . . . . . .    (9,406)    (735,504)   (454,979)   1,331,371   6,207,253   2,061,212
   . . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . . . .    1,465,596  80,925      (698,676)(3,257,862)    (5,814,839) 7,759,307
     . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments . . . . . . . . . . . . . .    1,456,190  (654,579)   (1,153,65(1,926,491)    392,414     9,820,519
   . . . . . . . . . . . .
Net increase (decrease) in net assets
resulting
   from operations . . . . . . . . . . . .  $ 1,760,217$ (139,202) $ (870,588)$  (1,328,49$) 23,242,716$ 18,796,333

See accompanying notes.

         JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF OPERATIONS
           (Unaudited) (continued) Years and periods ended June 30,

                                               Managed Subaccount                 Short-Term Bond Subaccount

                                               2000        1999       1998        2000        1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . .  $ 1,918,560 $ 11,251,980$3,606,186 $ 433,130  $  957,614   $ 977,164
   . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . .  --          --         --          --          --          --
   . . . . . . . . . . . . .
Total investment income . . . . . . . . . .    1,918,560   11,251,980 3,606,186   433,130     957,614     977,164
 . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . .   340,006     495,544    121,905     19,435      50,128      50,947
   . . . . . . . . .
Net investment income . . . . . . . . . . .    1,578,554   10,756,436 3,484,281   413,695     907,486     926,217
 . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses) . . . . . . .   (259,619)   2,233,258  278,186     (190,959)   (441,667)   24,740
   . . . . . . . . . .
   Net unrealized appreciation (depreciation)
     during the period . . . . . . . . . . .   (110,575)   (6,419,069)1,791,231   169,777     (85,754)    (136,999)
     . . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments . . . . . . . . . . . . . . .   (370,194)   (4,185,811)2,069,417   (21,182)    (527,421)   (112,259)
   . . . . . . . . . . . . .
Net increase in net assets resulting from
   operations . . . . . . . . . . . . . . .  $ 1,208,360 $ 6,570,625 $5,553,698 $ 392,513  $  380,065   $ 813,958

                                                                                  International Opportunities
                                               Small Cap Value Subaccount                  Subaccount

                                               2000        1999       1998        2000        1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . .  $ 183,706   $ 409,324   $47,350    $ 147,896  $  2,096,195 $ 103,399
   . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . .  --          --         --          --          --          --
   . . . . . . . . . . . . .
Total investment income . . . . . . . . . .    183,706     409,324    47,350      147,896     2,096,195   103,399
 . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . .   42,741      64,613     33,335      70,749      90,191      50,003
   . . . . . . . . .
Net investment income . . . . . . . . . . .    140,965     344,711    14,015      77,147      2,006,004   53,396
 . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses) . . . . . . .   45,176      (979,002)  (9,919)     2,289,932   1,907,809   191,495
   . . . . . . . . . .
   Net unrealized appreciation (depreciation)
     during the period . . . . . . . . . . .   151,771     325,684    (523,693)   (3,683,990) 3,818,953   1,108,416
     . . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments . . . . . . . . . . . . . . .   196,947     (653,318)  (533,612)   (1,394,058) 5,726,762   1,299,911
   . . . . . . . . . . . . .
Net increase (decrease) in net assets
resulting from
   operations . . . . . . . . . . . . . . .  $ 337,912   $ (308,607) $(519,597) $ (1,316,91$) 7,732,766 $ 1,353,307

See accompanying notes.

      JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF OPERATIONS (Unaudited) (continued) Years and periods ended June 30,

                                                 Equity Index Subaccount           Global Bond Subaccount

                                                 2000       1999         1998      2000        1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . $  896,990  $ 5,839,023 $  1,337,75 $111,426   $ 460,088   $ 303,545
   . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . .    --         --           --        --          --          --
   . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . .    896,990    5,839,023    1,337,750 111,426     460,088     303,545
 . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . .     289,729    335,573      126,021   15,928      35,321      19,894
   . . . . . . . . . .
Net investment income . . . . . . . . . . . .    607,261    5,503,450    1,211,729 95,498      424,767     283,651
 . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses) . . . . . . .     3,352,907  7,681,081    691,270   (278,305)   (204,675)   81,659
   . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during
     the period . . . . . . . . . . . . . . .    (4,597,742)4,678,509    6,098,919 387,581     (433,526)   43,608
     . . . . . . . . . . . . . .
Net realized and unrealized gain (loss)
   on investments . . . . . . . . . . . . . .    (1,244,835)12,359,590   6,790,189 109,276     (638,201)   125,267
   . . . . . . . . . . . . .
Net increase (decrease) in net assets
resulting from
   operations . . . . . . . . . . . . . . . . $  (637,574)$ 17,863,040$  8,001,91$ 204,774   $ (213,434) $ 408,918

                                                                                   Brandes International
                                                 Turner Core Growth Subaccount     Equity Subaccount

                                                 2000       1999         1998      2000        1999        1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . $  221,603  $ 1,349,358 $ --       $ 306,598   $ 549,978   $--
   . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . .    --         --            84,940   --          --           358,080
   . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . .    221,603    1,349,358    84,940    306,598     549,978     358,080
 . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . .     38,241     33,920       7,737     28,784      34,297      14,434
   . . . . . . . . . .
Net investment income . . . . . . . . . . . .    183,362    1,315,438    77,203    277,814     515,681     343,646
 . . . . . . . . . .
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains . . . . . . . . . . . .    2,411,545  1,038,462    156,278   181,342     507,727     89,337
   . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during
     the period . . . . . . . . . . . . . . .    (1,758,048)1,626,646    562,620   784,685     3,486,097   91,915
     . . . . . . . . . . . . . .
Net realized and unrealized gain on              653,497    2,665,108    718,898   966,027     3,993,824   181,252
investments . .
Net increase in net assets resulting from     $  836,859  $ 3,980,546 $  796,101 $ 1,243,841 $ 4,509,505 $ 524,898
operations

See accompanying notes.

      JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF OPERATIONS (Unaudited) (continued) Years and periods ended June 30,

                                                     Frontier Capital Appreciation     Clifton Enhanced U.S. Equity
                                                               Subaccount              Subaccount

                                                     2000        1999       1998       2000       1999      1998
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . $  565,927   $ 487,465  $--        $ 253,050  $ 532,067 $--
   . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .    --          --          34,738    --         --         72,302
   . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . .    565,927     487,465    34,738     253,050    532,067   72,302
 . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . .     32,774      37,471     24,841     11,633     13,930    4,069
   . . . . . . . . . . . .
Net investment income. . . . . . . . . . . . . .     533,153     449,994    9,897      241,417    518,137   68,233
 . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . .     3,686,537   624,068    (445,752)  105,370    264,436   87,723
   . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .    (2,068,274) 3,431,408  432,064    (545,352)  151,562   89,677
     . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on           1,618,263   4,055,476  (13,688)   (439,982)  415,998   177,400
investments .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . . $  2,151,416 $ 4,505,470$ (3,791)  $ (198,565)$ 934,135 $ 245,633
   . . . . . . . . . . . . . . . .
                                                     Emerging Markets Equity          International Opportunities II
                                                              Subaccount              Subaccount

                                                     2000       1999       1998*      2000       1999      1998*
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . $      --   $ 137,724  $ 522      $ 14,069   $ 6,063   $ 491
   . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .         --    --         --         --         --        --
   . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . .        --     137,724    522        14,069     6,063     491
 . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . .     12,643     5,465      387        2,617      1,859     339
   . . . . . . . . . . . .
Net investment income (loss) . . . . . . . . . .     (12,643)   132,259    135        11,452     4,204     152
 . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . .     (101,200)  663,998    (45,975)   20,107     82,873    (21,835)
   . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .    (287,458)  432,248    2,289      (56,174)   47,295    4,812
     . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on           (388,658)  1,096,246  (43,686)   (36,067)   130,168   (17,023)
investments .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . . $  (401,301)$ 1,228,505$ (43,551) $ (24,615) $ 134,372 $ (16,871)
   . . . . . . . . . . . . . . . .

 *From May 1, 1998 (commencement of operations).

See accompanying notes.

      JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF OPERATIONS (Unaudited) (continued) Years and periods ended June 30,

                                                                                                Small/Mid
                                                                  Bond Index                    Cap CORE
                                                                  Subaccount                    Subaccount

                                                          2000      1999       1998*     2000     1999    1998*
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . . . . $ 206,555 $ 140,772  $ 23,842  $ 2,253  $ 54,784  $ --
   . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . .   --        --         --        --       --         --
   . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . . . .   206,555   140,772    23,842    2,253    54,784    --
 . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . . . .    12,909    10,636     937       2,315    2,073      535
   . . . . . . . . . . . . . . .
Net investment income (loss) . . . . . . . . . . . . .    193,646   130,136    22,905    (62)     52,711     (535)
 . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . . . . .    (54,090)  (104,174)  1,002     84,929   65,733  (25,196)
   . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during
     the period . . . . . . . . . . . . . . . . . . . .   65,510    (78,192)   (10,217)  (10,858) (10,735)   18,718
     . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on     . . . .    11,420    (182,366)  (9,215)   74,071   54,998     (6,478)
investments                                    . . .
Net increase (decrease) in net assets resulting
   from operations . . . . . . . . . . . . . . . . . .  $ 205,066 $ (52,230) $ 13,690  $ 74,009 $ 107,709 $  (7,013)
   . . . . . . . . . . . . . . . . . .
                                                                                                       Fundamental
                                                                         High Yield Bond               Mid Cap Growth
                                                                                 Subaccount            Subaccount
                                                                         2000       1999       1998*        2000
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . . . . . . . . . . . $  163,403 $  352,641  $ 88,721  $   --
   . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .    --         --         --           --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . . . . . . . . . . .    163,403    352,641    88,721      --
 . . . . . . . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . . . . . . . . . . .     7,445      12,206     1,962        1
   . . . . . . . . . . . . . . . . . . . . . . .
Net investment income (loss) . . . . . . . . . . . . . . . . . . . .     155,958    340,435    86,759       (1)
 . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . . . . . . . . . . . .     (100,732)  42,365     64,824      --
   . . . . . . . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during the period . . .    (131,236)  (139,659)  149,416      877
   . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on     . . . . . . . . . . .     (231,968)  (97,294)   214,240      877
investments                                    . . . . . . . . . . .
Net increase (decrease) in net assets resulting from operations . . . $  (76,010)$  243,141  $ 300,999 $    876
 . . . . . . . . . . . . .

 *From May 1, 1998 (commencement of operations).

See accompanying notes.

      JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF OPERATIONS (Unaudited) (continued) Years and periods ended June 30,

                                                                   New    Fidelity
                                                   AIM V.I.    Discovery  VIP II     Fidelity     Templeton
                                                   Value           Series Contrafund VIP Growth   International
                                                   Subaccount  Subaccount Subaccount Subaccount   Subaccount

                                                        2000       2000       2000        2000         2000
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . .  $   --      $  --      $  --      $   --       $   --
   . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . .     --         --         --          --           --
   . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . .      --         --         --          --           --
 . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . .      33         84         6           32           17
   . . . . . . . . . . . .
Net investment income (loss) . . . . . . . . . . .      (33)       (84)       (6)         (32)         (17)
 . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . . .      (2,026)    6          (3,386)     7            612
   . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during
     the period . . . . . . . . . . . . . . . . .       (2,289)    28,003     134         4,523        2,513
     . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on     . .      (4,315)    28,009     (3,252)     4,530        3,125
investments
Net increase (decrease) in net assets resulting
   from operations . . . . . . . . . . . . . . . . $    (4,348)$   27,925 $   (3,258)$    4,498   $    3,108
   . . . . . . . . . . . . . . .

See accompanying notes.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) Years and periods ended June 30,

                                      Large Cap Growth Subaccount                     Active Bond Subaccount

                                      2000          1999          1998          2000    1999         1998
Increase (decrease) in net assets
from
   operations:
   Net investment income (loss) . . $ (74,316)    $ 17,233,439  $ 6,143,421  $  1,016,$82,725,206   $2,097,345
   . .
   Net realized gains (losses) . .    2,734,096     5,003,007     1,750,881     (874,542(1,391,910)  185,230
   . . . . .
   Net unrealized appreciation
     (depreciation) during the
     period . . . . . . . . . . . .   4,426,209     (2,053,672)   8,041,022     952,272 (1,837,190)  (378,058)
     . . . . . . . . .
Net increase (decrease) in net
assets
   resulting from operations . . .    7,085,989     20,182,774    15,935,324    1,093,91(503,894)    1,904,517
   . . . . .
From policyholder transactions:
   Net premiums from
     policyholders . . . . . . . .    52,259,426    75,667,981    29,859,648    14,410,774,595,720   38,567,292
     . . . . . . .
   Net benefits to policyholders .    (34,904,274)  (45,347,424)  (13,281,028(18,199,821(68,312,320) (27,391,317)
   . . . .
Net increase (decrease) in net
assets
   resulting from policyholder
   transactions . . . . . . . . . .   17,355,152    30,320,557    16,578,620    (3,789,06,283,400    11,175,975
   . . . . . . . .
Net increase (decrease) in net
   assets . . . . . . . . . . . . .   24,441,141    50,503,331    32,513,944    (2,695,15,779,506    13,080,492
   . . . . . . . . . .
Net assets at beginning of period .   115,521,551   65,018,220    32,504,276    38,321,432,541,967   19,461,475
 . .
Net assets at end of period . . . . $ 139,962,692 $ 115,521,551 $ 65,018,220 $  35,626$338,321,473  $32,541,967
 . . . . .



                                      International Equity Index Subaccount     Small Cap Growth Subaccount

                                      2000          1999          1998          2000    1999         1998

Increase (decrease) in net assets
from
   operations:
   Net investment income (loss) . . $ 233,608     $ 855,417     $ 1,885,059  $  (72,58$)3,637,734   $(22,593)
   . .
   Net realized gains . . . . . . .   1,515,308     753,750       152,030       4,544,102,548,944    58,729
   . . . . . .
   Net unrealized appreciation
     (depreciation) during the
     period . . . . . . . . . . . .   (3,395,800)   4,871,167     78,480        (3,503,83,920,455    1,070,805
     . . . . . . . . .
Net increase (decrease) in net
assets
   resulting from operations . . .    (1,646,884)   6,480,334     2,115,569     967,689 10,107,133   1,106,941
   . . . . .
From policyholder transactions:
   Net premiums from
     policyholders . . . . . . . .    42,506,597    53,332,374    10,034,119    58,788,952,637,861   12,088,047
     . . . . . . .
   Net benefits to policyholders .    (39,576,115)  (39,209,664)  (8,344,107)(52,165,304(40,800,272) (6,621,834)
   . . . .


Net increase in net assets resulting
   from policyholder transactions .   2,930,482     14,122,710    1,690,012     6,632,6411,837,589   5,466,213
   . .


Net increase in net assets . . . .    1,283,598     20,603,044    3,805,581     7,591,3321,944,722   6,573,154
 . . . . . .
Net assets at beginning of period .   33,198,674    12,595,630    8,790,049     31,022,89,078,106    2,504,952
 . .
Net assets at end of period . . . . $ 34,482,272  $ 33,198,674  $ 12,595,630 $  38,614$131,022,828  $9,078,106
 . . . . .

See accompanying notes.

            JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended June 30,

                                    Global Balanced Subaccount             Mid Cap Growth Subaccount

                                    2000         1999          1998        2000           1999           1998
Increase (decrease) in net
assets
   from operations:
   Net investment income (loss)  $  55,059     $ 358,974     $ 176,073   $ (135,550)    $ 6,389,535    $ 1,088,251
   . .
   Net realized gains (losses) .    (123,229)    15,640        24,206      8,716,345      5,188,018      599,619
   . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . .     (109,231)    (173,912)     147,461     (13,790,389)   15,078,681     1,184,263
     . . . . . . . .
Net increase (decrease) in net
assets
   resulting from operations . .    (177,401)    200,702       347,740     (5,209,594)    26,656,234     2,872,133
   . . . .
From policyholder transactions:
   Net premiums from
     policyholders . . . . . . .    2,921,405    6,295,052     3,163,316   65,255,866     65,183,285     11,323,614
     . . . . . .
   Net benefits to policyholders    (2,120,585)  (5,007,225)   (1,882,974) (56,671,354)   (41,018,347)   (5,132,055)
   . . .
Net increase in net assets
resulting
   from policyholder           .    800,820      1,287,827     1,280,342   8,584,512      24,164,938     6,191,559
   transactions
Net increase in net assets . . .    623,419      1,488,529     1,628,082   3,374,918      50,821,172     9,063,692
 . . . . .
Net assets at beginning of     .    4,591,856    3,103,327     1,475,245   63,499,616     12,678,444     3,614,752
period
Net assets at end of period . .  $  5,215,275  $ 4,591,856   $ 3,103,327 $ 66,874,534   $ 63,499,616   $ 12,678,444
 . . . . .


                                    Large Cap Value Subaccount             Money Market Subaccount

                                    2000         1999          1998        2000           1999           1998

Increase (decrease) in net
assets
   from operations:
   Net investment income . . . . $  277,937    $ 1,720,195   $ 756,459   $ 2,109,255    $ 2,988,530    $ 1,687,016
   . . .
   Net realized gains (losses) .    (232,676)    705,454       330,827    --             --             --
   . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . .     (596,463)    (2,181,112)   145,355    --             --             --
     . . . . . . . .
Net increase (decrease) in net
assets
   resulting from operations . .    (551,202)    244,537       1,232,641   2,109,255      2,988,530      1,687,016
   . . . .
From policyholder transactions:
   Net premiums from
     policyholders . . . . . . .    28,000,911   37,432,039    15,144,316  485,999,845    890,376,545    340,377,358
     . . . . . .
   Net benefits to policyholders    (23,591,191) (27,199,179)  (4,937,583) (442,936,484)  (918,869,964)  (269,723,839)
   . . .
Net increase (decrease) in net
assets
   resulting from policyholder
   transactions . . . . . . . .     4,409,720    10,232,860    10,206,733  43,063,361     (28,493,419)   70,653,519
   . . . . . . . .
Net increase (decrease) in net
assets
                                    3,858,518    10,477,397    11,439,374  45,172,616     (25,504,889)   72,340,535
Net assets at beginning of     .    27,106,917   16,629,520    5,190,146   61,006,769     86,511,658     14,171,123
period
Net assets at end of period . .  $  30,965,435 $ 27,106,917  $ 16,629,520$ 106,179,385  $ 61,006,769   $ 86,511,658
 . . . . .

See accompanying notes.

            JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended June 30,

                                      Mid Cap Value Subaccount              Small/Mid Cap Growth Subaccount

                                      2000         1999         1998        2000          1999           1998
Increase (decrease) in net assets
from
   operations:
   Net investment income (loss) . . $ 5,978      $ 41,579     $ 75,449    $ (18,930)    $ 1,388,661    $ 108,037
   . .
   Net realized gains (losses) . .    783,358      (860,332)    (538,516)   (567,320)     13,375         232,246
   . . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . . . .   289,049      1,757,919    (830,390)   1,251,426     (1,001,208)    236,333
     . . . . . . . .
Net increase (decrease) in net
assets
   resulting from operations . . .    1,078,385    939,166      (1,293,457) 665,176       400,828        576,616
   . . . . .
From policyholder transactions:
   Net premiums from policyholders .  15,917,480   32,024,751 18,837,112    7,306,590     11,809,133     4,563,154
   Net benefits to policyholders .    (15,399,262) (29,579,995) (7,855,945) (8,233,390)   (9,775,543)    (6,481,542)
   . . . .
Net increase (decrease) in net
assets
   resulting from policyholder
   transactions . . . . . . . . . .   518,218      2,444,756  10,981,167    (926,800)     2,033,590      (1,918,388)
   . . . . . . . .
Net increase (decrease) in net        1,596,603    3,383,922    9,687,710   (261,624)     2,434,418      (1,341,772)
assets .
Net assets at beginning of period .   19,138,533   15,754,611   6,066,901   9,925,831     7,491,413      8,833,185
 . .
Net assets at end of period . . . . $ 20,735,136 $ 19,138,533 $ 15,754,611$ 9,664,207   $ 9,925,831    $ 7,491,413
 . . . . .


                                      Real Estate Equity Subaccount         Growth & Income Subaccount

                                      2000         1999         1998        2000          1999           1998

Increase (decrease) in net assets
from
   operations:
   Net investment income . . . . .  $ 304,027    $ 515,377    $ 283,067   $ 597,993     $ 22,850,302   $ 8,975,814
   . . . .
   Net realized gains (losses) . .    (9,406)      (735,504)    (454,979)   1,331,371     6,207,253      2,061,212
   . . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . . . .   1,465,596    80,925       (698,676)   (3,257,862)   (5,814,839)    7,759,307
     . . . . . . . .
Net increase (decrease) in net
assets
   resulting from operations . . .    1,760,217    (139,202)    (870,588)   (1,328,498)   23,242,716     18,796,333
   . . . . .
From policyholder transactions:
   Net premiums from policyholders .  33,616,441   22,699,314   6,964,604   43,866,020    196,639,863    60,975,616
   Net benefits to policyholders .    (24,788,136) (18,093,640) (5,513,221) (42,336,871)  (106,763,955)  (31,360,866)
   . . . .
Net increase in net assets resulting
   from policyholder transactions .   8,828,305    4,605,674    1,451,383   1,529,149     89,875,908     29,614,750
   . .
Net increase in net assets . . . .    10,588,522   4,466,472    580,795     200,651       113,118,624    48,411,083
 . . . . . .
Net assets at beginning of period .   9,238,646    4,772,174    4,191,379   209,525,899   96,407,275     47,996,192
 . .
Net assets at end of period . . . . $ 19,827,168 $ 9,238,646  $ 4,772,174 $ 209,726,550 $ 209,525,899  $ 96,407,275
 . . . . .

See accompanying notes.

            JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended June 30,

                                       Managed Subaccount                      Short-Term Bond Subaccount

                                       2000          1999          1998        2000          1999         1998
Increase (decrease) in net assets
from
   operations:
   Net investment income . . . . . . $ 1,578,554   $ 10,756,436 $  3,484,281 $ 413,695     $ 907,486    $ 926,217
   . . . .
   Net realized gains (losses) . . .   (259,619)     2,233,258     278,186     (190,959)     (441,667)    24,740
   . . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . . . .    (110,575)     (6,419,069)   1,791,231   169,777       (85,754)     (136,999)
     . . . . . . . . .
Net increase in net assets resulting
from
   operations . . . . . . . . . . .    1,208,360     6,570,625     5,553,698   392,513       380,065      813,958
   . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders .   22,089,393    113,292,87221,019,273     14,314,278    41,259,110   27,490,588
   .
   Net benefits to policyholders . .   (19,693,945)  (34,219,380)  (8,281,600) (11,482,789)  (49,156,693) (21,534,195)
   . . . .
Net increase (decrease) in net assets
   resulting from policyholder
   transactions . . . . . . . . . .    2,395,448     79,073,492 12,737,673     2,831,489     (7,897,583)  5,956,393
   . . . . . . . . .
Net increase (decrease) in net         3,603,808     85,644,117 18,291,371     3,224,002     (7,517,518)  6,770,351
assets . .
Net assets at beginning of period .    125,710,809   40,066,692 21,775,321     11,728,988    19,246,506   12,476,155
 . . .
Net assets at end of period . . . .  $ 129,314,617 $ 125,710,809$  40,066,692$ 14,952,990  $ 11,728,988 $ 19,246,506
 . . . . . .
                                       Small Cap Value Subaccount              International Opportunities Subaccount

                                       2000          1999          1998        2000          1999         1998
Increase (decrease) in net assets
from
   operations:
   Net investment income . . . . . . $ 140,965     $ 344,711    $  14,015    $ 77,147      $ 2,006,004  $ 53,396
   . . . .
   Net realized gains (losses) . . .   45,176        (979,002)     (9,919)     2,289,932     1,907,809    191,495
   . . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . . . .    151,771       325,684       (523,693)   (3,683,990)   3,818,953    1,108,416
     . . . . . . . . .
Net increase (decrease) in net assets
   resulting from operations . . . .   337,912       (308,607)     (519,597)   (1,316,911)   7,732,766    1,353,307
   . . . . .
From policyholder transactions:
   Net premiums from policyholders .   13,651,361    39,172,672 11,420,833     44,500,103    43,216,216   23,844,756
   .
   Net benefits to policyholders . .   (9,715,462)   (30,591,417)  (4,363,378) (33,987,289)  (38,372,463) (12,275,087)
   . . . .
Net increase in net assets resulting
from
   policyholder transactions . . . .   3,935,899     8,581,255     7,057,455   10,512,814    4,843,753    11,569,669
   . . . . .
Net increase in net assets . . . . .   4,273,811     8,272,648     6,537,858   9,195,903     12,576,519   12,922,976
 . . . . . .
Net assets at beginning of period .    18,783,396    10,510,748    3,972,890   31,535,049    18,958,530   6,035,554
 . . .
Net assets at end of period . . . .  $ 23,057,207  $ 18,783,396 $  10,510,748$ 40,730,952  $ 31,535,049 $ 18,958,530
 . . . . . .

See accompanying notes.

            JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended June 30,

                                        Equity Index Subaccount                 Global Bond Subaccount

                                        2000         1999         1998          2000         1999         1998
Increase (decrease) in net assets
from
   operations:
   Net investment income . . . . . . $  607,261    $ 5,503,450  $ 1,211,729   $ 95,498     $ 424,767    $ 283,651
   . . . . .
   Net realized gains (losses) . . .    3,352,907    7,681,081    691,270       (278,305)    (204,675)    81,659
   . . . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . . . .     (4,597,742)  4,678,509    6,098,919     387,581      (433,526)    43,608
     . . . . . . . . . .
Net increase (decrease) in net assets
   resulting from operations . . . .    (637,574)    17,863,040   8,001,918     204,774      (213,434)    408,918
   . . . . . .
From policyholder transactions:
   Net premiums from policyholders .    60,696,851   225,994,914  60,690,933    3,569,560    11,387,398   9,258,713
   . .
   Net benefits to policyholders . .    (37,454,370) (147,909,470)(31,166,123)  (5,829,975)(10,615,019)   (3,008,341)
   . . . . .
Net increase (decrease) in net assets
   resulting from policyholder
   transactions . . . . . . . . . .     23,242,481   78,085,444   29,524,810    (2,260,415)  772,379      6,250,372
   . . . . . . . . . .
Net increase (decrease) in net          22,604,907   95,948,484   37,526,728    (2,055,641)  558,945      6,659,290
assets . . .
Net assets at beginning of period .     49,913,131   53,964,647   16,437,919    8,838,516    8,279,571    1,620,281
 . . . .
Net assets at end of period . . . .  $  72,518,038 $ 49,913,131 $ 53,964,647  $ 6,782,875  $ 8,838,516  $ 8,279,571
 . . . . . . .

                                        Turner Core Growth Subaccount           Brandes International Equity
                                                                                Subaccount

                                        2000         1999         1998          2000         1999         1998
Increase (decrease) in net assets
from
   operations:
   Net investment income . . . . . . $  183,362    $ 1,315,438  $ 77,203      $ 277,814    $ 515,681    $ 343,646
   . . . . .
   Net realized gains . . . . . . .     2,411,545    1,038,462    156,278       181,342      507,727      89,337
   . . . . . . . .
   Net unrealized appreciation
     (depreciation) during
     the period . . . . . . . . . .     (1,758,048)  1,626,646    562,620       784,685      3,486,097    91,915
     . . . . . . . . . .
Net increase in net assets resulting
from
   operations . . . . . . . . . . .     836,859      3,980,546    796,101       1,243,841    4,509,505    524,898
   . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders .    22,340,884   23,098,524   4,779,974     9,965,330    12,134,533   5,520,633
   . .
   Net benefits to policyholders . .    (26,498,181) (9,308,254)  (1,690,860)   (3,861,316)  (5,569,496)  (2,041,375)
   . . . . .
Net increase (decrease) in net assets
   resulting from policyholder
   transactions . . . . . . . . . .     (4,157,297)  13,790,270   3,089,114     6,104,014    6,565,037    3,479,258
   . . . . . . . . . .
Net increase in net assets . . . . .    (3,320,438)  17,770,816   3,885,215     7,347,855    11,074,542   4,004,156
 . . . . . . .
Net assets at beginning of period .     22,671,005   4,900,189    1,014,974     17,415,296   6,340,754    2,336,598
 . . . .
Net assets at end of period . . . .  $  19,350,567 $ 22,671,005 $ 4,900,189   $ 24,763,151 $ 17,415,296 $ 6,340,754
 . . . . . . .

See accompanying notes.

            JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended June 30,

                                                                                 Clifton Enhanced U.S. Equity
                                           Frontier Capital Appreciation                    Subaccount
                                           Subaccount

                                           2000         1999         1998        2000         1999       1998
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . .  $  533,153    $ 449,994    $ 9,897     $ 241,417    $ 518,137  $ 68,233
   . . . . . . .
   Net realized gains (losses) . . . .     3,686,537    624,068      (445,752)   105,370      264,436    87,723
   . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . .     (2,068,274)  3,431,408    432,064     (545,352)    151,562    89,677
     . . . . . . . . .
Net increase (decrease) in net assets
resulting
   from operations . . . . . . . . . .     2,151,416    4,505,470    (3,791)     (198,565)    934,135    245,633
   . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . .     16,538,331   25,135,447   13,982,031  6,521,334    6,480,741  3,031,309
   . . . .
   Net benefits to policyholders . . .     (14,603,126) (22,331,613) (9,695,520) (3,399,109)  (3,151,279)(1,299,530)
   . . . . . . .
Net increase in net assets resulting
from
   policyholder transactions . . . . .     1,935,205    2,803,834    4,286,511   3,122,225    3,329,462  1,731,779
   . . . . . . . .
Net increase in net assets . . . . . .     4,086,621    7,309,304    4,282,720   2,923,660    4,263,597  1,977,412
 . . . . . . . . .
Net assets at beginning of period . . .    16,985,022   9,675,718    5,392,998   6,738,214    2,474,617  497,205
 . . . . .
Net assets at end of period . . . . . . $  21,071,643 $ 16,985,022 $ 9,675,718 $ 9,661,874  $ 6,738,214$ 2,474,617
 . . . . . . . .

                                                                                 International Opportunities II
                                           Emerging Markets Equity Subaccount               Subaccount

                                           2000         1999         1998*       2000         1999       1998*
Increase (decrease) in net assets from operations:
   Net investment income (loss) . . . . $  (12,643)   $ 132,259    $ 135       $ 11,452     $ 4,204    $ 152
   . . . . .
   Net realized gains (losses) . . . .     (101,200)    663,998      (45,975)    20,107       82,873     (21,835)
   . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . .     (287,458)    432,248      2,289       (56,174)     47,295     4,812
     . . . . . . . . .
Net increase (decrease) in net assets
resulting
   from operations . . . . . . . . . .     (401,301)    1,228,505    (43,551)    (24,615)     134,372    (16,871)
   . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . .     38,341,068   18,579,194   2,434,226   3,547,466    3,151,983  2,372,034
   . . . .
   Net benefits to policyholders . . .     (35,650,812) (16,271,324) (2,203,670) (3,048,011)  (2,613,505)(2,191,135)
   . . . . . . .
Net increase in net assets resulting
from
   policyholder transactions . . . . .     2,690,256    2,307,870    230,556     499,455      538,478    180,899
   . . . . . . . .
Net increase in net assets . . . . . .     2,288,955    3,536,375    187,005     474,840      672,850    164,028
 . . . . . . . . .
Net assets at beginning of period . . .    3,723,380    187,005      0           836,878      164,028    0
 . . . . .
Net assets at end of period . . . . . . $  6,012,335  $ 3,723,380  $ 187,005   $ 1,311,718  $ 836,878  $ 164,028
 . . . . . . . .

*From May 1, 1998 (commencement of operations).

See accompanying notes.

            JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended June 30,

                                                         Bond Index                Small/Mid Cap CORE
                                                         Subaccount                           Subaccount

                                                          2000        1999        1998*       2000        1999         1998*
Increase (decrease) in net assets from operations:
   Net investment income (loss) . . . . . .          $  193,646   $ 130,136   $ 22,905    $ (62)       $52,711    $  (535)
   . . . . . . .
   Net realized gains (losses) . . . . . .              (54,090)    (104,174)   1,002       84,929      65,733       (25,196)
   . . . . . . . . . .
   Net unrealized appreciation
   (depreciation)
     during the period . . . . . . . . . .              65,510      (78,192)    (10,217)    (10,858)    (10,735)     18,718
     . . . . . . . . . . .
Net increase (decrease) in net assets
resulting
   from operations . . . . . . . . . . . .              205,066     (52,230)    13,690      74,009      107,709      (7,013)
   . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . .              6,026,847   6,471,518   1,176,234   8,814,315   5,817,483    1,089,030
   . . . . . .
   Net benefits to policyholders . . . . .              (3,737,455) (2,358,694) (124,467)   (8,093,062) (5,611,532)  (778,864)
   . . . . . . . . .
Net increase in net assets resulting from
   policyholder transactions . . . . . . .              2,289,392   4,112,824   1,051,767   721,253     205,951      310,166
   . . . . . . . . . .
Net increase in net assets . . . . . . . .              2,494,458   4,060,594   1,065,457   795,262     313,660      303,153
 . . . . . . . . . . .
Net assets at beginning of period . . . . .             5,126,051   1,065,457          0    616,813     303,153      0
 . . . . . . .
Net assets at end of period . . . . . . . .          $  7,620,509 $ 5,126,051 $ 1,065,457 $ 1,412,075  $616,813   $  303,153
 . . . . . . . . . .


                                                                                   High Yield Bond
                                                                                             Subaccount

                                                                                   2000        1999         1998*
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .  $    155,958   $ 340,435   $  86,759
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Net realized gains (losses) . . . . . . . . . . . . . . . . . . . . . . .       (100,732)   42,365       64,824
   . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during the period . . . . . . .      (131,236)   (139,659)    149,416
   . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting from     . . . . . . . . . .       (76,010)    243,141      300,999
operations . . . .                                       . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . . . . . . . . . . . . . . . .     3,701,759    19,870,990    6,683,673
   . . . . . . . . . . . . . . . . . . . . . . . .
   Net benefits to policyholders . . . . . . . . . . . . . . . . . . . . . .     (3,835,440)  (20,368,501(2,457,088)
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting from policyholder                  (133,681)   (497,511)    4,226,585
transactions . . . . . . . . . . . .
Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . .      (209,691)   (254,370)    4,527,584
 . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . . . . . . . . . . . . . . . . .    4,273,214     4,527,584    0
 . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . . . . . . . . . . . . . . . . $  4,063,523   $ 4,273,214 $  4,527,584
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .

*From May 1, 1998 (commencement of operations).

See accompanying notes.

            JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended June 30,

                                      Fundamental                  New         Fidelity Fidelity
                                      Mid Cap     AIM V.I.     Discovery       VIP II        VIP    Templeton
                                      Growth          Value        Series   Contrafund  Growth      International
                                      Subaccount  Subaccount   Subaccount   Subaccount  Subaccount  Subaccount

                                           2000       2000         2000        2000     2000            2000
Increase (decrease) in net assets from operations:
   Net investment income (loss) . . . $    (1)    $   (33)     $   (84)     $  (6)      $    (32)   $   (17)
   . . .
   Net realized gains (losses) . . .       0          (2,026)      6           (3,386)       7          612
   . . . . . .
   Net unrealized appreciation
     (depreciation) during the period      877        (2,289)      28,003      134           4,523      2,513
     . .
Net increase (decrease) in net assets
   resulting from operations . . . .       876        (4,348)      27,925      (3,258)       4,498      3,108
   . . . . . .
From policyholder transactions:
   Net premiums from policyholders .       19,529     301,720      295,000     324,607  75,543          455,074
   . .
   Net benefits to policyholders . .       0          (198,193)    (46)        (301,222)     (53)       (307,330)
   . . . . .
Net increase in net assets resulting
from
   policyholder transactions . . . .       19,529     103,527      294,954     23,385   75,490          147,744
   . . . . . .
Net increase in net assets . . . . .       20,405     99,179       322,879     20,127   79,988          150,852
 . . . . . . .
Net assets at beginning of period . .      0          0            0           0             0          0
 . . .
Net assets at end of period . . . . . $    20,405 $   99,179   $   322,879  $  20,127   $    79,988 $   150,852
 . . . . . .

See accompanying notes.

     JOHN HANCOCK VARIABLE LIFE ACCOUNT S NOTES TO FINANCIAL
              STATEMENTS (Unaudited) June 30, 2000

 1.  Organization
     John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Life

Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-three subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The thirty-three Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign
Bond), International Equity Index, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity (formerly, Enhanced U.S. Equity), Emerging Markets Equity, International Opportunities II (formerly, Global Equity), Bond Index, Small/Mid Cap CORE, High Yield Bond, Fundamental Mid Cap Growth, AIM V.I. Value, New Discovery Series, Fidelity VIP II Contrafund, Fidelity VIP Growth, and Templeton International Portfolios. Each Portfolio has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.


 2.  Significant Accounting Policies

   Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Valuation of Investments
     Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

                             JOHN HANCOCK VARIABLE LIFE ACCOUNT S

   Federal Income Taxes
     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

   Expenses
     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

   Policy Loans
     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At June 30, 2000, there were no outstanding policy loans.

 3.  Transaction with Affiliates
     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 4.  Details of Investments
     The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at June 30, 2000 were as follows:

     Portfolio                    Shares Owned        Cost               Value
     Large Cap Growth . . . . . . 4,849,462        $  123,194,174    $   139,962,692
     . .
     Active Bond. . . . . . . . . 3,874,512           38,257,002         35,626,352
     . . . .
     International Equity Index. .1,861,146           33,149,994         34,482,272
     Small Cap Growth. . . . . .  1,914,842           34,454,118         38,614,165
     . .
     Global Balanced . . . . . .  515,617             5,397,773          5,215,275
     . . .
     Mid Cap Growth . . . . . . . 2,386,951           58,721,939         66,874,534
     . .
     Large Cap Value . . . . . .  2,373,079           32,589,463         30,965,435
     . . .
     Money Market . . . . . . . . 10,612,665          106,183,237        106,179,385
     . . .
     Mid Cap Value. . . . . . . . 1,537,316           20,407,887         20,735,136
     . . .
     Small/Mid Cap Growth . . . . 634,316             9,361,832          9,664,207
     Real Estate Equity . . . . . 1,563,808           19,502,392         19,827,168
     . . .
     Growth & Income . . . . . .  10,573,323          204,640,498        209,726,550
     . .
     Managed . . . . . . . . . .  8,379,360           131,570,457        129,314,617
     . . . . .
     Short Term Bond . . . . . .  1,533,368           15,459,641         14,952,990
     . . .
     Small Cap Value . . . . . .  2,102,924           24,087,256         23,057,207
     . . .
     International Opportunities .2,800,216           37,804,122         40,730,952
     Equity Index . . . . . . . . 8,517,628           158,210,577        172,518,038
     . . . .
     Global Bond . . . . . . . .  677,499             7,002,271          6,782,875
     . . . .
     Turner Core Growth . . . . . 81,169              21,806,142         19,350,567
     .
     Brandes International
     Equity . . . . . . . . . . . 1,511,593           13,549,208         24,763,151
     . . . .
     Frontier Capital
     Appreciation . . . . . . . . 889,489             16,547,489         21,071,643
     . .
     Clifton Enhanced US
     Equity . . . . . . . . . . . 485,524             6,331,067          9,661,874
     . . . .
     Emerging Markets . . . . . . 526,597             5,201,315          6,012,335
     . .
     International
     Opportunities II . . . . . . 109,154             1,232,932          1,311,718
     . .
     Bond Index . . . . . . . . . 810,548             7,747,650          7,620,509
     . . . .
     Small Mid Cap CORE. . . . .  137,033             1,349,230          1,412,075
     High-Yield. . . . . . . . .  477,718             4,142,675          4,063,523
     . . . . .
     Fundamental Mid Cap
     Growth. . . . . . . . . . .  1,200               19,528             20,405
     . . . .
     AIM V.I. Value . . . . . . . 2,969               99,443             99,180
     . . .
     New Discovery Series . . . . 17,586              294,884            322,881
     .
     Fidelity VIP II Contrafund . 804                 16,875             20,127
     Fidelity VIP Growth . . . .  1,557               75,473             79,989
     . .
     Templeton International . . .7,853               148,952            150,853

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  Details of Investments (continued)

    Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 2000 were as follows:

   Portfolio                                            Purchases         Sales
   Large Cap Growth .............................   $   29,329,448    $   12,047,499
   Active Bond...................................        7,716,510        10,489,149
   International Equity Index....................       17,045,896        13,881,519
   Small Cap Growth..............................       26,140,733        19,589,311
   Global Balanced...............................        2,196,143         1,340,216
   Mid Cap Growth................................       37,093,206        28,643,640
   Large Cap Value...............................       13,666,105         8,978,183
   Money Market..................................      132,183,644        87,007,175
   Mid Cap Value.................................        6,316,325         5,788,939
   Small/Mid Cap Growth..........................        3,375,804         4,321,441
   Real Estate Equity............................       16,395,846         7,263,356
   Growth & Income...............................       14,294,301        12,164,954
   Managed.......................................       12,738,146         8,762,379
   Short-Term U.S. Government....................        9,609,491         6,364,221
   Small Cap Value...............................        7,099,451         3,022,358
   International Opportunities . . . . . . . . .        24,437,465        13,847,145
   Equity Index . . . . . . . . . . . . . . . . .       42,348,010        18,496,923
   Global Bond . . . . . . . . . . . . . . . . .         2,533,200         4,698,051
   Turner Core Growth . . . . . . . . . . . . . .                0                 0
   Brandes International Equity. . . . . . . . .                 0                 0
   Frontier Capital Appreciation . . . . . . . .                 0                 0
   Clifton Enhanced US Equity . . . . . . . . . .                0                 0
   Emerging Markets . . . . . . . . . . . . . . .       14,283,977        11,606,307
   International Opportunities II . . . . . . . .        2,092,407         1,581,482
   Bond Index . . . . . . . . . . . . . . . . . .        3,684,786         1,201,679
   Small Mid Cap CORE. . . . . . . . . . . . . .         2,077,976         1,356,772
   High Yield Bond . . . . . . . . . . . . . . .         2,786,550         2,764,235
   Fundamental Mid Cap Growth . . . . . . . . . .                0                 0
   AIM V.I. Value . . . . . . . . . . . . . . . .                0                 0
   New Discovery Series . . . . . . . . . . . . .                0                 0
   Fidelity VIP II Contrafund . . . . . . . . . .                0                 0
   Fidelity VIP Growth . . . . . . . . . . . . .                 0                 0
   Templeton International . . . . . . . . . . .                 0                 0

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 5.  Net Assets
     Accumulation shares attributable to net assets of policyholders and accumulation share values for each portfolio at June 30, 2000 were as follows:

                                  VEP Class #1             VEP Class #2                 VEP Class #3

     Accumulation                            Accumulation  Accumulation  Accumulation   Accumulation  Accumulation
Portfolio                         Shares     Share Values  Shares        Share Values   Shares        Share Values
Large Cap Growth                  537,965    36.03         492,996       36.15          135,475       36.26
Active Bond                       233,844    14.22         174,990       14.26          37,880        14.31
International Equity Index        253,026    16.55         187,338       16.64          6,384         16.70
Small Cap Growth                  232,913    22.80         261,061       22.84          41,970        22.89
Global Balanced                   17,635     12.66         89,308        12.68          16,270        12.71
Mid Cap Growth                    279,087    33.98         205,937       34.05          67,794        34.12
Large Cap Value                   210,063    15.73         197,584       15.76          25,556        15.79
Money Market                      698,349    13.43         1,348,986     13.47          320,780       13.51
Mid Cap Value                     114,583    14.81         51,945        14.84          4,132         14.87
Small/Mid Cap Growth              89,083     21.40         90,352        21.46          5,734         21.53
Real Estate Equity                107,483    16.32         57,887        16.37          221,806       16.43
Growth & Income                   1,030,086  30.67         618,930       30.77          188,739       30.87
Managed                           573,827    21.07         272,670       21.14          35,242        21.20
Short-Term Bond                   86,767     13.32         106,729       13.36          10,815        13.40
Small Cap Value                   122,705    12.41         88,704        12.44          24,207        12.46
International Opportunities       159,417    15.83         203,984       15.87          14,705        15.90
Equity Index                      587,297    22.87         624,209       22.92          246,373       22.97
Global Bond                       61,189     12.50         49,459        12.52          19,899        12.55
Turner Core Growth                26,973     29.67         15,373        29.73          0             29.80
Brandes International Equity      24,380     17.55         33,462        17.59          0             17.64
Frontier Capital Appreciation     21,833     26.14         14,354        26.20          0             26.25
Clifton Enhanced U.S. Equity      4,521      16.98         0             17.00          0             17.03
Emerging Markets Equity           81,008     11.87         86,902        11.88          17,124        11.89
International Opportunities II    29,808     12.20         31,583        12.21          2,696         12.23
Bond Index                        102,163    10.71         64,884        10.72          64,762        10.73
Small/Mid Cap CORE                23,891     11.26         17,194        11.27          4,107         11.28
High Yield Bond                   53,628     9.87          43,805        9.88           2,247         9.89
Fundamental Mid Cap
   Growth                         1,626      12.55         0             12.55          0             12.55
AIM V.I. Value                    3,936      9.87          0             9.87           0             9.87
New Discovery Series              0          11.10         0             11.10          0             11.10
Fidelity VIP II Contrafund        30         10.22         0             10.22          0             10.22
Fidelity VIP Growth               3,709      10.66         0             10.66          0             10.66
Templeton International           0          10.11         0             10.11          0             10.11

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                   V Coli Class #4             V Coli Class #5             V Coli Class #6
                                   Accumulation  Accumulation  Accumulation  Accumulation  Accumulation  Accumulation
Portfolio                          Shares        Share Values  Shares        Share Values  Shares        Share Values
Large Cap Growth                   656,260       36.40         257,435       36.44         286,766       36.47
Active Bond                        15,096        15.13         603,645       15.14         452,608       15.16
International Equity Index         43,882        15.42         155,946       15.43         215,996       15.45
Small Cap Growth                   122,919       23.23         141,128       23.25         46,717        23.27
Global Balanced                    38,720        12.90         10,108        12.91         54,885        12.92
Mid Cap Growth                     128,031       34.63         89,731        34.65         63,109        34.67
Large Cap Value                    112,093       16.03         56,194        16.04         417,402       16.05
Money Market                       196,820       13.39         16,175        13.40         148,908       13.42
Mid Cap Value                      89,613        15.09         18,805        15.10         239,528       15.11
Small/Mid Cap Growth               27,132        21.45         378           21.47         23,248        21.50
Real Estate Equity                 128,413       16.95         143,737       16.97         197,963       16.99
Growth & Income                    594,664       30.69         523,471       30.72         25,448        30.76
Managed                            237,562       21.88         115,789       21.91         115,065       21.93
Short-Term Bond                    207,003       13.60         412,601       13.61         0             13.63
Small Cap Value                    34,631        12.65         21,107        12.66         275,960       12.67
International Opportunities        248,993       16.14         274,408       16.15         103,553       16.16
Equity Index                       385,480       23.31         118,709       23.33         573,858       23.34
Global Bond                        63,318        12.74         4,998         12.75         0             12.76
Turner Core Growth                 4,794         30.28         20,069        30.30         0             30.33
Brandes International Equity       97,992        17.91         107,630       17.93         53,047        17.95
Frontier Capital Appreciation      88,691        26.68         66,885        26.69         0             26.72
Clifton Enhanced U.S. Equity       62,494        17.22         80,906        17.22         0             17.23
Emerging Markets Equity            9,109         11.99         39,251        11.99         0             11.99
International Opportunities II     0             12.33         0             12.33         0             12.33
Bond Index                         5,049         10.82         19,587        10.83         0             10.83
Small/Mid Cap CORE                 0             11.38         0             11.38         0             11.38
High Yield Bond                    3,390         9.98          0             9.98          8,354         9.98
Fundamental Mid Cap Growth         0             11.02         0             11.02         0             11.02
AIM V.I. Value                     0             9.55          0             9.55          0             9.55
New Discovery Series               0             10.64         0             10.65         0             10.65
Fidelity VIP II Contrafund         0             9.99          0             9.99          0             9.99
Fidelity VIP Growth                0             10.25         0             10.25         0             10.25
Templeton International            0             10.60         0             10.60         0             10.60

                                JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                MedallionExecutive
                                VLI Class#7               MVEP Class #8                MVUL Class #9
                                AccumulationAccumulation  Accumulation  Accumulation   Accumulation  Accumulation
     Portfolio                  Shares      Share Values  Shares        Share Values   Shares        Share Values
     Large Cap Growth           116,600     83.98         818,698       26.19          351,348       23.33
     Active Bond                61,302      24.13         313,740       12.84          344,746       12.09
     International Equity Index 154,944     26.08         782,949       14.27          222,369       14.73
     Small Cap Growth           181,373     22.82         238,097       23.06          205,968       25.92
     Global Balanced            67,046      12.67         42,577        12.80          39,098        12.27
     Mid Cap Growth             239,385     34.02         367,485       34.37          138,068       38.12
     Large Cap Value            339,911     15.74         174,739       15.91          117,629       13.61
     Money Market               408,415     18.58         1,280,481     12.28          315,719       11.74
     Mid Cap Value              420,027     14.82         260,399       14.98          60,746        12.66
     Small/Mid Cap Growth       6,155       21.43         243,378       13.69          41,310        13.93
     Real Estate Equity         62,138      25.09         201,437       19.23          42,565        10.83
     Growth & Income            819,706     67.63         1,283,758     21.75          415,131       19.01
     Managed                    2,303,473   40.02         213,655       16.99          86,308        15.53
     Short-Term Bond            82,590      13.34         44,119        12.26          94,438        11.76
     Small Cap Value            635,265     12.43         355,740       12.56          106,344       11.92
     International Opportunities665,897     15.86         268,074       16.02          484,313       15.33
     Equity Index               678,628     22.90         1,184,989     23.14          773,513       19.74
     Global Bond                116,046     12.51         88,071        12.64          68,278        11.93
     Turner Core Growth         0           27.61         215,390       26.95          68,280        25.90
     Brandes International      0           17.80         0             17.19          65,376        18.37
     Equity
     Frontier Capital           0           24.60         0             22.13          82,469        21.42
     Appreciation
     Clifton Enhanced U.S.      0           12.87         0             17.12          160,901       17.12
     Equity
     Emerging Markets Equity    31,882      11.88         88,222        11.94          92,679        11.94
     International              3,429       12.21         24,319        12.27          844           12.28
     Opportunities II
     Bond Index                 21,473      10.72         21,624        10.77          174           10.78
     Small/Mid Cap CORE         1,231       11.27         20,797        11.33          1,226         11.33
     High Yield Bond            39,774      9.88          92,930        9.93           81,701        9.93
     Fundamental Mid Cap
     Growth                     0           11.02         0             12.56          0             11.02
     AIM V.I. Value             0           9.54          5,155         9.88           0             9.55
     New Discovery Series       0           10.64         29,076        11.11          0             10.64
     Fidelity VIP II Contrafund 0           9.98          0             10.23          0             9.99
     Fidelity VIP Growth        1,980       10.24         0             10.67          0             10.25
     Templeton International    0           10.60         14,196        10.11          0             10.60

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                 MVUL 98 Class #10          MVEP 98 Class #11           MEVL II Class #12
                                 AccumulationAccumulation   Accumulation  Accumulation  Accumulation  Accumulation
Portfolio                        Shares      Share Values   Shares        Share Values  Shares        Share Values
Large Cap Growth                 286,862     23.33          294,419       26.19         3,879         86.16
Active Bond                      154,851     12.09          114,636       12.84         0             29.22
International Equity Index       59,837      14.73          78,792        14.27         2,147         27.62
Small Cap Growth                 68,282      25.92          100,523       23.06         0             23.40
Global Balanced                  29,924      12.27          5,692         12.80         0             12.90
Mid Cap Growth                   158,424     38.12          171,055       34.37         6,364         34.86
Large Cap Value                  122,195     13.61          207,621       15.91         0             16.14
Money Market                     2,591,514   11.74          300,260       12.28         54,988        13.46
Mid Cap Value                    85,110      12.66          64,180        14.98         0             15.20
Small/Mid Cap Growth             18,565      13.93          19,363        13.69         0             22.24
Real Estate Equity               17,774      10.83          34,869        13.92         0             26.35
Growth & Income                  1,088,676   19.01          271,319       21.75         2,135         81.14
Managed                          90,276      15.53          58,406        16.99         1,481         47.44
Short-Term Bond                  42,209      11.76          36,660        12.26         5,127         13.84
Small Cap Value                  46,049      11.92          137,025       12.56         0             12.74
International Opportunities      55,835      15.33          88,759        16.02         0             16.25
Equity Index                     2,042,059   19.74          621,198       23.14         10,824        23.47
Global Bond                      44,341      11.93          28,907        12.64         0             12.83
Turner Core Growth               166,332     25.90          202,145       26.95         0             30.51
Brandes International Equity     172,977     18.37          274,521       17.19         0             18.05
Frontier Capital Appreciation    108,198     21.42          106,028       22.13         0             25.83
Clifton Enhanced U.S. Equity     46,767      17.12          48,373        17.12         0             17.30
Emerging Markets Equity          32,899      11.94          24,646        11.94         0             12.03
International Opportunities II   9,104       12.27          4,356         12.27         0             12.37
Bond Index                       146,467     10.77          261,447       10.77         0             10.86
Small/Mid Cap CORE               16,316      11.33          38,984        11.33         0             11.41
High Yield Bond                  23,040      9.93           60,673        9.93          0             10.01
Fundamental Mid Cap
   Growth                        0           11.02          0             12.56         0             18.32
AIM V.I. Value                   991         9.55           0             9.55          0             39.72
New Discovery Series             0           10.64          0             11.11         0             19.19
Fidelity VIP II Contrafund       1,938       9.99           0             10.23         0             33.44
Fidelity VIP Growth              1,888       10.25          0             10.67         0             102.05
Templeton International          0           10.60          0             10.11         0             25.87

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                          VEP Class #13

                            Accumulation Accumulation
Portfolio                                 Shares               Share Values
Large Cap Growth                          2,316                86.16
Active Bond                               21                   29.22
International Equity Index                3,005                27.62
Small Cap Growth                          4,238                23.40
Global Balanced                           0                    12.90
Mid Cap Growth                            4,655                34.86
Large Cap Value                           3,092                16.14
Money Market                              288,791              13.46
Mid Cap Value                             835                  15.20
Small/Mid Cap Growth                      1,930                22.24
Real Estate Equity                        57                   26.35
Growth & Income                           1,481                81.14
Managed                                   17,796               47.44
Short-Term Bond                           1,970                13.84
Small Cap Value                           2,378                12.74
International Opportunities               3,842                16.25
Equity Index                              35,759               23.47
Global Bond                               97                   12.83
Turner Core Growth                                             30.51
Brandes International Equity              0                    18.05
Frontier Capital Appreciation             0                    25.83
Clifton Enhanced U.S. Equity              0                    17.30
Emerging Markets Equity                   1,521                12.03
International Opportunities II            806                  12.37
Bond Index                                826                  10.85
Small/Mid Cap CORE                        1,138                11.41
High Yield Bond                           307                  10.01
Fundamental Mid Cap Growth                0                    18.22
AIM V.I. Value                            0                    39.72
New Discovery Series                      0                    19.19
Fidelity VIP II Contrafund                0                    33.44
Fidelity VIP Growth                       0                    102.05
Templeton International                   0                    25.87

                    REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Policyholders of
John Hancock Variable Life Account S of John Hancock
Variable Life Insurance Company

        We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Subaccounts) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1999, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


                                                              ERNST & YOUNG LLP

Boston, Massachusetts
February 11, 2000

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1999

                                                                                        International
                                                                 Large Cap       Sovereign Equity     Small Cap
                                                                 Growth          Bond      Index        Growth
                                                                 Subaccount    Subaccount  Subaccount Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 8,016         $ 2,380    $2,435      $ 2,357
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series Trust I, at
   value . . . . . . . . . . . . . . . . . . . . . . . . . . .   115,521,551     38,321,47433,198,674   31,022,828
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value .  --              --        --           --
 . . . . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . .    21,617          12,536    419          208,513
   . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --              --        --           --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .   115,551,184     38,336,39033,201,528   31,233,698
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .    20,467          12,194    75           208,172
   . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --              --        --           --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .    9,166           2,723     2,779        2,698
 . . . . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .    29,633          14,917    2,854        210,870
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $ 115,521,551   $ 38,321,47$33,198,674 $ 31,022,828
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                 International  Mid Cap   Large Cap    Money
                                                                 Balanced       Growth    Value        Market
                                                                 Subaccount   Subaccount  Subaccount Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 304          $ 4,698   $ 1,803      $ 3,061
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series Trust I, at
   value . . . . . . . . . . . . . . . . . . . . . . . . . . .   4,591,857      63,499,61627,106,918   61,006,769
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value .  --             --        --           --
 . . . . . . . . . . . . .
Receivable from:
   John Hancock Varidable Series Trust I . . . . . . . . . . .   52             27,659    12,738       1,396,082
   . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --             --        --           --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .   4,592,213      63,531,97327,121,459   62,405,912
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .    9              26,980    12,479       1,395,329
   . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --             --        --           --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .    348            5,377     2,063        3,814
 . . . . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .    357            32,357    14,542       1,399,143
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $ 4,591,856    $ 63,499,6$627,106,917 $ 61,006,769
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

See accompanying notes.

       JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENT OF ASSETS AND
              LIABILITIES (continued) December 31, 1999

                                                                Mid Cap   Small/Mid Cap  Real Estate   Growth&
                                                                Value         Growth       Equity      Income
                                                                SubaccountSubaccount     Subaccount    Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  1,422     $   701        $ 611       $ 17,877
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series Trust I,
   at value . . . . . . . . . . . . . . . . . . . . . . . .     19,138,533    9,925,831    9,238,646   209,525,898
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value   --            --           --          --
 . . . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . .     38,609        580,155      88          330,982
   . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .   --            --           --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . .    19,178,564    10,506,687   9,239,345   209,874,757
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . .     38,404        580,049     --           328,424
   . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .   --            --           --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . .     1,627         807          699         20,434
 . . . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . .     40,031        580,856      699         348,858
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . $  19,138,533$   9,925,831  $ 9,238,646 $ 209,525,899
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                         Short-Term  Small Cap      International
                                                                Managed     Bond        Value       Opportunities
                                                                SubaccounSubaccount  Subaccount     Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  13,307   $  731      $  1,430     $ 2,454
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series Trust I,
   at value . . . . . . . . . . . . . . . . . . . . . . . .     125,710,809 11,728,988  18,783,397  31,535,050
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value   --          --          --          --
 . . . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . .     34,311      215         189,514     1,308
   . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .   --          --          --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . .    125,758,427 11,729,934  18,974,341  31,538,812
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . .     32,402      114         189,306     955
   . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . .   --          --          --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . .     15,216      832         1,639       2,808
 . . . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . .     47,618      946         190,945     3,763
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . $  125,710,8$9 11,728,98$  18,783,396$ 31,535,049
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .

See accompanying notes.

       JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENT OF ASSETS AND
              LIABILITIES (continued) December 31, 1999

                                                                                            Turner      Brandes
                                                                 Equity           Global    Core      International
                                                                 Index            Bond      Growth      Equity
                                                                 Subaccount    Subaccount   Subaccount  Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 10,574        $  734     $ 1,535     $ 1,016
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series Trust I, at
   value . . . . . . . . . . . . . . . . . . . . . . . . . . .   149,913,130   8,838,516   --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value .  --               --         22,671,006  17,415,296
 . . . . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . .    126,680          766,077   222         271
   . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --               --        --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .   150,050,384   9,605,327    22,672,763  17,416,583
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .    125,115          765,972  --           122
   . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --               --        --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .    12,138           839       1,758       1,165
 . . . . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .    137,253          766,811   1,758       1,287
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $ 149,913,131   $  8,838,51$ 22,671,005$ 17,415,296
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                 Frontier                 Emerging
                                                                 Capital       Enhanced   Markets     Global
                                                                 Appreciation  U.S.       Equity      Equity
                                                                               Equity
                                                                 Subaccount    Subaccount Subaccount  Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 1,031         $ 437    $ 370       $ 71
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of John Hancock Variable
Series Trust I, at
   value . . . . . . . . . . . . . . . . . . . . . . . . . . .  --              --        3,723,380   836,878
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value .   16,985,022      6,738,214--         --
 . . . . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . .    771             63       254         24
   . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --              --       --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .   16,986,824      6,738,7143,724,004   836,973
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . .    620            --        204         13
   . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . .  --              --       --          --
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . .    1,182           500      420         82
 . . . . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . .    1,802           500      624         95
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . $ 16,985,022    $ 6,738,2$43,723,380 $ 836,878
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

See accompanying notes.

       JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENT OF ASSETS AND
              LIABILITIES (continued) December 31, 1999

                                                                                          Small/
                                                                                             Mid          High
                                                                                   Bond      Cap          Yield
                                                                                   Index  CORE            Bond
                                                                                SubaccountSubaccount Subaccount
Assets
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  374    $      56  $    310
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .
Investments in shares of portfolios of John Hancock Variable Series Trust I, at    5,126,051 616,813 4,273,214
value . . . . . . . . . . . .
Investments in shares of portfolios of M Fund Inc., at value . . . . . . . . .    --            --       --
 . . . . . . . . . . . . . . . . . . . . . . . .
Receivable from:
   John Hancock Variable Series Trust I . . . . . . . . . . . . . . . . . . . .    87            7        906,251
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    --            --       --
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,126,512 616,876 5,179,775
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company . . . . . . . . . . . . . . . .    20           --        906,193
   . . . . . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    --            --       --
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Asset charges payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    441           63       368
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    461           63       906,561
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  5,126,0$1 616,813 $    4,273,214
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

          STATEMENT OF OPERATIONS

       Years and periods ended December 31,

                                                    Large Cap Growth Subaccount        Sovereign Bond Subaccount
                                                    1999        1998       1997        1999        1998      1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . $ 17,558,034$ 6,312,073$ 2,884,498 $ 2,851,613 $ 2,190,901$855,742
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .   --          --         --          --          --        --
   . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . .   17,558,034  6,312,073  2,884,498   2,851,613   2,190,901 855,742
 . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks. . . . . . . . . .   324,595     168,652    91,256      126,407     93,556    39,184
   . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . .   17,233,439  6,143,421  2,793,242   2,725,206   2,097,345 816,558
 . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . .    5,003,007   1,750,881  619,721     (1,391,910) 185,230   80,538
   . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .   (2,053,672) 8,041,022  2,301,920   (1,837,190) (378,058) 63,687
     . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on          2,949,335   9,791,903  2,921,641   (3,229,100) (192,828) 144,225
investments . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . . $ 20,182,774$ 15,935,32$ 5,714,883 $ (503,894) $ 1,904,517$960,783
   . . . . . . . . . . . . . . . . . . .

                                                  International Equity Index           Small Cap Growth Subaccount
                                   Subaccount
                                                    1999        1998       1997        1999        1998      1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . $ 936,475   $ 1,930,710$ 422,913   $ 3,697,955 $--        $473
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .   --          --         --          --          --        --
   . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . .   936,475     1,930,710  422,913     3,697,955  --         473
 . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks. . . . . . . . . .   81,058      45,651     33,893      60,221      22,593    6,547
   . . . . . . . . . . . . . .
Net investment income (loss) . . . . . . . . . .    855,417     1,885,059  389,020     3,637,734   (22,593)  (6,074)
 . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains . . . . . . . . . . . . . .   753,750     152,030    244,810     2,548,944   58,729    21,707
   . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .   4,871,167   78,480     (1,219,540) 3,920,455   1,070,805 126,699
     . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on          5,624,917   230,510    (974,730)   6,469,399   1,129,534 148,406
investments . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . . $ 6,480,334 $ 2,115,569$ (585,710) $ 10,107,133$ 1,106,941$142,332
   . . . . . . . . . . . . . . . . . . .

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

       Years and periods ended December 31,

                                                    International Balanced            Mid Cap Growth Subaccount
                                   Subaccount
                                                       1999      1998       1997      1999        1998      1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . . $  372,766  $185,760  $ 61,249  $ 6,491,783 $ 1,114,37$--
   . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . .    --        --         --        --          --        --
   . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . .    372,766   185,760    61,249    6,491,783   1,114,374--
 . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks. . . . . . . . . . .    13,792    9,687      4,443     102,248     26,123    8,287
   . . . . . . . . . . . . . . . .
Net investment income (loss) . . . . . . . . . . .     358,974   176,073    56,806    6,389,535   1,088,251 (8,287)
 . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains . . . . . . . . . . . . . . .    15,640    24,206     8,667     5,188,018   599,619   1,235
   . . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . . .    (173,912) 147,461    (67,714)  15,078,681  1,184,263 486,186
     . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on             (158,272) 171,667    (59,047)  20,266,699  1,783,882 487,421
investments . . . . . .
Net increase (decrease) in net assets resulting from
   operations . . . . . . . . . . . . . . . . . . . $  200,702  $347,740  $ (2,241) $ 26,656,234$ 2,872,13$ 479,134
   . . . . . . . . . . . . . . . . . . . . .

                                                       Large Cap Value Subaccount     Money Market Subaccount
                                                       1999      1998       1997      1999        1998      1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . . $  1,809,072$797,874  $ 194,199 $ 3,279,928 $ 1,854,82$ 758,434
   . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . .    --        --         --        --          --        --
   . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . .    1,809,072 797,874    194,199   3,279,928   1,854,829 758,434
 . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks. . . . . . . . . . .    88,877    41,415     11,163    291,398     167,813   66,882
   . . . . . . . . . . . . . . . .
Net investment income. . . . . . . . . . . . . . .     1,720,195 756,459    183,036   2,988,530   1,687,016 691,552
 . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains . . . . . . . . . . . . . . .    705,454   330,827    164,821  --          --        --
   . . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . . . (2,181,112)  145,355    279,449  --          --        --
     . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on          (1,475,658)  476,182    444,270  --          --        --
investments . . . . . .
Net increase in net assets resulting from           $  244,537  $1,232,641$ 627,306 $ 2,988,530 $ 1,687,01$ 691,552
operations . . . . . . . . .

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

       Years and periods ended December 31,

                                                   Mid Cap Value Subaccount       Small/Mid Cap Growth Subaccount
                                                   1999       1998      1997      1999       1998        1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . .  $ 110,190  $ 120,469 $ 446,081 $ 1,421,656$ 142,469   $ 878,600
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .  --         --        --        --         --          --
   . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . .    110,190    120,469   446,081   1,421,656  142,469     878,600
 . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks. . . . . . . . .    68,611     45,020    11,421    32,995     34,432      35,934
   . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . .    41,579     75,449    434,660   1,388,661  108,037     842,666
 . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . .   (860,332)  (538,516) 101,787   13,375     232,246     297,666
   . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .    1,757,919  (830,390) (39,717)  (1,001,208)236,333     (730,748)
     . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on         897,587    (1,368,90662,070    (987,833)  468,579     (433,082)
investments . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . .  $ 939,166  $ (1,293,4$7496,730 $ 400,828  $ 576,616   $ 409,584
   . . . . . . . . . . . . . . . . . . .

                                                   Real Estate Equity Subaccount  Growth & Income Subaccount
                                                   1999       1998      1997      1999       1998        1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . .  $ 544,845  $ 305,783 $ 246,677 $ 23,565,67$ 9,266,175 $ 5,917,063
   . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .  --         --        --        --         --          --
   . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . .    544,845    305,783   246,677   23,565,679 9,266,175   5,917,063
 . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks. . . . . . . . .    29,468     22,716    13,879    715,377    290,361     169,135
   . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . .    515,377    283,067   232,798   22,850,302 8,975,814   5,747,928
 . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . .   (735,504)  (454,979) 252,095   6,207,253  2,061,212   2,390,414
   . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .    80,925     (698,676) (13,488)  (5,814,839)7,759,307   435,778
     . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on         (654,579)  (1,153,655238,607   392,414    9,820,519   2,826,192
investments . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . .  $ (139,202)$ (870,588$ 471,405 $ 23,242,71$ 18,796,333$ 8,574,120
   . . . . . . . . . . . . . . . . . . .


See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

       Years and periods ended December 31,

                                                     Managed Subaccount               Short-Term Bond Subaccount
                                                     1999       1998       1997       1999      1998        1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . $  11,251,980$3,606,186$ 1,879,95$  957,614  $977,164   $ 415,542
   . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .    --         --         --         --        --          --
   . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . 11,251,980    3,606,186  1,879,954  957,614   977,164     415,542
 . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . .     495,544    121,905    65,383     50,128    50,947      20,551
   . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . 10,756,436    3,484,281  1,814,571  907,486   926,217     394,991
 . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . .     2,233,258  278,186    171,318    (441,667) 24,740      35,294
   . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . . (6,419,069)   1,791,231  715,231    (85,754)  (136,999)   (25,976)
     . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on           (4,185,811)2,069,417  886,549    (527,421) (112,259)   9,318
investments . . . .
Net increase in net assets resulting from         $  6,570,625 $5,553,698$ 2,701,12$  380,065  $813,958   $ 404,309
operations . . . . . . .

                                                                                      International Opportunities
                                                     Small Cap Value Subaccount                Subaccount
                                                     1999       1998       1997       1999      1998        1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . $  409,324   $47,350   $ 299,278 $  2,096,195 $103,399   $ 69,078
   . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . .    --         --         --         --        --          --
   . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . .    409,324    47,350     299,278    2,096,195 103,399     69,078
 . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . .     64,613     33,335     8,494      90,191    50,003      13,177
   . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . .    344,711    14,015     290,784    2,006,004 53,396      55,901
 . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . .     (979,002)  (9,919)    75,149     1,907,809 191,495     80,782
   . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .    325,684    (523,693)  (18,626)   3,818,953 1,108,416   (260,664)
     . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on           (653,318)  (533,612)  56,523     5,726,762 1,299,911   (179,882)
investments . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . . $  (308,607) $(519,597)$ 347,307 $  7,732,766$1,353,307 $ (123,981)
   . . . . . . . . . . . . . . . . . . . .

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

       Years and periods ended December 31,

                                                        Equity Index Subaccount          Global Bond Subaccount
                                                        1999        1998      1997       1999        1998     1997
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . .  $  5,839,023 $ 1,337,75$ 409,920  $ 460,088   $ 303,545$ 74,850
   . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . .   --          --        --         --          --       --
   . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . .     5,839,023   1,337,750 409,920    460,088   303,545    74,850
 . . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . . .    335,573     126,021   31,223     35,321      19,894   3,820
   . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . .     5,503,450   1,211,729 378,697    424,767   283,651    71,030
 . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments:
   Net realized gains (losses) . . . . . . . . . . .    7,681,081   691,270   901,978    (204,675)   81,659   8,335
   . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during
   the
     period . . . . . . . . . . . . . . . . . . . .     4,678,509   6,098,919 392,256    (433,526)   43,608 (11,727)
     . . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on              12,359,590  6,790,189 1,294,234  (638,201) 125,267    (3,392)
investments . . . . . . .
Net increase (decrease) in net assets resulting from
   operations . . . . . . . . . . . . . . . . . . .  $  17,863,040$ 8,001,91$ 1,672,931$ (213,434) $ 408,918$ 67,638
   . . . . . . . . . . . . . . . . . . . . . .

                                                                                         Brandes International
                                                        Turner Core Growth Subaccount    Equity Subaccount
                                                        1999        1998      1997       1999        1998     1997
Investment income:
Distributions received from:
   John Hancock Variable Series
     Trust I . . . . . . . . . . . . . . . . . . . . $  1,349,358 $--       $--        $ 549,978   $--      $--
     . . . . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . .   --           84,940    91,360    --         358,080    32,677
   . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . .     1,349,358   84,940    91,360     549,978   358,080    32,677
 . . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . . .    33,920      7,737     4,071      34,297      14,434   7,502
   . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . .     1,315,438   77,203    87,289     515,681   343,646    25,175
 . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on
investments: . . . . . . .
   Net realized gains . . . . . . . . . . . . . . .     1,038,462   156,278   76,711     507,727     89,337   12,541
   . . . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during
   the
     period . . . . . . . . . . . . . . . . . . . .     1,626,646   562,620   32,626     3,486,097   91,915 (26,022)
     . . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on              2,665,108   718,898   109,337    3,993,824 181,252  (13,481)
investments . . . . . . .
Net increase in net assets resulting from operations $  3,980,546 $ 796,101 $ 196,626  $ 4,509,505 $ 524,898$ 11,694
 . . . . . . . . . .

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

       Years and periods ended December 31,

                                                         Frontier Capital Appreciation
                                                                  Subaccount          Enhanced U.S. Equity Subaccount
                                                         1999       1998      1997       1999       1998   1997*
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . . .  $ 487,465  $--       $--       $  532,067 $ --      $ --
   . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . .  --          34,738    128,190   --          72,302 15,335
   . . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . . .    487,465    34,738    128,190 532,067       72,302 15,335
 . . . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . . . .   37,471     24,841    10,040     13,930     4,069     478
   . . . . . . . . . . . . . . . . .
Net investment income . . . . . . . . . . . . . . . .    449,994    9,897     118,150 518,137       68,233 14,857
 . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on investments:
   Net realized gains (losses) . . . . . . . . . . . .   624,068    (445,752) 614,358 264,436       87,723    4,177
   . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during     3,431,408  432,064   (368,570151,562       89,677    6,844
   the period . .
Net realized and unrealized gain (loss) on investments   4,055,476  (13,688)  245,788 415,998    177,400   11,021
 . . . . . . . . .
Net increase (decrease) in net assets resulting from   $ 4,505,470$ (3,791) $ 363,938 $  934,135 $  245,633$  25,878
operations . . .

                                                         Emerging
                                                         Markets Equity       Global Equity         Bond Index
                                                         Subaccount           Subaccount            Subaccount
                                                         1999       1998**    1999    1998**        1999   1998**
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . . .  $ 137,724  $ 522     $ 6,063   $  491     $  140,772$  23,842
   . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . .  --         --        --         --         --        --
   . . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . . .    137,724    522       6,063      491     140,772   23,842
 . . . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . . . .   5,465      387       1,859      339        10,636    937
   . . . . . . . . . . . . . . . . .
   Net investment income . . . . . . . . . . . . . . .   132,259    135       4,204      152     130,136   22,905
   . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on investments:
   Net realized gains (losses) . . . . . . . . . . . .   663,998    (45,975)  82,873     (21,835)(104,174)    1,002
   . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during     432,248    2,289     47,295     4,812      (78,192(10,217)
   the period . .
Net realized and unrealized gain (loss) on investments   1,096,246  (43,686)  130,168    (17,023)(182,366)    (9,215)
 . . . . . . . . .
Net increase (decrease) in net assets resulting from   $ 1,228,505$ (43,551)$ 134,372 $  (16,871)$  (52,230$  13,690
operations . . .

______________________
 * From July 1, 1997 (commencement of operations).
**From May 1, 1998 (commencement of operations).

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

       Years and periods ended December 31,

                                                                                 Small/Mid         High Yield
                                                                                 Cap CORE          Bond
                                                                                 Subaccount        Subaccount
                                                                                 1999    1998**    1999      1998**
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I . . . . . . . . . . . . . . . . . . . $  54,784  $--      $352,641  $88,721
   . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   M Fund Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    --       --       --        --
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .    54,784  --        352,641   88,721
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Expenses:
   Mortality and expense risks . . . . . . . . . . . . . . . . . . . . . . .     2,073    535      12,206    1,962
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . .     52,711   (535)    340,435   86,759
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on investments:
   Net realized gains (losses) . . . . . . . . . . . . . . . . . . . . . . .     65,733   (25,196) 42,365    64,824
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during the period . . . . . . .    (10,735) 18,718   (139,659) 149,416
   . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gain (loss) on investments . . . . . . . . . . .     54,998   (6,478)  (97,294)  214,240
 . . . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting from operations . . . . . . . $  107,709 $(7,013) $243,141  $300,999
 . . . . . . . . . . . . . . . . . . . . . .

_____________
 **From May 1, 1998 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

  STATEMENTS OF CHANGES IN NET ASSETS

       Years and periods ended December 31,

                                                   Large Cap Growth Subaccount       Sovereign Bond Subaccount
                                                   1999       1998        1997       1999       1998        1997
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . . . . . $ 17,233,439 6,143,421 $ 2,793,242 $2,725,206 $2,097,345 $ 816,558
   . . . . . . . . . . . . . .                     $
   Net realized gains (losses) . . . . . . . . .   5,003,007  1,750,881   619,721    (1,391,910)185,230     80,538
   . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .    (2,053,672)8,041,022   2,301,920  (1,837,190)(378,058)   63,687
     . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . .    20,182,774 15,935,324  5,714,883  (503,894)  1,904,517   960,783
   . . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . .   75,667,981 29,859,648  20,264,849 74,595,720 38,567,292 21,324,560
   . . . . . . . . . .
   Net benefits to policyholders . . . . . . . .   (45,347,424(13,281,02(10,390,849) (68,312,320(27,391,317)(8,009,615)
   . . . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . . . .    30,320,557 16,578,620  9,874,000  6,283,400  11,175,975 13,314,945
   . . . . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . . . . .   50,503,331 32,513,944  15,588,883 5,779,506  13,080,492 14,275,728
 . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . .    65,018,220 32,504,276  16,915,393 32,541,967 19,461,475  5,185,747
 . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . .  $ 115,521,55165,018,220$ 32,504,276 38,321,473 32,541,967 $19,461,475
 . . . . . . . . . . . . . . .                      $                      $          $

                                                   International Equity              Small Cap
                                                   Index Subaccount                  Growth Subaccount
                                                   1999       1998        1997       1999       1998        1997
Increase (decrease) in net assets from operations:
   Net investment income (loss) . . . . . . . .  $ 855,417 $  1,885,059 $ 389,020 $  3,637,734 $(22,593) $  (6,074)
   . . . . . . . . . . . . .
   Net realized gains . . . . . . . . . . . . .    753,750    152,030     244,810    2,548,944  58,729      21,707
   . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .    4,871,167  78,480      (1,219,540)3,920,455  1,070,805   126,699
     . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . .    6,480,334  2,115,569   (585,710)  10,107,133 1,106,941   142,332
   . . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . .   53,332,374 10,034,119  8,150,400  52,637,861 12,088,047  2,870,481
   . . . . . . . . . .
   Net benefits to policyholders . . . . . . . .   (39,209,664(8,344,107) (4,505,840)(40,800,272(6,621,834) (1,005,386)
   . . . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . . . .    14,122,710 1,690,012   3,644,560  11,837,589 5,466,213   1,865,095
   . . . . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . . . . .   20,603,044 3,805,581   3,058,850  21,944,722 6,573,154   2,007,427
 . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . .    12,595,630 8,790,049   5,731,199  9,078,106  2,504,952   497,525
 . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . .  $ 33,198,674 12,595,630$ 8,790,049 $31,022,828 9,078,106 $ 2,504,952
 . . . . . . . . . . . . . . .                      $                                 $

See accompanying notes.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF CHANGES IN NET ASSETS (continued) Years and periods ended December 31,

                                                  International Balanced
                                                  Subaccount                     Mid Cap Growth Subaccount
                                                  1999      1998       1997      1999        1998        1997
Increase (decrease) in net assets from operations:
   Net investment income (loss) . . . . . . . . $ 358,974 $ 176,073 $  56,806 $  6,389,535 $ 1,088,251 $ (8,287)
   . . . . . . . . . . . .
   Net realized gains . . . . . . . . . . . . .   15,640    24,206     8,667     5,188,018   599,619     1,235
   . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .   (173,912) 147,461    (67,714)  15,078,681  1,184,263   486,186
     . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . .   200,702   347,740    (2,241)   26,656,234  2,872,133   479,134
   . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . .    6,295,052 3,163,316  1,608,069 65,183,285  11,323,614  3,212,754
   . . . . . . . . . .
   Net benefits to policyholders . . . . . . .    (5,007,225(1,882,974)(282,878) (41,018,347)(5,132,055) (915,459)
   . . . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . . . .   1,287,827 1,280,342  1,325,191 24,164,938  6,191,559   2,297,295
   . . . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . . . .    1,488,529 1,628,082  1,322,950 50,821,172  9,063,692   2,776,429
 . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . .   3,103,327 1,475,245  152,295   12,678,444  3,614,752   838,323
 . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . $ 4,591,856 3,103,327 $1,475,245 63,499,616 $12,678,444 $3,614,752
 . . . . . . . . . . . . . .                       $                    $




                                                  Large Cap Value Subaccount     Money Market Subaccount
                                                  1999      1998       1997      1999        1998        1997
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . . . .  $ 1,720,195 756,459 $  183,036 $ 2,988,530 $ 1,687,016 $ 691,552
   . . . . . . . . . . . . . .                    $
   Net realized gains . . . . . . . . . . . . .   705,454   330,827    164,821  --          --          --
   . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .   (2,181,112145,355    279,449  --          --          --
     . . . . . . . . . . . . . . . . . . .
Net increase in net assets resulting from         244,537   1,232,641  627,306   2,988,530   1,687,016   691,552
operations . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . .    37,432,03915,144,316 5,421,062 890,376,545 340,377,358 103,737,470
   . . . . . . . . . .
   Net benefits to policyholders . . . . . . .  (27,199,179)(4,937,583)          (918,869,964(269,723,839(100,296,756)
   . . . . . . . . . . . . .                                (1,620,578)
Net increase (decrease) in net assets resulting
from
   policyholder transactions . . . . . . . . .    10,232,86010,206,733 3,800,484 (28,493,419)70,653,519  3,440,714
   . . . . . . . . . . . . . .
Net increase (decrease) in net assets . . . . .   10,477,39711,439,374 4,427,790 (25,504,889)72,340,535  4,132,266
 . . . . . . . . . . . .
Net assets at beginning of period . . . . . . .   16,629,5205,190,146  762,356   86,511,658  14,171,123  10,038,857
 . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . $ 27,106,91716,629,520 5,190,146 61,006,769 $86,511,658 $14,171,123
 . . . . . . . . . . . . . .                       $         $          $

See accompanying notes.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF CHANGES IN NET ASSETS (continued) Years and periods ended December 31,

                                                                                      Small/Mid Cap
                                                     Mid Cap Value Subaccount         Growth Subaccount
                                                     1999        1998      1997       1999       1998      1997
Increase in net assets from operations:
   Net investment income . . . . . . . . . . . . . $ 41,579 $    75,449 $  434,660 $  1,388,661 $108,037 $ 842,666
   . . . . . . . . . . . . . . . .
   Net realized gains (losses) . . . . . . . . . .   (860,332)   (538,516) 101,787    13,375     232,246   297,666
   . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .    1,757,919   (830,390) (39,717)   (1,001,208)236,333   (730,748)
     . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . .    939,166     (1,293,457496,730    400,828    576,616   409,584
   . . . . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . . .   32,024,751 18,837,112 6,323,061  11,809,133 4,563,154 8,511,081
   . . . . . . . . . . . .
   Net benefits to policyholders . . . . . . . . .   (29,579,995)(7,855,945(1,089,206)(9,775,543)(6,481,542(6,274,668)
   . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   policyholder transactions . . . . . . . . . . .   2,444,756 10,981,167  5,233,855  2,033,590  (1,918,3882,236,413
   . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets . . . . . .    3,383,922   9,687,710 5,730,585  2,434,418  (1,341,7722,645,997
 . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . . .    15,754,611  6,066,901 336,316    7,491,413  8,833,185 6,187,188
 . . . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . .  $ 19,138,533 $15,754,6116,066,901 $9,925,831 $7,491,413 8,833,185
 . . . . . . . . . . . . . . . . .                                $                               $





                                                     Real Estate Equity Subaccount    Growth & Income Subaccount

                                                     1999        1998      1997       1999       1998      1997
Increase in net assets from operations:
   Net investment income . . . . . . . . . . . . . $ 515,377 $   283,067 $ 232,798 $  22,850,302 8,975,814 5,747,928
   . . . . . . . . . . . . . . . .                                                    $          $
   Net realized gains (losses) . . . . . . . . . .   (735,504)   (454,979) 252,095    6,207,253  2,061,212 2,390,414
   . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .    80,925      (698,676) (13,488)   (5,814,839)7,759,307 435,778
     . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . .    (139,202)   (870,588) 471,405    23,242,716 18,796,3338,574,120
   . . . . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . . .   22,699,314  6,964,604 4,833,914  196,639,86360,975,61635,535,599
   . . . . . . . . . . . .
   Net benefits to policyholders . . . . . . . . .   (18,093,640)(5,513,221(2,393,463) (106,763,955) (31,360,866)
   . . . . . . . . . . . . . . .                                           (21,776,809)
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . . . . .    4,605,674   1,451,383 2,440,451  89,875,908 29,614,75013,758,790
   . . . . . . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . . . . . .   4,466,472   580,795   2,911,856  113,118,62448,411,08322,332,910
 . . . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . . .    4,772,174   4,191,379 1,279,523  96,407,275 47,996,19225,663,282
 . . . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . .  $ 9,238,646 $ 4,772,174 4,191,379 $209,525,89996,407,27547,996,192
 . . . . . . . . . . . . . . . . .                                $                    $          $

See accompanying notes.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF CHANGES IN NET ASSETS (continued) Years and periods ended December 31,

                                                                                     Short-Term Bond
                                                    Managed Subaccount               Subaccount
                                                    1999        1998      1997       1999       1998       1997
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . . . . .  $ 10,756,436 $3,484,281 1,814,571 $907,486 $  926,217 $  394,991
   . . . . . . . . . . . . . . .                                $
   Net realized gains (losses) . . . . . . . . .    2,233,258   278,186   171,318    (441,667)  24,740     35,294
   . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .   (6,419,069) 1,791,231 715,231    (85,754)   (136,999)  (25,976)
     . . . . . . . . . . . . . . . . . . . .
Net increase in net assets resulting from           6,570,625   5,553,698 2,701,120  380,065    813,958    404,309
operations . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . .    113,292,872 21,019,27316,914,475 41,259,110 27,490,588 12,911,228
   . . . . . . . . . . .
   Net benefits to policyholders . . . . . . . .    (34,219,380)(8,281,600(9,357,535)(49,156,693(21,534,195(4,234,624)
   . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   policyholder transactions . . . . . . . . . .    79,073,492 12,737,673 7,556,940  (7,897,583)5,956,393  8,676,604
   . . . . . . . . . . . . . . .
Net increase (decrease) in net assets . . . . . .   85,644,117 18,291,371 10,258,060 (7,517,518)6,770,351  9,080,913
 . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . . .   40,066,692 21,775,321 11,517,261 19,246,506 12,476,155 3,395,242
 . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . . $ 125,710,809 40,066,69221,775,321 11,728,988 19,246,506 12,476,155
 . . . . . . . . . . . . . . .                       $           $         $          $          $




                                                                                     International Opportunities
                                                    Small Cap Value Subaccount       Subaccount
                                                    1999        1998      1997       1999       1998       1997
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . . . . .  $ 344,711 $   14,015 $  290,784 $  2,006,004 $53,396 $   55,901
   . . . . . . . . . . . . . . .
   Net realized gains (losses) . . . . . . . . .    (979,002)   (9,919)   75,149     1,907,809  191,495    80,782
   . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . . .   325,684     (523,693) (18,626)   3,818,953  1,108,416  (260,664)
     . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . . .   (308,607)   (519,597) 347,307    7,732,766  1,353,307  (123,981)
   . . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . .    39,172,672 11,420,833 4,182,527  43,216,216 23,844,756 8,906,153
   . . . . . . . . . . .
   Net benefits to policyholders . . . . . . . .    (30,591,417)(4,363,378(897,951)  (38,372,463(12,275,087(3,655,731)
   . . . . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . . . . .   8,581,255   7,057,455 3,284,576  4,843,753  11,569,669 5,250,422
   . . . . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . . . . .    8,272,648   6,537,858 3,631,883  12,576,519 12,922,976 5,126,441
 . . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . . .   10,510,748  3,972,890 341,007    18,958,530 6,035,554  909,113
 . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . . $ 18,783,396 $10,510,7483,972,890 $31,535,049 18,958,530 6,035,554
 . . . . . . . . . . . . . . .                                   $                    $          $

See accompanying notes.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF CHANGES IN NET ASSETS (continued) Years and periods ended December 31,

                                               Equity Index Subaccount              Global Bond Subaccount
                                               1999        1998        1997         1999        1998      1997
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . .  $  5,503,450 $ 1,211,729  $378,697   $  424,767   $ 283,651 $ 71,030
   . . . . . . . . . . . .
   Net realized gains (losses) . . . . . .     7,681,081   691,270     901,978      (204,675)   81,659    8,335
   . . . . . . . . . . . .
   Net unrealized appreciation
   (depreciation) during
     the period . . . . . . . . . . . . . .    4,678,509   6,098,919   392,256      (433,526)   43,608    (11,727)
     . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets
resulting from
   operations . . . . . . . . . . . . . . .    17,863,040  8,001,918   1,672,931    (213,434)   408,918   67,638
   . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . .     225,994,914 60,690,933  23,412,687   11,387,398  9,258,713 1,828,179
   . . . . . . . .
   Net benefits to policyholders . . . . .     (147,909,470(31,166,123)(9,622,006(10,615,019)   (3,008,341(534,164)
   . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . .    78,085,444  29,524,810  13,790,681   772,379     6,250,372 1,294,015
   . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . .     95,948,484  37,526,728  15,463,612   558,945     6,659,290 1,361,653
 . . . . . . . . . . . . . .
Net assets at beginning of period . . . . .    53,964,647  16,437,919  974,307      8,279,571   1,620,281 258,628
 . . . . . . . . . .
Net assets at end of period . . . . . . . . $  149,913,13$ 53,964,647 $16,437,919$  8,838,516 $ 8,279,57$ 1,620,281
 . . . . . . . . . . . .
                                                                                    Brandes International
                                               Turner Core Growth Subaccount        Equity Subaccount
                                               1999        1998        1997         1999        1998      1997
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . .  $  1,315,438 $ 77,203     $87,289    $  515,681   $ 343,646 $ 25,175
   . . . . . . . . . . . .
   Net realized gains . . . . . . . . . . .    1,038,462   156,278     76,711       507,727     89,337    12,541
   . . . . . . . . . . . . . .
   Net unrealized appreciation
   (depreciation) during
     the period . . . . . . . . . . . . . .    1,626,646   562,620     32,626       3,486,097   91,915    (26,022)
     . . . . . . . . . . . . . . . .
Net increase in net assets resulting from
   operations . . . . . . . . . . . . . . .    3,980,546   796,101     196,626      4,509,505   524,898   11,694
   . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . .     23,098,524  4,779,974   743,622      12,134,533  5,520,633 2,484,010
   . . . . . . . .
   Net benefits to policyholders . . . . .     (9,308,254) (1,690,860) (580,027)    (5,569,496(2,041,375(1,088,249)
   . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . .    13,790,270  3,089,114   163,595      6,565,037   3,479,258 1,395,761
   . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . .     17,770,816  3,885,215   360,221      11,074,542  4,004,156 1,407,455
 . . . . . . . . . . . . . .
Net assets at beginning of period . . . . .    4,900,189   1,014,974   654,753      6,340,754   2,336,598 929,143
 . . . . . . . . . .
Net assets at end of period . . . . . . . . $  22,671,005$ 4,900,189  $1,014,974 $  17,415,296$ 6,340,75$ 2,336,598
 . . . . . . . . . . . .

See accompanying notes.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF CHANGES IN NET ASSETS (continued) Years and periods ended December 31,

                                                  Frontier Capital Appreciation      Enhanced U.S.
                                                           Subaccount                Equity Subaccount
                                                  1999       1998         1997       1999       1998       1997*
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . . . .  $ 449,994  $ 9,897     $  118,150  $ 518,137 $  68,233   $ 14,857
   . . . . . . . . . . . . . .
   Net realized gains (losses) . . . . . . . .    624,068    (445,752)    614,358    264,436    87,723     4,177
   . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .   3,431,408  432,064      (368,570)  151,562    89,677     6,844
     . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . .   4,505,470  (3,791)      363,938    934,135    245,633    25,878
   . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . .    25,135,447 13,982,03110,030,418    6,480,741  3,031,309  475,503
   . . . . . . . . . .
   Net benefits to policyholders . . . . . . .    (22,331,613(9,695,520)  (5,969,436)(3,151,2(1,299,530)   (4,176)
   . . . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . . . .   2,803,834  4,286,511    4,060,982  3,329,462  1,731,779  471,327
   . . . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . . . .    7,309,304  4,282,720    4,424,920  4,263,597  1,977,412  497,205
 . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . .   9,675,718  5,392,998    968,078    2,474,617  497,205    0
 . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . $ 16,985,02$ 9,675,718 $  5,392,998$ 6,738,21$  2,474,617$ 497,205
 . . . . . . . . . . . . . .

                                                  Emerging Markets        Global Equity         Bond Index
                                                  Equity Subaccount       Subaccount            Subaccount
                                                  1999       1998**       1999       1998**     1999       1998**
Increase (decrease) in net assets from operations:
   Net investment income . . . . . . . . . . .  $ 132,259  $ 135       $  4,204    $ 152     $  130,136  $ 22,905
   . . . . . . . . . . . . . .
   Net realized gains (losses) . . . . . . . .    663,998    (45,975)     82,873     (21,835)   (104,174)  1,002
   . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation)
   during the
     period . . . . . . . . . . . . . . . . . .   432,248    2,289        47,295     4,812      (78,192)   (10,217)
     . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting
from
   operations . . . . . . . . . . . . . . . . .   1,228,505  (43,551)     134,372    (16,871)   (52,230)   13,690
   . . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . .    18,579,194 2,434,226    3,151,983  2,372,034  6,471,5181,176,234
   . . . . . . . . . .
   Net benefits to policyholders . . . . . . .    (16,271,324(2,203,670)  (2,613,505)(2,191,1(2,358,694)   (124,467)
   . . . . . . . . . . . . .
Net increase in net assets resulting from
policyholder
   transactions . . . . . . . . . . . . . . . .   2,307,870  230,556      538,478    180,899    4,112,8241,051,767
   . . . . . . . . . . . . . . . . . .
Net increase in net assets . . . . . . . . . .    3,536,375  187,005      672,850    164,028    4,060,5941,065,457
 . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . .   187,005    0            164,028    0          1,065,457  0
 . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . $ 3,723,380$ 187,005   $  836,878  $ 164,028 $  5,126,051$ 1,065,457
 . . . . . . . . . . . . . .

 * From July 1, 1997 (commencement of operations). **From May 1, 1998 (commencement of operations).

See accompanying notes.

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S STATEMENTS OF CHANGES IN NET ASSETS (continued) Years and periods ended December 31,

                                                                         Small/Mid Cap CORE  High Yield Bond
                                                                         Subaccount          Subaccount
                                                                         1999      1998**    1999       1998**
Increase (decrease) in net assets from operations:
   Net investment income (loss) . . . . . . . . . . . . . . . . . . . $  52,711  $ (535)   $ 340,435  $ 86,759
   . . . . . . . . . . . . . . . . . . . . . . . . . .
   Net realized gains (losses) . . . . . . . . . . . . . . . . . . .     65,733    (25,196)  42,365     64,824
   . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Net unrealized appreciation (depreciation) during the period . . .    (10,735)  18,718    (139,659)  149,416
   . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting from operations . . .    107,709   (7,013)   243,141    300,999
 . . . . . . . . . . . . . . . . .
From policyholder transactions:
   Net premiums from policyholders . . . . . . . . . . . . . . . . .     5,817,483 1,089,030 19,870,990 6,683,673
   . . . . . . . . . . . . . . . . . . . . . . . .
   Net benefits to policyholders . . . . . . . . . . . . . . . . . .     (5,611,532(778,864) (20,368,501(2,457,088)
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Net increase (decrease) in net assets resulting from policyholder        205,951   310,166   (497,511)  4,226,585
transactions . . . . . . . .
Net increase (decrease) in net assets . . . . . . . . . . . . . . . .    313,660   303,153   (254,370)  4,527,584
 . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets at beginning of period . . . . . . . . . . . . . . . . . .    303,153   0         4,527,584  0
 . . . . . . . . . . . . . . . . . . . . . . . . . .
Net assets at end of period . . . . . . . . . . . . . . . . . . . . . $  616,813 $ 303,153 $ 4,273,214$ 4,527,584
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .

 **From May 1, 1998 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

      NOTES TO FINANCIAL STATEMENTS

                  December 31, 1999

 1.  Organization

     John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock

Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Portfolios. Each Portfolio has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.


 2.  Significant Accounting Policies

   Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   Valuation of Investments

     Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.


   Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

  JOHN HANCOCK VARIABLE LIFE ACCOUNT S

   Expenses
     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

   Policy Loans
     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1999, there were no outstanding policy loans.

 3.  Transaction with Affiliates
     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

  JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 4.  Details of Investments
     The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1999 were as follows:

   Portfolio                                  Shares Owned         Cost              Value
Large Cap Growth . . . . . . . . . . . . . .  4,226,550        $   108,181,136    $  115,521,551
 . . .
Sovereign Bond . . . . . . . . . . . . . . .  4,200,440            40,512,273        38,321,473
 . . . .
International Equity Index . . . . . . . . .  1,689,937            29,224,059        33,198,674
 . .
Small Cap Growth . . . . . . . . . . . . . .  1,622,919            25,907,535        31,022,828
 . . .
International Balanced . . . . . . . . . . .  428,930              4,680,715         4,591,856
 . . .
Mid Cap Growth . . . . . . . . . . . . . . .  2,172,468            46,744,046        63,499,616
 . . .
Large Cap Value . . . . . . . . . . . . . . . 2,009,306            28,839,671        27,106,917
 . . .
Money Market . . . . . . . . . . . . . . . .  6,100,677            61,006,768        61,006,769
 . . . .
Mid Cap Value . . . . . . . . . . . . . . . . 1,497,913            18,236,811        19,138,533
 . . . .
Small/Mid Cap Growth . . . . . . . . . . . . .707,222              10,888,164        9,925,831
Real Estate Equity . . . . . . . . . . . . .  805,182              9,643,804         9,238,646
 . . . .
Growth & Income . . . . . . . . . . . . . . . 10,470,370           207,387,033       209,525,899
 . .
Managed . . . . . . . . . . . . . . . . . . . 8,137,552            130,087,567       125,710,809
 . . . . .
Short-Term Bond . . . . . . . . . . . . . . . 1,206,452            11,963,663        11,728,988
 . . .
Small Cap Value . . . . . . . . . . . . . . . 1,720,546            18,985,985        18,783,396
 . . .
International Opportunities . . . . . . . . . 2,078,452            26,831,679        31,535,049
 .
Equity Index . . . . . . . . . . . . . . . .  7,327,855            138,687,664       149,913,131
 . . . . .
Global Bond . . . . . . . . . . . . . . . . . 900,154              9,240,752         8,838,516
 . . . .
Turner Core Growth . . . . . . . . . . . . .  988,705              20,433,059        22,671,005
 . .
Brandes International Equity . . . . . . . . .1,122,129            13,875,593        17,415,296
Frontier Capital Appreciation . . . . . . . . 804,225              13,485,020        16,985,022
Enhanced U.S. Equity . . . . . . . . . . . .  321,327              6,490,133         6,738,214
 . .
Emerging Markets Equity . . . . . . . . . . . 303,646              3,288,843         3,723,380
Global Equity . . . . . . . . . . . . . . . . 68,965               784,773           836,878
 . . . .
Bond Index . . . . . . . . . . . . . . . . .  550,115              5,214,459         5,126,051
 . . . . .
Small/Mid Cap CORE . . . . . . . . . . . . . .62,841               608,830           616,813
High Yield Bond . . . . . . . . . . . . . . . 475,514              4,263,457         4,273,214
 . . .

                             JOHN HANCOCK VARIABLE LIFE ACCOUNT S

     Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 1999 were as follows:

   Portfolio                                                   Purchases             Sales
Large Cap Growth . . . . . . . . . . . . . . . . . . . . . . . $   62,265,535     $  14,711,539
 . . . . . . . .
Sovereign Bond . . . . . . . . . . . . . . . . . . . . . . . .     38,288,617        29,280,010
 . . . . . . . . .
International Equity Index . . . . . . . . . . . . . . . . . .     32,519,440        17,541,313
 . . . . . . .
Small Cap Growth . . . . . . . . . . . . . . . . . . . . . . .     27,757,302        12,281,978
 . . . . . . . .
International Balanced . . . . . . . . . . . . . . . . . . . .     3,415,587         1,768,784
 . . . . . . . .
Mid Cap Growth . . . . . . . . . . . . . . . . . . . . . . . .     45,338,211        14,783,738
 . . . . . . . .
Large Cap Value . . . . . . . . . . . . . . . . . . . . . . .      22,257,609        10,304,554
 . . . . . . . . .
Money Market . . . . . . . . . . . . . . . . . . . . . . . . .     304,141,849       329,646,739
 . . . . . . . . .
Mid Cap Value . . . . . . . . . . . . . . . . . . . . . . . .      15,413,952        12,927,617
 . . . . . . . . . .
Small/Mid Cap Growth . . . . . . . . . . . . . . . . . . . . .     8,759,614         5,337,363
 . . . . . .
Real Estate Equity . . . . . . . . . . . . . . . . . . . . . .     13,375,520        8,254,469
 . . . . . . . . .
Growth & Income . . . . . . . . . . . . . . . . . . . . . . .      144,949,345       32,223,136
 . . . . . . . .
Managed . . . . . . . . . . . . . . . . . . . . . . . . . . .      111,633,323       21,803,394
 . . . . . . . . . . .
Short-Term Bond . . . . . . . . . . . . . . . . . . . . . . .      17,352,671        24,342,768
 . . . . . . . . .
Small Cap Value . . . . . . . . . . . . . . . . . . . . . . .      16,062,747        7,136,780
 . . . . . . . . .
International Opportunities . . . . . . . . . . . . . . . . .      24,767,973        17,918,215
 . . . . . . .
Equity Index . . . . . . . . . . . . . . . . . . . . . . . . .     124,086,502       40,497,607
 . . . . . . . . . .
Global Bond . . . . . . . . . . . . . . . . . . . . . . . . .      10,322,531        9,125,384
 . . . . . . . . . .
Turner Core Growth . . . . . . . . . . . . . . . . . . . . . .     20,980,047        5,874,338
 . . . . . . .
Brandes International Equity . . . . . . . . . . . . . . . . .     10,664,333        3,583,615
 . . . . . .
Frontier Capital Appreciation . . . . . . . . . . . . . . . .      13,387,462        10,133,633
 . . . . . .
Enhanced U.S. Equity . . . . . . . . . . . . . . . . . . . . .     5,925,334         2,077,734
 . . . . . . .
Emerging Markets Equity . . . . . . . . . . . . . . . . . . .      9,682,573         7,242,444
 . . . . . .
Global Equity . . . . . . . . . . . . . . . . . . . . . . . .      2,167,637         1,624,954
 . . . . . . . . . .
Bond Index . . . . . . . . . . . . . . . . . . . . . . . . . .     5,900,997         1,658,038
 . . . . . . . . . .
Small/Mid Cap CORE . . . . . . . . . . . . . . . . . . . . . .     3,312,578         3,053,916
 . . . . . .
High Yield Bond . . . . . . . . . . . . . . . . . . . . . . .      11,898,171        12,055,248
 . . . . . . . . .

  JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 5.  Net Assets
     Accumulation shares attributable to net assets of policyholders and accumulation share values for each subaccount at December 31, 1999 were as follows:

                                      VEP Class #1              VEP Class #2              VEP Class #3
                                      Accumulation Accumulation Accumulation Accumulation Accumulation Accumulation
   Portfolio                          Shares       Share Values Shares       Share Values Shares       Share Values
Large Cap Growth . . . . . . . . . . .432,627      $    34.19   442,008      $   34.29    156,934      $   34.39
Sovereign Bond . . . . . . . . . . .  226,496           13.80   170,995          13.84    28,389           13.88
 . .
International Equity Index . . . . .  205,346           17.52   163,712          17.58    4,631            17.63
Small Cap Growth . . . . . . . . . . .151,029           21.68   131,551          21.71    42,832           21.76
International Balanced . . . . . . . .21,487            13.28   25,817           13.30    12,453           13.33
Mid Cap Growth . . . . . . . . . . .  202,405           35.56   145,034          35.62    45,513           35.69
 . .
Large Cap Value . . . . . . . . . . . 191,629           16.15   140,376          16.18    4,476            16.21
 . .
Money Market . . . . . . . . . . . .  613,611           13.08   1,102,161        13.12    347,735          13.15
 . .
Mid Cap Value . . . . . . . . . . . . 106,938           14.05   45,955           14.08    2,990            14.10
 . .
Small/Mid Cap Growth . . . . . . .    83,852            19.77   90,674           19.83    41,701           19.88
Real Estate Equity . . . . . . . . .  94,768            14.40   68,355           14.44    2,732            14.49
 . .
Growth & Income . . . . . . . . . . . 945,411           30.90   579,234          31.00    212,540          31.09
 .
Managed . . . . . . . . . . . . . . . 554,374           20.88   279,936          20.94    23,988           21.00
 . . . .
Short-Term Bond . . . . . . . . . . . 94,078            12.97   84,892           13.00    7,712            13.04
 .
Small Cap Value . . . . . . . . . . . 114,641           12.30   82,461           12.33    55,278           12.35
 . .
International Opportunities . . . .   115,902           16.52   159,219          16.55    2,521            16.58
Equity Index . . . . . . . . . . . .  442,683           23.06   565,394          23.10    189,577          23.14
 . . . .
Global Bond . . . . . . . . . . . . . 55,090            12.15   48,036           12.17    16,751           12.19
 . . .
Turner Core Growth . . . . . . . . . .31,697            28.29   15,337           28.36   --               --
Brandes International Equity . . .    18,319            16.91   33,342           16.94   --               --
Frontier Capital Appreciation . . .   20,409            22.75   13,182           22.80   --               --
Enhanced U.S. Equity . . . . . . . .  3,102             17.47  --                17.50   --               --
Emerging Markets Equity . . . . .     31,332            12.77   114,481          12.78    4,803            12.79
Global Equity . . . . . . . . . . . . 11,223            12.22   15,873           12.23    777              12.24
 . . .
Bond Index . . . . . . . . . . . . .  99,617            10.34   99,264           10.34    64,039           10.35
 . . . .
Small/Mid Cap CORE . . . . . . . .    12,833            10.76   3,271            10.77    4,416            10.78
High Yield Bond . . . . . . . . . . . 51,021            10.09   40,169           10.10   --               --
 . .

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                      V Coli       Class #4     V Coli       Class #5     V Coli Class #6
                                      Accumulation Accumulation Accumulation Accumulation Accumulation Accumulation
        Portfolio                     Shares       Share Values Shares       Share Values Shares       Share Values
        Large Cap Growth . . . . . .  646,018      $    34.50   282,553      $   34.49    252,596      $   34.52
        . . . . .
        Sovereign Bond . . . . . . .  17,426            14.64   538,047          14.66    335,449          14.67
        . . . . . .
        International Equity Index .  63,956            16.24   130,903          16.26    235,165          16.28
        . . . .
        Small Cap Growth . . . . . .  90,088            22.04   39,929           22.05    38,804           22.07
        . . . . .
        International Balanced . . .  68,220            13.50   6,065            13.51    54,964           13.52
        . . . . .
        Mid Cap Growth . . . . . . .  146,264           36.15   124,116          36.18    5,992            36.19
        . . . . . .
        Large Cap Value . . . . . . . 151,753           16.42   133,066          16.43    416,273          16.44
        . . . . . .
        Money Market . . . . . . . .  218,714           13.01   5,906            13.02    136,140          13.04
        . . . . . .
        Mid Cap Value . . . . . . . . 69,726            14.29   24,485           14.30    281,375          14.30
        . . . . . .
        Small/Mid Cap Growth . . . .  27,983            19.77   958              19.79    42,902           19.81
        . . .
        Real Estate Equity . . . . .  58,475            14.92   4,323            14.93    203,728          14.95
        . . . . . .
        Growth & Income . . . . . . . 641,268           30.84   447,326          30.87    16,723           30.91
        . . . . .
        Managed . . . . . . . . . . . 162,478           21.64   83,071           21.66    150,514          21.68
        . . . . . . . .
        Short-Term Bond . . . . . . . 99,163            13.21   351,710          13.22   --               --
        . . . . .
        Small Cap Value . . . . . . . 32,245            12.51   49,419           12.52    281,896          12.53
        . . . . . .
        International Opportunities . 203,225           16.80   157,727          16.80    74,340           16.81
        . . .
        Equity Index . . . . . . . .  324,024           23.44   37,253           23.46    533,298          23.47
        . . . . . . . .
        Global Bond . . . . . . . . . 54,500            12.35   9,809            12.36   --               --
        . . . . . . .
        Turner Core Growth . . . . .  7,772             28.80   12,496           28.83   --               --
        . . . . .
        Brandes International Equity  104,626           17.21   81,372           17.23    42,458           17.25
        . . .
        Frontier Capital Appreciation 74,553            23.16   62,806           23.18   --               --
        . . .
        Enhanced U.S. Equity . . . .  13,962            17.68   1                17.68   --               --
        . . . .
        Emerging Markets Equity . . .--                --       24,692           12.87   --               --
        . .
        Global Equity . . . . . . . .--                --      --                12.32   --               --
        . . . . . . .
        Bond Index . . . . . . . . .  2,519             10.42   10,132           10.42   --               --
        . . . . . . . .
        Small/Mid Cap CORE . . . . . --                --      --                10.84   --               --
        . . .
        High Yield Bond . . . . . . . 1,998             10.18   310              10.18    85,180           10.18
        . . . . . .

          JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                   Medallion Executive VLI      MVEP Class #8             MVUL Class #9
                                   Class #7
                                   Accumulation   Accumulation  Accumulation Accumulation Accumulation Accumulation
          Portfolio                Shares         Share Values  Shares       Share Values Shares       Share Values
          Large Cap Growth . . . . 92,840         $ 79.68       781,223      $   24.82    213,207      $   22.10
          . . . .
          Sovereign Bond . . . . . 57,389           23.69       765,173          12.44    500,049          11.71
          . . . . .
          International Equity     113,572          27.55       780,218          15.05    200,089          15.54
          Index . .
          Small Cap Growth . . . . 193,672          21.70       298,417          21.90    197,401          24.61
          . . . .
          International Balanced . 52,288           13.29       41,158           13.41    36,634           12.85
          . . . .
          Mid Cap Growth . . . . . 168,579          35.59       383,762          35.92    103,210          39.83
          . . . . .
          Large Cap Value . . . .  269,931          16.17       125,284          16.31    115,052          13.95
          . . . . . .
          Money Market . . . . . . 280,073          18.10       339,940          11.94    435,648          11.42
          . . . . .
          Mid Cap Value . . . . .  412,439          14.06       242,213          14.19    70,954           12.00
          . . . . . .
          Small/Mid Cap Growth . . 3,416            19.80       257,950          12.63    33,652           12.85
          . .
          Real Estate Equity . . . 39,901           22.14       116,040          12.27    38,147           9.54
          . . . . .
          Growth & Income . . . .  828,857          68.13       1,383,220        21.88    552,475          19.13
          . . . . .
          Managed . . . . . . . .  2,321,332        39.65       236,592          16.81    102,294          15.37
          . . . . . . . .
          Short-Term Bond . . . .  63,598           12.99       63,326           11.93    95,428           11.43
          . . . . .
          Small Cap Value . . . .  473,526          12.32       281,097          12.43    87,362           11.80
          . . . . . .
          International            559,454          16.54       227,841          16.68    335,763          15.97
          Opportunities .
          Equity Index . . . . . . 477,728          23.08       1,251,427        23.29    598,377          19.87
          . . . . . . .
          Global Bond . . . . . .  146,786          12.16       62,185           12.27    258,673          11.58
          . . . . . . .
          Turner Core Growth . . .--               --           229,705          25.66    76,087           24.67
          . . . .
          Brandes International
          Equity . . . . . . . . .--               --           495,542          16.53    58,572           17.67
          . . . . . . .
          Frontier Capital
          Appreciation . . . . . .--               --           405,890          19.23    119,967          18.62
          . . . . .
          Enhanced U.S. Equity . .--               --           145,784          17.59    139,459          17.59
          . . .
          Emerging Markets Equity  45,954           12.77       18,062           12.82    40,257           12.82
          . .
          Global Equity . . . . .  2,967            12.23       4,588            12.28    29,228           12.28
          . . . . . . .
          Bond Index . . . . . . . 18,855           10.34       12,439           10.38    185              10.38
          . . . . . . .
          Small/Mid Cap CORE . . .--               --           16,742           10.81    477              10.81
          . .
          High Yield Bond . . . .  34,470           10.10       82,547           10.14    72,026           10.14
          . . . . . .

        JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                 MVUL 98 Class #10        MVEP 98 Class #11         MEVL II Class #12
                                       AccumulationAccumulation Accumulation Accumulation Accumulation Accumulation
        Portfolio                      Shares      Share Values Shares       Share Values Shares       Share Values
Large Cap Growth . . . . . . . 221,057     $    22.10   133,186      $   24.82   --           --
        . . . .
        Sovereign Bond . . . . . . . . 122,492          11.71   96,742           12.44   --           --
        . . . . .
        International Equity Index . . 40,197           15.54   68,833           15.05   --           --
        . . .
        Small Cap Growth . . . . . . . 158,068          24.61   34,357           21.90   --           --
        . . . .
        International Balanced . . . . 22,819           12.85   3,040            13.41   --           --
        . . . .
        Mid Cap Growth . . . . . . . . 291,628          39.83   111,636          35.92   --           --
        . . . . .
        Large Cap Value . . . . . . .  66,485           13.95   73,993           16.31   --           --
        . . . . . .
        Money Market . . . . . . . . . 575,670          11.42   718,107          11.94   --           --
        . . . . .
        Mid Cap Value . . . . . . . .  62,352           11.99   52,021           14.19   --           --
        . . . . . .
        Small/Mid Cap Growth . . . . . 15,710           12.85   20,460           12.63   --           --
        . .
        Real Estate Equity . . . . . . 10,691           9.54    7,405            12.27   --           --
        . . . . .
        Growth & Income . . . . . . .  1,047,922        19.13   196,321          21.88   --           --
        . . . . .
        Managed . . . . . . . . . . .  55,779           15.37   43,618           16.81   --           --
        . . . . . . . .
        Short-Term Bond . . . . . . .  26,887           11.43   31,697           11.93   --           --
        . . . . .
        Small Cap Value . . . . . . .  22,247           11.80   40,374           12.43   --           --
        . . . . . .
        International Opportunities .  39,238           15.97   35,379           16.68   --           --
        . . .
        Equity Index . . . . . . . . . 1,960,860        19.87   440,030          23.29   --           --
        . . . . . . .
        Global Bond . . . . . . . . .  35,346           11.58   51,458           12.27   --           --
        . . . . . . .
        Turner Core Growth . . . . . . 377,311          24.67   142,883          25.66   --           --
        . . . .
        Brandes International Equity . 82,135           17.67   116,504          16.53   --           --
        . .
        Frontier Capital Appreciation  90,807           18.62   69,320           20.00   --           --
        . . .
        Enhanced U.S. Equity . . . . . 48,887           17.59   30,852           17.59   --           --
        . . .
        Emerging Markets Equity . . .  7,584            12.82   3,832            12.82   --           --
        . .
        Global Equity . . . . . . . .  1,070            12.28   2,561            12.28   --           --
        . . . . . . .
        Bond Index . . . . . . . . . . 137,733          10.38   46,924           10.38   --           --
        . . . . . . .
        Small/Mid Cap CORE . . . . . . 10,536           10.81   8,881            10.81   --           --
        . .
        High Yield Bond . . . . . . .  15,036           10.14   38,875           10.14   --           --
        . . . . . .

  JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                      VEP Class #13
                                      Accumulation Accumulation
   Portfolio                          Shares       Share Values
   Large Cap Growth . . . . . . . . .--           --
   . .
   Sovereign Bond . . . . . . . . . .--           --
   . . .
   International Equity Index . . . .--           --
   .
   Small Cap Growth . . . . . . . . .--           --
   . .
   International Balanced . . . . . .--           --
   . .
   Mid Cap Growth . . . . . . . . . .--           --
   . . .
   Large Cap Value . . . . . . . . . --           --
   . . . .
   Money Market . . . . . . . . . . .--           --
   . . .
   Mid Cap Value . . . . . . . . . . --           --
   . . . .
   Small/Mid Cap Growth . . . . . . .--           --
   Real Estate Equity . . . . . . . .--           --
   . . .
   Growth & Income . . . . . . . . . --           --
   . . .
   Managed . . . . . . . . . . . . . --           --
   . . . . . .
   Short-Term Bond . . . . . . . . . --           --
   . . .
   Small Cap Value . . . . . . . . . --           --
   . . . .
   International Opportunities . . . .--          --
   Equity Index . . . . . . . . . . .--           --
   . . . . .
   Global Bond . . . . . . . . . . . --           --
   . . . . .
   Turner Core Growth . . . . . . . .--           --
   . .
   Brandes International Equity . . .--           --
   Frontier Capital Appreciation . . .--          --
   Enhanced U.S. Equity . . . . . . .--           --
   .
   Emerging Markets Equity . . . . . --           --
   Global Equity . . . . . . . . . . --           --
   . . . . .
   Bond Index . . . . . . . . . . . .--           --
   . . . . .
   Small/Mid Cap CORE . . . . . . . .--           --
   High Yield Bond . . . . . . . . . --           --
   . . . .

                 ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


     This index should help you locate more information about many of the important concepts in this prospectus.

   Key Word or Phrase                              Page      Key Word or Phrase                             Page
Account . . . . . . . . . . . . . . . . . . . . .  33        monthly deduction date . . . . . . . . . .     35
 . .
account value . . . . . . . . . . . . . . . . . . .8         mortality and expense risk charge . .          10
Additional Sum Insured . . . . . . . . . . .       15        Option A; Option B: Option M. . . . .          15
attained age . . . . . . . . . . . . . . . . . . . 9         optional extra death benefit feature .         16
 .
Basic Sum Insured . . . . . . . . . . . . . . .    15        owner . . . . . . . . . . . . . . . . . . . .  5
                                                             . . . .
beneficiary . . . . . . . . . . . . . . . . . . .  44        partial withdrawal . . . . . . . . . . . . . . 14
 . .                                                          .
business day . . . . . . . . . . . . . . . . . . . 34        partial withdrawal charge . . . . . . . . .    10
 .
changing Option A or B. . . . . . . . . . .        17        payment options . . . . . . . . . . . . . . . .18
changing the Total Sum Insured . . . .             16        Planned Premium . . . . . . . . . . . . . . .  6
charges . . . . . . . . . . . . . . . . . . . . .  9         policy anniversary. . . . . . . . . . . . . . .35
 . . .
Code . . . . . . . . . . . . . . . . . . . . . . . 40        policy year . . . . . . . . . . . . . . . . .  35
 . . .                                                        . . .
cost of insurance rates . . . . . . . . . . . .    9         premium; premium payment . . . . . .           5
date of issue . . . . . . . . . . . . . . . . . .  35        prospectus . . . . . . . . . . . . . . . . . . 3
 . .                                                          . . .
death benefit. . . . . . . . . . . . . . . . . . . 5         receive; receipt . . . . . . . . . . . . . . . 20
 .                                                            . .
deductions . . . . . . . . . . . . . . . . . . . . 9         reinstate; reinstatement . . . . . . . . . . . 7
 .
enhanced cash value rider . . . . . . . . .        16        sales charges . . . . . . . . . . . . . . . .  9
                                                             . . .
expenses of the Trusts . . . . . . . . . . . .     10        SEC. . . . . . . . . . . . . . . . . . . . . . 2
                                                             . . . .
fixed investment option . . . . . . . . . . .      34        Separate Account S. . . . . . . . . . . . . .  33
full surrender . . . . . . . . . . . . . . . . . . 13        Servicing Office . . . . . . . . . . . . . . . 2
 .                                                            .
fund . . . . . . . . . . . . . . . . . . . . . . . 2         special loan account . . . . . . . . . . . . . 14
 . . .
grace period . . . . . . . . . . . . . . . . . . . 7         subaccount . . . . . . . . . . . . . . . . . . 33
 .                                                            . .
guaranteed minimum death benefit . .               7         surrender . . . . . . . . . . . . . . . . . .  13
                                                             . . . .
Guaranteed Minimum Death Benefit
     Premium . . . . . . . . . . . . . . . . . . . 7         surrender value . . . . . . . . . . . . . . .  13
     . .                                                     . .
insurance charge . . . . . . . . . . . . . . . .   9         Target Premium . . . . . . . . . . . . . . . . 9
insured person . . . . . . . . . . . . . . . . . . 5         tax considerations . . . . . . . . . . . . . . 40
                                                             .
investment options . . . . . . . . . . . . . . .   1         telephone transfers . . . . . . . . . . . . . .20
JHVLICO. . . . . . . . . . . . . . . . . . . . . . 33        Total Sum Insured . . . . . . . . . . . . . .  15
lapse . . . . . . . . . . . . . . . . . . . . . .  7         transfers of account value . . . . . . . . .   13
 . . . .
loan. . . . . . . . . . . . . . . . . . . . . . .  14        Trusts . . . . . . . . . . . . . . . . . . . . 2
 . . . .                                                      . . . .
loan interest . . . . . . . . . . . . . . . . . .  14        variable investment options . . . . . . .      1
 . .
maximum premiums . . . . . . . . . . . . .         6         we; us . . . . . . . . . . . . . . . . . . . . 33
                                                             . . . .
Minimum Initial Premium . . . . . . . . .          34        withdrawal . . . . . . . . . . . . . . . . . . 14
                                                             . .
minimum insurance amount. . . . . . . .            16        withdrawal charges . . . . . . . . . . . . . . 10
minimum premiums. . . . . . . . . . . . . .        5         you; your. . . . . . . . . . . . . . . . . . . 5
                                                             . . .
modified endowment contract . . . . . .            41

                        PROSPECTUS DATED NOVEMBER 1, 2000

                        MAJESTIC VARIABLE UNIVERSAL LIFE 98

                a flexible premium variable life insurance policy
                                    issued by

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:


VARIABLE INVESTMENT OPTION                                        MANAGED BY
--------------------------                                        ----------
------------------------------------------------------------------------------------------------------------------
  Managed. . . . . . . . . . . . . . . . . . . . . . . . . .      Independence Investment Associates, Inc. and
                                                                   Capital Guardian Trust Company

  Growth & Income . . . . .                                       Independence Investment Associates, Inc. and
                                                                   Putnam Investment Management, Inc.
  Fidelity VIP Contrafund/(R)/ . . . . . . . . . . . . . . .      Fidelity Management and Research Company
  Equity Index . . . . . . .                                      State Street Global Advisors
  Large Cap Value . . . . .                                       T. Rowe Price Associates, Inc.
  American Leaders Large Cap Value. . . . . . . . . . . . .       Federated Investment Management Company
  Large Cap Growth . . . . .                                      Independence Investment Associates, Inc.
  Large Cap Aggressive Growth. . . . . . . . . . . . . . . .      Alliance Capital Management L.P.
  Fidelity VIP Growth. . .                                        Fidelity Management and Research Company
  AIM V.I. Value. . . . . .                                       A I M Advisors, Inc.
  Janus Aspen Global Technology. . . . . . . . . . . . . . .      Janus Capital Corporation
  Mid Cap Value . . . . . .                                       Neuberger Berman, LLC
  Mid Cap Growth . . . . . .                                      Janus Capital Corporation
  Fundamental Growth. . . .                                       Putnam Investment Management, Inc.
  Real Estate Equity . . . .                                      Independence Investment Associates, Inc. and
                                                                   Morgan Stanley Dean Witter Investment
                                                                   Management Inc.

  Small/Mid Cap CORE /SM/ .                                       Goldman Sachs Asset Management
  Small/Mid Cap Growth. . .                                       Wellington Management Company, LLP
  Small Cap Equity . . . . .                                      Capital Guardian Trust Company
  Small Cap Growth . . . . . . . . . . . . . . . . . . . . .      John Hancock Advisers, Inc.
  MFS New Discovery. . . .                                        MFS Investment Management/(R)/
  Global Balanced . . . . .                                       Capital Guardian Trust Company
  Janus Aspen Worldwide Growth. . . . . . . . . . . . . . .       Janus Capital Corporation
  Templeton International Securities. . . . . . . . . . . .       Templeton Investment Counsel, Inc.
  International Equity Index . . . . . . . . . . . . . . . .      Independence International Associates, Inc.
  International Opportunities . . . . . . . . . . . . . . . .     T. Rowe Price International, Inc.
                                                                  Morgan Stanley Dean Witter Investment Management

  Emerging Markets Equity .  . . . . . . . . . . . . . . . .       Inc.
  Short-Term Bond . . . . .                                       Independence Investment Associates, Inc.
  Bond Index . . . . . . . .                                      Mellon Bond Associates, LLP
  Active Bond . . . . . . .  . . . . . . . . . . . . . . . .      John Hancock Advisers, Inc.
  Core Bond. . . . . . . .                                        Federated Investment Management Company
  Global Bond . . . . . . .  . . . . . . . . . . . . . . . .      Capital Guardian Trust Company
  High Yield Bond . . . . .                                       Wellington Management Company, LLP
  Money Market. . . . . . .                                       John Hancock Life Insurance Company
  Brandes International Equity. . . . . . . . . . . . . . .       Brandes Investment Partners, L.P.
  Turner Core Growth. . . .                                       Turner Investment Partners, Inc.
  Frontier Capital Appreciation. . . . . . . . . . . . . . .      Frontier Capital Management Company, LLC
  Clifton Enhanced U.S. Equity. . . . . . . . . . . . . . .       The Clifton Group
------------------------------------------------------------------------------------------------------------------

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, Inc., the Templeton Variable Products Series Fund, Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II, the MFS Variable Insurance Trust, and the M Fund, Inc. (together, "the Trusts"). In this prospectus, the investment options of the Trusts are referred to as "funds".

  In the prospectuses for the Trusts, the investment options may be referred to as "funds", "portfolios" or "series".

  Each Trust is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Trusts. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for each Trust. The Trust prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                             * * * * * * * * * * * *

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             * * * * * * * * * * * *


                          JHVLICO LIFE SERVICING OFFICE

                          -----------------------------

                            GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus

                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 21.

     . Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not

                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 32.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 46.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 130.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Trusts begin.

                             * * * * * * * * * * * *

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy.


Question                                                    Beginning on page
--------
 .What is the policy?. . . . . . . . . . . . . . .                   5
 .Who owns the policy?. . . . . . . . . . . . . .                    5
 .How can I invest money in the policy?. . . . . .                   5
 .Is there a minimum amount I must invest?. . . .                    6
 .How will the value of my investment in the policy change           8
over time?. . . . . . . . . . . . . . . . . . . .
 .What charges will JHVLICO deduct from my investment in             8
the policy?. . . . . . . . . . . . . . . . . . .
 .What charges will the Trusts deduct from my investment in         10
the policy?. . . . . . . . . . . . . . . . . . .
 .What other charges could JHVLICO impose in the future?            12
 .How can I change my policy's investment allocations?              13
 .How can I access my investment in the policy?. .                  13
 .How much will JHVLICO pay when the insured person dies?           15
 .How can I change my policy's insurance coverage?                  17
 .Can I cancel my policy after it's issued?. . . .                  17
 .Can I choose the form in which JHVLICO pays out policy            18
proceeds?. . . . . . . . . . . . . . . . . . . .
 .To what extent can JHVLICO vary the terms and conditions
 of its policies in particular cases?. . . . . .                   18
 .How will my policy be treated for income tax purposes?            19
 .How do I communicate with JHVLICO?. . . . . . .                   19

Here are the page numbers where the questions and answers appear:

 WHAT IS THE POLICY?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow or withdraw amounts you have in the investment options

     . Change the beneficiary who will receive the death benefit

     . Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the

                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

  Each premium payment must be at least $100.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
40. Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

 In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed minimum death benefit feature from terminating. We reserve the right to limit premium payments above the amount of cumulative Guaranteed Minimum Death Benefit Premiums (whether or not the guaranteed minimum death benefit feature described on page 7 is in effect).

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company, or

     . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 IS THERE A MINIMUM AMOUNT I MUST INVEST?

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed minimum death benefit feature" below).

Lapse and reinstatement

  Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case,

                   ---
if the policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed minimum death benefit feature

  This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if on each policy anniversary during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%. The Guaranteed Minimum Death Benefit Premium (or "GMDB Premium) is defined in the policy and is "due" on each policy anniversary. On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.

  No GMDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 15).

  If the guaranteed minimum death benefit test is not satisfied on any policy anniversary, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the policy anniversary on which default occurred. If it is reinstated more than 1 year after such policy anniversary, we will require evidence that the insured person still meets our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.

  The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How

                 ---
much will JHVLICO pay when the insured person dies?" on page 15).

  If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 36.)

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of one of the Trusts and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be

                                                                         ---
subject to the mortality and expense risk charge described on page 10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 14.

 WHAT CHARGES WILL JHVLICO DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
 --------------------
  expect to pay, on average. This charge is currently 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax
 ----------------
  burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 . Premium processing charge - A charge to help defray our administrative
 ---------------------------
  costs. This charge is 1.25% of each premium.

 . Sales charge - A charge to help defray our sales costs. The charge is 30%
 --------------
  of premiums paid in the first policy year up to the Target Premium, 10% of premiums received in each of policy years 2 through 10 up to the Target Premium, 4% of premiums received in each policy year after policy year 10 up to the Target Premium, and 3.5% of premiums received in any policy year in excess of the Target Premium. If premium received in the first policy year is less than the Target Premium, then premium received in the second policy year will be treated as if received in the first policy year until first year premiums equal the Target Premium. The "Target Premium" is determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy.

 . Optional enhanced cash value rider charge - A charge imposed if you elect

 -------------------------------------------
  this rider. It is deducted only from premiums received in the first two policy years. The charge is 2% of premiums received in the first two policy years until the total charges deducted equal 2% of one year's Target Premium.

Deductions from account value

 . Issue charge - A monthly charge to help defray our administrative costs.

 --------------
  This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and that is deducted only during the first ten policy years. The charge will appear in the "Policy Specifications" section of the policy. As an example, the monthly charge for a 45 year old is 10c per $1,000 of Basic Sum Insured. The monthly charge will be at least $5 and is guaranteed not to exceed $200.

 . Administrative charge - A monthly charge to help defray our
 -----------------------
  administrative costs. This is a flat dollar charge of up to $10 (currently
  $5).

 . Insurance charge - A monthly charge for the cost of insurance. To
 ------------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                -------
  rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.

 . Extra mortality charge - A monthly charge specified in your policy for
 ------------------------
  additional mortality risk if the insured person is subject to certain types of special insurance risk.

 . M &E charge - A daily charge for mortality and expense risks we assume.

 -------------
  This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .20% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

 . Guaranteed minimum death benefit charge - A monthly charge beginning in
 -----------------------------------------
  the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1c per $1,000 of Basic Sum Insured and is guaranteed not to exceed 3c per $1,000 of Basic Sum Insured. Because policies of this type were first offered in 1998, this charge is not yet applicable to any policy at the current rate.

 . Optional benefits charge - Monthly charges for any optional insurance
 --------------------------
  benefits added to the policy by means of a rider (other than the optional enhanced cash value rider).

 . Partial withdrawal charge - A charge for each partial withdrawal of
   -------------------------
  account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

 WHAT CHARGES WILL THE TRUSTS DEDUCT FROM MY INVESTMENT IN THE POLICY?

  The Trusts must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 1999, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.


                                          Investment  Distribution and  Other Operating  Total Fund   Other Operating
                                          Management      Service        Expenses With   Operating     Expenses Absent
Fund Name                                     Fee       (12b-1) Fees     Reimbursement    Expenses      Reimbursement
---------                                 ----------  ----------------  ---------------  ----------  ------------------
JOHN HANCOCK VARIABLE SERIES TRUST I
 (NOTE 1):

Managed . . . . . . . . . . . . . . . .     0.67%           N/A              0.03%         0.70%           0.03%
Growth & Income . . . . . . . . . . . .     0.67%           N/A              0.03%         0.70%           0.03%
Equity Index  . . . . . . . . . . . . .     0.14%           N/A              0.00%         0.14%           0.08%
American Leaders Large Cap Value. . . .     0.80%           N/A              0.10%         0.90%            N/A
Large Cap Growth  . . . . . . . . . . .     0.36%           N/A              0.03%         0.39%           0.03%
Large Cap Aggressive Growth . . . . . .     0.98%           N/A              0.10%         1.08%           0.19%
Mid Cap Value . . . . . . . . . . . . .     0.80%           N/A              0.10%         0.90%           0.12%
Mid Cap Growth  . . . . . . . . . . . .     0.82%           N/A              0.10%         0.92%           0.11%
Fundamental Growth *  . . . . . . . . .     0.90%           N/A              0.10%         1.00%           0.24%
Real Estate Equity  . . . . . . . . . .     1.01%           N/A              0.10%         1.11%           0.10%
Small/Mid Cap CORE /SM/ . . . . . . . .     0.80%           N/A              0.10%         0.90%           0.66%
Small/Mid Cap Growth  . . . . . . . . .     0.75%           N/A              0.10%         0.85%           0.10%
Small Cap Equity *  . . . . . . . . . .     0.90%           N/A              0.10%         1.00%           0.16%
Small Cap Growth  . . . . . . . . . . .     0.75%           N/A              0.10%         0.85%           0.14%
Global Balanced * . . . . . . . . . . .     1.05%           N/A              0.10%         1.15%           0.46%
International Equity Index  . . . . . .     0.16%           N/A              0.10%         0.26%           0.22%
International Opportunities . . . . . .     0.87%           N/A              0.10%         0.97%           0.29%
Emerging Markets Equity . . . . . . . .     1.27%           N/A              0.10%         1.37%           2.17%
Short-Term Bond . . . . . . . . . . . .     0.30%           N/A              0.10%         0.40%           0.13%
Bond Index  . . . . . . . . . . . . . .     0.15%           N/A              0.10%         0.25%           0.20%
Active Bond * . . . . . . . . . . . . .     0.61%           N/A              0.03%         0.64%           0.03%
Core Bond . . . . . . . . . . . . . . .     0.70%           N/A              0.10%         0.80%            N/A
Global Bond . . . . . . . . . . . . . .     0.85%           N/A              0.10%         0.95%           0.15%
High Yield Bond . . . . . . . . . . . .     0.65%           N/A              0.10%         0.75%           0.39%
Money Market  . . . . . . . . . . . . .     0.25%           N/A              0.06%         0.31%           0.06%

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM V.I. Value  . . . . . . . . . . . .     0.61%           N/A              0.15%         0.76%           0.15%

VARIABLE INSURANCE PRODUCTS FUND -
 SERVICE CLASS (NOTE 2):
Fidelity VIP Growth . . . . . . . . . .     0.58%          0.10%             0.07%         0.75%           0.09%

VARIABLE INSURANCE PRODUCTS FUND II -
 SERVICE CLASS  (NOTE 2):
Fidelity VIP Contrafund/(R)/  . . . . .     0.58%          0.10%             0.07%         0.75%           0.10%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES (NOTE 3):

Templeton International Securities  . .     0.69%          0.25%             0.19%         1.13%           0.19%

JANUS ASPEN SERIES - SERVICE SHARES
 CLASS  (NOTE 4):
Janus Aspen Global Technology . . . . .     0.65%          0.25%             0.13%         1.03%           0.13%
Janus Aspen Worldwide Growth. . . . . .     0.65%          0.25%             0.05%         0.95%           0.05%

MFS VARIABLE INSURANCE TRUST
    (NOTE 5):

MFS New Discovery . . . . . . . . . . .     0.90%           N/A              0.17%         1.07%           1.59%

M FUND, INC.  (NOTE 6):
Brandes International Equity  . . . . .     0.96%           N/A              0.25%         1.21%           0.97%
Turner Core Growth  . . . . . . . . . .     0.45%           N/A              0.25%         0.70%           0.95%
Frontier Capital Appreciation . . . . .     0.90%           N/A              0.25%         1.15%           0.57%
Clifton Enhanced U.S. Equity ** . . . .     0.55%           N/A              0.25%         0.80%           1.08%

NOTES TO FUND EXPENSE TABLE
  (1) John Hancock Variable Series Trust I funds' percentages for "other fund expenses" are based on the allocation methodology and expense reimbursement policy adopted April 23, 1999, and are calculated as if that allocation methodology and expense reimbursement policy had been in effect for all of 1999. Under the expense reimbursement policy, John Hancock Life Insurance Company voluntarily reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). All percentages for the American Leaders Large Cap Value Fund and the Core Bond Fund are estimates for the current fiscal year because the funds were not in operation in 1999. Shareholders of the Managed, Growth & Income, Fundamental Growth, Real Estate Equity, Small Cap Equity, Global Balanced, Active Bond, and Global Bond funds have approved new management fee schedules, which apply to those funds effective November 1, 2000. The investment management fee percentages for each of those funds are calculated as if those new fee schedules had been in effect for all of 1999. The investment management fee percentages for all other funds reflect the investment management fees that were actually payable for 1999.

   *Fundamental Growth was formerly "Fundamental Mid Cap Growth", Small Cap
    Equity was formerly "Small Cap Value", Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

        CORE /SM/ IS A SERVICE MARK OF GOLDMAN, SACHS & CO.

  (2) A portion of the brokerage commissions that certain of the Fidelity VIP funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the operating expenses of the funds would have been higher, as shown in the last column of this table.

  (3) On February 8, 2000, shareholders of each fund approved a merger and reorganization that combined the Templeton International Equity Fund with the Templeton International Securities Fund, effective May 1, 2000. Shareholders of the Templeton International Securities Fund had approved new management fees, which apply to the combined funds effective May 1, 2000. The table shows restated total expenses for the fund based on the new fees and the assets, as of December 31, 1999, of the Templeton International Securities Fund. However, if the table reflected both the new fees and the combined assets of the Templeton International Equity Fund and the Templeton International Securities Fund, the estimated expenses for the two funds combined after May 1, 2000 would be: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

  (4) The percentages for the new Service Shares Class of the Janus Aspen Global Technology Fund and the Janus Aspen Worldwide Growth Fund are estimates because the Service Shares Class was not in operation in 1999.

     All such estimates have been made without regard to the effect of any expense offset arrangements.

  (5) MFS Variable Insurance Trust Funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent.

     Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed to bear expense for the New Discovery Fund, subject to reimbursement by the fund, such that such fund's "other fund expenses" shall not exceed 0.15% of the average daily net assets of the fund during the current fiscal year.

  (6) M Fund, Inc. Funds' percentages reflect the investment management fees currently payable and other fund expenses allocated in 1999. M Financial Advisers, Inc. reimburses a Fund when the Fund's other operating expenses exceed 0.25% of that Fund's average daily net assets.

   ** Clifton Enhanced U.S. Equity Fund was formerly "Enhanced U.S. Equity
    Fund".


 WHAT OTHER CHARGES COULD JHVLICO IMPOSE IN THE FUTURE?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

 HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

  Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, transfers out of the fixed investment option are currently subject to the following restrictions:

 .You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 .We must receive the request for such a transfer during the period beginning
  60 days prior to the policy anniversary and ending 30 days after it.

 .The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option. We also reserve the right to impose limits on the number and frequency of transfers out of the variable investment options.

 HOW CAN I ACCESS MY INVESTMENT IN THE POLICY?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

  You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal.

We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see "How much will JHVLICO pay when the insured person dies?" on page 15) and under the guaranteed death benefit feature (see page 7). Under Option A or Option M, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

  You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. However, you can't borrow from your policy during a "grace period" (see "Lapse and reinstatement" on page 7). The maximum amount you can borrow is determined as follows:

     . We first determine the account value of your policy.

     . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

     . We then multiply the resulting amount by .75% in policy years 1 through 20 and .25% thereafter.

     . We then subtract the third item above from the second item above.

  The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

 You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

 HOW MUCH WILL JHVLICO PAY WHEN THE INSURED PERSON DIES?

  In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 35.

  When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit. You choose which one you want in the application. The three death benefit options are:

     . Option A - The death benefit will equal the greater of (1) the Total Sum
       Insured, or (2) the minimum insurance amount (as described below).

     . Option B -The death benefit will equal the greater of (1) the Total Sum
       Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount.

     . Option M - The death benefit will equal the greater of (1) the Total Sum
       Insured plus any optional extra death benefit (as described below), or
       (2) the minimum insurance amount.

  For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A or Option M. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A or Option M than under Option B for the same premium payments.

Optional extra death benefit feature

  The optional extra death benefit is determined as follows:

     . First, we multiply your account value by a factor specified in the policy. The factor is based on the insured person's age on the date of calculation.

     . We will then subtract your Total Sum Insured.

  If you change the way in which the minimum insurance amount is calculated (see below), we may have to change the factors described above (perhaps retroactively) in order to maintain qualification of the policy as life insurance under Federal tax law. This feature may result in the Option M death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy.

The minimum insurance amount

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the death benefit option, you must also elect which test you wish to have applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the "required additional death benefit factor" applicable on that date. In this case, the death benefit factors are derived by applying the guideline premium and cash value corridor test. The death benefit factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. Regardless of which tesy you elect, a table showing the required additional death benefit factor for each age will appear in the policy.

  As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 40). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

Enhanced cash value rider

  In the application for the policy, you may elect to purchase the enhanced cash value rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the "Policy Specifications" section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.

 HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

Increase in coverage

  The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, you may request an increase in the Additional Sum Insured at any time. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 37.

Decrease in coverage

  The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, you may request a reduction in the Additional Sum Insured at any time, but only if:

     . the remaining Total Sum Insured will be at least $250,000, and

     . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

  We may refuse any decrease in Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 37.

Change of death benefit option

  At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.

Tax consequences

  Please read "Tax considerations" starting on page 40 to learn about possible tax consequences of changing your insurance coverage under the policy.

 CAN I CANCEL MY POLICY AFTER IT'S ISSUED?

  You have the right to cancel your policy within 10 days after you receive it (this period may be longer in some states). This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 2, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Trusts prior to that date. The date of cancellation will be the date of such mailing or delivery.

 CAN I CHOOSE THE FORM IN WHICH JHVLICO PAYS OUT POLICY PROCEEDS?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

 TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF ITS POLICIES IN PARTICULAR CASES?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 38. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 40.

 HOW DO I COMMUNICATE WITH JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

  Certain requests must be made in writing and be signed and dated by you. They include the following:

     . loans, surrenders or partial withdrawals

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

     . change of death benefit option

     . increase or decrease in Total Sum Insured

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

 You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-6956. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other entities that use programmed and frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After the deduction of average fees and expenses at the Trust level (as described below) the corresponding net annual rates of return would be -0.82%, 5.13% and 11.08%. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male preferred underwriting risk when the policy is issued.

  Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

  With respect to fees and expenses deducted from Trust assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds of the Trusts. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING CURRENT CHARGES



                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            4,757        250,000  250,000    250,000   2,188    2,339       2,492
   2            9,751        250,000  250,000    250,000   5,213    5,707       6,220
   3           14,995        250,000  250,000    250,000   8,177    9,210      10,323
   4           20,501        250,000  250,000    250,000  11,099   12,874      14,862
   5           26,283        250,000  250,000    250,000  13,995   16,724      19,901
   6           32,353        250,000  250,000    250,000  16,867   20,771      25,499
   7           38,727        250,000  250,000    250,000  19,719   25,030      31,721
   8           45,420        250,000  250,000    250,000  22,550   29,510      38,634
   9           52,448        250,000  250,000    250,000  25,360   34,221      46,314
  10           59,827        250,000  250,000    250,000  28,142   39,169      54,841
  11           67,575        250,000  250,000    250,000  31,452   44,947      64,915
  12           75,710        250,000  250,000    250,000  34,690   50,978      76,067
  13           84,252        250,000  250,000    250,000  37,828   57,251      88,395
  14           93,221        250,000  250,000    250,000  40,863   63,776     102,035
  15          102,638        250,000  250,000    250,000  43,801   70,573     117,147
  16          112,527        250,000  250,000    250,935  46,637   77,657     133,903
  17          122,910        250,000  250,000    278,487  49,369   85,044     152,437
  18          133,812        250,000  250,000    308,040  51,992   92,749     172,881
  19          145,259        250,000  250,000    339,791  54,500  100,789     195,428
  20          157,278        250,000  250,000    373,962  56,887  109,186     220,289
  25          227,014        250,000  250,000    588,179  65,881  156,742     387,189
  30          316,016        250,000  298,781    906,499  70,782  216,807     657,789
  35          429,609        250,000  368,732  1,390,932  67,911  289,497   1,092,040

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-------  ------------------  -------  -------  -------  ------  ------  ---------
   1            4,757        250,000  250,000  250,000   1,375   1,500     1,627
   2            9,751        250,000  250,000  250,000   3,543   3,933     4,340
   3           14,995        250,000  250,000  250,000   5,595   6,388     7,249
   4           20,501        250,000  250,000  250,000   7,527   8,863    10,371
   5           26,283        250,000  250,000  250,000   9,331  11,350    13,720
   6           32,353        250,000  250,000  250,000  11,001  13,843    17,318
   7           38,727        250,000  250,000  250,000  12,520  16,324    21,174
   8           45,420        250,000  250,000  250,000  13,873  18,778    25,306
   9           52,448        250,000  250,000  250,000  15,042  21,187    29,728
  10           59,827        250,000  250,000  250,000  16,007  23,528    34,458
  11           67,575        250,000  250,000  250,000  17,326  26,384    40,148
  12           75,710        250,000  250,000  250,000  18,412  29,173    46,280
  13           84,252        250,000  250,000  250,000  19,257  31,889    52,911
  14           93,221        250,000  250,000  250,000  19,847  34,517    60,100
  15          102,638        250,000  250,000  250,000  20,165  37,041    67,913
  16          112,527        250,000  250,000  250,000  20,182  39,430    76,422
  17          122,910        250,000  250,000  250,000  19,861  41,651    85,708
  18          133,812        250,000  250,000  250,000  19,157  43,659    95,864
  19          145,259        250,000  250,000  250,000  18,011  45,397   106,999
  20          157,278        250,000  250,000  250,000  16,367  46,810   119,254
  25          227,014             **  250,000  307,413      **  46,817   202,365
  30          316,016             **  250,000  447,217      **  23,713   324,517
  35          429,609             **       **  631,413      **      **   495,731

 *The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT CASH VALUE ACCUMULATION TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING CURRENT CHARGES



                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            4,757        252,184  252,335    252,487   2,184    2,335       2,487
   2            9,751        255,200  255,693    256,204   5,200    5,693       6,204
   3           14,995        258,148  259,177    260,285   8,148    9,177      10,285
   4           20,501        261,049  262,814    264,791  11,049   12,814      14,791
   5           26,283        263,917  266,628    269,784  13,917   16,628      19,784
   6           32,353        266,756  270,630    275,318  16,756   20,630      25,318
   7           38,727        269,572  274,833    281,459  19,572   24,833      31,459
   8           45,420        272,360  279,246    288,269  22,360   29,246      38,269
   9           52,448        275,124  283,879    295,822  25,124   33,879      45,822
  10           59,827        277,854  288,734    304,190  27,854   38,734      54,190
  11           67,575        281,103  294,401    314,064  31,103   44,401      64,064
  12           75,710        284,268  300,293    324,955  34,268   50,293      74,955
  13           84,252        287,313  306,385    336,936  37,313   56,385      86,936
  14           93,221        290,232  312,679    350,118  40,232   62,679     100,118
  15          102,638        293,030  319,188    364,633  43,030   69,188     114,633
  16          112,527        295,700  325,915    380,619  45,700   75,915     130,619
  17          122,910        298,236  332,862    398,228  48,236   82,862     148,228
  18          133,812        300,629  340,031    417,625  50,629   90,031     167,625
  19          145,259        302,868  347,418    438,990  52,868   97,418     188,990
  20          157,278        304,945  355,025    462,527  54,945  105,025     212,527
  25          227,014        311,310  394,859    619,827  61,310  144,859     369,827
  30          316,016        311,844  439,198    876,011  61,844  189,198     626,011
  35          429,609        301,676  483,336  1,324,541  51,676  233,336   1,039,916

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT CASH VALUE ACCUMULATION TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-------  ------------------  -------  -------  -------  ------  ------  ---------
   1            4,757        251,365  251,490  251,616   1,365   1,490     1,616
   2            9,751        253,513  253,899  254,303   3,513   3,899     4,303
   3           14,995        255,531  256,315  257,165   5,531   6,315     7,165
   4           20,501        257,416  258,731  260,213   7,416   8,731    10,213
   5           26,283        259,157  261,135  263,455   9,157  11,135    13,455
   6           32,353        260,750  263,519  266,903  10,750  13,519    16,903
   7           38,727        262,173  265,858  270,553  12,173  15,858    20,553
   8           45,420        263,412  268,133  274,409  13,412  18,133    24,409
   9           52,448        264,447  270,318  278,468  14,447  20,318    28,468
  10           59,827        265,255  272,383  282,725  15,255  22,383    32,725
  11           67,575        266,390  274,897  287,800  16,390  24,897    37,800
  12           75,710        267,262  277,269  293,141  17,262  27,269    43,141
  13           84,252        267,864  279,482  298,765  17,864  29,482    48,765
  14           93,221        268,182  281,511  304,682  18,182  31,511    54,682
  15          102,638        268,200  283,325  310,901  18,200  33,325    60,901
  16          112,527        267,890  284,882  317,419  17,890  34,882    67,419
  17          122,910        267,217  286,131  324,225  17,217  36,131    74,225
  18          133,812        266,138  287,008  331,299  16,138  37,008    81,299
  19          145,259        264,604  287,438  338,610  14,604  37,438    88,610
  20          157,278        262,566  287,345  346,123  12,566  37,345    96,123
  25          227,014             **  276,445  385,660      **  26,445   135,660
  30          316,016             **       **  421,564      **      **   171,564
  35          429,609             **       **  431,194      **      **   181,194

 *The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION M DEATH BENEFIT CASH VALUE ACCUMULATION TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING CURRENT CHARGES



                                    Death Benefit             Surrender Value
                             ---------------------------  ------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  ------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            4,757        250,000  250,000    250,000   2,188    2,339     2,492
   2            9,751        250,000  250,000    250,000   5,213    5,707     6,220
   3           14,995        250,000  250,000    250,000   8,177    9,210    10,323
   4           20,501        250,000  250,000    250,000  11,099   12,874    14,862
   5           26,283        250,000  250,000    250,000  13,995   16,724    19,901
   6           32,353        250,000  250,000    250,000  16,867   20,771    25,499
   7           38,727        250,000  250,000    250,000  19,719   25,030    31,721
   8           45,420        250,000  250,000    250,000  22,550   29,510    38,634
   9           52,448        250,000  250,000    250,000  25,360   34,221    46,314
  10           59,827        250,000  250,000    250,000  28,142   39,169    54,841
  11           67,575        250,000  250,000    256,584  31,452   44,947    64,914
  12           75,710        250,000  250,000    287,735  34,690   50,978    76,010
  13           84,252        250,000  250,000    319,865  37,828   57,251    88,185
  14           93,221        250,000  250,000    353,039  40,863   63,776   101,535
  15          102,638        250,000  250,000    387,379  43,801   70,573   116,177
  16          112,527        250,000  250,000    422,989  46,637   77,657   132,225
  17          122,910        250,000  261,037    459,978  49,369   85,017   149,810
  18          133,812        250,000  273,116    498,466  51,992   92,635   169,069
  19          145,259        250,000  284,715    538,612  54,500  100,514   190,147
  20          157,278        250,000  295,877    580,570  56,887  108,658   213,210
  25          227,014        250,000  344,077    817,782  65,881  152,523   362,508
  30          316,016        250,000  386,220  1,125,841  70,782  203,853   594,237
  35          429,609        250,000  424,004  1,531,588  67,911  262,071   946,652

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION M DEATH BENEFIT CASH VALUE ACCUMULATION TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-------  ------------------  -------  -------  -------  ------  ------  ---------
   1            4,757        250,000  250,000  250,000   1,375   1,500     1,627
   2            9,751        250,000  250,000  250,000   3,543   3,933     4,340
   3           14,995        250,000  250,000  250,000   5,595   6,388     7,249
   4           20,501        250,000  250,000  250,000   7,527   8,863    10,371
   5           26,283        250,000  250,000  250,000   9,331  11,350    13,720
   6           32,353        250,000  250,000  250,000  11,001  13,843    17,318
   7           38,727        250,000  250,000  250,000  12,520  16,324    21,174
   8           45,420        250,000  250,000  250,000  13,873  18,778    25,306
   9           52,448        250,000  250,000  250,000  15,042  21,187    29,728
  10           59,827        250,000  250,000  250,000  16,007  23,528    34,458
  11           67,575        250,000  250,000  250,000  17,326  26,384    40,148
  12           75,710        250,000  250,000  250,000  18,412  29,173    46,280
  13           84,252        250,000  250,000  250,000  19,257  31,889    52,911
  14           93,221        250,000  250,000  250,000  19,847  34,517    60,100
  15          102,638        250,000  250,000  250,000  20,165  37,041    67,913
  16          112,527        250,000  250,000  250,000  20,182  39,430    76,422
  17          122,910        250,000  250,000  262,891  19,861  41,651    85,621
  18          133,812        250,000  250,000  281,018  19,157  43,659    95,315
  19          145,259        250,000  250,000  298,817  18,011  45,397   105,492
  20          157,278        250,000  250,000  316,267  16,367  46,810   116,146
  25          227,014             **  250,000  398,744      **  46,817   176,756
  30          316,016             **  250,000  471,793      **  23,713   249,020
  35          429,609             **       **  533,734      **      **   329,893

 *The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING CURRENT CHARGES



                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            4,757        250,000  250,000    250,000   2,188    2,339       2,492
   2            9,751        250,000  250,000    250,000   5,213    5,707       6,220
   3           14,995        250,000  250,000    250,000   8,177    9,210      10,323
   4           20,501        250,000  250,000    250,000  11,099   12,874      14,862
   5           26,283        250,000  250,000    250,000  13,995   16,724      19,901
   6           32,353        250,000  250,000    250,000  16,867   20,771      25,499
   7           38,727        250,000  250,000    250,000  19,719   25,030      31,721
   8           45,420        250,000  250,000    250,000  22,550   29,510      38,634
   9           52,448        250,000  250,000    250,000  25,360   34,221      46,314
  10           59,827        250,000  250,000    250,000  28,142   39,169      54,841
  11           67,575        250,000  250,000    250,000  31,452   44,947      64,915
  12           75,710        250,000  250,000    250,000  34,690   50,978      76,067
  13           84,252        250,000  250,000    250,000  37,828   57,251      88,395
  14           93,221        250,000  250,000    250,000  40,863   63,776     102,035
  15          102,638        250,000  250,000    250,000  43,801   70,573     117,147
  16          112,527        250,000  250,000    250,000  46,637   77,657     133,903
  17          122,910        250,000  250,000    250,000  49,369   85,044     152,501
  18          133,812        250,000  250,000    250,000  51,992   92,749     173,160
  19          145,259        250,000  250,000    250,000  54,500  100,789     196,134
  20          157,278        250,000  250,000    270,432  56,887  109,186     221,666
  25          227,014        250,000  250,000    459,571  65,881  156,742     396,182
  30          316,016        250,000  250,000    734,718  70,782  218,367     686,652
  35          429,609        250,000  314,321  1,229,953  67,911  299,354   1,171,384

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-------  ------------------  -------  -------  -------  ------  ------  ---------
   1            4,757        250,000  250,000  250,000   1,375   1,500     1,627
   2            9,751        250,000  250,000  250,000   3,543   3,933     4,340
   3           14,995        250,000  250,000  250,000   5,595   6,388     7,249
   4           20,501        250,000  250,000  250,000   7,527   8,863    10,371
   5           26,283        250,000  250,000  250,000   9,331  11,350    13,720
   6           32,353        250,000  250,000  250,000  11,001  13,843    17,318
   7           38,727        250,000  250,000  250,000  12,520  16,324    21,174
   8           45,420        250,000  250,000  250,000  13,873  18,778    25,306
   9           52,448        250,000  250,000  250,000  15,042  21,187    29,728
  10           59,827        250,000  250,000  250,000  16,007  23,528    34,458
  11           67,575        250,000  250,000  250,000  17,326  26,384    40,148
  12           75,710        250,000  250,000  250,000  18,412  29,173    46,280
  13           84,252        250,000  250,000  250,000  19,257  31,889    52,911
  14           93,221        250,000  250,000  250,000  19,847  34,517    60,100
  15          102,638        250,000  250,000  250,000  20,165  37,041    67,913
  16          112,527        250,000  250,000  250,000  20,182  39,430    76,422
  17          122,910        250,000  250,000  250,000  19,861  41,651    85,708
  18          133,812        250,000  250,000  250,000  19,157  43,659    95,864
  19          145,259        250,000  250,000  250,000  18,011  45,397   106,999
  20          157,278        250,000  250,000  250,000  16,367  46,810   119,254
  25          227,014             **  250,000  250,000      **  46,817   205,151
  30          316,016             **  250,000  379,615      **  23,713   354,780
  35          429,609             **       **  627,605      **      **   597,719

 *The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING CURRENT CHARGES



                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            4,757        252,184  252,335    252,487   2,184    2,335       2,487
   2            9,751        255,200  255,693    256,204   5,200    5,693       6,204
   3           14,995        258,148  259,177    260,285   8,148    9,177      10,285
   4           20,501        261,049  262,814    264,791  11,049   12,814      14,791
   5           26,283        263,917  266,628    269,784  13,917   16,628      19,784
   6           32,353        266,756  270,630    275,318  16,756   20,630      25,318
   7           38,727        269,572  274,833    281,459  19,572   24,833      31,459
   8           45,420        272,360  279,246    288,269  22,360   29,246      38,269
   9           52,448        275,124  283,879    295,822  25,124   33,879      45,822
  10           59,827        277,854  288,734    304,190  27,854   38,734      54,190
  11           67,575        281,103  294,401    314,064  31,103   44,401      64,064
  12           75,710        284,268  300,293    324,955  34,268   50,293      74,955
  13           84,252        287,313  306,385    336,936  37,313   56,385      86,936
  14           93,221        290,232  312,679    350,118  40,232   62,679     100,118
  15          102,638        293,030  319,188    364,633  43,030   69,188     114,633
  16          112,527        295,700  325,915    380,619  45,700   75,915     130,619
  17          122,910        298,236  332,862    398,228  48,236   82,862     148,228
  18          133,812        300,629  340,031    417,625  50,629   90,031     167,625
  19          145,259        302,868  347,418    438,990  52,868   97,418     188,990
  20          157,278        304,945  355,025    462,527  54,945  105,025     212,527
  25          227,014        311,310  394,859    619,827  61,310  144,859     369,827
  30          316,016        311,844  439,198    876,011  61,844  189,198     626,011
  35          429,609        301,676  483,336  1,290,972  51,676  233,336   1,040,972

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE $250,000 TOTAL SUM INSURED MALE, ISSUE AGE
    45, FULLY UNDERWRITTEN PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $4,530* USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-------  ------------------  -------  -------  -------  ------  ------  ---------
   1             4757         251365   251490   251616    1365    1490      1616
   2            9,751        253,513  253,899  254,303   3,513   3,899     4,303
   3           14,995        255,531  256,315  257,165   5,531   6,315     7,165
   4           20,501        257,416  258,731  260,213   7,416   8,731    10,213
   5           26,283        259,157  261,135  263,455   9,157  11,135    13,455
   6           32,353        260,750  263,519  266,903  10,750  13,519    16,903
   7           38,727        262,173  265,858  270,553  12,173  15,858    20,553
   8           45,420        263,412  268,133  274,409  13,412  18,133    24,409
   9           52,448        264,447  270,318  278,468  14,447  20,318    28,468
  10           59,827        265,255  272,383  282,725  15,255  22,383    32,725
  11           67,575        266,390  274,897  287,800  16,390  24,897    37,800
  12           75,710        267,262  277,269  293,141  17,262  27,269    43,141
  13           84,252        267,864  279,482  298,765  17,864  29,482    48,765
  14           93,221        268,182  281,511  304,682  18,182  31,511    54,682
  15          102,638        268,200  283,325  310,901  18,200  33,325    60,901
  16          112,527        267,890  284,882  317,419  17,890  34,882    67,419
  17          122,910        267,217  286,131  324,225  17,217  36,131    74,225
  18          133,812        266,138  287,008  331,299  16,138  37,008    81,299
  19          145,259        264,604  287,438  338,610  14,604  37,438    88,610
  20          157,278        262,566  287,345  346,123  12,566  37,345    96,123
  25          227,014             **  276,445  385,660      **  26,445   135,660
  30          316,016             **       **  421,564      **      **   171,564
  35          429,609             **       **  431,194      **      **   181,194

 *The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 20.


CONTENTS OF THIS SECTION                                    BEGINNING ON PAGE
------------------------                                    -----------------
Description of JHVLICO ...................................         33
How we support the policy and investment options                   33
Procedures for issuance of a policy.......................         34
Basic Sum Insured vs. Additional Sum Insured..............         35
Commencement of investment performance....................         36
How we process certain policy transactions................         36
Effects of policy loans...................................         37
Additional information about how certain policy charges            37
work......................................................
How we market the policies................................         39
Tax considerations........................................         40
Reports that you will receive.............................         41
Voting privileges that you will have......................         42
Changes that JHVLICO can make as to your policy                    42
Adjustments we make to death benefits.....................         43
When we pay policy proceeds...............................         43
Other details about exercising rights and paying benefits.         43
Legal matters.............................................         44
Registration statement filed with the SEC.................         44
Accounting and actuarial experts..........................         44
Financial statements of JHVLICO and the Account                    44
List of Directors and Executive Officers of JHVLICO                45

 DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 1999, John Hancock's assets were approximately $71 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account S

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Trusts. New subaccounts may be added as new funds are added to the Trusts and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Trusts.

  We will purchase and redeem Trust shares for the Account at their net asset value without any sales or redemption charges. Shares of a Trust represent an interest in one of the funds of the Trust which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard
Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $100,000. At the time of issue, the insured person must have an attained age of no more than 85. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 35).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 .Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

 BASIC SUM INSURED VS. ADDITIONAL SUM INSURED

  As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.

  Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

  If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

  Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 40).

 COMMENCEMENT OF INVESTMENT PERFORMANCE

  Any premium payment processed prior to the twentieth day after the date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

  All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 .The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

 In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  The following transactions take effect on the policy anniversary on or next following the date we approve the request:

 . Total Sum Insured decreases

 . Additional Sum Insured increases

 . Change of death benefit option from Option B to Option A

 .Any other change of death benefit option, when and if permitted by our administrative rules (see "Change of death benefit option" on page 17)

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve the request for reinstatement.

  We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

 EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the amount you must pay to avoid termination, unless a repayment of at least the amount specified is made within that period.

 ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges help to compensate us for the cost of selling our policies. (See "What charges will

JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 39.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $12,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $8,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 40.)

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

 HOW WE MARKET THE POLICIES

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 65% of the Target Premium paid in the first policy year, 10% of the Target Premium paid in the second through tenth policy years, and 3% of the Target Premium paid in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of the Target Premium is 3%.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

 TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, the amount of any outstanding loan that was not previously considered income (as discussed below) will be treated as if it had been distributed to the owner if the policy terminates for any reason.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if a Trust failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

  Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

 REPORTS THAT YOU WILL RECEIVE

  At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

  Semiannually we will send you a report containing the financial statements of each Trust, including a list of securities held in each fund.

 VOTING PRIVILEGES THAT YOU WILL HAVE

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Trusts. We will vote the shares of each of the funds of the Trusts which are deemed attributable to variable life insurance policies at regular and special meetings of the Trusts' shareholders in accordance with instructions received from owners of such policies. Shares of the Trusts held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Trust's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of the Trust, ratification of the selection of independent auditors, approval of Trust investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 CHANGES THAT JHVLICO CAN MAKE AS TO YOUR POLICY

Changes relating to a Trust or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 .Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

 ADJUSTMENTS WE MAKE TO DEATH BENEFITS

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

 WHEN WE PAY POLICY PROCEEDS

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within 7 days thereafter.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

 REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

 ACCOUNTING AND ACTUARIAL EXPERTS

  Certain of the financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

 FINANCIAL STATEMENTS OF JHVLICO AND THE ACCOUNT

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

  In addition to those financial statements of JHVLICO and the Account included herein that have been audited by Ernst & Young LLP, this prospectus also contains unaudited financial statements of both JHVLICO and the Account for a period subsequent to the audited financial statements.

               LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors and Executive        Principal Occupations

-----------------------        ---------------------
Officers

--------
David                          F. D'Alessandro Chairman of the Board and Chief
                               Executive Officer of JHVLICO; President and Chief
                               Executive Officer, John Hancock Life Insurance
                               Company.

Michele G. Van Leer.           Vice Chairman of the Board and President of
                               JHVLICO; Senior Vice President, John Hancock
                               Life Insurance Company.
Ronald                         J. Bocage . . . Director, Vice President and
                               Counsel of JHVLICO; Vice President and Counsel,
                               John Hancock Life Insurance Company.

Bruce M. Jones. . . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Thomas J. Lee. . . .           Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Barbara L. Luddy. . .          Director, Vice President and Actuary of JHVLICO;
                               Senior Vice President, John Hancock Life

                               Insurance Company.

Robert S. Paster. . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Robert R. Reitano. .           Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Paul Strong . . . . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Daniel L. Ouellette.           Vice President, Marketing, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company.
Edward P. Dowd. . . .          Vice President, Investments, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company
Roger G. Nastou. . .           Vice President, Investments, of JHVLICO; Vice
                               President, John Hancock Life Insurance Company
Todd G. Engelsen. . .          Vice President and Illustration Actuary of
                               JHVLICO; Second Vice President, John Hancock
                             Life Insurance Company

Julie H. Indge. . . .          Treasurer of JHVLICO; Financial Officer, John
                               Hancock Life Insurance Company
Patrick J. Gill . . .          Controller of JHVLICO; Senior Associate
                               Controller, John Hancock Life Insurance Company.
Peter Scavongelli. .           Secretary of JHVLICO; State Compliance Officer,
                               John Hancock Life Insurance Company

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                         UNAUDITED FINANCIAL STATEMENTS

                                       FOR

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                              SECOND QUARTER 2000

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF FINANCIAL POSITION



                                                     (UNAUDITED)
                                               JUNE 30,           DECEMBER 31,
                                                 2000                 1999
                                        -----------------------  --------------
                                                   (IN MILLIONS)
ASSETS
Bonds . . . . . . . . . . . . . . . .                $ 1,344.7     $ 1,216.3
Preferred stocks  . . . . . . . . . .                     36.9          35.9
Common stocks . . . . . . . . . . . .                      2.0           3.2
Investment in affiliates  . . . . . .                     80.5          80.7
Mortgage loans on real estate . . . .                    468.2         433.1
Real estate . . . . . . . . . . . . .                     24.7          25.0
Policy loans  . . . . . . . . . . . .                    195.5         172.1
Cash Items:
 Cash in banks  . . . . . . . . . . .                     (3.0)         27.2
 Temporary cash investments . . . . .                    284.6         222.9
                                        ----------------------     ---------
                                                         281.6         250.1

Premiums due and deferred . . . . . .                     28.9          29.9
Investment income due and accrued . .                     40.9          33.2
Other general account assets  . . . .                     43.7          65.3
Assets held in separate accounts  . .                  8,569.0       8,268.2
                                        ----------------------     ---------

  Total assets  . . . . . . . . . . .                $11,116.6     $10,613.0
                                        ======================     =========

OBLIGATIONS AND STOCKHOLDER'S EQUITY
Obligations

 Policy reserves  . . . . . . . . . .                $ 2,048.1     $ 1,866.6
 Federal income and other taxes
  payable . . . . . . . . . . . . . .                     97.8          67.3
 Other general account obligations  .                    207.4         219.0
 Transfers from separate account, net                   (229.6)       (221.6)
 Asset valuation reserve  . . . . . .                     19.3          23.1
 Obligations related to separate
  accounts. . . . . . . . . . . . . .                  8,562.1       8,261.6
                                        ----------------------     ---------
  Total obligations . . . . . . . . .                 10,705.1      10,216.0

Stockholder's equity
 Common Stock, $50 par value;
  authorized 50,000 shares; issued and
  outstanding 50,000 shares . . . . .                      2.5           2.5
 Paid-in capital  . . . . . . . . . .                    572.4         572.4
 Unassigned deficit . . . . . . . . .                   (163.4)       (177.9)
                                        ----------------------     ---------
 Total stockholder's equity . . . . .                    411.5         397.0
                                        ----------------------     ---------

  Total obligations and stockholder's
   equity . . . . . . . . . . . . . .                $11,116.6     $10,613.0
                                        ======================     =========


See condensed notes to the financial statements (unaudited).


JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT



                                                    (UNAUDITED)
                                       THREE MONTHS ENDED   SIX MONTHS ENDED
                                            JUNE 30,            JUNE 30,
                                       -------------------  -----------------
                                         2000      1999      2000       1999
                                       ---------  --------  --------  ---------
                                                   (IN MILLIONS)
INCOME

Premiums . . . . . . . . . . . . . .   $ 255.7    $228.6    $ 487.0    $452.2
Net investment income  . . . . . . .      43.4      31.9       83.0      64.4
Other, net . . . . . . . . . . . . .     110.1     116.6      242.5     261.9
                                       -------    ------    -------    ------
                                         409.2     377.1      812.5     778.5
BENEFITS AND EXPENSES
Payments to policyholders and
 beneficiaries . . . . . . . . . . .      93.2      94.1      182.4     174.4
Additions to reserves to provide for
 future payments to policyholders and
 beneficiaries . . . . . . . . . . .     213.4     198.6      429.7     436.8
Expenses of providing service to
 policyholders and obtaining new
 insurance . . . . . . . . . . . . .      80.4      77.8      153.9     153.5
State and miscellaneous taxes  . . .       5.7       8.1       13.3      10.9
                                       -------    ------    -------    ------
                                         392.7     378.6      779.3     775.6
                                       -------    ------    -------    ------
 Gain from operations before federal
  income taxes and net realized
  capital gains (losses) . . . . . .      16.5      (1.5)      33.2       2.9
Federal income taxes . . . . . . . .      12.2      (1.4)      16.9      (0.4)
                                       -------    ------    -------    ------
 Gain from operations before net
  realized capital gains (losses)  .       4.3      (0.1)      16.3       3.3
Net realized capital gains (losses)        0.1       0.5        0.5      (1.0)
                                       -------    ------    -------    ------
  Net income . . . . . . . . . . . .       4.4       0.4       16.8       2.3

Unassigned deficit at beginning of
 period. . . . . . . . . . . . . . .    (164.5)    (51.2)    (177.9)    (49.2)
Net unrealized capital gains (losses)
 and other adjustments . . . . . . .      (3.1)     (3.4)      (2.0)     (3.1)
Other reserves and adjustments . . .      (0.2)      2.0       (0.3)     (2.2)
                                       -------    ------    -------    ------
  Unassigned deficit at end of period  $(163.4)   $(52.2)   $(163.4)   $(52.2)
                                       =======    ======    =======    ======


See condensed notes to the financial statements (unaudited).


JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS



                                                              (UNAUDITED)
                                                           SIX MONTHS ENDED
                                                                        JUNE 30,

                                                           -----------------
                                                            2000       1999
                                                           --------  ----------
                                                             (IN MILLIONS)
Cash flows from operating activities:
 Insurance premiums  . . . . . . . . . . . . . . . . . .   $ 495.7    $ 452.0
 Net investment income . . . . . . . . . . . . . . . . .      75.2       60.5
 Benefits to policyholders and beneficiaries . . . . . .    (167.9)    (274.6)
Dividends paid to policyholders  . . . . . . . . . . . .     (13.0)     (12.6)
Insurance expenses and taxes . . . . . . . . . . . . . .    (174.4)    (195.0)
Net transfers to separate accounts . . . . . . . . . . .    (254.7)    (343.7)
 Other, net  . . . . . . . . . . . . . . . . . . . . . .     257.1      289.9
                                                           -------    -------
  Net cash provided from operations  . . . . . . . . . .     218.0      (23.5)
                                                           -------    -------

Cash flows used in investing activities:

 Bond purchases  . . . . . . . . . . . . . . . . . . . .    (305.5)    (143.7)
 Bond sales  . . . . . . . . . . . . . . . . . . . . . .     128.1       41.3
 Bond maturities and scheduled redemptions . . . . . . .      36.6       38.9
 Bond prepayments  . . . . . . . . . . . . . . . . . . .       7.9        8.0
 Stock purchases . . . . . . . . . . . . . . . . . . . .      (1.9)      (0.2)
 Proceeds from stock sales . . . . . . . . . . . . . . .       1.4        3.6
 Real estate purchases . . . . . . . . . . . . . . . . .      (0.1)      (1.5)
 Real estate sales . . . . . . . . . . . . . . . . . . .       0.0       17.9
 Other invested assets purchases . . . . . . . . . . . .      (2.0)      (4.5)
 Proceeds from the sale of other invested assets . . . .       0.0        0.0
 Mortgage loans issued . . . . . . . . . . . . . . . . .     (49.7)     (39.4)
 Mortgage loan repayments  . . . . . . . . . . . . . . .      14.5       11.4
 Other, net  . . . . . . . . . . . . . . . . . . . . . .     (15.8)      75.1
                                                           -------    -------
  Net cash used in investing activities  . . . . . . . .    (186.5)       6.9
                                                           -------    -------

Cash flows from financing activities:

 Net increase (decrease) in short-term note payable  . .      (0.0)     (10.7)
                                                           -------    -------
  Net cash provided from financing activities  . . . . .      (0.0)     (10.7)
                                                           -------    -------
  Increase (decrease) in cash and temporary cash
   investments . . . . . . . . . . . . . . . . . . . . .      31.5      (27.3)

Cash and temporary cash investments at beginning of year     250.1       19.9
                                                           -------    -------

  Cash and temporary cash investments at the end of
   period. . . . . . . . . . . . . . . . . . . . . . . .   $ 281.6    $  (7.4)
                                                           =======    =======


See condensed notes to the financial statements (unaudited).


JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY


                                         COMMON  PAID-IN  UNASSIGNED
                                         STOCK   CAPITAL   DEFICIT     TOTAL
                                         ------  -------  ----------  ---------
                                                     (IN MILLIONS)
FOR THE SIX MONTHS ENDED JUNE 30, 1999
 (UNAUDITED)
Balance at January 1, 1999 . . . . . .    $2.5   $377.5    $ (49.2)    $330.8
1999 Transactions:
 Capital contribution

 Net gain  . . . . . . . . . . . . . .                         2.3        2.3
 Net unrealized capital gains and other
  adjustments. . . . . . . . . . . . .                        (3.1)      (3.1)
 Other reserves and adjustments  . . .                        (2.2)      (2.2)
                                                           -------     ------
Balance at June 30, 1999 . . . . . . .    $2.5   $377.5    $ (52.2)    $327.8
                                          ====   ======    =======     ======

FOR THE SIX MONTHS ENDED JUNE 30, 2000
 (UNAUDITED)
Balance at January 1, 2000 . . . . . .    $2.5   $572.4    $(177.9)    $397.0
2000 Transactions:
 Capital contribution

 Net gain  . . . . . . . . . . . . . .                        16.8       16.8
 Net unrealized capital gains and other
  adjustments. . . . . . . . . . . . .                        (2.0)      (2.0)
 Other reserves and adjustments  . . .                        (0.3)      (0.3)
                                                           -------     ------
Balance at June 30, 2000 . . . . . . .    $2.5   $572.4    $(163.4)    $411.5
                                          ====   ======    =======     ======



See condensed notes to the financial statements (unaudited).


JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

CONDENSED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--BASIS OF PRESENTATION

  The accompanying unaudited interim financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners, which practices differ from generally accepted accounting principles (GAAP). Pursuant to Financial Accounting Standard Board Interpretation 40, "Applicability of General Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended which was effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP.

  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ending June 30, 2000 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                               ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION



                                                            DECEMBER 31,
                                                        ---------------------
                                                           1999       1998
                                                        ----------  -----------
                                                            (IN MILLIONS)
ASSETS
Bonds--Note 6 . . . . . . . . . . . . . . . . . . . .   $ 1,216.3    $1,185.8
Preferred stocks  . . . . . . . . . . . . . . . . . .        35.9        36.5
Common stocks . . . . . . . . . . . . . . . . . . . .         3.2         3.1
Investment in affiliates  . . . . . . . . . . . . . .        80.7        81.7
Mortgage loans on real estate--Note 6 . . . . . . . .       433.1       388.1
Real estate . . . . . . . . . . . . . . . . . . . . .        25.0        41.0
Policy loans  . . . . . . . . . . . . . . . . . . . .       172.1       137.7
Cash items:
   Cash in banks  . . . . . . . . . . . . . . . . . .        27.2        11.4
   Temporary cash investments . . . . . . . . . . . .       222.9         8.5
                                                        ---------    --------
                                                            250.1        19.9

Premiums due and deferred . . . . . . . . . . . . . .        29.9        32.7
Investment income due and accrued . . . . . . . . . .        33.2        29.8
Other general account assets  . . . . . . . . . . . .        65.3        47.5
Assets held in separate accounts  . . . . . . . . . .     8,268.2     6,595.2
                                                        ---------    --------


 TOTAL ASSETS . . . . . . . . . . . . . . . . . . . .   $10,613.0    $8,599.0
                                                        =========    ========

OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS

  Policy reserves . . . . . . . . . . . . . . . . . .   $ 1,866.6    $1,652.0
  Federal income and other taxes payable--Note 1  . .        67.3        44.3
  Other general account obligations . . . . . . . . .       219.0       150.9
  Transfers from separate accounts, net . . . . . . .      (221.6)     (190.3)
  Asset valuation reserve--Note 1 . . . . . . . . . .        23.1        21.9
  Obligations related to separate accounts  . . . . .     8,261.6     6,589.4
                                                        ---------    --------
 TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . .
                                                         10,216.0     8,268.2

STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares;
     issued and outstanding 50,000 shares . . . . . .         2.5         2.5
  Paid-in capital . . . . . . . . . . . . . . . . . .       572.4       377.5
  Unassigned deficit--Note 10 . . . . . . . . . . . .      (177.9)      (49.2)
                                                        ---------    --------
  TOTAL STOCKHOLDER'S EQUITY  . . . . . . . . . . . .       397.0       330.8
                                                        ---------    --------

 TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . .   $10,613.0    $8,599.0
                                                        =========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                                YEAR ENDED DECEMBER 31,
                                                                        1999                   1998
                                                                        ---------              ---------
                                                                       (IN MILLIONS)

INCOME

Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .                          $1,272.3
Net investment income--Note 3  . . . . . . . . . . . . . . .                   136.0          122.8
Other, net . . . . . . . . . . . . . . . . . . . . . . . . .          605.4                   618.1
 ---------                                                                           --------
                                                                             1,692.2                  2,013.2

BENEFITS AND EXPENSES
Payments to policyholders and beneficiaries  . . . . . . . .     349.9                        301.4
Additions to reserves to provide for future payments to
   policyholders and beneficiaries . . . . . . . . . . . . .     888.8                        1,360.2
Expenses of providing service to policyholders and
 obtaining new insurance--Note 5 . . . . . . . . . . . . . .     314.4                        274.2
State and miscellaneous taxes. . . . . . . . . . . . . . . .      20.5                    28.1
                                                               ----------            --------
                                                               1,573.6                 1,963.9
   ----------
 Gain from operations before federal income
 taxes and net realized capital losses                           118.6                        49.3
Federal income taxes--Note 1 . . . . . . . . . . . . . . . .      42.9                    33.1
                                                               ----------            --------
 GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL LOSSES          75.7                    16.2
Net realized capital losses--Note 4  . . . . . . . . . . . .     (1.7)                   (0.6)
                                                               ----------            --------
  NET INCOME . . . . . . . . . . . . . . . . . . . . . . . .      74.0                    15.6

Unassigned deficit at beginning of year  . . . . . . . . . .    (49.2)                  (58.3)
Net unrealized capital losses and other adjustments--Note 4      (3.8)                   (6.0)
Other reserves and adjustments--Note 10  . . . . . . . . . .   (198.9)                   (0.5)
                                                               ----------            --------

    UNASSIGNED DEFICIT AT END OF YEAR  . . . . . . . . . . .         $(177.9)                 $ (49.2)
                                                               ==========            ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS



                                                      YEAR ENDED DECEMBER 31,
                                                      -----------
                                                       1999          1998
                                                       -------       --------
                                                                (IN MILLIONS)

Cash flows from operating activities:
   Insurance premiums . . . . . . . . . . . . . .
   Net investment income . . . . . . . . . . .          134.2      118.2
   Benefits to policyholders and beneficiaries  .     (321.6)    (275.5)
Dividends paid to policyholders . . . . . . . . .      (25.6)     (22.3)
Insurance expenses and taxes . . . . . . . . .        (344.8)    (296.9)
Net transfers to separate accounts  . . . . . . .     (705.3)    (874.4)
   Other, net . . . . . . . . . . . . . . . . . .       540.6      551.3
                                                    -------      -----------
  NET CASH PROVIDED FROM OPERATIONS . . . . . .         236.0      475.7
                                                    -------      -----------

Cash flows used in investing activities:

   Bond purchases . . . . . . . . . . . . . . . .     (240.7)    (618.8)
   Bond sales . . . . . . . . . . . . . . . . . .       108.3      340.7
   Bond maturities and scheduled redemptions  . .        78.4      111.8
   Bond prepayments . . . . . . . . . . . . . . .        18.7       76.5
   Stock purchases  . . . . . . . . . . . . . . .       (3.9)     (23.4)
   Proceeds from stock sales  . . . . . . . . . .         3.6        1.9
   Real estate purchases  . . . . . . . . . . . .       (2.2)      (4.2)
   Real estate sales  . . . . . . . . . . . . . .        17.8        2.1
   Other invested assets purchases  . . . . . . .       (4.5)        0.0
   Mortgage loans issued. . . . . . . . . . . . .      (70.7)    (145.5)
   Mortgage loan repayments . . . . . . . . . . .        25.3       33.2
   Other, net . . . . . . . . . . . . . . . . . .      (68.9)    (435.2)
                                                    -------      -----------
 NET CASH USED IN INVESTING ACTIVITIES . . . .        (138.8)    (660.9)
                                                    -------      -----------

Cash flows from financing activities:

   Capital contribution . . . . . . . . . . . . .       194.9
   Net (decrease) increase in short-term note
 payable. . . . . . . . . . . . . . . . . . .          (61.9)       61.9
                                                    -------      -----------
 NET CASH PROVIDED FROM FINANCING ACTIVITIES  . .       133.0       61.9
                                                    -------      -----------

INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
INVESTMENTS                                             230.2

Cash and temporary cash investments at beginning
 of year. . . . . . . . . . . . . . . . . . . . .        19.9      143.2
                                                    -------      -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF
 YEAR. . . . . . . . . . . . . . . . . . . . .          250.1          $19.9
                                                    =======      ===========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, Signator Insurance Agency, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers.

 Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

  The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP.

 Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

  The significant accounting practices of the Company are as follows:

 Pending Statutory Standards

  During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

 Revenues and Expenses

  Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

 Cash and Temporary Cash Investments

  Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

 Valuation of Assets

  General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.9 million in 1999 and $3.0 million in

1998.

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Asset Valuation and Interest Maintenance Reserves

  The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $2.3 million, amounted to $7.4 million, which is included in policy reserves. The corresponding 1998 amounts were $2.4 million and $10.7 million, respectively.

 Goodwill

  The excess of cost over the statutory book value of the net assets of life insurance business acquired was $8.9 million and $11.4 million at December 31, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

 Separate Accounts

  Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

 Fair Value Disclosure of Financial Instruments

  Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loan is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are engaged into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999.

 Capital Gains and Losses

  Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

 Policy Reserves

  Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 1999.

 Federal Income Taxes

  Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group.

 The federal income

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $10.6 million in 1999 and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

 Adjustments to Policy Reserves

  From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 1999 or 1998.

 Reinsurance

  Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

2. ACQUISITION

  On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made the final contingent payment to CPAL of $1.5 million during 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Insurance Company (IPL) on March 5, 1998. IPL manages the business assumed from Charter and began marketing term life and variable universal life products through brokers in 1999. Summarized financial information for IPL for 1999 and 1998 is as follows:


                                                          1999          1998
                                                          -------       -------
                                                       (IN MILLIONS)


Total assets. . . . . . . . . . . . . . . .                   570.7     587.8
Total liabilities. . . . . . . . . . . . . .                  498.9     517.5
Total revenue. . . . . . . . . . . . . . . .                   35.6      38.8
Net income. . . . . . . . . . . . . . . . .                     3.5       3.8

3. NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                        1999      1998
                                                      ------    ------


                                                         (IN MILLIONS)




Investment expenses . . . . . . . . . . . . .         $  9.5    $  8.3
Interest expense. . . . . . . . . . . . . .               1.7       2.4
Depreciation expense. . . . . . . . . . . .               0.6       0.8
Investment taxes. . . . . . . . . . . . . .               0.3       0.7
                                                      ------    ------


                                                      $12.1     $12.2
                                                      ======    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

4. NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:


                                                     1999         1998
                                                     ------     ------

                                                          (IN MILLIONS)




Net gains from asset sales  . . . . . . . . . . .     (2.8)         7.6
Capital gains tax . . . . . . . . . . . . . . . .       0.2       (2.9)
Net capital gains transferred to IMR  . . . . . .       0.9       (5.3)
                                                    ------     ------


Net REALIZED CAPITAL LOSSES . . . . . . . . . . .     (1.7)       (0.6)
                                                    ======     ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:


                                                       1999       1998
                                                     ------     ------


                                                          (IN MILLIONS)


Net losses from changes in security values and book
     value adjustments. . . . . . . . . . . . . . .     (2.6)       (2.7)
Increase in asset valuation reserve . . . . . . . .     (1.2)       (3.3)
                                                      ------     ------


Net UNREALIZED CAPITAL LOSSES AND OTHER ADJUSTMENTS     (3.8)       (6.0)
                                                      ======     ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

5. TRANSACTIONS WITH PARENT

  The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $188.3 million and $157.5 million in 1999 and 1998, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by the Parent includes $0.2 million and $0.7 million in 1999 and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $44.5 million and $4.9 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium, This agreement increased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and 1.0 million in 1999 and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

  At December 31, 1998 the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note was part of a revolving line of credit and was repaid in 1999. Interest paid in 1999 and 1998 was $1.7 million and $2.9 million, respectively. The note is included in other general account obligations at December 31, 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

6. INVESTMENTS

The statement value and fair value of bonds are shown below:




                        --------------   --------------     ---------------    ---------
                         (IN MILLIONS)


December 31, 1999 . .
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and

 agencies . . . . . .              5.9          0.0                 0.1             5.8
Obligations of states
 and political
 subdivisions . . . .              2.2          0.1                 0.1              2.2
Debit securities
 issued by foreign
 governments. . . . .             13.9          0.8                 0.1             14.6
Corporate securities             964.9         13.0                59.4            918.5
Mortgage-backed
 securities . . . . .            229.4          0.5                 7.8           222.1
                        --------         -----              ------             --------

Total bonds . . . . .
                        ========         =====              ======             ========



December 31, 1998
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and

 agencies . . . . . .              5.1          0.1                 0.0              5.2
Obligations of states
 and political
 subdivisions . . . .              3.2          0.3                 0.0              3.5
Corporate securities             925.2         50.4                15.0            960.6
Mortgage-backed
 securities . . . . .            252.3         10.0                 0.1            262.2
                        --------         -----              ------             --------

Total bonds . . . . .                                              15.1
                        ========         =====              ======             ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                                      FAIR
                                                          VALUE      VALUE
                                                        --------   ---------


                                                          (IN MILLIONS)



Due in one year or less. . . . . . . . . . . . . .          $  58.5     58.2
Due after one year through five years. . . . . . .      286.8          282.0
Due after five years through ten years . . . . . .      425.4          405.6
Due after ten years. . . . . . . . . . . . . . . .      216.2          195.3
                                                     --------        ---------
                                                        986.9          941.1


Mortgage-backed securities . . . . . . . . . . . .      229.4          222.1
                                                     --------        ---------


                                                     $1,216.3

                                                     ========        =========



  Gross gains of $0.3 million in 1999 and $3.4 million in 1998 and gross losses of $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

  At December 31, 1999, bonds with an admitted asset value of $9.1 million were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost of common stocks was $3.1 million and $2.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $1.2 million, and gross unrealized depreciation totaled $1.1 million. The fair value of preferred stock totaled $35.9 million at December 31, 1999 and $36.5 million at December 31, 1998.

  Bonds with amortized cost of $0.4 million were non-income producing for the twelve months ended December 31, 1999.

  At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                                                GEOGRAPHIC

 PROPERTY TYPE                                CONCENTRATION


Apartments. . . . . . . .       $112.1      East North Central      $  71.3
Hotels. . . . . . . . . .         11.3      East South Central      7.4
Industrial. . . . . . . .         66.0      Middle Atlantic        28.5
Office buildings. . . . .         86.4      Mountain               21.0
Retail. . . . . . . . . .         25.5      New England            37.5
Agricultural. . . . . . .         99.6      Pacific               111.1
Other . . . . . . . . . .         32.2      South Atlantic         87.6

                                            West North Central     16.6

                                            West South Central     48.6


                                            Other                   3.5
   ------


                                $433.1                                $433.1
   ======



  At December 31, 1999, the fair values of the commercial and agricultural mortgage loans portfolios were $323.5 million and $98.2 million, respectively.

 The corresponding amounts as of December 31, 1998 were approximately $331.3 million and $70.0 million, respectively.

  The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 7.45% and 7.00% for other properties.

 Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation.

 Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

7. REINSURANCE

  The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively. The corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

  Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business.

 No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

  The Company has not entered into any reinsurance agreement in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

  The notional amounts, carrying values and estimated fail values of the Company's derivative instruments were as follows at December 31:


 NUMBER OF CONTRACTS/                             ASSETS (LIABILITIES)

                                                  ------------------
 NOTIONAL AMOUNTS                             1999                               1998

                                                            FAIR VALUE
                                                            ---------
                        ------- ------- ---------                          ---------    ---------
                                          (IN MILLIONS)

Futures contracts to                                                                       $ (0.5)
 sell securities         362.0   947.0        $0.6        $0.6               $(0.5)
Interest rate swap                                                                          (17.7)
 agreements             $965.0  $365.0          --        11.5                   --
Interest rate cap

 agreements              239.4    89.4         5.6        5.6                   3.1
Currency rate swap                                                                           (3.3)
 agreements               15.8    15.8          --        (1.6)                  --

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

  The futures contracts expire in 2000. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2009.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

9. POLICY RESERVES POLICYHOLDERS' AND BENIFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

  The Company' annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows.


                                             DECEMBER 31, 1999   PERCENT
                                             ----------------   ------
                                                        (IN MILLIONS)



Subject to discretionary withdrawal (with
adjustment)
With market value adjustment  . . . . . . . . .          $3.8           0.1%
At book value less surrender charge                      40.5            1.5
At market value . . . . . . . . . . . . . . . .       2,326.6           87.1
     --------
     Total with adjustment. . . . . . . . . . .       2,370.9           88.7
Subject to discretionary withdrawal                     287.1           10.7
   at book value (without adjustment) . . . . .
Not subject to discretionary withdrawal--general
 account. . . . . . . . . . . . . . . . . . . .          15.4            0.6
     --------


Total annuity reserves and deposit liabilities       $2,673.4         100.0%
     ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

10. COMMITMENTS AND CONTINGENCIES

  The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $15.4 million and $3.5 million, respectively, at December 31, 1999. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $19.4 million at December 31, 1999. The majority of these commitments expire in 2000.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 1999 amounted to $136.5 million and is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                               DECEMBER 31,


                                        1999          1998
      ---------------                                 ---------------------


                         CARRYING        FAIR       CARRYING         FAIR
                           AMOUNT        VALUE        AMOUNT         VALUE
      ---------


                                              (IN MILLIONS)



ASSETS
   Bonds--Note 6. . . . .
   Preferred stocks--Note

 6. . . . . . . . . . . .      35.9       35.9       36.5              36.5
   Common stocks--Note 6.       3.2        3.2        3.1               3.1
   Mortgage loans on real
 estate--Note 6. . . . .      433.1      421.7      388.1             401.3
   Policy loans--Note 1.      172.1      172.1      137.7             137.7
   Cash items--Note 1. .      250.1      250.1       19.9              19.9


Derivatives assets
 (liabilities) relating
   to: --Note 8. . . . .
   Futures contracts. . .       0.6        0.6      (0.5)             (0.5)
   Interest rate swaps. .        --       11.5         --            (17.7)
   Currency rate swaps. .        --      (1.6)         --             (3.3)
   Interest rate caps. .        5.6        5.6        3.1               3.1



LIABILITIES

   Commitments--Note 10.         --       19.4         --              32.1

  The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

12. SUBSEQUENT EVENTS

REORGANIZATION AND INITIAL PUBLIC OFFERING

  Pursuant to a Plan of Reorganization approved by the policyholders of John Hancock and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company.

 In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

13. IMPACT OF YEAR 2000 (UNAUDITED)

  The Company participated in the Year 2000 remediation project of its parent, John Hancock. By late 1999, John Hancock and the Company completed their Year 2000 readiness plan to address issues that could result from computer programs written using two digits to define the applicable year rather than four to define the applicable year and century. As a result, John Hancock and the Company were prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, John Hancock and the Company implemented and monitored their millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

  Since January 3, 2000, the information systems, including mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on operations, have functioned properly. In addition, neither John Hancock nor the Company have experienced any significant Year 2000 issues related to interactions with material business partners. No disruptions have occurred which impact John Hancock or the Company's ability to process claims, update customer accounts, process financial transactions, or report accurate data to management and no business interruptions due to Year 2000 issues have been experienced. While John Hancock and the Company continue to monitor their systems, and those of material business partners, closely to ensure that no unexpected Year 2000 issues develop, neither John Hancock nor the Company have reason to expect any such issues.

  The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, John Hancock has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, John Hancock has incurred and expensed approximately $47.0 million in external costs for the project. John Hancock's estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $70 to $72.5 million. John Hancock's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

                         UNAUDITED FINANCIAL STATEMENTS

                                       FOR

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                              SECOND QUARTER 2000

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                  JUNE 30, 2000


                                                   INTERNATIONAL
                         LARGE CAP      ACTIVE        EQUITY        SMALL CAP
                           GROWTH        BOND          INDEX          GROWTH
                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                        ------------  -----------  -------------  --------------
ASSETS

Cash  . . . . . . . .   $         --  $        --   $        --    $         --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series

 Trust I, at value  .    139,955,553   35,417,027    34,419,184      38,614,519
Investments in shares
 of portfolios of M

 Fund Inc., at value              --           --            --              --
Receivable from:
 John Hancock Variable

  Series Trust I  . .          8,252      209,538        63,374               0
 M Fund Inc.  . . . .             --           --            --              --
                        ------------  -----------   -----------    ------------
Total assets  . . . .    139,963,805   35,626,565    34,482,558      38,614,519
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company . . . . . .          1,113          213           286             354
 M Fund Inc.  . . . .             --           --            --              --
Asset charges payable             --           --            --              --
                        ------------  -----------   -----------    ------------
Total liabilities . .          1,113          213           286             354
                        ------------  -----------   -----------    ------------
Net assets  . . . . .   $139,962,692  $35,626,352   $34,482,272    $ 38,614,165
                        ============  ===========   ===========    ============


                             GLOBAL      MID CAP     LARGE CAP       MONEY
                            BALANCED     GROWTH        VALUE         MARKET
                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                           ----------  -----------  -----------    ----------
ASSETS

Cash . . . . . . . . . .   $       --  $        --  $        --   $         --
Investments in shares of
 portfolios of John
 Hancock Variable Series

 Trust I, at value . . .    5,203,893   66,875,138   30,925,488    106,126,654
Investments in shares of
 portfolios of M Fund
 Inc., at value . . . . .          --           --           --             --
Receivable from:
 John Hancock Variable

  Series Trust I . . . .       11,430            0       40,214         55,584
 M Fund Inc. . . . . . .           --           --           --             --
                           ----------  -----------  -----------   ------------
Total assets . . . . . .    5,215,323   66,875,138   30,965,702    106,182,238
LIABILITIES
Payable to:

 John Hancock Variable

  Life Insurance Company           48          604          267          2,853
 M Fund Inc. . . . . . .           --           --           --             --
Asset charges payable . .          --           --           --             --
                           ----------  -----------  -----------   ------------
Total liabilities . . . .          48          604          267          2,853
                           ----------  -----------  -----------   ------------
Net assets . . . . . . .   $5,215,275  $66,874,534  $30,965,435   $106,179,385
                           ==========  ===========  ===========   ============

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                  JUNE 30, 2000


                          MID CAP             SMALL/MIDCAP           REAL ESTATE     GROWTH &
                           VALUE                 GROWTH                EQUITY         INCOME
                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT     SUBACCOUNT
                         ----------           ------------           -----------   -----------
ASSETS

Cash. . . . . . . . .   $         --              $              --  $        --   $         --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series

 Trust I, at value. .     20,720,541                      9,664,300   19,827,328    209,587,121
Investments in shares
 of portfolios of M

 Fund Inc., at value.             --                             --           --             --
Receivable from:
 John Hancock Variable

  Series Trust I. . .         14,784                             --           --        141,635
 M Fund Inc.. . . . .             --                             --           --             --
                        ------------  -----------------------------  -----------   ------------
Total assets. . . . .     20,735,325                      9,664,300   19,827,328    209,728,756
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company . . . . . .            189                             93          160          2,206
 M Fund Inc.. . . . .             --                             --           --             --
Asset charges payable             --                             --           --             --
                        ------------  -----------------------------  -----------   ------------
Total liabilities . .            189                             93          160          2,206
                        ------------  -----------------------------  -----------   ------------
Net assets. . . . . .   $ 20,735,136              $       9,664,207  $19,827,168   $209,726,550
                        ============  =============================  ===========   ============


                                                                          SHORT-TERM                    SMALL CAP    INTERNATIONAL
                                                    MANAGED                  BOND                         VALUE      OPPORTUNITIES
                                                  SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT     SUBACCOUNT
                                                  ----------              ----------                   ----------    -------------
ASSETS

Cash. . . . . . . . . . . . . . . . . . . .          $         --            $           --            $        --    $        --
Investments in shares of portfolios of John
 Hancock Variable Series

 Trust I, at value. . . . . . . . . . . . .           129,010,254                14,876,205             23,028,226     40,698,659
Investments in shares of portfolios of M
 Fund Inc., at value. . . . . . . . . . . .                    --                        --                     --             --
Receivable from:
 John Hancock Variable Series Trust I . . .               306,228                    76,873                 29,212         32,651
 M Fund Inc.. . . . . . . . . . . . . . . .                    --                        --                     --             --
                                              -------------------  ------------------------            -----------    -----------
Total assets. . . . . . . . . . . . . . . .           129,316,482                14,953,078             23,057,438     40,731,310
LIABILITIES
Payable to:

 John Hancock Variable Life Insurance

  Company . . . . . . . . . . . . . . . . .                 1,865                        88                    231            358
 M Fund Inc.. . . . . . . . . . . . . . . .                    --                        --                     --             --
Asset charges payable . . . . . . . . . . .                    --                        --                     --             --
                                              -------------------  ------------------------            -----------    -----------
Total liabilities . . . . . . . . . . . . .                 1,865                        88                    231            358
                                              -------------------  ------------------------            -----------    -----------
Net assets. . . . . . . . . . . . . . . . .          $129,314,617            $   14,952,990            $23,057,207    $40,730,952
                                              ===================  ========================            ===========    ===========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                  JUNE 30, 2000


                                                     TURNER         BRANDES
                            EQUITY       GLOBAL       CORE       INTERNATIONAL
                            INDEX         BOND       GROWTH         EQUITY
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                          ----------   ----------  ----------     ----------
ASSETS

Cash . . . . . . . . .   $         --  $       --  $        --    $        --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series

 Trust I, at value . .    172,410,513   6,753,777   19,350,682     24,763,277
Investments in shares
 of portfolios of M

 Fund Inc., at value .             --          --           --             --
Receivable from: . . .             --          --
 John Hancock Variable

  Series Trust I . . .        108,870      29,165           --             --
 M Fund Inc. . . . . .             --          --           --             --
                         ------------  ----------  -----------    -----------
Total assets . . . . .    172,519,383   6,782,942   19,350,682     24,763,277
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company. . . . . . .          1,345          67          115            126
 M Fund Inc. . . . . .             --          --           --             --
Asset charges payable.             --          --           --             --
                         ------------  ----------  -----------    -----------
Total liabilities. . .          1,345          67          115            126
                         ------------  ----------  -----------    -----------
Net assets . . . . . .   $172,518,038  $6,782,875  $19,350,567    $24,763,151
                         ============  ==========  ===========    ===========


                                                     FRONTIER      CLIFTON     EMERGING                 INTERNATIONAL
                                                     CAPITAL      ENHANCED     MARKETS                  OPPORTUNITIES
                                                   APPRECIATION  U.S. EQUITY    EQUITY                       II
                                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT                 SUBACCOUNT
                                                   ------------  -----------  ----------                -------------
ASSETS

Cash . . . . . . . . . . . . . . . . . . . . . .   $        --   $       --   $       --   $                                    --
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value . . .    21,071,755    9,661,917    6,102,393                                 1,310,825
Investments in shares of portfolios of M Fund
 Inc., at value. . . . . . . . . . . . . . . . .            --           --           --                                        --
Receivable from:
 John Hancock Variable Series Trust I. . . . . .            --           --           --                                       909
 M Fund Inc. . . . . . . . . . . . . . . . . . .            --           --           --                                        --
                                                   -----------   ----------   ----------   ---------------------------------------
Total assets . . . . . . . . . . . . . . . . . .    21,071,755    9,661,917    6,102,393                                 1,311,734
LIABILITIES
Payable to:

 John Hancock Variable Life Insurance Company. .           112           43           58                                        16
 M Fund Inc. . . . . . . . . . . . . . . . . . .            --           --           --                                        --
Asset charges payable. . . . . . . . . . . . . .            --           --           --                                        --
                                                   -----------   ----------   ----------   ---------------------------------------
Total liabilities. . . . . . . . . . . . . . . .           112           43           58                                        16
                                                   -----------   ----------   ----------   ---------------------------------------
Net assets . . . . . . . . . . . . . . . . . . .   $21,071,643   $9,661,874   $6,102,235   $                             1,311,718
                                                   ===========   ==========   ==========   =======================================

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                                  JUNE 30, 2000


                                                          HIGH             FUNDAMENTAL
                           BOND     SMALL/MID            YIELD               MID CAP
                          INDEX      CAP CORE             BOND               GROWTH
                        SUBACCOUNT  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                        ----------  ----------         ----------          -----------
ASSETS

Cash. . . . . . . . .   $       --  $       --           $            --    $     --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series

 Trust I, at value. .    7,579,153   1,409,959                 4,035,963      20,405
Investments in shares
 of portfolios of M

 Fund Inc., at value.           --          --                        --
Receivable from:
 John Hancock Variable

  Series Trust I. . .       41,425       2,129                    27,597          --
 M Fund Inc.. . . . .           --          --                        --
                        ----------  ----------  ------------------------    --------
Total assets. . . . .    7,620,578   1,412,088                 4,063,560      20,405
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company . . . . . .           69          13                        37          --
 M Fund Inc.. . . . .           --          --                        --          --
Asset charges payable           --          --                        --          --
                        ----------  ----------  ------------------------    --------
Total liabilities . .           69          13                        37          --
                        ----------  ----------  ------------------------    --------
Net assets. . . . . .   $7,620,509  $1,412,075           $     4,063,523    $`20,405
                        ==========  ==========  ========================    ========


                                       NEW       FIDELITY    FIDELITY
                         AIM V.I.   DISCOVERY      VIP        VIP II       TEMPLETON
                          VALUE       SERIES    CONTRAFUND    GROWTH     INTERNATIONAL
                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        ----------  ----------  ----------  ----------   -------------
ASSETS

Cash. . . . . . . . .    $    --     $     --    $    --     $    --       $     --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at

 value. . . . . . . .     99,180      322,881     20,127      79,989        150,853
Investments in shares
 of portfolios of M
 Fund Inc., at value.         --           --         --          --             --
Receivable from:
 John Hancock Variable

  Series Trust I. . .         --           --         --          --             --
 M Fund Inc.. . . . .         --           --         --          --             --
                         -------     --------    -------     -------       --------
Total assets. . . . .     99,180      322,881     20,127      79,989        150,853
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company . . . . . .          1            2         --           1              1
 M Fund Inc.. . . . .         --           --         --          --             --
Asset charges payable         --           --         --          --             --
                         -------     --------    -------     -------       --------
Total liabilities . .          1            2         --           1              1
                         -------     --------    -------     -------       --------
Net assets. . . . . .    $99,179     $322,879    $20,127     $79,988       $150,852
                         =======     ========    =======     =======       ========

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                        YEARS AND PERIODS ENDED JUNE 30,



                                                       LARGE CAP GROWTH SUBACCOUNT
                                                  ---------------------------------------
                                                     2000          1999          1998
                                                  ------------  ------------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $   151,072   $17,558,034   $ 6,312,073
 M Fund Inc.  . . . . . . . . . . . . . . . . .            --            --            --
                                                  -----------   -----------   -----------
Total investment income . . . . . . . . . . . .       151,072    17,558,034     6,312,073
Expenses:
 Mortality and expense risks  . . . . . . . . .       225,388       324,595       168,652
                                                  -----------   -----------   -----------
Net investment income (loss)  . . . . . . . . .       (74,316)   17,233,439     6,143,421
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . . . .     2,734,096     5,003,007     1,750,881
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .     4,426,209    (2,053,672)    8,041,022
                                                  -----------   -----------   -----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .     7,160,305     2,949,335     9,791,903
                                                  -----------   -----------   -----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $ 7,085,989   $20,182,774   $15,935,324
                                                  ===========   ===========   ===========
                                                          ACTIVE BOND SUBACCOUNT
                                                  --------------------------------------
                                                     2000          1999           1998
                                                  ------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $ 1,067,381   $ 2,851,613    $2,190,901
 M Fund Inc.  . . . . . . . . . . . . . . . . .            --            --            --
                                                  -----------   -----------    ----------
Total investment income . . . . . . . . . . . .     1,067,381     2,851,613     2,190,901
Expenses:
 Mortality and expense risks  . . . . . . . . .        51,193       126,407        93,556
                                                  -----------   -----------    ----------
Net investment income (loss)  . . . . . . . . .     1,016,188     2,725,206     2,097,345
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . . . .      (874,542)   (1,391,910)      185,230
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       952,272    (1,837,190)     (378,058)
                                                  -----------   -----------    ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .        77,730    (3,229,100)     (192,828)
                                                  -----------   -----------    ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $ 1,093,918   $  (503,894)   $1,904,517
                                                  ===========   ===========    ==========


                                                  INTERNATIONAL EQUITY INDEX SUBACCOUNT         SMALL CAP GROWTH SUBACCOUNT
                                                  --------------------------------------   -------------------------------------
                                                      2000          1999         1998         2000          1999          1998
                                                  -------------  -----------  -----------  ------------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $   296,545    $  936,475   $1,930,710   $        --   $ 3,697,955   $       --
 M Fund Inc.  . . . . . . . . . . . . . . . . .            --            --           --            --            --           --
                                                  -----------    ----------   ----------   -----------   -----------   ----------
Total investment income (loss)  . . . . . . . .       296,545       936,475    1,930,710            --     3,697,955           --
Expenses:
 Mortality and expense risks  . . . . . . . . .        62,937        81,058       45,651        72,582        60,221       22,593
                                                  -----------    ----------   ----------   -----------   -----------   ----------
Net investment income (loss)  . . . . . . . . .       233,608       855,417    1,885,059       (72,582)    3,637,734      (22,593)
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains . . . . . . . . . . . . . .     1,515,308       753,750      152,030     4,544,105     2,548,944       58,729
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .    (3,395,800)    4,871,167       78,480    (3,503,834)    3,920,455    1,070,805
                                                  -----------    ----------   ----------   -----------   -----------   ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .    (1,880,492)    5,624,917      230,510     1,040,271     6,469,399    1,129,534
                                                  -----------    ----------   ----------   -----------   -----------   ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $(1,646,884)   $6,480,334   $2,115,569   $   967,689   $10,107,133   $1,106,941
                                                  ===========    ==========   ==========   ===========   ===========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                             GLOBAL BALANCED SUBACCOUNT              MID CAP GROWTH SUBACCOUNT
                        -------------------------------------  --------------------------------------
                          2000         1999          1998          2000          1999          1998
                        ----------  -----------  ------------  -------------  -----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $  63,243   $  372,766   $    185,760  $         --   $ 6,491,783   $1,114,374
 M Fund Inc.  . . . .          --           --             --            --            --           --
                        ---------   ----------   ------------  ------------   -----------   ----------
Total investment

 income . . . . . . .      63,243      372,766        185,760            --     6,491,783    1,114,374
Expenses:
 Mortality and expense

  risks . . . . . . .       8,184       13,792          9,687       135,550       102,248       26,123
                        ---------   ----------   ------------  ------------   -----------   ----------
Net investment income

 (loss) . . . . . . .      55,059      358,974        176,073      (135,550)    6,389,535    1,088,251
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .    (123,229)      15,640         24,206     8,716,345     5,188,018      599,619
 Net unrealized
  appreciation
  (depreciation)

  during the period .    (109,231)    (173,912)       147,461   (13,790,389)   15,078,681    1,184,263
                        ---------   ----------   ------------  ------------   -----------   ----------
Net realized and
 unrealized gain
 (loss)
 on investments . . .    (232,460)    (158,272)       171,667   (5,074,044)    20,266,699    1,783,882
                        ---------   ----------   ------------  ------------   -----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(177,401)  $  200,702   $    347,740  $(5,209,594)   $26,656,234   $2,872,133
                        =========   ==========   ============  ============   ===========   ==========


                            LARGE CAP VALUE SUBACCOUNT              MONEY MARKET SUBACCOUNT
                        -------------------------------------  ----------------------------------
                          2000          1999          1998        2000        1999         1998
                        -----------  ------------  ----------  ----------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $ 329,521    $ 1,809,072   $  797,874  $2,267,940  $3,279,928   $1,854,829
 M Fund Inc.  . . . .          --             --           --          --          --           --
                        ---------    -----------   ----------  ----------  ----------   ----------
Total investment

 income . . . . . . .     329,521      1,809,072      797,874   2,267,940   3,279,928    1,854,829
Expenses:
 Mortality and expense

  risks . . . . . . .      51,584         88,877       41,415     158,685     291,398      167,813
                        ---------    -----------   ----------  ----------  ----------   ----------
Net investment income     277,937      1,720,195      756,459   2,109,255   2,988,530    1,687,016
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .    (232,676)       705,454      330,827          --          --           --
 Net unrealized
  appreciation
  (depreciation)

  during the period .    (596,463)    (2,181,112)     145,355          --          --           --
                        ---------    -----------   ----------  ----------  ----------   ----------
Net realized and
 unrealized gain
 (loss)
 on investments . . .    (829,139)    (1,475,658)     476,182          --          --           --
                        ---------    -----------   ----------  ----------  ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(551,202)   $   244,537   $1,232,641  $2,109,255  $2,988,530   $1,687,016
                        =========    ===========   ==========  ==========  ==========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                                        MID CAP VALUE SUBACCOUNT             SMALL/MID CAP GROWTH SUBACCOUNT
                                                  ------------------------------------   ----------------------------------------
                                                     2000        1999         1998          2000          1999            1998
                                                  ----------  -----------  ------------  -----------  -------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $   45,440  $  110,190   $   120,469   $       --   $  1,421,656    $    142,469
 M Fund Inc.  . . . . . . . . . . . . . . . . .           --          --            --           --             --              --
                                                  ----------  ----------   -----------   ----------   ------------    ------------
Total investment income (loss)  . . . . . . . .       45,440     110,190       120,469           --      1,421,656         142,469
Expenses:
 Mortality and expense risks  . . . . . . . . .       39,462      68,611        45,020       18,930         32,995          34,432
                                                  ----------  ----------   -----------   ----------   ------------    ------------
Net investment income (loss)  . . . . . . . . .        5,978      41,579        75,449      (18,930)     1,388,661         108,037
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . . . .      783,358    (860,332)     (538,516)    (567,320)        13,375         232,246
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .      289,049   1,757,919      (830,390)   1,251,426     (1,001,208)        236,333
                                                  ----------  ----------   -----------   ----------   ------------    ------------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .    1,072,407     897,587    (1,368,906)     684,106       (987,833)        468,579
                                                  ----------  ----------   -----------   ----------   ------------    ------------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $1,078,385  $  939,166   $(1,293,457)  $  665,176   $    400,828    $    576,616
                                                  ==========  ==========   ===========   ==========   ============    ============


                                                      REAL ESTATE EQUITY SUBACCOUNT             GROWTH & INCOME SUBACCOUNT
                                                  -------------------------------------   ---------------------------------------
                                                     2000        1999          1998          2000          1999           1998
                                                  -----------  ----------  -------------  ------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $  324,574   $ 544,845   $    305,783   $ 1,040,920   $23,565,679    $ 9,266,175
 M Fund Inc.  . . . . . . . . . . . . . . . . .           --          --             --            --            --             --
                                                  ----------   ---------   ------------   -----------   -----------    -----------
Total investment income . . . . . . . . . . . .      324,574     544,845        305,783     1,040,920    23,565,679      9,266,175
Expenses:
 Mortality and expense risks  . . . . . . . . .       20,547      29,468         22,716       442,927       715,377        290,361
                                                  ----------   ---------   ------------   -----------   -----------    -----------
Net investment income . . . . . . . . . . . . .      304,027     515,377        283,067       597,993    22,850,302      8,975,814
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . . . .       (9,406)   (735,504)      (454,979)    1,331,371     6,207,253      2,061,212
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .    1,465,596      80,925       (698,676)   (3,257,862)   (5,814,839)     7,759,307
                                                  ----------   ---------   ------------   -----------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .    1,456,190    (654,579)    (1,153,655)   (1,926,491)      392,414      9,820,519
                                                  ----------   ---------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $1,760,217   $(139,202)  $   (870,588)  $(1,328,498)  $23,242,716    $18,796,333
                                                  ==========   =========   ============   ===========   ===========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                 MANAGED SUBACCOUNT                 SHORT-TERM BOND SUBACCOUNT
                        -------------------------------------  ------------------------------------
                           2000         1999          1998        2000          1999         1998
                        -----------  ------------  ----------  ------------  -----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $1,918,560   $11,251,980   $3,606,186  $   433,130   $  957,614    $ 977,164
 M Fund Inc.  . . . .           --            --           --           --           --           --
                        ----------   -----------   ----------  -----------   ----------    ---------
Total investment

 income . . . . . . .    1,918,560    11,251,980    3,606,186      433,130      957,614      977,164
Expenses:
 Mortality and expense

  risks . . . . . . .      340,006       495,544      121,905       19,435       50,128       50,947
                        ----------   -----------   ----------  -----------   ----------    ---------
Net investment income    1,578,554    10,756,436    3,484,281      413,695      907,486      926,217
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     (259,619)    2,233,258      278,186     (190,959)    (441,667)      24,740
 Net unrealized
  appreciation
  (depreciation)

  during the period .     (110,575)   (6,419,069)   1,791,231      169,777      (85,754)    (136,999)
                        ----------   -----------   ----------  -----------   ----------    ---------
Net realized and
 unrealized gain

 (loss) on investments    (370,194)   (4,185,811)   2,069,417      (21,182)    (527,421)    (112,259)
                        ----------   -----------   ----------  -----------   ----------    ---------
Net increase in net
 assets resulting from
 operations . . . . .   $1,208,360   $ 6,570,625   $5,553,698  $   392,513   $  380,065    $ 813,958
                        ==========   ===========   ==========  ===========   ==========    =========


                                                                 INTERNATIONAL OPPORTUNITIES
                            SMALL CAP VALUE SUBACCOUNT                   SUBACCOUNT
                        ----------------------------------   ------------------------------------
                          2000        1999         1998         2000          1999         1998
                        ---------  -----------  -----------  ------------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $ 183,706  $  409,324   $   47,350   $   147,896   $2,096,195   $  103,399
 M Fund Inc.  . . . .          --          --           --            --           --           --
                        ---------  ----------   ----------   -----------   ----------   ----------
Total investment

 income . . . . . . .     183,706     409,324       47,350       147,896    2,096,195      103,399
Expenses:
 Mortality and expense

  risks . . . . . . .      42,741      64,613       33,335        70,749       90,191       50,003
                        ---------  ----------   ----------   -----------   ----------   ----------
Net investment income     140,965     344,711       14,015        77,147    2,006,004       53,396
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .      45,176    (979,002)      (9,919)    2,289,932    1,907,809      191,495
 Net unrealized
  appreciation
  (depreciation)

  during the period .     151,771     325,684     (523,693)   (3,683,990)   3,818,953    1,108,416
                        ---------  ----------   ----------   -----------   ----------   ----------
Net realized and
 unrealized gain

 (loss) on investments    196,947    (653,318)    (533,612)   (1,394,058)   5,726,762    1,299,911
                        ---------  ----------   ----------   -----------   ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 337,912  $ (308,607)  $ (519,597)  $(1,316,911)  $7,732,766   $1,353,307
                        =========  ==========   ==========   ===========   ==========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                              EQUITY INDEX SUBACCOUNT               GLOBAL BOND SUBACCOUNT
                        -------------------------------------  ----------------------------------
                           2000          1999         1998        2000         1999         1998
                        ------------  -----------  ----------  -----------  -----------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $   896,990   $ 5,839,023  $1,337,750  $  111,426   $  460,088    $303,545
 M Fund Inc.  . . . .            --            --          --          --           --          --
                        -----------   -----------  ----------  ----------   ----------    --------
Total investment

 income . . . . . . .       896,990     5,839,023   1,337,750     111,426      460,088     303,545
Expenses:
 Mortality and expense

  risks . . . . . . .       289,729       335,573     126,021      15,928       35,321      19,894
                        -----------   -----------  ----------  ----------   ----------    --------
Net investment income       607,261     5,503,450   1,211,729      95,498      424,767     283,651
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     3,352,907     7,681,081     691,270    (278,305)    (204,675)     81,659
 Net unrealized
  appreciation
  (depreciation)

  during the period .    (4,597,742)    4,678,509   6,098,919     387,581     (433,526)     43,608
                        -----------   -----------  ----------  ----------   ----------    --------
Net realized and
 unrealized gain
 (loss)
 on investments . . .    (1,244,835)   12,359,590   6,790,189     109,276     (638,201)    125,267
                        -----------   -----------  ----------  ----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $  (637,574)  $17,863,040  $8,001,918  $  204,774   $ (213,434)   $408,918
                        ===========   ===========  ==========  ==========   ==========    ========


                                                                 BRANDES INTERNATIONAL
                          TURNER CORE GROWTH SUBACCOUNT            EQUITY SUBACCOUNT
                        ----------------------------------  --------------------------------
                           2000          1999       1998       2000        1999        1998
                        ------------  ----------  --------  ----------  ----------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $   221,603   $1,349,358  $     --  $  306,598  $  549,978   $     --
 M Fund Inc.  . . . .            --           --    84,940          --          --    358,080
                        -----------   ----------  --------  ----------  ----------   --------
Total investment

 income . . . . . . .       221,603    1,349,358    84,940     306,598     549,978    358,080
Expenses:
 Mortality and expense

  risks . . . . . . .        38,241       33,920     7,737      28,784      34,297     14,434
                        -----------   ----------  --------  ----------  ----------   --------
Net investment income       183,362    1,315,438    77,203     277,814     515,681    343,646
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains .     2,411,545    1,038,462   156,278     181,342     507,727     89,337
 Net unrealized
  appreciation
  (depreciation)

  during the period .    (1,758,048)   1,626,646   562,620     784,685   3,486,097     91,915
                        -----------   ----------  --------  ----------  ----------   --------
Net realized and
 unrealized gain on
 investments. . . . .       653,497    2,665,108   718,898     966,027   3,993,824    181,252
                        -----------   ----------  --------  ----------  ----------   --------
Net increase in net
 assets resulting from
 operations . . . . .   $   836,859   $3,980,546  $796,101  $1,243,841  $4,509,505   $524,898
                        ===========   ==========  ========  ==========  ==========   ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                           FRONTIER CAPITAL APPRECIATION      CLIFTON ENHANCED U.S. EQUITY
                                    SUBACCOUNT                         SUBACCOUNT
                        -----------------------------------   ------------------------------
                           2000          1999       1998        2000        1999       1998
                        ------------  ----------  ----------  ----------  --------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $   565,927   $  487,465  $      --   $ 253,050   $532,067   $     --
 M Fund Inc.  . . . .            --           --     34,738          --         --     72,302
                        -----------   ----------  ---------   ---------   --------   --------
Total investment

 income . . . . . . .       565,927      487,465     34,738     253,050    532,067     72,302
Expenses:
 Mortality and expense

  risks . . . . . . .        32,774       37,471     24,841      11,633     13,930      4,069
                        -----------   ----------  ---------   ---------   --------   --------
Net investment income       533,153      449,994      9,897     241,417    518,137     68,233
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     3,686,537      624,068   (445,752)    105,370    264,436     87,723
 Net unrealized
  appreciation
  (depreciation)

  during the period .    (2,068,274)   3,431,408    432,064    (545,352)   151,562     89,677
                        -----------   ----------  ---------   ---------   --------   --------
Net realized and
 unrealized gain

 (loss) on investments    1,618,263    4,055,476    (13,688)   (439,982)   415,998    177,400
                        -----------   ----------  ---------   ---------   --------   --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 2,151,416   $4,505,470  $  (3,791)  $(198,565)  $934,135   $245,633
                        ===========   ==========  =========   =========   ========   ========


                                EMERGING MARKETS EQUITY             INTERNATIONAL OPPORTUNITIES II
                                      SUBACCOUNT                              SUBACCOUNT
                        ---------------------------------------   ----------------------------------
                            2000           1999        1998*        2000         1999        1998*
                        --------------  -----------  -----------  ----------  ----------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $           --  $   137,724  $      522   $  14,069   $    6,063   $      491
 M Fund Inc.  . . . .              --            --          --          --           --           --
                        -------------   -----------  ----------   ---------   ----------   ----------
Total investment

 income . . . . . . .              --       137,724         522      14,069        6,063          491
Expenses:
 Mortality and expense

  risks . . . . . . .          12,643         5,465         387       2,617        1,859          339
                        -------------   -----------  ----------   ---------   ----------   ----------
Net investment income

 (loss) . . . . . . .         (12,643)      132,259         135      11,452        4,204          152
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .        (101,200)      663,998     (45,975)     20,107       82,873      (21,835)
 Net unrealized
  appreciation
  (depreciation)

  during the period .        (287,458)      432,248       2,289     (56,174)      47,295        4,812
                        -------------   -----------  ----------   ---------   ----------   ----------
Net realized and
 unrealized gain

 (loss) on investments       (388,658)    1,096,246     (43,686)    (36,067)     130,168      (17,023)
                        -------------   -----------  ----------   ---------   ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $    (401,301)  $ 1,228,505  $  (43,551)  $ (24,615)  $  134,372   $  (16,871)
                        =============   ===========  ==========   =========   ==========   ==========

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                                                       SMALL/MID

                                  BOND INDEX                         CAP CORE
                                  SUBACCOUNT                        SUBACCOUNT
                        -------------------------------   ------------------------------
                          2000       1999       1998*       2000       1999       1998*
                        ---------  ----------  ---------  ---------  ---------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $206,555   $ 140,772   $ 23,842   $  2,253   $ 54,784    $     --
 M Fund Inc.  . . . .         --          --         --         --         --          --
                        --------   ---------   --------   --------   --------    --------
Total investment

 income . . . . . . .    206,555     140,772     23,842      2,253     54,784          --
Expenses:
 Mortality and expense

  risks . . . . . . .     12,909      10,636        937      2,315      2,073         535
                        --------   ---------   --------   --------   --------    --------
Net investment income

 (loss) . . . . . . .    193,646     130,136     22,905        (62)    52,711        (535)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .    (54,090)   (104,174)     1,002     84,929     65,733     (25,196)
 Net unrealized
  appreciation
  (depreciation)
  during

  the period  . . . .     65,510     (78,192)   (10,217)   (10,858)   (10,735)     18,718
                        --------   ---------   --------   --------   --------    --------
Net realized and
 unrealized gain

 (loss) on investments    11,420    (182,366)    (9,215)    74,071     54,998      (6,478)
                        --------   ---------   --------   --------   --------    --------
Net increase
 (decrease) in net
 assets resulting
 from operations  . .   $205,066   $ (52,230)  $ 13,690   $ 74,009   $107,709    $ (7,013)
                        ========   =========   ========   ========   ========    ========


                                                                     FUNDAMENTAL

                                     HIGH YIELD BOND            MID CAP GROWTH
                                       SUBACCOUNT                 SUBACCOUNT
                             --------------------------------   --------------
                               2000        1999       1998*          2000
                             ----------  ----------  --------  ----------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I . . . . .   $ 163,403   $ 352,641   $ 88,721        $ --
 M Fund Inc. . . . . . . .          --          --         --          --
                             ---------   ---------   --------        ----
Total investment income  .     163,403     352,641     88,721          --
Expenses:
 Mortality and expense

  risks. . . . . . . . . .       7,445      12,206      1,962           1
                             ---------   ---------   --------        ----
Net investment income

 (loss). . . . . . . . . .     155,958     340,435     86,759         (1)
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gains
  (losses) . . . . . . . .    (100,732)     42,365     64,824          --
 Net unrealized
  appreciation
  (depreciation) during the
  period . . . . . . . . .    (131,236)   (139,659)   149,416         877
                             ---------   ---------   --------        ----
Net realized and unrealized
 gain (loss) on investments   (231,968)    (97,294)   214,240         877
                             ---------   ---------   --------        ----
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . .   $ (76,010)  $ 243,141   $300,999        $876
                             =========   =========   ========        ====

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                       NEW       FIDELITY
                         AIM V.I.   DISCOVERY     VIP II     FIDELITY      TEMPLETON
                          VALUE       SERIES    CONTRAFUND  VIP GROWTH   INTERNATIONAL
                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        ----------  ----------  ----------  ----------   -------------
                           2000        2000        2000        2000          2000
                        ----------  ----------  ----------  ----------  ---------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .    $    --     $    --     $    --     $   --         $   --
 M Fund Inc.  . . . .         --          --          --         --             --
                         -------     -------     -------     ------         ------
Total investment

 income . . . . . . .         --          --          --         --             --
Expenses:
 Mortality and expense

  risks . . . . . . .         33          84           6         32             17
                         -------     -------     -------     ------         ------
Net investment income

 (loss) . . . . . . .        (33)        (84)         (6)       (32)           (17)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     (2,026)          6      (3,386)         7            612
 Net unrealized
  appreciation
  (depreciation)
  during

  the period  . . . .     (2,289)     28,003         134      4,523          2,513
                         -------     -------     -------     ------         ------
Net realized and
 unrealized gain

 (loss) on investments    (4,315)     28,009      (3,252)     4,530          3,125
                         -------     -------     -------     ------         ------
Net increase
 (decrease) in net
 assets resulting
 from operations  . .    $(4,348)    $27,925     $(3,258)    $4,498         $3,108
                         =======     =======     =======     ======         ======

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                        YEARS AND PERIODS ENDED JUNE 30,



                                                LARGE CAP GROWTH SUBACCOUNT                     ACTIVE BOND SUBACCOUNT
                                         ------------------------------------------   ------------------------------------------
                                             2000           1999           1998           2000           1999            1998
                                         -------------  -------------  -------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $    (74,316)  $ 17,233,439   $  6,143,421   $  1,016,188   $  2,725,206    $  2,097,345
 Net realized gains (losses) . . . . .      2,734,096      5,003,007      1,750,881       (874,542)    (1,391,910)        185,230
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . . . . .      4,426,209     (2,053,672)     8,041,022        952,272     (1,837,190)       (378,058)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      7,085,989     20,182,774     15,935,324      1,093,918       (503,894)      1,904,517
From policyholder transactions:
 Net premiums from

  policyholders  . . . . . . . . . . .     52,259,426     75,667,981     29,859,648     14,410,782     74,595,720      38,567,292
 Net benefits to policyholders . . . .    (34,904,274)   (45,347,424)   (13,281,028)   (18,199,821)   (68,312,320)    (27,391,317)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .     17,355,152     30,320,557     16,578,620     (3,789,039)     6,283,400      11,175,975
                                         ------------   ------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
 assets  . . . . . . . . . . . . . . .     24,441,141     50,503,331     32,513,944     (2,695,121)     5,779,506      13,080,492
Net assets at beginning of period  . .    115,521,551     65,018,220     32,504,276     38,321,473     32,541,967      19,461,475
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period  . . . . .   $139,962,692   $115,521,551   $ 65,018,220   $ 35,626,352   $ 38,321,473    $ 32,541,967
                                         ============   ============   ============   ============   ============    ============


                                           INTERNATIONAL EQUITY INDEX SUBACCOUNT            SMALL CAP GROWTH SUBACCOUNT
                                         -----------------------------------------   -----------------------------------------
                                             2000           1999          1998           2000           1999           1998
                                         -------------  -------------  ------------  -------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $    233,608   $    855,417   $ 1,885,059   $    (72,582)  $  3,637,734    $   (22,593)
 Net realized gains  . . . . . . . . .      1,515,308        753,750       152,030      4,544,105      2,548,944         58,729
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . . . . .     (3,395,800)     4,871,167        78,480     (3,503,834)     3,920,455      1,070,805
                                         ------------   ------------   -----------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . .     (1,646,884)     6,480,334     2,115,569        967,689     10,107,133      1,106,941
From policyholder transactions:
 Net premiums from

  policyholders  . . . . . . . . . . .     42,506,597     53,332,374    10,034,119     58,788,952     52,637,861     12,088,047
 Net benefits to policyholders . . . .    (39,576,115)   (39,209,664)   (8,344,107)   (52,165,304)   (40,800,272)    (6,621,834)
                                         ------------   ------------   -----------   ------------   ------------    -----------
Net increase in net assets resulting
 from policyholder transactions  . . .      2,930,482     14,122,710     1,690,012      6,632,648     11,837,589      5,466,213
                                         ------------   ------------   -----------   ------------   ------------    -----------
Net increase in net assets . . . . . .      1,283,598     20,603,044     3,805,581      7,591,337     21,944,722      6,573,154
Net assets at beginning of period  . .     33,198,674     12,595,630     8,790,049     31,022,828      9,078,106      2,504,952
                                         ------------   ------------   -----------   ------------   ------------    -----------
Net assets at end of period  . . . . .   $ 34,482,272   $ 33,198,674   $12,595,630   $ 38,614,165   $ 31,022,828    $ 9,078,106
                                         ============   ============   ===========   ============   ============    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                               GLOBAL BALANCED SUBACCOUNT
                                        -----------------------------------------
                                            2000           1999          1998
                                        -------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . .   $     55,059   $    358,974   $   176,073
 Net realized gains (losses)  . . . .       (123,229)        15,640        24,206
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . . . . .       (109,231)      (173,912)      147,461
                                        ------------   ------------   -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . .       (177,401)       200,702       347,740
From policyholder transactions:
 Net premiums from policyholders  . .      2,921,405      6,295,052     3,163,316
 Net benefits to policyholders  . . .     (2,120,585)    (5,007,225)   (1,882,974)
                                        ------------   ------------   -----------
Net increase in net assets resulting
 from policyholder transactions . . .        800,820      1,287,827     1,280,342
                                        ------------   ------------   -----------
Net increase in net assets  . . . . .        623,419      1,488,529     1,628,082
Net assets at beginning of period . .      4,591,856      3,103,327     1,475,245
                                        ------------   ------------   -----------
Net assets at end of period . . . . .   $  5,215,275   $  4,591,856   $ 3,103,327
                                        ============   ============   ===========
                                                  MID CAP GROWTH SUBACCOUNT
                                        ---------------------------------------------
                                            2000            1999             1998
                                        --------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . .   $    (135,550)  $   6,389,535    $   1,088,251
 Net realized gains (losses)  . . . .       8,716,345       5,188,018          599,619
 Net unrealized appreciation

  (depreciation) during                   (13,790,389)
  the period  . . . . . . . . . . . .   -------------      15,078,681        1,184,263
                                                        -------------    -------------
Net increase (decrease) in net assets      (5,209,594)     26,656,234        2,872,133
 resulting from operations  . . . . .
From policyholder transactions:
 Net premiums from policyholders  . .      65,255,866      65,183,285       11,323,614
 Net benefits to policyholders  . . .     (56,671,354)    (41,018,347)      (5,132,055)
                                        -------------   -------------    -------------
Net increase in net assets resulting
 from policyholder transactions . . .       8,584,512      24,164,938        6,191,559
                                        -------------   -------------    -------------
Net increase in net assets  . . . . .       3,374,918      50,821,172        9,063,692
Net assets at beginning of period . .      63,499,616      12,678,444        3,614,752
                                        -------------   -------------    -------------
Net assets at end of period . . . . .   $  66,874,534   $  63,499,616    $  12,678,444
                                        =============   =============    =============


                                               LARGE CAP VALUE SUBACCOUNT
                                        -----------------------------------------
                                            2000           1999          1998
                                        -------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . .   $    277,937   $  1,720,195   $   756,459
 Net realized gains (losses)  . . . .       (232,676)       705,454       330,827
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . . . . .       (596,463)    (2,181,112)      145,355
                                        ------------   ------------   -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . .       (551,202)       244,537     1,232,641
From policyholder transactions:
 Net premiums from policyholders  . .     28,000,911     37,432,039    15,144,316
 Net benefits to policyholders  . . .    (23,591,191)   (27,199,179)   (4,937,583)
                                        ------------   ------------   -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . .      4,409,720     10,232,860    10,206,733
                                        ------------   ------------   -----------
Net increase (decrease) in net assets      3,858,518     10,477,397    11,439,374
Net assets at beginning of period . .     27,106,917     16,629,520     5,190,146
                                        ------------   ------------   -----------
Net assets at end of period . . . . .   $ 30,965,435   $ 27,106,917   $16,629,520
                                        ============   ============   ===========
                                                   MONEY MARKET SUBACCOUNT
                                        ---------------------------------------------
                                            2000            1999             1998
                                        --------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . .   $   2,109,255   $   2,988,530    $   1,687,016
 Net realized gains (losses)  . . . .              --              --               --
 Net unrealized appreciation

  (depreciation) during                            --
  the period  . . . . . . . . . . . .   -------------              --               --
                                                        -------------    -------------
Net increase (decrease) in net assets       2,109,255       2,988,530        1,687,016
 resulting from operations  . . . . .
From policyholder transactions:
 Net premiums from policyholders  . .     485,999,845     890,376,545      340,377,358
 Net benefits to policyholders  . . .    (442,936,484)   (918,869,964)    (269,723,839)
                                        -------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder               43,063,361
 transactions . . . . . . . . . . . .   -------------     (28,493,419)      70,653,519
                                                        -------------    -------------
Net increase (decrease) in net assets      45,172,616     (25,504,889)      72,340,535
Net assets at beginning of period . .      61,006,769      86,511,658       14,171,123
                                        -------------   -------------    -------------
Net assets at end of period . . . . .   $ 106,179,385   $  61,006,769    $  86,511,658
                                        =============   =============    =============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                                 MID CAP VALUE SUBACCOUNT                  SMALL/MID CAP GROWTH SUBACCOUNT
                                         -----------------------------------------   -------------------------------------------
                                             2000           1999          1998           2000           1999             1998
                                         -------------  -------------  ------------  -------------  --------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $      5,978   $     41,579   $    75,449   $    (18,930)  $   1,388,661    $    108,037
 Net realized gains (losses) . . . . .        783,358       (860,332)     (538,516)      (567,320)         13,375         232,246
 Net unrealized appreciation
  (depreciation) during
  the period . . . . . . . . . . . . .        289,049      1,757,919      (830,390)     1,251,426      (1,001,208)        236,333
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      1,078,385        939,166    (1,293,457)       665,176         400,828         576,616
From policyholder transactions:
 Net premiums from policyholders . . .     15,917,480     32,024,751    18,837,112      7,306,590      11,809,133       4,563,154
 Net benefits to policyholders . . . .    (15,399,262)   (29,579,995)   (7,855,945)    (8,233,390)     (9,775,543)     (6,481,542)
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .        518,218      2,444,756    10,981,167       (926,800)      2,033,590      (1,918,388)
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets       1,596,603      3,383,922     9,687,710       (261,624)      2,434,418      (1,341,772)
Net assets at beginning of period  . .     19,138,533     15,754,611     6,066,901      9,925,831       7,491,413       8,833,185
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period  . . . . .   $ 20,735,136   $ 19,138,533   $15,754,611   $  9,664,207   $   9,925,831    $  7,491,413
                                         ============   ============   ===========   ============   =============    ============


                                               REAL ESTATE EQUITY SUBACCOUNT                 GROWTH & INCOME SUBACCOUNT
                                         -----------------------------------------   -------------------------------------------
                                             2000           1999          1998           2000           1999             1998
                                         -------------  -------------  ------------  -------------  --------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income   . . . . . . .   $    304,027   $    515,377   $   283,067   $    597,993   $  22,850,302    $  8,975,814
 Net realized gains (losses) . . . . .         (9,406)      (735,504)     (454,979)     1,331,371       6,207,253       2,061,212
 Net unrealized appreciation
  (depreciation) during
  the period . . . . . . . . . . . . .      1,465,596         80,925      (698,676)    (3,257,862)     (5,814,839)      7,759,307
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      1,760,217       (139,202)     (870,588)    (1,328,498)     23,242,716      18,796,333
From policyholder transactions:
 Net premiums from policyholders . . .     33,616,441     22,699,314     6,964,604     43,866,020     196,639,863      60,975,616
 Net benefits to policyholders . . . .    (24,788,136)   (18,093,640)   (5,513,221)   (42,336,871)   (106,763,955)    (31,360,866)
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net increase in net assets resulting
 from policyholder transactions  . . .      8,828,305      4,605,674     1,451,383      1,529,149      89,875,908      29,614,750
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net increase in net assets . . . . . .     10,588,522      4,466,472       580,795        200,651     113,118,624      48,411,083
Net assets at beginning of period  . .      9,238,646      4,772,174     4,191,379    209,525,899      96,407,275      47,996,192
                                         ------------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period  . . . . .   $ 19,827,168   $  9,238,646   $ 4,772,174   $209,726,550   $ 209,525,899    $ 96,407,275
                                         ============   ============   ===========   ============   =============    ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                                     MANAGED SUBACCOUNT                       SHORT-TERM BOND SUBACCOUNT
                                          -----------------------------------------   ------------------------------------------
                                              2000           1999          1998           2000           1999            1998
                                          -------------  -------------  ------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income    . . . . . . .   $  1,578,554   $ 10,756,436   $ 3,484,281   $    413,695   $    907,486    $    926,217
 Net realized gains (losses)  . . . . .       (259,619)     2,233,258       278,186       (190,959)      (441,667)         24,740
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . . . . . .       (110,575)    (6,419,069)    1,791,231        169,777        (85,754)       (136,999)
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets resulting
 from operations  . . . . . . . . . . .      1,208,360      6,570,625     5,553,698        392,513        380,065         813,958
From policyholder transactions:
 Net premiums from policyholders  . . .     22,089,393    113,292,872    21,019,273     14,314,278     41,259,110      27,490,588
 Net benefits to policyholders  . . . .    (19,693,945)   (34,219,380)   (8,281,600)   (11,482,789)   (49,156,693)    (21,534,195)
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . . .      2,395,448     79,073,492    12,737,673      2,831,489     (7,897,583)      5,956,393
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets .      3,603,808     85,644,117    18,291,371      3,224,002     (7,517,518)      6,770,351
Net assets at beginning of period . . .    125,710,809     40,066,692    21,775,321     11,728,988     19,246,506      12,476,155
                                          ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period . . . . . .   $129,314,617   $125,710,809   $40,066,692   $ 14,952,990   $ 11,728,988    $ 19,246,506
                                          ============   ============   ===========   ============   ============    ============


                                            SMALL CAP VALUE SUBACCOUNT                INTERNATIONAL OPPORTUNITIES SUBACCOUNT
                                  ----------------------------------------------   ---------------------------------------------
                                      2000            1999             1998            2000           1999             1998
                                  -------------  ---------------  ---------------  -------------  -------------  ------------------
Increase (decrease) in net
 assets from operations:
 Net investment income  . . . .   $    140,965   $      344,711   $       14,015   $     77,147   $  2,006,004    $        53,396
 Net realized gains (losses)  .         45,176         (979,002)          (9,919)     2,289,932      1,907,809            191,495
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . .        151,771          325,684         (523,693)    (3,683,990)     3,818,953          1,108,416
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . . .        337,912         (308,607)        (519,597)    (1,316,911)     7,732,766          1,353,307
From policyholder transactions:
 Net premiums from policyholders    13,651,361       39,172,672       11,420,833     44,500,103     43,216,216         23,844,756
 Net benefits to policyholders      (9,715,462)     (30,591,417)      (4,363,378)   (33,987,289)   (38,372,463)       (12,275,087)
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . .      3,935,899        8,581,255        7,057,455     10,512,814      4,843,753         11,569,669
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net increase in net assets  . .      4,273,811        8,272,648        6,537,858      9,195,903     12,576,519         12,922,976
Net assets at beginning of
 period . . . . . . . . . . . .     18,783,396       10,510,748        3,972,890     31,535,049     18,958,530          6,035,554
                                  ------------   --------------   --------------   ------------   ------------    ---------------
Net assets at end of period . .   $ 23,057,207   $   18,783,396   $   10,510,748   $ 40,730,952   $ 31,535,049    $    18,958,530
                                  ============   ==============   ==============   ============   ============    ===============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                                   EQUITY INDEX SUBACCOUNT
                                         -------------------------------------------
                                             2000           1999            1998
                                         -------------  --------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income   . . . . . . .   $    607,261   $   5,503,450   $  1,211,729
 Net realized gains (losses) . . . . .      3,352,907       7,681,081        691,270
 Net unrealized appreciation
  (depreciation) during
  the period . . . . . . . . . . . . .     (4,597,742)      4,678,509      6,098,919
                                         ------------   -------------   ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .       (637,574)     17,863,040      8,001,918
From policyholder transactions:
 Net premiums from policyholders . . .     60,696,851     225,994,914     60,690,933
 Net benefits to policyholders . . . .    (37,454,370)   (147,909,470)   (31,166,123)
                                         ------------   -------------   ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .     23,242,481      78,085,444     29,524,810
                                         ------------   -------------   ------------
Net increase (decrease) in net assets      22,604,907      95,948,484     37,526,728
Net assets at beginning of period  . .     49,913,131      53,964,647     16,437,919
                                         ------------   -------------   ------------
Net assets at end of period  . . . . .   $ 72,518,038   $  49,913,131   $ 53,964,647
                                         ============   =============   ============
                                                   GLOBAL BOND SUBACCOUNT
                                         ------------------------------------------
                                             2000            1999           1998
                                         --------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income   . . . . . . .   $      95,498   $    424,767    $   283,651
 Net realized gains (losses) . . . . .        (278,305)      (204,675)        81,659
 Net unrealized appreciation

  (depreciation) during                        387,581
  the period . . . . . . . . . . . . .   -------------       (433,526)        43,608
                                                         ------------    -----------
Net increase (decrease) in net assets          204,774       (213,434)       408,918
 resulting from operations . . . . . .
From policyholder transactions:
 Net premiums from policyholders . . .       3,569,560     11,387,398      9,258,713
 Net benefits to policyholders . . . .      (5,829,975)   (10,615,019)    (3,008,341)
                                         -------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder                (2,260,415)
 transactions. . . . . . . . . . . . .   -------------        772,379      6,250,372
                                                         ------------    -----------
Net increase (decrease) in net assets       (2,055,641)       558,945      6,659,290
Net assets at beginning of period  . .       8,838,516      8,279,571      1,620,281
                                         -------------   ------------    -----------
Net assets at end of period  . . . . .   $   6,782,875   $  8,838,516    $ 8,279,571
                                         =============   ============    ===========


                                                  TURNER CORE GROWTH SUBACCOUNT
                                            ------------------------------------------
                                                2000          1999           1998
                                            -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $    183,362   $ 1,315,438   $      77,203
 Net realized gains . . . . . . . . . . .      2,411,545     1,038,462         156,278
 Net unrealized appreciation
  (depreciation) during
  the period  . . . . . . . . . . . . . .     (1,758,048)    1,626,646         562,620
                                            ------------   -----------   -------------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . .        836,859     3,980,546         796,101
From policyholder transactions:
 Net premiums from policyholders  . . . .     22,340,884    23,098,524       4,779,974
 Net benefits to policyholders  . . . . .    (26,498,181)   (9,308,254)     (1,690,860)
                                            ------------   -----------   -------------
Net increase (decrease) in net assets
 resulting from policyholder transactions     (4,157,297)   13,790,270       3,089,114
                                            ------------   -----------   -------------
Net increase in net assets  . . . . . . .     (3,320,438)   17,770,816       3,885,215
Net assets at beginning of period . . . .     22,671,005     4,900,189       1,014,974
                                            ------------   -----------   -------------
Net assets at end of period . . . . . . .   $ 19,350,567   $22,671,005   $   4,900,189
                                            ============   ===========   =============
                                            BRANDES INTERNATIONAL EQUITY SUBACCOUNT
                                            ----------------------------------------
                                                2000          1999           1998
                                            -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $    277,814   $   515,681    $   343,646
 Net realized gains . . . . . . . . . . .        181,342       507,727         89,337
 Net unrealized appreciation
  (depreciation) during                          784,685
  the period  . . . . . . . . . . . . . .   ------------     3,486,097         91,915
                                                           -----------    -----------
Net increase in net assets resulting from      1,243,841     4,509,505        524,898
 operations . . . . . . . . . . . . . . .
From policyholder transactions:
 Net premiums from policyholders  . . . .      9,965,330    12,134,533      5,520,633
 Net benefits to policyholders  . . . . .     (3,861,316)   (5,569,496)    (2,041,375)
                                            ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions      6,104,014     6,565,037      3,479,258
                                            ------------   -----------    -----------
Net increase in net assets  . . . . . . .      7,347,855    11,074,542      4,004,156
Net assets at beginning of period . . . .     17,415,296     6,340,754      2,336,598
                                            ------------   -----------    -----------
Net assets at end of period . . . . . . .   $ 24,763,151   $17,415,296    $ 6,340,754
                                            ============   ===========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                                                                              CLIFTON ENHANCED U.S. EQUITY
                                             FRONTIER CAPITAL APPRECIATION SUBACCOUNT                   SUBACCOUNT
                                            ------------------------------------------   ---------------------------------------
                                                2000            1999          1998          2000          1999           1998
                                            --------------  -------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $     533,153   $    449,994   $     9,897   $   241,417   $   518,137    $    68,233
 Net realized gains (losses)  . . . . . .       3,686,537        624,068      (445,752)      105,370       264,436         87,723
 Net unrealized appreciation

  (depreciation) during the period  . . .      (2,068,274)     3,431,408       432,064      (545,352)      151,562         89,677
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .       2,151,416      4,505,470        (3,791)     (198,565)      934,135        245,633
From policyholder transactions:
 Net premiums from policyholders  . . . .      16,538,331     25,135,447    13,982,031     6,521,334     6,480,741      3,031,309
 Net benefits to policyholders  . . . . .     (14,603,126)   (22,331,613)   (9,695,520)   (3,399,109)   (3,151,279)    (1,299,530)
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . .       1,935,205      2,803,834     4,286,511     3,122,225     3,329,462      1,731,779
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets  . . . . . . .       4,086,621      7,309,304     4,282,720     2,923,660     4,263,597      1,977,412
Net assets at beginning of period . . . .      16,985,022      9,675,718     5,392,998     6,738,214     2,474,617        497,205
                                            -------------   ------------   -----------   -----------   -----------    -----------
Net assets at end of period . . . . . . .   $  21,071,643   $ 16,985,022   $ 9,675,718   $ 9,661,874   $ 6,738,214    $ 2,474,617
                                            =============   ============   ===========   ===========   ===========    ===========


                                                                                          INTERNATIONAL OPPORTUNITIES II
                                       EMERGING MARKETS EQUITY SUBACCOUNT                           SUBACCOUNT
                                 ----------------------------------------------   ----------------------------------------------
                                     2000           1999             1998*            2000           1999              1998*
                                 -------------  --------------  ----------------  -------------  --------------  ------------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $    (12,643)  $     132,259   $           135   $     11,452   $       4,204    $           152
 Net realized gains (losses) .       (101,200)        663,998           (45,975)        20,107          82,873            (21,835)
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . .       (287,458)        432,248             2,289        (56,174)         47,295              4,812
                                 ------------   -------------   ---------------   ------------   -------------    ---------------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . .       (401,301)      1,228,505           (43,551)       (24,615)        134,372            (16,871)
From policyholder transactions:
 Net premiums from

  policyholders. . . . . . . .     38,341,068      18,579,194         2,434,226      3,547,466       3,151,983          2,372,034
 Net benefits to policyholders    (35,650,812)    (16,271,324)       (2,203,670)    (3,048,011)     (2,613,505)        (2,191,135)
                                 ------------   -------------   ---------------   ------------   -------------    ---------------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . . .      2,690,256       2,307,870           230,556        499,455         538,478            180,899
                                 ------------   -------------   ---------------   ------------   -------------    ---------------
Net increase in net assets . .      2,288,955       3,536,375           187,005        474,840         672,850            164,028
Net assets at beginning of
 period. . . . . . . . . . . .      3,723,380         187,005                 0        836,878         164,028                  0
                                 ------------   -------------   ---------------   ------------   -------------    ---------------
Net assets at end of period  .   $  6,012,335   $   3,723,380   $       187,005   $  1,311,718   $     836,878    $       164,028
                                 ============   =============   ===============   ============   =============    ===============

---------
*From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                                                               BOND INDEX                           SMALL/MID CAP CORE
                                                               SUBACCOUNT                               SUBACCOUNT
                                                 --------------------------------------   --------------------------------------
                                                    2000          1999         1998*         2000          1999          1998*
                                                 ------------  ------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . . . . . .   $   193,646   $   130,136   $   22,905   $       (62)  $    52,711    $     (535)
 Net realized gains (losses) . . . . . . . . .       (54,090)     (104,174)       1,002        84,929        65,733       (25,196)
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . . .        65,510       (78,192)     (10,217)      (10,858)      (10,735)       18,718
                                                 -----------   -----------   ----------   -----------   -----------    ----------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . .       205,066       (52,230)      13,690        74,009       107,709        (7,013)
From policyholder transactions:
 Net premiums from policyholders . . . . . . .     6,026,847     6,471,518    1,176,234     8,814,315     5,817,483     1,089,030
 Net benefits to policyholders . . . . . . . .    (3,737,455)   (2,358,694)    (124,467)   (8,093,062)   (5,611,532)     (778,864)
                                                 -----------   -----------   ----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions . . . . . . . . . .     2,289,392     4,112,824    1,051,767       721,253       205,951       310,166
                                                 -----------   -----------   ----------   -----------   -----------    ----------
Net increase in net assets . . . . . . . . . .     2,494,458     4,060,594    1,065,457       795,262       313,660       303,153
Net assets at beginning of period  . . . . . .     5,126,051     1,065,457            0       616,813       303,153             0
                                                 -----------   -----------   ----------   -----------   -----------    ----------
Net assets at end of period  . . . . . . . . .   $ 7,620,509   $ 5,126,051   $1,065,457   $ 1,412,075   $   616,813    $  303,153
                                                 ===========   ===========   ==========   ===========   ===========    ==========


                                                HIGH YIELD BOND
                                                   SUBACCOUNT

                                    ----------------------------------------
                                       2000           1999           1998*
                                    ------------  -------------  --------------
Increase (decrease) in net assets
 from operations:
 Net investment income  . . . . .   $   155,958   $    340,435    $    86,759
 Net realized gains (losses)  . .      (100,732)        42,365         64,824
 Net unrealized appreciation

  (depreciation) during the period     (131,236)      (139,659)       149,416
                                    -----------   ------------    -----------
Net increase (decrease) in net
 assets resulting from operations       (76,010)       243,141        300,999
From policyholder transactions:
 Net premiums from policyholders      3,701,759     19,870,990      6,683,673
 Net benefits to policyholders  .    (3,835,440)   (20,368,501)    (2,457,088)
                                    -----------   ------------    -----------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions  . . .      (133,681)      (497,511)     4,226,585
                                    -----------   ------------    -----------
Net increase (decrease) in net
 assets . . . . . . . . . . . . .      (209,691)      (254,370)     4,527,584
Net assets at beginning of period     4,273,214      4,527,584              0
                                    -----------   ------------    -----------
Net assets at end of period . . .   $ 4,063,523   $  4,273,214    $ 4,527,584
                                    ===========   ============    ===========

---------
*From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                        YEARS AND PERIODS ENDED JUNE 30,



                        FUNDAMENTAL                  NEW       FIDELITY    FIDELITY
                          MID CAP      AIM V.I.    DISCOVERY    VIP II       VIP         TEMPLETON
                           GROWTH       VALUE       SERIES    CONTRAFUND    GROWTH     INTERNATIONAL
                         SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        ------------  ----------  ----------  ----------  ----------  ---------------
                            2000         2000        2000        2000        2000          2000
                        ------------  ----------  ----------  ----------  ----------  ---------------
Increase (decrease) in net assets from operations:

 Net investment income

  (loss). . . . . . .     $    (1)    $     (33)  $    (84)   $      (6)   $   (32)     $     (17)
 Net realized gains
  (losses). . . . . .           0        (2,026)         6       (3,386)         7            612
 Net unrealized
  appreciation
  (depreciation)

  during the period .         877        (2,289)    28,003          134      4,523          2,513
                          -------     ---------   --------    ---------    -------      ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .         876        (4,348)    27,925       (3,258)     4,498          3,108
From policyholder
 transactions:
 Net premiums from

  policyholders . . .      19,529       301,720    295,000      324,607     75,543        455,074
 Net benefits to
  policyholders . . .           0      (198,193)       (46)    (301,222)       (53)      (307,330)
                          -------     ---------   --------    ---------    -------      ---------
Net increase in net
 assets resulting from
 policyholder

 transactions . . . .      19,529       103,527    294,954       23,385     75,490        147,744
                          -------     ---------   --------    ---------    -------      ---------
Net increase in net
 assets . . . . . . .      20,405        99,179    322,879       20,127     79,988        150,852
Net assets at
 beginning of period            0             0          0            0          0              0
                          -------     ---------   --------    ---------    -------      ---------
Net assets at end of
 period . . . . . . .     $20,405     $  99,179   $322,879    $  20,127    $79,988      $ 150,852
                          =======     =========   ========    =========    =======      =========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                  JUNE 30, 2000

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-three subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The thirty-three Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity (formerly, Enhanced U.S. Equity), Emerging Markets Equity, International Opportunities II (formerly, Global Equity), Bond Index, Small/Mid Cap CORE, High Yield Bond, Fundamental Mid Cap Growth, AIM V.I. Value, New Discovery Series, Fidelity VIP II Contrafund, Fidelity VIP Growth, and Templeton International Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At June 30, 2000, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at June 30, 2000 were as follows:


         PORTFOLIO           SHARES OWNED      COST          VALUE
         ---------           ------------  ------------  --------------
Large Cap Growth . . . . .     4,849,462   $123,194,174   $139,962,692
Active Bond. . . . . . . .     3,874,512     38,257,002     35,626,352
International Equity Index     1,861,146     33,149,994     34,482,272
Small Cap Growth . . . . .     1,914,842     34,454,118     38,614,165
Global Balanced. . . . . .       515,617      5,397,773      5,215,275
Mid Cap Growth . . . . . .     2,386,951     58,721,939     66,874,534
Large Cap Value. . . . . .     2,373,079     32,589,463     30,965,435
Money Market . . . . . . .    10,612,665    106,183,237    106,179,385
Mid Cap Value. . . . . . .     1,537,316     20,407,887     20,735,136
Small/Mid Cap Growth . . .       634,316      9,361,832      9,664,207
Real Estate Equity . . . .     1,563,808     19,502,392     19,827,168
Growth & Income. . . . . .    10,573,323    204,640,498    209,726,550
Managed. . . . . . . . . .     8,379,360    131,570,457    129,314,617
Short Term Bond. . . . . .     1,533,368     15,459,641     14,952,990
Small Cap Value. . . . . .     2,102,924     24,087,256     23,057,207
International Opportunities    2,800,216     37,804,122     40,730,952
Equity Index . . . . . . .     8,517,628    158,210,577    172,518,038
Global Bond. . . . . . . .       677,499      7,002,271      6,782,875
Turner Core Growth . . . .        81,169     21,806,142     19,350,567
Brandes International
 Equity. . . . . . . . . .     1,511,593     13,549,208     24,763,151
Frontier Capital
 Appreciation. . . . . . .       889,489     16,547,489     21,071,643
Clifton Enhanced US
 Equity. . . . . . . . . .       485,524      6,331,067      9,661,874
Emerging Markets . . . . .       526,597      5,201,315      6,012,335
International
    Opportunities II . . .       109,154      1,232,932      1,311,718
Bond Index . . . . . . . .       810,548      7,747,650      7,620,509
Small Mid Cap CORE . . . .       137,033      1,349,230      1,412,075
High-Yield . . . . . . . .       477,718      4,142,675      4,063,523
Fundamental Mid Cap Growth         1,200         19,528         20,405
AIM V.I. Value . . . . . .         2,969         99,443         99,180
New Discovery Series . . .        17,586        294,884        322,881
Fidelity VIP II Contrafund           804         16,875         20,127
Fidelity VIP Growth. . . .         1,557         75,473         79,989
Templeton International. .         7,853        148,952        150,853

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS (CONTINUED)

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 2000 were as follows:


              PORTFOLIO                 PURCHASES        SALES
              ---------                ------------  -------------
Large Cap Growth . . . . . . . . . .   $ 29,329,448   $12,047,499
Active Bond. . . . . . . . . . . . .      7,716,510    10,489,149
International Equity Index . . . . .     17,045,896    13,881,519
Small Cap Growth . . . . . . . . . .     26,140,733    19,589,311
Global Balanced. . . . . . . . . . .      2,196,143     1,340,216
Mid Cap Growth . . . . . . . . . . .     37,093,206    28,643,640
Large Cap Value. . . . . . . . . . .     13,666,105     8,978,183
Money Market . . . . . . . . . . . .    132,183,644    87,007,175
Mid Cap Value. . . . . . . . . . . .      6,316,325     5,788,939
Small/Mid Cap Growth . . . . . . . .      3,375,804     4,321,441
Real Estate Equity . . . . . . . . .     16,395,846     7,263,356
Growth & Income. . . . . . . . . . .     14,294,301    12,164,954
Managed. . . . . . . . . . . . . . .     12,738,146     8,762,379
Short-Term U.S. Government . . . . .      9,609,491     6,364,221
Small Cap Value. . . . . . . . . . .      7,099,451     3,022,358
International Opportunities. . . . .     24,437,465    13,847,145
Equity Index . . . . . . . . . . . .     42,348,010    18,496,923
Global Bond. . . . . . . . . . . . .      2,533,200     4,698,051
Turner Core Growth . . . . . . . . .              0             0
Brandes International Equity . . . .              0             0
Frontier Capital Appreciation. . . .              0             0
Clifton Enhanced US Equity . . . . .              0             0
Emerging Markets . . . . . . . . . .     14,283,977    11,606,307
International Opportunities II . . .      2,092,407     1,581,482
Bond Index . . . . . . . . . . . . .      3,684,786     1,201,679
Small Mid Cap CORE . . . . . . . . .      2,077,976     1,356,772
High Yield Bond. . . . . . . . . . .      2,786,550     2,764,235
Fundamental Mid Cap Growth . . . . .              0             0
AIM V.I. Value . . . . . . . . . . .              0             0
New Discovery Series . . . . . . . .              0             0
Fidelity VIP II Contrafund . . . . .              0             0
Fidelity VIP Growth. . . . . . . . .              0             0
Templeton International. . . . . . .              0             0

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. NET ASSETS

  Accumulation shares attributable to net assets of policyholders and accumulation share values for each portfolio at June 30, 2000 were as follows:


                                       VEP CLASS #1                 VEP CLASS #2                 VEP CLASS #3
                                ---------------------------  ---------------------------  ---------------------------
                                ACCUMULATION  ACCUMULATION   ACCUMULATION  ACCUMULATION   ACCUMULATION   ACCUMULATION
PORTFOLIO                          SHARES     SHARE VALUES      SHARES     SHARE VALUES      SHARES      SHARE VALUES
---------                       ------------  -------------  ------------  -------------  ------------  ---------------
Large Cap Growth                   537,965        36.03         492,996        36.15        135,475          36.26
Active Bond                        233,844        14.22         174,990        14.26         37,880          14.31
International Equity Index         253,026        16.55         187,338        16.64          6,384          16.70
Small Cap Growth                   232,913        22.80         261,061        22.84         41,970          22.89
Global Balanced                     17,635        12.66          89,308        12.68         16,270          12.71
Mid Cap Growth                     279,087        33.98         205,937        34.05         67,794          34.12
Large Cap Value                    210,063        15.73         197,584        15.76         25,556          15.79
Money Market                       698,349        13.43       1,348,986        13.47        320,780          13.51
Mid Cap Value                      114,583        14.81          51,945        14.84          4,132          14.87
Small/Mid Cap Growth                89,083        21.40          90,352        21.46          5,734          21.53
Real Estate Equity                 107,483        16.32          57,887        16.37        221,806          16.43
Growth & Income                  1,030,086        30.67         618,930        30.77        188,739          30.87
Managed                            573,827        21.07         272,670        21.14         35,242          21.20
Short-Term Bond                     86,767        13.32         106,729        13.36         10,815          13.40
Small Cap Value                    122,705        12.41          88,704        12.44         24,207          12.46
International Opportunities        159,417        15.83         203,984        15.87         14,705          15.90
Equity Index                       587,297        22.87         624,209        22.92        246,373          22.97
Global Bond                         61,189        12.50          49,459        12.52         19,899          12.55
Turner Core Growth                  26,973        29.67          15,373        29.73              0          29.80
Brandes International Equity        24,380        17.55          33,462        17.59              0          17.64
Frontier Capital Appreciation       21,833        26.14          14,354        26.20              0          26.25
Clifton Enhanced U.S. Equity         4,521        16.98               0        17.00              0          17.03
Emerging Markets Equity             81,008        11.87          86,902        11.88         17,124          11.89
International Opportunities II      29,808        12.20          31,583        12.21          2,696          12.23
Bond Index                         102,163        10.71          64,884        10.72         64,762          10.73
Small/Mid Cap CORE                  23,891        11.26          17,194        11.27          4,107          11.28
High Yield Bond                     53,628         9.87          43,805         9.88          2,247           9.89
Fundamental Mid Cap Growth           1,626        12.55               0        12.55              0          12.55
AIM V.I. Value                       3,936         9.87               0         9.87              0           9.87
New Discovery Series                     0        11.10               0        11.10              0          11.10
Fidelity VIP II Contrafund              30        10.22               0        10.22              0          10.22
Fidelity VIP Growth                  3,709        10.66               0        10.66              0          10.66
Templeton International                  0        10.11               0        10.11              0          10.11

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                                     V COLI CLASS #4             V COLI CLASS #5             V COLI CLASS #6
                                --------------------------  --------------------------  --------------------------
                                ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                          SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                       ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth                  656,260        36.40        257,435        36.44        286,766         36.47
Active Bond                        15,096        15.13        603,645        15.14        452,608         15.16
International Equity Index         43,882        15.42        155,946        15.43        215,996         15.45
Small Cap Growth                  122,919        23.23        141,128        23.25         46,717         23.27
Global Balanced                    38,720        12.90         10,108        12.91         54,885         12.92
Mid Cap Growth                    128,031        34.63         89,731        34.65         63,109         34.67
Large Cap Value                   112,093        16.03         56,194        16.04        417,402         16.05
Money Market                      196,820        13.39         16,175        13.40        148,908         13.42
Mid Cap Value                      89,613        15.09         18,805        15.10        239,528         15.11
Small/Mid Cap Growth               27,132        21.45            378        21.47         23,248         21.50
Real Estate Equity                128,413        16.95        143,737        16.97        197,963         16.99
Growth & Income                   594,664        30.69        523,471        30.72         25,448         30.76
Managed                           237,562        21.88        115,789        21.91        115,065         21.93
Short-Term Bond                   207,003        13.60        412,601        13.61              0         13.63
Small Cap Value                    34,631        12.65         21,107        12.66        275,960         12.67
International Opportunities       248,993        16.14        274,408        16.15        103,553         16.16
Equity Index                      385,480        23.31        118,709        23.33        573,858         23.34
Global Bond                        63,318        12.74          4,998        12.75              0         12.76
Turner Core Growth                  4,794        30.28         20,069        30.30              0         30.33
Brandes International Equity       97,992        17.91        107,630        17.93         53,047         17.95
Frontier Capital Appreciation      88,691        26.68         66,885        26.69              0         26.72
Clifton Enhanced U.S. Equity       62,494        17.22         80,906        17.22              0         17.23
Emerging Markets Equity             9,109        11.99         39,251        11.99              0         11.99
International Opportunities II          0        12.33              0        12.33              0         12.33
Bond Index                          5,049        10.82         19,587        10.83              0         10.83
Small/Mid Cap CORE                      0        11.38              0        11.38              0         11.38
High Yield Bond                     3,390         9.98              0         9.98          8,354          9.98
Fundamental Mid Cap Growth              0        11.02              0        11.02              0         11.02
AIM V.I. Value                          0         9.55              0         9.55              0          9.55
New Discovery Series                    0        10.64              0        10.65              0         10.65
Fidelity VIP II Contrafund              0         9.99              0         9.99              0          9.99
Fidelity VIP Growth                     0        10.25              0        10.25              0         10.25
Templeton International                 0        10.60              0        10.60              0         10.60

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                                   MEDALLION EXECUTIVE
                                       VLI CLASS #7               MVEP CLASS #8               MVUL CLASS #9
                                --------------------------  --------------------------  --------------------------
                                ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                          SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                       ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth                   116,600       83.98         818,698       26.19        351,348         23.33
Active Bond                         61,302       24.13         313,740       12.84        344,746         12.09
International Equity Index         154,944       26.08         782,949       14.27        222,369         14.73
Small Cap Growth                   181,373       22.82         238,097       23.06        205,968         25.92
Global Balanced                     67,046       12.67          42,577       12.80         39,098         12.27
Mid Cap Growth                     239,385       34.02         367,485       34.37        138,068         38.12
Large Cap Value                    339,911       15.74         174,739       15.91        117,629         13.61
Money Market                       408,415       18.58       1,280,481       12.28        315,719         11.74
Mid Cap Value                      420,027       14.82         260,399       14.98         60,746         12.66
Small/Mid Cap Growth                 6,155       21.43         243,378       13.69         41,310         13.93
Real Estate Equity                  62,138       25.09         201,437       19.23         42,565         10.83
Growth & Income                    819,706       67.63       1,283,758       21.75        415,131         19.01
Managed                          2,303,473       40.02         213,655       16.99         86,308         15.53
Short-Term Bond                     82,590       13.34          44,119       12.26         94,438         11.76
Small Cap Value                    635,265       12.43         355,740       12.56        106,344         11.92
International Opportunities        665,897       15.86         268,074       16.02        484,313         15.33
Equity Index                       678,628       22.90       1,184,989       23.14        773,513         19.74
Global Bond                        116,046       12.51          88,071       12.64         68,278         11.93
Turner Core Growth                       0       27.61         215,390       26.95         68,280         25.90
Brandes International Equity             0       17.80               0       17.19         65,376         18.37
Frontier Capital Appreciation            0       24.60               0       22.13         82,469         21.42
Clifton Enhanced U.S. Equity             0       12.87               0       17.12        160,901         17.12
Emerging Markets Equity             31,882       11.88          88,222       11.94         92,679         11.94
International Opportunities II       3,429       12.21          24,319       12.27            844         12.28
Bond Index                          21,473       10.72          21,624       10.77            174         10.78
Small/Mid Cap CORE                   1,231       11.27          20,797       11.33          1,226         11.33
High Yield Bond                     39,774        9.88          92,930        9.93         81,701          9.93
Fundamental Mid Cap Growth               0       11.02               0       12.56              0         11.02
AIM V.I. Value                           0        9.54           5,155        9.88              0          9.55
New Discovery Series                     0       10.64          29,076       11.11              0         10.64
Fidelity VIP II Contrafund               0        9.98               0       10.23              0          9.99
Fidelity VIP Growth                  1,980       10.24               0       10.67              0         10.25
Templeton International                  0       10.60          14,196       10.11              0         10.60

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                                    MVUL 98 CLASS #10           MVEP 98 CLASS #11           MEVL II CLASS #12
                                --------------------------  --------------------------  --------------------------
                                ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                          SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                       ------------  ------------  ------------  ------------  ------------   ------------
Large Cap Growth                   286,862       23.33        294,419        26.19          3,879          86.16
Active Bond                        154,851       12.09        114,636        12.84              0          29.22
International Equity Index          59,837       14.73         78,792        14.27          2,147          27.62
Small Cap Growth                    68,282       25.92        100,523        23.06              0          23.40
Global Balanced                     29,924       12.27          5,692        12.80              0          12.90
Mid Cap Growth                     158,424       38.12        171,055        34.37          6,364          34.86
Large Cap Value                    122,195       13.61        207,621        15.91              0          16.14
Money Market                     2,591,514       11.74        300,260        12.28         54,988          13.46
Mid Cap Value                       85,110       12.66         64,180        14.98              0          15.20
Small/Mid Cap Growth                18,565       13.93         19,363        13.69              0          22.24
Real Estate Equity                  17,774       10.83         34,869        13.92              0          26.35
Growth & Income                  1,088,676       19.01        271,319        21.75          2,135          81.14
Managed                             90,276       15.53         58,406        16.99          1,481          47.44
Short-Term Bond                     42,209       11.76         36,660        12.26          5,127          13.84
Small Cap Value                     46,049       11.92        137,025        12.56              0          12.74
International Opportunities         55,835       15.33         88,759        16.02              0          16.25
Equity Index                     2,042,059       19.74        621,198        23.14         10,824          23.47
Global Bond                         44,341       11.93         28,907        12.64              0          12.83
Turner Core Growth                 166,332       25.90        202,145        26.95              0          30.51
Brandes International Equity       172,977       18.37        274,521        17.19              0          18.05
Frontier Capital Appreciation      108,198       21.42        106,028        22.13              0          25.83
Clifton Enhanced U.S. Equity        46,767       17.12         48,373        17.12              0          17.30
Emerging Markets Equity             32,899       11.94         24,646        11.94              0          12.03
International Opportunities II       9,104       12.27          4,356        12.27              0          12.37
Bond Index                         146,467       10.77        261,447        10.77              0          10.86
Small/Mid Cap CORE                  16,316       11.33         38,984        11.33              0          11.41
High Yield Bond                     23,040        9.93         60,673         9.93              0          10.01
Fundamental Mid Cap Growth               0       11.02              0        12.56              0          18.32
AIM V.I. Value                         991        9.55              0         9.55              0          39.72
New Discovery Series                     0       10.64              0        11.11              0          19.19
Fidelity VIP II Contrafund           1,938        9.99              0        10.23              0          33.44
Fidelity VIP Growth                  1,888       10.25              0        10.67              0         102.05
Templeton International                  0       10.60              0        10.11              0          25.87

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                                      VEP CLASS #13
                                --------------------------
                                ACCUMULATION   ACCUMULATION
PORTFOLIO                          SHARES      SHARE VALUES
---------                       ------------   ------------
Large Cap Growth                    2,316          86.16
Active Bond                            21          29.22
International Equity Index          3,005          27.62
Small Cap Growth                    4,238          23.40
Global Balanced                         0          12.90
Mid Cap Growth                      4,655          34.86
Large Cap Value                     3,092          16.14
Money Market                      288,791          13.46
Mid Cap Value                         835          15.20
Small/Mid Cap Growth                1,930          22.24
Real Estate Equity                     57          26.35
Growth & Income                     1,481          81.14
Managed                            17,796          47.44
Short-Term Bond                     1,970          13.84
Small Cap Value                     2,378          12.74
International Opportunities         3,842          16.25
Equity Index                       35,759          23.47
Global Bond                            97          12.83
Turner Core Growth                                 30.51
Brandes International Equity            0          18.05
Frontier Capital Appreciation           0          25.83
Clifton Enhanced U.S. Equity            0          17.30
Emerging Markets Equity             1,521          12.03
International Opportunities II        806          12.37
Bond Index                            826          10.85
Small/Mid Cap CORE                  1,138          11.41
High Yield Bond                       307          10.01
Fundamental Mid Cap Growth              0          18.22
AIM V.I. Value                          0          39.72
New Discovery Series                    0          19.19
Fidelity VIP II Contrafund              0          33.44
Fidelity VIP Growth                     0         102.05
Templeton International                 0          25.87

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Policyholders of John Hancock Variable Life Account S of John Hancock Variable Life Insurance Company

   We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Subaccounts) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1999, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

Boston, Massachusetts
February 11, 2000

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1999


                                                   INTERNATIONAL
                         LARGE CAP     SOVEREIGN      EQUITY        SMALL CAP
                           GROWTH        BOND          INDEX         GROWTH
                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ------------  -----------  -------------  -------------
                        -------------------------------------------------------
ASSETS

Cash  . . . . . . . .   $      8,016  $     2,380   $     2,435    $     2,357
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at

 value. . . . . . . .    115,521,551   38,321,474    33,198,674     31,022,828
Investments in shares
 of portfolios of M
 Fund Inc., at value              --           --            --             --
Receivable from:
 John Hancock Variable

  Series Trust I  . .         21,617       12,536           419        208,513
 M Fund Inc.  . . . .             --           --            --             --
                        ------------  -----------   -----------    -----------
Total assets  . . . .    115,551,184   38,336,390    33,201,528     31,233,698
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company . . . . . .         20,467       12,194            75        208,172
 M Fund Inc.  . . . .             --           --            --             --
Asset charges payable          9,166        2,723         2,779          2,698
                        ------------  -----------   -----------    -----------
Total liabilities . .         29,633       14,917         2,854        210,870
                        ------------  -----------   -----------    -----------
Net assets  . . . . .   $115,521,551  $38,321,473   $33,198,674    $31,022,828
                        ============  ===========   ===========    ===========


                         INTERNATIONAL    MID CAP     LARGE CAP       MONEY
                           BALANCED       GROWTH        VALUE        MARKET
                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -------------  -----------  -----------  -------------
                         ------------------------------------------------------
ASSETS

Cash . . . . . . . . .    $      304    $     4,698  $     1,803   $     3,061
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at

 value . . . . . . . .     4,591,857     63,499,616   27,106,918    61,006,769
Investments in shares
 of portfolios of M
 Fund Inc., at value .            --             --           --            --
Receivable from:
 John Hancock Varidable

  Series Trust I . . .            52         27,659       12,738     1,396,082
 M Fund Inc. . . . . .            --             --           --            --
                          ----------    -----------  -----------   -----------
Total assets . . . . .     4,592,213     63,531,973   27,121,459    62,405,912
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company. . . . . . .             9         26,980       12,479     1,395,329
 M Fund Inc. . . . . .            --             --           --            --
Asset charges payable            348          5,377        2,063         3,814
                          ----------    -----------  -----------   -----------
Total liabilities  . .           357         32,357       14,542     1,399,143
                          ----------    -----------  -----------   -----------
Net assets . . . . . .    $4,591,856    $63,499,616  $27,106,917   $61,006,769
                          ==========    ===========  ===========   ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                DECEMBER 31, 1999


                          MID CAP     SMALL/MID CAP   REAL ESTATE      GROWTH&
                           VALUE          GROWTH         EQUITY         INCOME
                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                        ------------  --------------  ------------   ------------
ASSETS

Cash  . . . . . . . .   $      1,422  $          701  $        611   $     17,877
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at

 value. . . . . . . .     19,138,533       9,925,831     9,238,646    209,525,898
Investments in shares
 of portfolios of M
 Fund Inc., at value              --              --            --             --
Receivable from:
 John Hancock Variable

  Series Trust I  . .         38,609         580,155            88        330,982
 M Fund Inc.  . . . .             --              --            --             --
                        ------------  --------------  ------------   ------------
Total assets  . . . .     19,178,564      10,506,687     9,239,345    209,874,757
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company . . . . . .         38,404         580,049            --        328,424
 M Fund Inc.  . . . .             --              --            --             --
Asset charges payable          1,627             807           699         20,434
                        ------------  --------------  ------------   ------------
Total liabilities . .         40,031         580,856           699        348,858
                        ------------  --------------  ------------   ------------
Net assets  . . . . .   $ 19,138,533  $    9,925,831  $  9,238,646   $209,525,899
                        ============  ==============  ============   ============


                                      SHORT-TERM    SMALL CAP    INTERNATIONAL
                          MANAGED        BOND         VALUE      OPPORTUNITIES
                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                         ----------   ----------   ----------    -------------
                        -------------------------------------------------------
ASSETS

Cash  . . . . . . . .   $     13,307  $       731  $     1,430    $     2,454
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at

 value. . . . . . . .    125,710,809   11,728,988   18,783,397     31,535,050
Investments in shares
 of portfolios of M
 Fund Inc., at value              --           --           --             --
Receivable from:
 John Hancock Variable

  Series Trust I  . .         34,311          215      189,514          1,308
 M Fund Inc.  . . . .             --           --           --             --
                        ------------  -----------  -----------    -----------
Total assets  . . . .    125,758,427   11,729,934   18,974,341     31,538,812
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company . . . . . .         32,402          114      189,306            955
 M Fund Inc.  . . . .             --           --           --             --
Asset charges payable         15,216          832        1,639          2,808
                        ------------  -----------  -----------    -----------
Total liabilities . .         47,618          946      190,945          3,763
                        ------------  -----------  -----------    -----------
Net assets  . . . . .   $125,710,809  $11,728,988  $18,783,396    $31,535,049
                        ============  ===========  ===========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                DECEMBER 31, 1999


                                                     TURNER         BRANDES
                            EQUITY       GLOBAL       CORE       INTERNATIONAL
                            INDEX         BOND       GROWTH         EQUITY
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                          ----------   ----------  -----------  ---------------
                         ------------------------------------------------------
ASSETS

Cash . . . . . . . . .   $     10,574  $      734  $     1,535    $     1,016
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at

 value . . . . . . . .    149,913,130   8,838,516           --             --
Investments in shares
 of portfolios of M
 Fund Inc., at value .             --          --   22,671,006     17,415,296
Receivable from:
 John Hancock Variable

  Series Trust I . . .        126,680     766,077          222            271
 M Fund Inc. . . . . .             --          --           --             --
                         ------------  ----------  -----------    -----------
Total assets . . . . .    150,050,384   9,605,327   22,672,763     17,416,583
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company. . . . . . .        125,115     765,972           --            122
 M Fund Inc. . . . . .             --          --           --             --
Asset charges payable          12,138         839        1,758          1,165
                         ------------  ----------  -----------    -----------
Total liabilities  . .        137,253     766,811        1,758          1,287
                         ------------  ----------  -----------    -----------
Net assets . . . . . .   $149,913,131  $8,838,516  $22,671,005    $17,415,296
                         ============  ==========  ===========    ===========


                              FRONTIER                  EMERGING
                              CAPITAL      ENHANCED     MARKETS       GLOBAL
                            APPRECIATION  U.S. EQUITY    EQUITY       EQUITY
                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ------------  -----------  ----------  ------------
                            ---------------------------------------------------
ASSETS

Cash  . . . . . . . . . .   $     1,031   $      437   $      370    $     71
Investments in shares of
 portfolios of John
 Hancock Variable Series

 Trust I, at value  . . .            --           --    3,723,380     836,878
Investments in shares of
 portfolios of M Fund
 Inc., at value . . . . .    16,985,022    6,738,214           --          --
Receivable from:
 John Hancock Variable

  Series Trust I  . . . .           771           63          254          24
 M Fund Inc.  . . . . . .            --           --           --          --
                            -----------   ----------   ----------    --------
Total assets  . . . . . .    16,986,824    6,738,714    3,724,004     836,973
LIABILITIES
Payable to:

 John Hancock Variable

  Life Insurance Company            620           --          204          13
 M Fund Inc.  . . . . . .            --           --           --          --
Asset charges payable . .         1,182          500          420          82
                            -----------   ----------   ----------    --------
Total liabilities . . . .         1,802          500          624          95
                            -----------   ----------   ----------    --------
Net assets  . . . . . . .   $16,985,022   $6,738,214   $3,723,380    $836,878
                            ===========   ==========   ==========    ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                DECEMBER 31, 1999


                                                       SMALL/ MID
                                                        CAP CORE       HIGH
                                              BOND     SUBACCOUNT     YIELD
                                             INDEX     ----------      BOND
                                           SUBACCOUNT               SUBACCOUNT
                                           ----------              ------------
                                           ------------------------------------
ASSETS

Cash . . . . . . . . . . . . . . . . . .   $      374   $     56    $      310
Investments in shares of portfolios of
 John Hancock Variable Series Trust I, at

 value . . . . . . . . . . . . . . . . .    5,126,051    616,813     4,273,214
Investments in shares of portfolios of M
 Fund Inc., at value . . . . . . . . . .           --         --            --
Receivable from:
 John Hancock Variable Series Trust I  .           87          7       906,251
 M Fund Inc. . . . . . . . . . . . . . .           --         --            --
                                           ----------   --------    ----------
Total assets . . . . . . . . . . . . . .    5,126,512    616,876     5,179,775
LIABILITIES
Payable to:

 John Hancock Variable Life Insurance

  Company. . . . . . . . . . . . . . . .           20         --       906,193
 M Fund Inc. . . . . . . . . . . . . . .           --         --            --
Asset charges payable  . . . . . . . . .          441         63           368
                                           ----------   --------    ----------
Total liabilities  . . . . . . . . . . .          461         63       906,561
                                           ----------   --------    ----------
Net assets . . . . . . . . . . . . . . .   $5,126,051   $616,813    $4,273,214
                                           ==========   ========    ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                             STATEMENT OF OPERATIONS

                      YEARS AND PERIODS ENDED DECEMBER 31,



                             LARGE CAP GROWTH SUBACCOUNT            SOVEREIGN BOND SUBACCOUNT
                        --------------------------------------  -----------------------------------
                           1999          1998         1997         1999          1998         1997
                        ------------  -----------  -----------  ------------  -----------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $17,558,034   $ 6,312,073  $ 2,884,498  $ 2,851,613   $2,190,901    $855,742
 M Fund Inc.  . . . .            --            --           --           --           --          --
                        -----------   -----------  -----------  -----------   ----------    --------
Total investment

 income . . . . . . .    17,558,034     6,312,073    2,884,498    2,851,613    2,190,901     855,742
Expenses:
 Mortality and expense

  risks . . . . . . .       324,595       168,652       91,256      126,407       93,556      39,184
                        -----------   -----------  -----------  -----------   ----------    --------
Net investment income    17,233,439     6,143,421    2,793,242    2,725,206    2,097,345     816,558
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     5,003,007     1,750,881      619,721   (1,391,910)     185,230      80,538
 Net unrealized
  appreciation
  (depreciation)

  during the period .    (2,053,672)    8,041,022    2,301,920   (1,837,190)    (378,058)     63,687
                        -----------   -----------  -----------  -----------   ----------    --------
Net realized and
 unrealized gain

 (loss) on investments    2,949,335     9,791,903    2,921,641   (3,229,100)    (192,828)    144,225
                        -----------   -----------  -----------  -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $20,182,774   $15,935,324  $ 5,714,883  $  (503,894)  $1,904,517    $960,783
                        ===========   ===========  ===========  ===========   ==========    ========


                         INTERNATIONAL EQUITY INDEX SUBACCOUNT       SMALL CAP GROWTH SUBACCOUNT
                        --------------------------------------   ----------------------------------
                           1999         1998          1997          1999         1998         1997
                        -----------  -----------  -------------  -----------  -----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $  936,475   $1,930,710   $   422,913    $ 3,697,955  $       --    $    473
 M Fund Inc.  . . . .           --           --            --             --          --          --
                        ----------   ----------   -----------    -----------  ----------    --------
Total investment

 income . . . . . . .      936,475    1,930,710       422,913      3,697,955          --         473
Expenses:
 Mortality and expense

  risks . . . . . . .       81,058       45,651        33,893         60,221      22,593       6,547
                        ----------   ----------   -----------    -----------  ----------    --------
Net investment income

 (loss) . . . . . . .      855,417    1,885,059       389,020      3,637,734     (22,593)     (6,074)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains .      753,750      152,030       244,810      2,548,944      58,729      21,707
 Net unrealized
  appreciation
  (depreciation)

  during the period .    4,871,167       78,480    (1,219,540)     3,920,455   1,070,805     126,699
                        ----------   ----------   -----------    -----------  ----------    --------
Net realized and
 unrealized gain

 (loss) on investments   5,624,917      230,510      (974,730)     6,469,399   1,129,534     148,406
                        ----------   ----------   -----------    -----------  ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $6,480,334   $2,115,569   $  (585,710)   $10,107,133  $1,106,941    $142,332
                        ==========   ==========   ===========    ===========  ==========    ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                        INTERNATIONAL BALANCED SUBACCOUNT        MID CAP GROWTH SUBACCOUNT
                        ----------------------------------   ---------------------------------
                           1999         1998       1997         1999         1998        1997
                        -----------  ----------  ----------  -----------  ----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $  372,766   $  185,760  $  61,249   $ 6,491,783  $1,114,374   $     --
 M Fund Inc.  . . . .           --           --         --            --          --         --
                        ----------   ----------  ---------   -----------  ----------   --------
Total investment

 income . . . . . . .      372,766      185,760     61,249     6,491,783   1,114,374         --
Expenses:
 Mortality and expense

  risks . . . . . . .       13,792        9,687      4,443       102,248      26,123      8,287
                        ----------   ----------  ---------   -----------  ----------   --------
Net investment income

 (loss) . . . . . . .      358,974      176,073     56,806     6,389,535   1,088,251     (8,287)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains .       15,640       24,206      8,667     5,188,018     599,619      1,235
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .     (173,912)     147,461    (67,714)   15,078,681   1,184,263    486,186
                        ----------   ----------  ---------   -----------  ----------   --------
Net realized and
 unrealized gain

 (loss) on investments    (158,272)     171,667    (59,047)   20,266,699   1,783,882    487,421
                        ----------   ----------  ---------   -----------  ----------   --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $  200,702   $  347,740  $  (2,241)  $26,656,234  $2,872,133   $479,134
                        ==========   ==========  =========   ===========  ==========   ========


                           LARGE CAP VALUE SUBACCOUNT           MONEY MARKET SUBACCOUNT
                        ----------------------------------  --------------------------------
                           1999          1998       1997       1999        1998        1997
                        ------------  ----------  --------  ----------  ----------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $ 1,809,072   $  797,874  $194,199  $3,279,928  $1,854,829   $758,434
 M Fund Inc.  . . . .            --           --        --          --          --         --
                        -----------   ----------  --------  ----------  ----------   --------
Total investment

 income . . . . . . .     1,809,072      797,874   194,199   3,279,928   1,854,829    758,434
Expenses:
 Mortality and expense

  risks . . . . . . .        88,877       41,415    11,163     291,398     167,813     66,882
                        -----------   ----------  --------  ----------  ----------   --------
Net investment income     1,720,195      756,459   183,036   2,988,530   1,687,016    691,552
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains .       705,454      330,827   164,821          --          --         --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .    (2,181,112)     145,355   279,449          --          --         --
                        -----------   ----------  --------  ----------  ----------   --------
Net realized and
 unrealized gain

 (loss) on investments   (1,475,658)     476,182   444,270          --          --         --
                        -----------   ----------  --------  ----------  ----------   --------
Net increase in net
 assets resulting from
 operations . . . . .   $   244,537   $1,232,641  $627,306  $2,988,530  $1,687,016   $691,552
                        ===========   ==========  ========  ==========  ==========   ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                                       MID CAP VALUE SUBACCOUNT             SMALL/MID CAP GROWTH SUBACCOUNT
                                                  -----------------------------------   ----------------------------------------
                                                     1999         1998         1997        1999           1998           1997
                                                  -----------  ------------  ---------  ------------  -------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $  110,190   $   120,469   $446,081   $ 1,421,656   $     142,469   $   878,600
 M Fund Inc.  . . . . . . . . . . . . . . . . .           --            --         --            --              --            --
                                                  ----------   -----------   --------   -----------   -------------   -----------
Total investment income . . . . . . . . . . . .      110,190       120,469    446,081     1,421,656         142,469       878,600
Expenses:
 Mortality and expense risks. . . . . . . . . .       68,611        45,020     11,421        32,995          34,432        35,934
                                                  ----------   -----------   --------   -----------   -------------   -----------
Net investment income . . . . . . . . . . . . .       41,579        75,449    434,660     1,388,661         108,037       842,666
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)  . . . . . . . . .     (860,332)     (538,516)   101,787        13,375         232,246       297,666
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .    1,757,919      (830,390)   (39,717)   (1,001,208)        236,333      (730,748)
                                                  ----------   -----------   --------   -----------   -------------   -----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .      897,587    (1,368,906)    62,070      (987,833)        468,579      (433,082)
                                                  ----------   -----------   --------   -----------   -------------   -----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $  939,166   $(1,293,457)  $496,730   $   400,828   $     576,616   $   409,584
                                                  ==========   ===========   ========   ===========   =============   ===========


                          REAL ESTATE EQUITY SUBACCOUNT           GROWTH & INCOME SUBACCOUNT
                        ----------------------------------   -------------------------------------
                          1999         1998         1997        1999          1998          1997
                        ----------  ------------  ---------  ------------  -----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $ 544,845   $   305,783   $246,677   $23,565,679   $ 9,266,175   $5,917,063
 M Fund Inc.  . . . .          --            --         --            --            --           --
                        ---------   -----------   --------   -----------   -----------   ----------
Total investment

 income . . . . . . .     544,845       305,783    246,677    23,565,679     9,266,175    5,917,063
Expenses:
 Mortality and expense

  risks . . . . . . .      29,468        22,716     13,879       715,377       290,361      169,135
                        ---------   -----------   --------   -----------   -----------   ----------
Net investment income     515,377       283,067    232,798    22,850,302     8,975,814    5,747,928
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .    (735,504)     (454,979)   252,095     6,207,253     2,061,212    2,390,414
 Net unrealized
  appreciation
  (depreciation)

  during the period .      80,925      (698,676)   (13,488)   (5,814,839)    7,759,307      435,778
                        ---------   -----------   --------   -----------   -----------   ----------
Net realized and
 unrealized gain

 (loss) on investments   (654,579)   (1,153,655)   238,607       392,414     9,820,519    2,826,192
                        ---------   -----------   --------   -----------   -----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(139,202)  $  (870,588)  $471,405   $23,242,716   $18,796,333   $8,574,120
                        =========   ===========   ========   ===========   ===========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                MANAGED SUBACCOUNT                 SHORT-TERM BOND SUBACCOUNT
                        ------------------------------------  ------------------------------------
                           1999          1998        1997        1999         1998          1997
                        ------------  ----------  ----------  -----------  ------------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $11,251,980   $3,606,186  $1,879,954  $  957,614   $   977,164    $ 415,542
 M Fund Inc.  . . . .            --           --          --          --            --           --
                        -----------   ----------  ----------  ----------   -----------    ---------
Total investment

 income . . . . . . .    11,251,980    3,606,186   1,879,954     957,614       977,164      415,542
Expenses:
 Mortality and expense

  risks . . . . . . .       495,544      121,905      65,383      50,128        50,947       20,551
                        -----------   ----------  ----------  ----------   -----------    ---------
Net investment income    10,756,436    3,484,281   1,814,571     907,486       926,217      394,991
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     2,233,258      278,186     171,318    (441,667)       24,740       35,294
 Net unrealized
  appreciation
  (depreciation)

  during the period .    (6,419,069)   1,791,231     715,231     (85,754)     (136,999)     (25,976)
                        -----------   ----------  ----------  ----------   -----------    ---------
Net realized and
 unrealized gain

 (loss) on investments   (4,185,811)   2,069,417     886,549    (527,421)     (112,259)       9,318
                        -----------   ----------  ----------  ----------   -----------    ---------
Net increase in net
 assets resulting from
 operations . . . . .   $ 6,570,625   $5,553,698  $2,701,120  $  380,065   $   813,958    $ 404,309
                        ===========   ==========  ==========  ==========   ===========    =========


                                                              INTERNATIONAL OPPORTUNITIES
                           SMALL CAP VALUE SUBACCOUNT                  SUBACCOUNT
                        --------------------------------   ---------------------------------
                          1999        1998        1997        1999        1998        1997
                        ----------  ----------  ---------  ----------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $ 409,324   $  47,350   $299,278   $2,096,195  $  103,399   $  69,078
 M Fund Inc.  . . . .          --          --         --           --          --          --
                        ---------   ---------   --------   ----------  ----------   ---------
Total investment

 income . . . . . . .     409,324      47,350    299,278    2,096,195     103,399      69,078
Expenses:
 Mortality and expense

  risks . . . . . . .      64,613      33,335      8,494       90,191      50,003      13,177
                        ---------   ---------   --------   ----------  ----------   ---------
Net investment income     344,711      14,015    290,784    2,006,004      53,396      55,901
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .    (979,002)     (9,919)    75,149    1,907,809     191,495      80,782
 Net unrealized
  appreciation
  (depreciation)

  during the period .     325,684    (523,693)   (18,626)   3,818,953   1,108,416    (260,664)
                        ---------   ---------   --------   ----------  ----------   ---------
Net realized and
 unrealized gain

 (loss) on investments   (653,318)   (533,612)    56,523    5,726,762   1,299,911    (179,882)
                        ---------   ---------   --------   ----------  ----------   ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(308,607)  $(519,597)  $347,307   $7,732,766  $1,353,307   $(123,981)
                        =========   =========   ========   ==========  ==========   =========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                              EQUITY INDEX SUBACCOUNT             GLOBAL BOND SUBACCOUNT
                        -----------------------------------  --------------------------------
                           1999         1998        1997        1999         1998       1997
                        -----------  ----------  ----------  ------------  --------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $ 5,839,023  $1,337,750  $  409,920  $   460,088   $303,545   $ 74,850
 M Fund Inc.  . . . .            --          --          --           --         --         --
                        -----------  ----------  ----------  -----------   --------   --------
Total investment

 income . . . . . . .     5,839,023   1,337,750     409,920      460,088    303,545     74,850
Expenses:
 Mortality and expense

  risks . . . . . . .       335,573     126,021      31,223       35,321     19,894      3,820
                        -----------  ----------  ----------  -----------   --------   --------
Net investment income     5,503,450   1,211,729     378,697      424,767    283,651     71,030
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .     7,681,081     691,270     901,978     (204,675)    81,659      8,335
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .     4,678,509   6,098,919     392,256     (433,526)    43,608    (11,727)
                        -----------  ----------  ----------  -----------   --------   --------
Net realized and
 unrealized gain

 (loss) on investments   12,359,590   6,790,189   1,294,234     (638,201)   125,267     (3,392)
                        -----------  ----------  ----------  -----------   --------   --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $17,863,040  $8,001,918  $1,672,931  $  (213,434)  $408,918   $ 67,638
                        ===========  ==========  ==========  ===========   ========   ========


                                                             BRANDES INTERNATIONAL
                        TURNER CORE GROWTH SUBACCOUNT          EQUITY SUBACCOUNT
                        ------------------------------  ------------------------------
                           1999       1998      1997       1999       1998       1997
                        ----------  --------  --------  ----------  --------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series

  Trust I . . . . . .   $1,349,358  $     --  $     --  $  549,978  $     --   $     --
 M Fund Inc.  . . . .           --    84,940    91,360          --   358,080     32,677
                        ----------  --------  --------  ----------  --------   --------
Total investment

 income . . . . . . .    1,349,358    84,940    91,360     549,978   358,080     32,677
Expenses:
 Mortality and expense

  risks . . . . . . .       33,920     7,737     4,071      34,297    14,434      7,502
                        ----------  --------  --------  ----------  --------   --------
Net investment income    1,315,438    77,203    87,289     515,681   343,646     25,175
Net realized and
 unrealized gain
 (loss) on
 investments: . . . .
 Net realized gains .    1,038,462   156,278    76,711     507,727    89,337     12,541
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .    1,626,646   562,620    32,626   3,486,097    91,915    (26,022)
                        ----------  --------  --------  ----------  --------   --------
Net realized and
 unrealized gain

 (loss) on investments   2,665,108   718,898   109,337   3,993,824   181,252    (13,481)
                        ----------  --------  --------  ----------  --------   --------
Net increase in net
 assets resulting from
 operations . . . . .   $3,980,546  $796,101  $196,626  $4,509,505  $524,898   $ 11,694
                        ==========  ========  ========  ==========  ========   ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                          FRONTIER CAPITAL APPRECIATION

                                    SUBACCOUNT               ENHANCED U.S. EQUITY SUBACCOUNT
                        ---------------------------------   --------------------------------
                           1999       1998        1997         1999        1998        1997*
                        ----------  ----------  ----------  ----------  ----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $  487,465  $      --   $      --    $532,067    $     --     $    --
 M Fund Inc.  . . . .           --     34,738     128,190          --      72,302      15,335
                        ----------  ---------   ---------    --------    --------     -------
Total investment

 income . . . . . . .      487,465     34,738     128,190     532,067      72,302      15,335
Expenses:
 Mortality and expense

  risks . . . . . . .       37,471     24,841      10,040      13,930       4,069         478
                        ----------  ---------   ---------    --------    --------     -------
Net investment income      449,994      9,897     118,150     518,137      68,233      14,857
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .      624,068   (445,752)    614,358     264,436      87,723       4,177
 Net unrealized
  appreciation
  (depreciation)

  during the period .    3,431,408    432,064    (368,570)    151,562      89,677       6,844
                        ----------  ---------   ---------    --------    --------     -------
Net realized and
 unrealized gain

 (loss) on investments   4,055,476    (13,688)    245,788     415,998     177,400      11,021
                        ----------  ---------   ---------    --------    --------     -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $4,505,470  $  (3,791)  $ 363,938    $934,135    $245,633     $25,878
                        ==========  =========   =========    ========    ========     =======


                              EMERGING

                           MARKETS EQUITY         GLOBAL EQUITY          BOND INDEX
                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                        --------------------   ------------------   --------------------
                           1999      1998**      1999     1998**      1999        1998**
                        ----------  ---------  --------  ---------  ----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable

  Series Trust I  . .   $  137,724  $    522   $  6,063  $    491   $ 140,772    $ 23,842
 M Fund Inc.  . . . .           --        --         --        --          --          --
                        ----------  --------   --------  --------   ---------    --------
Total investment

 income . . . . . . .      137,724       522      6,063       491     140,772      23,842
Expenses:
 Mortality and expense

  risks . . . . . . .        5,465       387      1,859       339      10,636         937
                        ----------  --------   --------  --------   ---------    --------
 Net investment income     132,259       135      4,204       152     130,136      22,905
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains
  (losses). . . . . .      663,998   (45,975)    82,873   (21,835)   (104,174)      1,002
 Net unrealized
  appreciation
  (depreciation)

  during the period .      432,248     2,289     47,295     4,812     (78,192)    (10,217)
                        ----------  --------   --------  --------   ---------    --------
Net realized and
 unrealized gain

 (loss) on investments   1,096,246   (43,686)   130,168   (17,023)   (182,366)     (9,215)
                        ----------  --------   --------  --------   ---------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $1,228,505  $(43,551)  $134,372  $(16,871)  $ (52,230)   $ 13,690
                        ==========  ========   ========  ========   =========    ========

---------
* From July 1, 1997 (commencement of operations). ** From May 1, 1998 (commencement of operations).

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                        SMALL/MID            HIGH YIELD
                                        CAP CORE                BOND
                                       SUBACCOUNT            SUBACCOUNT
                                   -------------------   --------------------
                                     1999      1998**      1999        1998**
                                   ---------  ---------  ----------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series

  Trust I  . . . . . . . . . . .   $ 54,784   $     --   $ 352,641    $ 88,721
 M Fund Inc. . . . . . . . . . .         --         --          --          --
                                   --------   --------   ---------    --------
Total investment income  . . . .     54,784         --     352,641      88,721
Expenses:
 Mortality and expense risks . .      2,073        535      12,206       1,962
                                   --------   --------   ---------    --------
Net investment income (loss) . .     52,711       (535)    340,435      86,759
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses) . .     65,733    (25,196)     42,365      64,824
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . .    (10,735)    18,718    (139,659)    149,416
                                   --------   --------   ---------    --------
Net realized and unrealized gain
 (loss) on investments . . . . .     54,998     (6,478)    (97,294)    214,240
                                   --------   --------   ---------    --------
Net increase (decrease) in net
 assets resulting from operations  $107,709   $ (7,013)  $ 243,141    $300,999
                                   ========   ========   =========    ========

---------
** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       STATEMENTS OF CHANGES IN NET ASSETS

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                                 LARGE CAP GROWTH SUBACCOUNT                   SOVEREIGN BOND SUBACCOUNT
                                          ------------------------------------------   -----------------------------------------
                                              1999           1998           1997           1999           1998           1997
                                          -------------  -------------  -------------  -------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . .   $ 17,233,439   $  6,143,421   $  2,793,242   $  2,725,206   $  2,097,345    $   816,558
 Net realized gains (losses)  . . . . .      5,003,007      1,750,881        619,721     (1,391,910)       185,230         80,538
 Net unrealized appreciation

  (depreciation) during the period  . .     (2,053,672)     8,041,022      2,301,920     (1,837,190)      (378,058)        63,687
                                          ------------   ------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . . .     20,182,774     15,935,324      5,714,883       (503,894)     1,904,517        960,783
From policyholder transactions:
 Net premiums from policyholders  . . .     75,667,981     29,859,648     20,264,849     74,595,720     38,567,292     21,324,560
 Net benefits to policyholders  . . . .    (45,347,424)   (13,281,028)   (10,390,849)   (68,312,320)   (27,391,317)    (8,009,615)
                                          ------------   ------------   ------------   ------------   ------------    -----------
Net increase in net assets resulting
 from policyholder
 transactions . . . . . . . . . . . . .     30,320,557     16,578,620      9,874,000      6,283,400     11,175,975     13,314,945
                                          ------------   ------------   ------------   ------------   ------------    -----------
Net increase in net assets  . . . . . .     50,503,331     32,513,944     15,588,883      5,779,506     13,080,492     14,275,728
Net assets at beginning of period . . .     65,018,220     32,504,276     16,915,393     32,541,967     19,461,475      5,185,747
                                          ------------   ------------   ------------   ------------   ------------    -----------
Net assets at end of period . . . . . .   $115,521,551   $ 65,018,220   $ 32,504,276   $ 38,321,473   $ 32,541,967    $19,461,475
                                          ============   ============   ============   ============   ============    ===========


                                                       INTERNATIONAL EQUITY                            SMALL CAP
                                                         INDEX SUBACCOUNT                          GROWTH SUBACCOUNT
                                             ----------------------------------------   ----------------------------------------
                                                 1999          1998          1997           1999          1998           1997
                                             -------------  ------------  ------------  -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . . . .   $    855,417   $ 1,885,059   $   389,020   $  3,637,734   $   (22,593)   $    (6,074)
 Net realized gains  . . . . . . . . . . .        753,750       152,030       244,810      2,548,944        58,729         21,707
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . .      4,871,167        78,480    (1,219,540)     3,920,455     1,070,805        126,699
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . .      6,480,334     2,115,569      (585,710)    10,107,133     1,106,941        142,332
From policyholder transactions:
 Net premiums from policyholders . . . . .     53,332,374    10,034,119     8,150,400     52,637,861    12,088,047      2,870,481
 Net benefits to policyholders . . . . . .    (39,209,664)   (8,344,107)   (4,505,840)   (40,800,272)   (6,621,834)    (1,005,386)
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions . . . . . . . .     14,122,710     1,690,012     3,644,560     11,837,589     5,466,213      1,865,095
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net increase in net assets . . . . . . . .     20,603,044     3,805,581     3,058,850     21,944,722     6,573,154      2,007,427
Net assets at beginning of period  . . . .     12,595,630     8,790,049     5,731,199      9,078,106     2,504,952        497,525
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net assets at end of period  . . . . . . .   $ 33,198,674   $12,595,630   $ 8,790,049   $ 31,022,828   $ 9,078,106    $ 2,504,952
                                             ============   ===========   ===========   ============   ===========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                                  INTERNATIONAL BALANCED
                                                        SUBACCOUNT                           MID CAP GROWTH SUBACCOUNT
                                          --------------------------------------   ---------------------------------------------
                                             1999          1998          1997          1999            1998             1997
                                          ------------  ------------  -----------  --------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . .   $   358,974   $   176,073   $   56,806   $   6,389,535   $   1,088,251    $      (8,287)
 Net realized gains . . . . . . . . . .        15,640        24,206        8,667       5,188,018         599,619            1,235
 Net unrealized appreciation
  (depreciation) during the period  . .      (173,912)      147,461      (67,714)     15,078,681       1,184,263          486,186
                                          -----------   -----------   ----------   -------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from operations  . . . . . .       200,702       347,740       (2,241)     26,656,234       2,872,133          479,134
From policyholder transactions:
 Net premiums from policyholders  . . .     6,295,052     3,163,316    1,608,069      65,183,285      11,323,614        3,212,754
 Net benefits to policyholders  . . . .    (5,007,225)   (1,882,974)    (282,878)    (41,018,347)     (5,132,055)        (915,459)
                                          -----------   -----------   ----------   -------------   -------------    -------------
Net increase in net assets resulting
 from policyholder transactions . . . .     1,287,827     1,280,342    1,325,191      24,164,938       6,191,559        2,297,295
                                          -----------   -----------   ----------   -------------   -------------    -------------
Net increase in net assets  . . . . . .     1,488,529     1,628,082    1,322,950      50,821,172       9,063,692        2,776,429
Net assets at beginning of period . . .     3,103,327     1,475,245      152,295      12,678,444       3,614,752          838,323
                                          -----------   -----------   ----------   -------------   -------------    -------------
Net assets at end of period . . . . . .   $ 4,591,856   $ 3,103,327   $1,475,245   $  63,499,616   $  12,678,444    $   3,614,752
                                          ===========   ===========   ==========   =============   =============    =============


                                               LARGE CAP VALUE SUBACCOUNT                     MONEY MARKET SUBACCOUNT
                                        ----------------------------------------   ---------------------------------------------
                                            1999          1998          1997           1999            1998             1997
                                        -------------  ------------  ------------  --------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . .   $  1,720,195   $   756,459   $   183,036   $   2,988,530   $   1,687,016    $     691,552
 Net realized gains . . . . . . . . .        705,454       330,827       164,821              --              --               --
 Net unrealized appreciation
  (depreciation) during the period  .     (2,181,112)      145,355       279,449              --              --               --
                                        ------------   -----------   -----------   -------------   -------------    -------------
Net increase in net assets resulting
 from operations  . . . . . . . . . .        244,537     1,232,641       627,306       2,988,530       1,687,016          691,552
From policyholder transactions:
 Net premiums from policyholders  . .     37,432,039    15,144,316     5,421,062     890,376,545     340,377,358      103,737,470
 Net benefits to policyholders  . . .    (27,199,179)   (4,937,583)   (1,620,578)   (918,869,964)   (269,723,839)    (100,296,756)
                                        ------------   -----------   -----------   -------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . .     10,232,860    10,206,733     3,800,484     (28,493,419)     70,653,519        3,440,714
                                        ------------   -----------   -----------   -------------   -------------    -------------
Net increase (decrease) in net assets     10,477,397    11,439,374     4,427,790     (25,504,889)     72,340,535        4,132,266
Net assets at beginning of period . .     16,629,520     5,190,146       762,356      86,511,658      14,171,123       10,038,857
                                        ------------   -----------   -----------   -------------   -------------    -------------
Net assets at end of period . . . . .   $ 27,106,917   $16,629,520   $ 5,190,146   $  61,006,769   $  86,511,658    $  14,171,123
                                        ============   ===========   ===========   =============   =============    =============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                                                                                     SMALL/MID CAP
                                                     MID CAP VALUE SUBACCOUNT                      GROWTH SUBACCOUNT
                                             ----------------------------------------   ----------------------------------------
                                                 1999          1998          1997           1999          1998           1997
                                             -------------  ------------  ------------  -------------  ------------  --------------
Increase in net assets from operations:
 Net investment income . . . . . . . . . .   $     41,579   $    75,449   $   434,660   $  1,388,661   $   108,037    $   842,666
 Net realized gains (losses) . . . . . . .       (860,332)     (538,516)      101,787         13,375       232,246        297,666
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . .      1,757,919      (830,390)      (39,717)    (1,001,208)      236,333       (730,748)
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from
 operations  . . . . . . . . . . . . . . .        939,166    (1,293,457)      496,730        400,828       576,616        409,584
From policyholder transactions:
 Net premiums from policyholders . . . . .     32,024,751    18,837,112     6,323,061     11,809,133     4,563,154      8,511,081
 Net benefits to policyholders . . . . . .    (29,579,995)   (7,855,945)   (1,089,206)    (9,775,543)   (6,481,542)    (6,274,668)
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions       2,444,756    10,981,167     5,233,855      2,033,590    (1,918,388)     2,236,413
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets  . .      3,383,922     9,687,710     5,730,585      2,434,418    (1,341,772)     2,645,997
Net assets at beginning of period  . . . .     15,754,611     6,066,901       336,316      7,491,413     8,833,185      6,187,188
                                             ------------   -----------   -----------   ------------   -----------    -----------
Net assets at end of period  . . . . . . .   $ 19,138,533   $15,754,611   $ 6,066,901   $  9,925,831   $ 7,491,413    $ 8,833,185
                                             ============   ===========   ===========   ============   ===========    ===========


                                               REAL ESTATE EQUITY SUBACCOUNT                 GROWTH & INCOME SUBACCOUNT
                                          ----------------------------------------   -------------------------------------------
                                              1999          1998          1997           1999            1998            1997
                                          -------------  ------------  ------------  --------------  -------------  ---------------
Increase in net assets from operations:
 Net investment income  . . . . . . . .   $    515,377   $   283,067   $   232,798   $  22,850,302   $  8,975,814    $  5,747,928
 Net realized gains (losses)  . . . . .       (735,504)     (454,979)      252,095       6,207,253      2,061,212       2,390,414
 Net unrealized appreciation

  (depreciation) during the period  . .         80,925      (698,676)      (13,488)     (5,814,839)     7,759,307         435,778
                                          ------------   -----------   -----------   -------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from
 operations . . . . . . . . . . . . . .       (139,202)     (870,588)      471,405      23,242,716     18,796,333       8,574,120
From policyholder transactions:
 Net premiums from policyholders  . . .     22,699,314     6,964,604     4,833,914     196,639,863     60,975,616      35,535,599
 Net benefits to policyholders  . . . .    (18,093,640)   (5,513,221)   (2,393,463)   (106,763,955)   (31,360,866)    (21,776,809)
                                          ------------   -----------   -----------   -------------   ------------    ------------
Net increase in net assets resulting
 from policyholder
 transactions . . . . . . . . . . . . .      4,605,674     1,451,383     2,440,451      89,875,908     29,614,750      13,758,790
                                          ------------   -----------   -----------   -------------   ------------    ------------
Net increase in net assets  . . . . . .      4,466,472       580,795     2,911,856     113,118,624     48,411,083      22,332,910
Net assets at beginning of period . . .      4,772,174     4,191,379     1,279,523      96,407,275     47,996,192      25,663,282
                                          ------------   -----------   -----------   -------------   ------------    ------------
Net assets at end of period . . . . . .   $  9,238,646   $ 4,772,174   $ 4,191,379   $ 209,525,899   $ 96,407,275    $ 47,996,192
                                          ============   ===========   ===========   =============   ============    ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                                                                                    SHORT-TERM BOND
                                                       MANAGED SUBACCOUNT                             SUBACCOUNT
                                            ----------------------------------------   -----------------------------------------
                                                1999          1998          1997           1999           1998           1997
                                            -------------  ------------  ------------  -------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $ 10,756,436   $ 3,484,281   $ 1,814,571   $    907,486   $    926,217    $   394,991
 Net realized gains (losses)  . . . . . .      2,233,258       278,186       171,318       (441,667)        24,740         35,294
 Net unrealized appreciation

  (depreciation) during the period  . . .     (6,419,069)    1,791,231       715,231        (85,754)      (136,999)       (25,976)
                                            ------------   -----------   -----------   ------------   ------------    -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . .      6,570,625     5,553,698     2,701,120        380,065        813,958        404,309
From policyholder transactions:
 Net premiums from policyholders  . . . .    113,292,872    21,019,273    16,914,475     41,259,110     27,490,588     12,911,228
 Net benefits to policyholders  . . . . .    (34,219,380)   (8,281,600)   (9,357,535)   (49,156,693)   (21,534,195)    (4,234,624)
                                            ------------   -----------   -----------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions     79,073,492    12,737,673     7,556,940     (7,897,583)     5,956,393      8,676,604
                                            ------------   -----------   -----------   ------------   ------------    -----------
Net increase (decrease) in net assets . .     85,644,117    18,291,371    10,258,060     (7,517,518)     6,770,351      9,080,913
Net assets at beginning of period . . . .     40,066,692    21,775,321    11,517,261     19,246,506     12,476,155      3,395,242
                                            ------------   -----------   -----------   ------------   ------------    -----------
Net assets at end of period . . . . . . .   $125,710,809   $40,066,692   $21,775,321   $ 11,728,988   $ 19,246,506    $12,476,155
                                            ============   ===========   ===========   ============   ============    ===========


                                                                                              INTERNATIONAL OPPORTUNITIES
                                                   SMALL CAP VALUE SUBACCOUNT                         SUBACCOUNT
                                             ---------------------------------------   -----------------------------------------
                                                 1999          1998          1997          1999           1998           1997
                                             -------------  ------------  -----------  -------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . .   $    344,711   $    14,015   $  290,784   $  2,006,004   $     53,396    $    55,901
 Net realized gains (losses) . . . . . . .       (979,002)       (9,919)      75,149      1,907,809        191,495         80,782
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . .        325,684      (523,693)     (18,626)     3,818,953      1,108,416       (260,664)
                                             ------------   -----------   ----------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . .       (308,607)     (519,597)     347,307      7,732,766      1,353,307       (123,981)
From policyholder transactions:
 Net premiums from policyholders . . . . .     39,172,672    11,420,833    4,182,527     43,216,216     23,844,756      8,906,153
 Net benefits to policyholders . . . . . .    (30,591,417)   (4,363,378)    (897,951)   (38,372,463)   (12,275,087)    (3,655,731)
                                             ------------   -----------   ----------   ------------   ------------    -----------
Net increase in net assets resulting from
 policyholder transactions . . . . . . . .      8,581,255     7,057,455    3,284,576      4,843,753     11,569,669      5,250,422
                                             ------------   -----------   ----------   ------------   ------------    -----------
Net increase in net assets . . . . . . . .      8,272,648     6,537,858    3,631,883     12,576,519     12,922,976      5,126,441
Net assets at beginning of period  . . . .     10,510,748     3,972,890      341,007     18,958,530      6,035,554        909,113
                                             ------------   -----------   ----------   ------------   ------------    -----------
Net assets at end of period  . . . . . . .   $ 18,783,396   $10,510,748   $3,972,890   $ 31,535,049   $ 18,958,530    $ 6,035,554
                                             ============   ===========   ==========   ============   ============    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                       EQUITY INDEX SUBACCOUNT
                        -----------------------------------------------------
                                  1999                 1998          1997
                        -------------------------  -------------  ------------
Increase (decrease) in net assets from operations:

 Net investment income  $              5,503,450   $  1,211,729   $   378,697
 Net realized gains
  (losses). . . . . .                  7,681,081        691,270       901,978
 Net unrealized
  appreciation
  (depreciation)

  during the period .                  4,678,509      6,098,919       392,256
                        ------------------------   ------------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .                 17,863,040      8,001,918     1,672,931
From policyholder
 transactions:
 Net premiums from

  policyholders . . .                225,994,914     60,690,933    23,412,687
 Net benefits to
  policyholders . . .               (147,909,470)   (31,166,123)   (9,622,006)
                        ------------------------   ------------   -----------
Net increase in net
 assets resulting from
 policyholder

 transactions . . . .                 78,085,444     29,524,810    13,790,681
                        ------------------------   ------------   -----------
Net increase in net
 assets . . . . . . .                 95,948,484     37,526,728    15,463,612
Net assets at
 beginning of period                  53,964,647     16,437,919       974,307
                        ------------------------   ------------   -----------
Net assets at end of
 period . . . . . . .   $            149,913,131   $ 53,964,647   $16,437,919
                        ========================   ============   ===========
                                      GLOBAL BOND SUBACCOUNT
                        --------------------------------------------------
                                 1999                1998           1997
                        ------------------------  ------------  -------------
Increase (decrease) in net assets from operations:

 Net investment income  $               424,767   $   283,651    $   71,030
 Net realized gains                    (204,675)       81,659         8,335
  (losses). . . . . .
 Net unrealized
  appreciation                         (433,526)       43,608       (11,727)
  (depreciation)        -----------------------   -----------    ----------
  during the period .
Net increase                           (213,434)      408,918        67,638
 (decrease) in net
 assets resulting from
 operations . . . . .
From policyholder
 transactions:

 Net premiums from                   11,387,398     9,258,713     1,828,179
  policyholders . . .
 Net benefits to

  policyholders . . .               (10,615,019)   (3,008,341)     (534,164)
                        -----------------------   -----------    ----------
Net increase in net
 assets resulting from                  772,379     6,250,372     1,294,015
 policyholder           -----------------------   -----------    ----------
 transactions . . . .
Net increase in net                     558,945     6,659,290     1,361,653
 assets . . . . . . .
Net assets at

 beginning of period                  8,279,571     1,620,281       258,628
                        -----------------------   -----------    ----------
Net assets at end of
 period . . . . . . .   $             8,838,516   $ 8,279,571    $1,620,281
                        =======================   ===========    ==========


                                                                                                  BRANDES INTERNATIONAL
                                                    TURNER CORE GROWTH SUBACCOUNT                   EQUITY SUBACCOUNT
                                                --------------------------------------   ---------------------------------------
                                                   1999          1998          1997         1999           1998          1997
                                                ------------  ------------  -----------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . . . .   $ 1,315,438   $    77,203   $   87,289   $   515,681   $    343,646   $    25,175
 Net realized gains . . . . . . . . . . . . .     1,038,462       156,278       76,711       507,727         89,337        12,541
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . .     1,626,646       562,620       32,626     3,486,097         91,915       (26,022)
                                                -----------   -----------   ----------   -----------   ------------   -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . .     3,980,546       796,101      196,626     4,509,505        524,898        11,694
From policyholder transactions:
 Net premiums from policyholders  . . . . . .    23,098,524     4,779,974      743,622    12,134,533      5,520,633     2,484,010
 Net benefits to policyholders  . . . . . . .    (9,308,254)   (1,690,860)    (580,027)   (5,569,496)   (2,041,375)    (1,088,249)
                                                -----------   -----------   ----------   -----------   ------------   -----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . . . .    13,790,270     3,089,114      163,595     6,565,037      3,479,258     1,395,761
                                                -----------   -----------   ----------   -----------   ------------   -----------
Net increase in net assets  . . . . . . . . .    17,770,816     3,885,215      360,221    11,074,542      4,004,156     1,407,455
Net assets at beginning of period . . . . . .     4,900,189     1,014,974      654,753     6,340,754      2,336,598       929,143
                                                -----------   -----------   ----------   -----------   ------------   -----------
Net assets at end of period . . . . . . . . .   $22,671,005   $ 4,900,189   $1,014,974   $17,415,296   $  6,340,754   $ 2,336,598
                                                ===========   ===========   ==========   ===========   ============   ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                                           FRONTIER CAPITAL APPRECIATION
                                                     SUBACCOUNT

                        --------------------------------------------------------------------
                                          1999                        1998          1997
                        -----------------------------------------  ------------  ------------
Increase (decrease) in net assets from operations:

 Net investment income  $                                449,994   $     9,897   $   118,150
 Net realized gains
  (losses). . . . . .                                    624,068      (445,752)      614,358
 Net unrealized
  appreciation
  (depreciation)

  during the period .                                  3,431,408       432,064      (368,570)
                        ----------------------------------------   -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .                                  4,505,470        (3,791)      363,938
From policyholder
 transactions:
 Net premiums from

  policyholders . . .                                 25,135,447    13,982,031    10,030,418
 Net benefits to
  policyholders . . .                                (22,331,613)   (9,695,520)   (5,969,436)
                        ----------------------------------------   -----------   -----------
Net increase in net
 assets resulting from
 policyholder

 transactions . . . .                                  2,803,834     4,286,511     4,060,982
                        ----------------------------------------   -----------   -----------
Net increase in net
 assets . . . . . . .                                  7,309,304     4,282,720     4,424,920
Net assets at
 beginning of period                                   9,675,718     5,392,998       968,078
                        ----------------------------------------   -----------   -----------
Net assets at end of
 period . . . . . . .   $                             16,985,022   $ 9,675,718   $ 5,392,998
                        ========================================   ===========   ===========
                                              ENHANCED U.S.
                                            EQUITY SUBACCOUNT
                        ---------------------------------------------------------
                                     1999                    1998          1997*
                        --------------------------------  ------------  ------------
Increase (decrease) in net assets from operations:

 Net investment income  $                       518,137   $    68,233    $  14,857
 Net realized gains                             264,436        87,723        4,177
  (losses). . . . . .
 Net unrealized
  appreciation                                  151,562        89,677        6,844
  (depreciation)        -------------------------------   -----------    ---------
  during the period .
Net increase                                    934,135       245,633       25,878
 (decrease) in net
 assets resulting from
 operations . . . . .
From policyholder
 transactions:

 Net premiums from                            6,480,741     3,031,309      475,503
  policyholders . . .
 Net benefits to

  policyholders . . .                        (3,151,279)   (1,299,530)      (4,176)
                        -------------------------------   -----------    ---------
Net increase in net
 assets resulting from                        3,329,462     1,731,779      471,327
 policyholder           -------------------------------   -----------    ---------
 transactions . . . .
Net increase in net                           4,263,597     1,977,412      497,205
 assets . . . . . . .
Net assets at

 beginning of period                          2,474,617       497,205            0
                        -------------------------------   -----------    ---------
Net assets at end of
 period . . . . . . .   $                     6,738,214   $ 2,474,617    $ 497,205
                        ===============================   ===========    =========


                                                    EMERGING MARKETS              GLOBAL EQUITY                BOND INDEX
                                                   EQUITY SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                               --------------------------   -------------------------   ------------------------
                                                   1999         1998**         1999         1998**         1999          1998**
                                               -------------  ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . . .   $    132,259   $       135   $     4,204   $       152   $   130,136    $   22,905
 Net realized gains (losses) . . . . . . . .        663,998       (45,975)       82,873       (21,835)     (104,174)        1,002
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . .        432,248         2,289        47,295         4,812       (78,192)      (10,217)
                                               ------------   -----------   -----------   -----------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . .      1,228,505       (43,551)      134,372       (16,871)      (52,230)       13,690
From policyholder transactions:
 Net premiums from policyholders . . . . . .     18,579,194     2,434,226     3,151,983     2,372,034     6,471,518     1,176,234
 Net benefits to policyholders . . . . . . .    (16,271,324)   (2,203,670)   (2,613,505)   (2,191,135)   (2,358,694)     (124,467)
                                               ------------   -----------   -----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions . . . . . . . . .      2,307,870       230,556       538,478       180,899     4,112,824     1,051,767
                                               ------------   -----------   -----------   -----------   -----------    ----------
Net increase in net assets . . . . . . . . .      3,536,375       187,005       672,850       164,028     4,060,594     1,065,457
Net assets at beginning of period  . . . . .        187,005             0       164,028             0     1,065,457             0
                                               ------------   -----------   -----------   -----------   -----------    ----------
Net assets at end of period  . . . . . . . .   $  3,723,380   $   187,005   $   836,878   $   164,028   $ 5,126,051    $1,065,457
                                               ============   ===========   ===========   ===========   ===========    ==========

---------
* From July 1, 1997 (commencement of operations). ** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      YEARS AND PERIODS ENDED DECEMBER 31,



                           SMALL/MID CAP CORE                  HIGH YIELD BOND
                               SUBACCOUNT                         SUBACCOUNT
                        ------------------------   ----------------------------------------
                           1999         1998**                1999                 1998**
                        ------------  -----------  ---------------------------  --------------
Increase (decrease) in net assets from operations:

 Net investment income

  (loss). . . . . . .   $    52,711   $     (535)  $                  340,435    $    86,759
 Net realized gains
  (losses). . . . . .        65,733      (25,196)                      42,365         64,824
 Net unrealized
  appreciation
  (depreciation)

  during the period .       (10,735)      18,718                     (139,659)       149,416
                        -----------   ----------   --------------------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .       107,709       (7,013)                     243,141        300,999
From policyholder
 transactions:
 Net premiums from

  policyholders . . .     5,817,483    1,089,030                   19,870,990      6,683,673
 Net benefits to
  policyholders . . .    (5,611,532)    (778,864)                 (20,368,501)    (2,457,088)
                        -----------   ----------   --------------------------    -----------
Net increase

 (decrease) in net
 assets resulting from
 policyholder

 transactions . . . .       205,951      310,166                     (497,511)     4,226,585
                        -----------   ----------   --------------------------    -----------
Net increase
 (decrease) in net

 assets . . . . . . .       313,660      303,153                     (254,370)     4,527,584
Net assets at
 beginning of period        303,153            0                    4,527,584              0
                        -----------   ----------   --------------------------    -----------
Net assets at end of
 period . . . . . . .   $   616,813   $  303,153   $                4,273,214    $ 4,527,584
                        ===========   ==========   ==========================    ===========

---------
** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

 Expenses

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1999, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1999 were as follows:


             PORTFOLIO          SHARES OWNED      COST          VALUE
             ---------          ------------  ------------  --------------
--------------------------------
Large Cap Growth  . . . . . .     4,226,550   $108,181,136   $115,521,551
Sovereign Bond  . . . . . . .     4,200,440     40,512,273     38,321,473
International Equity Index  .     1,689,937     29,224,059     33,198,674
Small Cap Growth  . . . . . .     1,622,919     25,907,535     31,022,828
International Balanced  . . .       428,930      4,680,715      4,591,856
Mid Cap Growth  . . . . . . .     2,172,468     46,744,046     63,499,616
Large Cap Value . . . . . . .     2,009,306     28,839,671     27,106,917
Money Market  . . . . . . . .     6,100,677     61,006,768     61,006,769
Mid Cap Value . . . . . . . .     1,497,913     18,236,811     19,138,533
Small/Mid Cap Growth  . . . .       707,222     10,888,164      9,925,831
Real Estate Equity  . . . . .       805,182      9,643,804      9,238,646
Growth & Income . . . . . . .    10,470,370    207,387,033    209,525,899
Managed . . . . . . . . . . .     8,137,552    130,087,567    125,710,809
Short-Term Bond . . . . . . .     1,206,452     11,963,663     11,728,988
Small Cap Value . . . . . . .     1,720,546     18,985,985     18,783,396
International Opportunities .     2,078,452     26,831,679     31,535,049
Equity Index  . . . . . . . .     7,327,855    138,687,664    149,913,131
Global Bond . . . . . . . . .       900,154      9,240,752      8,838,516
Turner Core Growth  . . . . .       988,705     20,433,059     22,671,005
Brandes International Equity      1,122,129     13,875,593     17,415,296
Frontier Capital Appreciation       804,225     13,485,020     16,985,022
Enhanced U.S. Equity  . . . .       321,327      6,490,133      6,738,214
Emerging Markets Equity . . .       303,646      3,288,843      3,723,380
Global Equity . . . . . . . .        68,965        784,773        836,878
Bond Index  . . . . . . . . .       550,115      5,214,459      5,126,051
Small/Mid Cap CORE  . . . . .        62,841        608,830        616,813
High Yield Bond . . . . . . .       475,514      4,263,457      4,273,214

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 1999 were as follows:


             PORTFOLIO                 PURCHASES        SALES
             ---------                ------------  --------------
Large Cap Growth  . . . . . . . . .   $ 62,265,535   $ 14,711,539
Sovereign Bond  . . . . . . . . . .     38,288,617     29,280,010
International Equity Index  . . . .     32,519,440     17,541,313
Small Cap Growth  . . . . . . . . .     27,757,302     12,281,978
International Balanced  . . . . . .      3,415,587      1,768,784
Mid Cap Growth  . . . . . . . . . .     45,338,211     14,783,738
Large Cap Value . . . . . . . . . .     22,257,609     10,304,554
Money Market  . . . . . . . . . . .    304,141,849    329,646,739
Mid Cap Value . . . . . . . . . . .     15,413,952     12,927,617
Small/Mid Cap Growth  . . . . . . .      8,759,614      5,337,363
Real Estate Equity  . . . . . . . .     13,375,520      8,254,469
Growth & Income . . . . . . . . . .    144,949,345     32,223,136
Managed . . . . . . . . . . . . . .    111,633,323     21,803,394
Short-Term Bond . . . . . . . . . .     17,352,671     24,342,768
Small Cap Value . . . . . . . . . .     16,062,747      7,136,780
International Opportunities . . . .     24,767,973     17,918,215
Equity Index  . . . . . . . . . . .    124,086,502     40,497,607
Global Bond . . . . . . . . . . . .     10,322,531      9,125,384
Turner Core Growth  . . . . . . . .     20,980,047      5,874,338
Brandes International Equity  . . .     10,664,333      3,583,615
Frontier Capital Appreciation . . .     13,387,462     10,133,633
Enhanced U.S. Equity  . . . . . . .      5,925,334      2,077,734
Emerging Markets Equity . . . . . .      9,682,573      7,242,444
Global Equity . . . . . . . . . . .      2,167,637      1,624,954
Bond Index  . . . . . . . . . . . .      5,900,997      1,658,038
Small/Mid Cap CORE  . . . . . . . .      3,312,578      3,053,916
High Yield Bond . . . . . . . . . .     11,898,171     12,055,248

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. NET ASSETS

  Accumulation shares attributable to net assets of policyholders and accumulation share values for each subaccount at December 31, 1999 were as follows:


                                       VEP CLASS #1                VEP CLASS #2                VEP CLASS #3
                                --------------------------  --------------------------  --------------------------
                                ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
          PORTFOLIO                SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
          ---------             ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth  . . . . . .     432,627        $34.19        442,008       $34.29       156,934         $34.39
Sovereign Bond  . . . . . . .     226,496         13.80        170,995        13.84        28,389          13.88
International Equity Index  .     205,346         17.52        163,712        17.58         4,631          17.63
Small Cap Growth  . . . . . .     151,029         21.68        131,551        21.71        42,832          21.76
International Balanced  . . .      21,487         13.28         25,817        13.30        12,453          13.33
Mid Cap Growth  . . . . . . .     202,405         35.56        145,034        35.62        45,513          35.69
Large Cap Value . . . . . . .     191,629         16.15        140,376        16.18         4,476          16.21
Money Market  . . . . . . . .     613,611         13.08      1,102,161        13.12       347,735          13.15
Mid Cap Value . . . . . . . .     106,938         14.05         45,955        14.08         2,990          14.10
Small/Mid Cap Growth  . . . .      83,852         19.77         90,674        19.83        41,701          19.88
Real Estate Equity  . . . . .      94,768         14.40         68,355        14.44         2,732          14.49
Growth & Income . . . . . . .     945,411         30.90        579,234        31.00       212,540          31.09
Managed . . . . . . . . . . .     554,374         20.88        279,936        20.94        23,988          21.00
Short-Term Bond . . . . . . .      94,078         12.97         84,892        13.00         7,712          13.04
Small Cap Value . . . . . . .     114,641         12.30         82,461        12.33        55,278          12.35
International Opportunities .     115,902         16.52        159,219        16.55         2,521          16.58
Equity Index  . . . . . . . .     442,683         23.06        565,394        23.10       189,577          23.14
Global Bond . . . . . . . . .      55,090         12.15         48,036        12.17        16,751          12.19
Turner Core Growth  . . . . .      31,697         28.29         15,337        28.36            --             --
Brandes International Equity       18,319         16.91         33,342        16.94            --             --
Frontier Capital Appreciation      20,409         22.75         13,182        22.80            --             --
Enhanced U.S. Equity  . . . .       3,102         17.47             --        17.50            --             --
Emerging Markets Equity . . .      31,332         12.77        114,481        12.78         4,803          12.79
Global Equity . . . . . . . .      11,223         12.22         15,873        12.23           777          12.24
Bond Index  . . . . . . . . .      99,617         10.34         99,264        10.34        64,039          10.35
Small/Mid Cap CORE  . . . . .      12,833         10.76          3,271        10.77         4,416          10.78
High Yield Bond . . . . . . .      51,021         10.09         40,169        10.10            --             --

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                                     V COLI  CLASS #4            V COLI  CLASS #5            V COLI CLASS #6
                                --------------------------  --------------------------  --------------------------
                                ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
          PORTFOLIO                SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
          ---------             ------------  ------------  ------------  ------------  ------------  --------------
                                                            --------------------------------------------------------
Large Cap Growth  . . . . . .     646,018        $34.50       282,553        $34.49       252,596         $34.52
Sovereign Bond  . . . . . . .      17,426         14.64       538,047         14.66       335,449          14.67
International Equity Index  .      63,956         16.24       130,903         16.26       235,165          16.28
Small Cap Growth  . . . . . .      90,088         22.04        39,929         22.05        38,804          22.07
International Balanced  . . .      68,220         13.50         6,065         13.51        54,964          13.52
Mid Cap Growth  . . . . . . .     146,264         36.15       124,116         36.18         5,992          36.19
Large Cap Value . . . . . . .     151,753         16.42       133,066         16.43       416,273          16.44
Money Market  . . . . . . . .     218,714         13.01         5,906         13.02       136,140          13.04
Mid Cap Value . . . . . . . .      69,726         14.29        24,485         14.30       281,375          14.30
Small/Mid Cap Growth  . . . .      27,983         19.77           958         19.79        42,902          19.81
Real Estate Equity  . . . . .      58,475         14.92         4,323         14.93       203,728          14.95
Growth & Income . . . . . . .     641,268         30.84       447,326         30.87        16,723          30.91
Managed . . . . . . . . . . .     162,478         21.64        83,071         21.66       150,514          21.68
Short-Term Bond . . . . . . .      99,163         13.21       351,710         13.22            --             --
Small Cap Value . . . . . . .      32,245         12.51        49,419         12.52       281,896          12.53
International Opportunities .     203,225         16.80       157,727         16.80        74,340          16.81
Equity Index  . . . . . . . .     324,024         23.44        37,253         23.46       533,298          23.47
Global Bond . . . . . . . . .      54,500         12.35         9,809         12.36            --             --
Turner Core Growth  . . . . .       7,772         28.80        12,496         28.83            --             --
Brandes International Equity      104,626         17.21        81,372         17.23        42,458          17.25
Frontier Capital Appreciation      74,553         23.16        62,806         23.18            --             --
Enhanced U.S. Equity  . . . .      13,962         17.68             1         17.68            --             --
Emerging Markets Equity . . .          --            --        24,692         12.87            --             --
Global Equity . . . . . . . .          --            --            --         12.32            --             --
Bond Index  . . . . . . . . .       2,519         10.42        10,132         10.42            --             --
Small/Mid Cap CORE  . . . . .          --            --            --         10.84            --             --
High Yield Bond . . . . . . .       1,998         10.18           310         10.18        85,180          10.18

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                               MEDALLION EXECUTIVE VLI CLASS #7         MVEP CLASS #8               MVUL CLASS #9
                              ---------------------------------   --------------------------  --------------------------
                                ACCUMULATION      ACCUMULATION    ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
         PORTFOLIO                 SHARES         SHARE VALUES       SHARES     SHARE VALUES     SHARES      SHARE VALUES
         ---------            ----------------  ----------------  ------------  ------------  ------------  --------------
                              --------------------------------------------------------------------------------------------
Large Cap Growth  . . . . .         92,840           $79.68          781,223       $24.82       213,207         $22.10
Sovereign Bond  . . . . . .         57,389            23.69          765,173        12.44       500,049          11.71
International Equity Index         113,572            27.55          780,218        15.05       200,089          15.54
Small Cap Growth  . . . . .        193,672            21.70          298,417        21.90       197,401          24.61
International Balanced  . .         52,288            13.29           41,158        13.41        36,634          12.85
Mid Cap Growth  . . . . . .        168,579            35.59          383,762        35.92       103,210          39.83
Large Cap Value . . . . . .        269,931            16.17          125,284        16.31       115,052          13.95
Money Market  . . . . . . .        280,073            18.10          339,940        11.94       435,648          11.42
Mid Cap Value . . . . . . .        412,439            14.06          242,213        14.19        70,954          12.00
Small/Mid Cap Growth  . . .          3,416            19.80          257,950        12.63        33,652          12.85
Real Estate Equity  . . . .         39,901            22.14          116,040        12.27        38,147           9.54
Growth & Income . . . . . .        828,857            68.13        1,383,220        21.88       552,475          19.13
Managed . . . . . . . . . .      2,321,332            39.65          236,592        16.81       102,294          15.37
Short-Term Bond . . . . . .         63,598            12.99           63,326        11.93        95,428          11.43
Small Cap Value . . . . . .        473,526            12.32          281,097        12.43        87,362          11.80
International Opportunities        559,454            16.54          227,841        16.68       335,763          15.97
Equity Index  . . . . . . .        477,728            23.08        1,251,427        23.29       598,377          19.87
Global Bond . . . . . . . .        146,786            12.16           62,185        12.27       258,673          11.58
Turner Core Growth  . . . .             --               --          229,705        25.66        76,087          24.67
Brandes International
 Equity . . . . . . . . . .             --               --          495,542        16.53        58,572          17.67
Frontier Capital
 Appreciation . . . . . . .             --               --          405,890        19.23       119,967          18.62
Enhanced U.S. Equity  . . .             --               --          145,784        17.59       139,459          17.59
Emerging Markets Equity . .         45,954            12.77           18,062        12.82        40,257          12.82
Global Equity . . . . . . .          2,967            12.23            4,588        12.28        29,228          12.28
Bond Index  . . . . . . . .         18,855            10.34           12,439        10.38           185          10.38
Small/Mid Cap CORE  . . . .             --               --           16,742        10.81           477          10.81
High Yield Bond . . . . . .         34,470            10.10           82,547        10.14        72,026          10.14

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                                    MVUL 98 CLASS #10           MVEP 98 CLASS #11           MEVL II CLASS #12
                                --------------------------  --------------------------  --------------------------
                                ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
          PORTFOLIO                SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
          ---------             ------------  ------------  ------------  ------------  ------------  --------------
                                ------------------------------------------------------------------------------------
Large Cap Growth  . . . . . .      221,057       $22.10       133,186        $24.82          --             --
Sovereign Bond  . . . . . . .      122,492        11.71        96,742         12.44          --             --
International Equity Index  .       40,197        15.54        68,833         15.05          --             --
Small Cap Growth  . . . . . .      158,068        24.61        34,357         21.90          --             --
International Balanced  . . .       22,819        12.85         3,040         13.41          --             --
Mid Cap Growth  . . . . . . .      291,628        39.83       111,636         35.92          --             --
Large Cap Value . . . . . . .       66,485        13.95        73,993         16.31          --             --
Money Market  . . . . . . . .      575,670        11.42       718,107         11.94          --             --
Mid Cap Value . . . . . . . .       62,352        11.99        52,021         14.19          --             --
Small/Mid Cap Growth  . . . .       15,710        12.85        20,460         12.63          --             --
Real Estate Equity  . . . . .       10,691         9.54         7,405         12.27          --             --
Growth & Income . . . . . . .    1,047,922        19.13       196,321         21.88          --             --
Managed . . . . . . . . . . .       55,779        15.37        43,618         16.81          --             --
Short-Term Bond . . . . . . .       26,887        11.43        31,697         11.93          --             --
Small Cap Value . . . . . . .       22,247        11.80        40,374         12.43          --             --
International Opportunities .       39,238        15.97        35,379         16.68          --             --
Equity Index  . . . . . . . .    1,960,860        19.87       440,030         23.29          --             --
Global Bond . . . . . . . . .       35,346        11.58        51,458         12.27          --             --
Turner Core Growth  . . . . .      377,311        24.67       142,883         25.66          --             --
Brandes International Equity        82,135        17.67       116,504         16.53          --             --
Frontier Capital Appreciation       90,807        18.62        69,320         20.00          --             --
Enhanced U.S. Equity  . . . .       48,887        17.59        30,852         17.59          --             --
Emerging Markets Equity . . .        7,584        12.82         3,832         12.82          --             --
Global Equity . . . . . . . .        1,070        12.28         2,561         12.28          --             --
Bond Index  . . . . . . . . .      137,733        10.38        46,924         10.38          --             --
Small/Mid Cap CORE  . . . . .       10,536        10.81         8,881         10.81          --             --
High Yield Bond . . . . . . .       15,036        10.14        38,875         10.14          --             --

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S


                                      VEP CLASS #13
                                --------------------------
                                ACCUMULATION   ACCUMULATION
          PORTFOLIO                SHARES      SHARE VALUES
          ---------             ------------  --------------
                                ----------------------------
Large Cap Growth  . . . . . .        --             --
Sovereign Bond  . . . . . . .        --             --
International Equity Index  .        --             --
Small Cap Growth  . . . . . .        --             --
International Balanced  . . .        --             --
Mid Cap Growth  . . . . . . .        --             --
Large Cap Value . . . . . . .        --             --
Money Market  . . . . . . . .        --             --
Mid Cap Value . . . . . . . .        --             --
Small/Mid Cap Growth  . . . .        --             --
Real Estate Equity  . . . . .        --             --
Growth & Income . . . . . . .        --             --
Managed . . . . . . . . . . .        --             --
Short-Term Bond . . . . . . .        --             --
Small Cap Value . . . . . . .        --             --
International Opportunities .        --             --
Equity Index  . . . . . . . .        --             --
Global Bond . . . . . . . . .        --             --
Turner Core Growth  . . . . .        --             --
Brandes International Equity         --             --
Frontier Capital Appreciation        --             --
Enhanced U.S. Equity  . . . .        --             --
Emerging Markets Equity . . .        --             --
Global Equity . . . . . . . .        --             --
Bond Index  . . . . . . . . .        --             --
Small/Mid Cap CORE  . . . . .        --             --
High Yield Bond . . . . . . .        --             --

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.


 KEY WORD OR PHRASE      PAGE        KEY WORD OR PHRASE                     PAGE
Account . . . . . . .    33                                                35
account value . . . .     8                                                10
Additional Sum Insured   15                                                15
attained age. . . . .     9                                                15
Basic Sum Insured . .    15                                                 5
beneficiary . . . . .    44                                                13
business day. . . . .    34                                                10
                                                                               1

changing Option A or B   17                                                 8
changing the Total Sum    1
 Insured  . . . . . .     7                                                 6
charges . . . . . . .     9                                                35
Code. . . . . . . . .    40                                                35
cost of insurance
 rates. . . . . . . .     9                                                 5
date of issue . . . .    35                                                 3
death benefit . . . .     5                                                20
deductions. . . . . .     9                                                 7
enhanced cash value
 rider. . . . . . . .    16                                                 9
expenses of the Trusts   10                                                 2
fixed investment
 option . . . . . . .    34                                                33
full surrender. . . .    13                                                 2
fund. . . . . . . . .     2                                                14
grace period. . . . .     7                                                33
guaranteed minimum
 death benefit  . . .     7                                                13
Guaranteed Minimum

 Death Benefit Premium    7                                                13
insurance charge. . .     9                                                 9
insured person. . . .     5                                                40
investment options. .     1                                                20
JHVLICO . . . . . . .    33                                                15
lapse . . . . . . . .     7                                                13
loan. . . . . . . . .    14                                                 2

loan interest . . . .    14                                                 1

maximum premiums. . .     6                                                33
Minimum Initial

 Premium. . . . . . .    34                                                13
minimum insurance
 amount . . . . . . .    16                                                10

minimum premiums. . .     5                                                 5
modified endowment
 contract . . . . . .    41

                       SUPPLEMENT DATED NOVEMBER 1, 2000

                                       TO

                            VARIABLE LIFE INSURANCE

                      PROSPECTUSES DATED NOVEMBER 1, 2000

This Supplement is intended to be distributed with prospectuses dated November 1, 2000 for certain VARIABLE LIFE INSURANCE POLICIES ISSUED ON OR BEFORE MAY 1, 2000 by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, or Investors Partner Life Insurance Company. The variable life insurance policies involved bear the title "Variable Estate Protection", "Variable Estate Protection II", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Medallion Variable Life", "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Medallion Executive Variable Life III", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", "Variable Master Plan Plus", "Investors Partner Variable Life", "Flex V-1" or "Flex V-2".

                            ------------------------

                            GUIDE TO THIS SUPPLEMENT
                            ------------------------

 .    Your policy enables you to invest in the INTERNATIONAL OPPORTUNITIES II
     VARIABLE INVESTMENT OPTION. This variable investment option is subject to all the terms and conditions of the policies and the procedures described in the Product Prospectuses. Prior to June, 2000, this variable investment option was known as the "Global Equity" variable investment option. We may modify or delete this investment option in the future.

 .    If you select the International Opportunities II variable investment option, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I. The International Opportunities II Fund is managed by T. Rowe Price International, Inc.

 .    Page 2 of this Supplement amends the fund expense table in each of the
     Product Prospectuses that follows the question "What charges will the Trust[s] deduct from my investment in the policy?"

 .    Pages 3, 4 and 5 of the Supplement amend the John Hancock Variable Series
     Trust I prospectus and describe the Goal and Strategy, Subadviser, Past Performance, Main Risks, Financial Highlights, and Expenses, Dividends and Taxes of the International Opportunities II Fund.

                               ANNUAL FUND EXPENSES

     The following figures for the International Opportunities II fund are based on historical and current fund expenses, as a percentage (rounded to two decimal places) of the fund's average daily net assets for 1999. Shareholders of the International Opportunities II fund have approved a new management fee schedule, effective November 1, 2000, and the "investment management fee" percentage is calculated as if the new fee schedule had been in effect for all of 1999. The percentage for "other operating expenses" is based on the allocation methodology and expense reimbursement policy adopted by the John Hancock Variable Series Trust I on April 23, 1999, and is calculated as if that allocation methodology and expense reimbursement policy had been in effect for all of 1999. Under the expense reimbursement policy, John Hancock Life Insurance Company voluntarily reimburses the International Opportunities II fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets.

                                       Investment  Distribution and  Other Operating  Total Fund   Other Operating
                                       Management      Service        Expenses With   Operating    Expenses Absent
Fund Name                                  Fee       (12b-1) Fees     Reimbursement    Expenses     Reimbursement
---------                              ----------  ----------------  ---------------  ----------   ---------------
JOHN HANCOCK VARIABLE SERIES TRUST I:
International Opportunities II .......     1.00%           N/A              0.10%         1.10%         0.50%

International Opportunities II Fund
(Formerly Global Equity Fund)

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries other than the U.S., and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 150 to 250 stocks in 15 to 20 countries, with at least 65% of its assets in securities of non-U.S. entities. The Fund normally has 10% or less of its assets in cash and cashequivalents.

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999
Managing Fund since June 13, 2000

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



                                    [GRAPH]

                                1999    24.19%

Best quarter: up 15.94%, fourth quarter 1999 Worst quarter: down 12.39%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        24.19% 25.34%
Life of fund  13.48% 19.92%

Index:MSCI World Index

(1)Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
International Opportunities II Fund (Formerly Global Equity
 Fund) -- Period ended December 31;                           1998**      1999
--------------------------------------------------------------------------------

Net asset value, beginning of period                         $ 10.00   $  9.87
Income from investment operations:
 Net investment income (loss)                                   0.07      0.10
 Net realized and unrealized gain (loss) on investments*       (0.13)     2.27
 Total from investment operations                              (0.06)     2.37
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.07)    (0.07)
 Distributions from net realized gain on investments sold        --        --
 Distributions in excess of income, capital paid in & gains      --      (0.04)
 Total distributions                                           (0.07)    (0.11)
Net asset value, end of period                               $  9.87   $ 12.13
Total investment return                                        (0.55)%   24.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $15,281   $22,311
Ratio of expenses to average net assets (%)***                  1.15%     1.04%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.11%     0.96%
Turnover rate (%)                                              33.17%    49.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% and 1.26% for the years ended December 31, 1998, and 1999, respectively.

 .    The table entitled "FUNDS' EXPENSES" in the prospectus for the John Hancock
     Variable Series Trust I dated November 1, 20000 is supplemented with the following information:

     The advisory fee paid by the International Opportunities II fund to the adviser in 1999 was 0.90% of the fund's net assets. The International Opportunities II fund was formerly the "Global Equity" fund.

 .    The section entitled "DIVIDENDS AND TAXES" in the prospectus for the John
     Hancock Variable Series Trust I dated November 1, 20000 is supplemented with the following information:

     The International Opportunities II fund reinvests and declares its dividends and distributions in the manner described in this section.